Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000075263
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class A
Trading Symbol	AMAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,001	$10,038	$10,002
5/31/16	$10,001	$10,041	$10,004
6/30/16	$10,003	$10,221	$10,006
7/31/16	$10,005	$10,286	$10,009
8/31/16	$10,006	$10,274	$10,011
9/30/16	$10,008	$10,268	$10,013
10/31/16	$10,010	$10,190	$10,016
11/30/16	$10,010	$9,949	$10,019
12/31/16	$10,011	$9,963	$10,022
1/31/17	$10,014	$9,982	$10,025
2/28/17	$10,016	$10,049	$10,029
3/31/17	$10,019	$10,044	$10,034
4/30/17	$10,023	$10,122	$10,039
5/31/17	$10,028	$10,199	$10,045
6/30/17	$10,035	$10,189	$10,052
7/31/17	$10,041	$10,233	$10,060
8/31/17	$10,047	$10,325	$10,069
9/30/17	$10,054	$10,276	$10,078
10/31/17	$10,061	$10,282	$10,087
11/30/17	$10,068	$10,268	$10,096
12/31/17	$10,077	$10,316	$10,106
1/31/18	$10,086	$10,197	$10,117
2/28/18	$10,095	$10,100	$10,128
3/31/18	$10,107	$10,165	$10,141
4/30/18	$10,119	$10,089	$10,155
5/31/18	$10,132	$10,161	$10,170
6/30/18	$10,145	$10,149	$10,185
7/31/18	$10,159	$10,151	$10,202
8/31/18	$10,175	$10,216	$10,219
9/30/18	$10,189	$10,151	$10,236
10/31/18	$10,205	$10,070	$10,255
11/30/18	$10,223	$10,131	$10,274
12/31/18	$10,241	$10,317	$10,294
1/31/19	$10,260	$10,426	$10,315
2/28/19	$10,277	$10,420	$10,334
3/31/19	$10,296	$10,620	$10,356
4/30/19	$10,315	$10,623	$10,377
5/31/19	$10,335	$10,812	$10,398
6/30/19	$10,353	$10,947	$10,419
7/31/19	$10,372	$10,971	$10,440
8/31/19	$10,390	$11,256	$10,460
9/30/19	$10,406	$11,196	$10,478
10/31/19	$10,420	$11,230	$10,496
11/30/19	$10,432	$11,224	$10,511
12/31/19	$10,443	$11,216	$10,526
1/31/20	$10,455	$11,432	$10,540
2/29/20	$10,466	$11,638	$10,554
3/31/20	$10,470	$11,569	$10,567
4/30/20	$10,471	$11,775	$10,576
5/31/20	$10,471	$11,830	$10,580
6/30/20	$10,471	$11,904	$10,581
7/31/20	$10,471	$12,082	$10,582
8/31/20	$10,471	$11,984	$10,584
9/30/20	$10,471	$11,978	$10,585
10/31/20	$10,472	$11,924	$10,586
11/30/20	$10,472	$12,041	$10,586
12/31/20	$10,472	$12,058	$10,587
1/31/21	$10,472	$11,971	$10,588
2/28/21	$10,472	$11,799	$10,589
3/31/21	$10,472	$11,651	$10,589
4/30/21	$10,472	$11,743	$10,590
5/31/21	$10,472	$11,782	$10,590
6/30/21	$10,472	$11,864	$10,590
7/31/21	$10,472	$11,997	$10,590
8/31/21	$10,472	$11,974	$10,590
9/30/21	$10,472	$11,871	$10,591
10/31/21	$10,472	$11,867	$10,591
11/30/21	$10,472	$11,902	$10,592
12/31/21	$10,472	$11,872	$10,592
1/31/22	$10,472	$11,616	$10,593
2/28/22	$10,472	$11,487	$10,593
3/31/22	$10,472	$11,168	$10,595
4/30/22	$10,472	$10,744	$10,598
5/31/22	$10,476	$10,813	$10,603
6/30/22	$10,482	$10,643	$10,610
7/31/22	$10,493	$10,903	$10,621
8/31/22	$10,509	$10,595	$10,637
9/30/22	$10,529	$10,138	$10,658
10/31/22	$10,551	$10,006	$10,684
11/30/22	$10,580	$10,374	$10,715
12/31/22	$10,617	$10,327	$10,751
1/31/23	$10,650	$10,645	$10,791
2/28/23	$10,685	$10,370	$10,829
3/31/23	$10,728	$10,633	$10,872
4/30/23	$10,765	$10,698	$10,915
5/31/23	$10,809	$10,581	$10,961
6/30/23	$10,855	$10,544	$11,008
7/31/23	$10,897	$10,536	$11,058
8/31/23	$10,944	$10,469	$11,110
9/30/23	$10,992	$10,203	$11,160
10/31/23	$11,038	$10,042	$11,212
11/30/23	$11,084	$10,497	$11,264
12/31/23	$11,134	$10,898	$11,317
1/31/24	$11,181	$10,868	$11,369
2/29/24	$11,226	$10,715	$11,419
3/31/24	$11,275	$10,814	$11,472
4/30/24	$11,322	$10,541	$11,523
5/31/24	$11,375	$10,719	$11,577
6/30/24	$11,419	$10,821	$11,629
7/31/24	$11,469	$11,074	$11,683
8/31/24	$11,523	$11,233	$11,737
9/30/24	$11,566	$11,383	$11,788
10/31/24	$11,612	$11,101	$11,839
11/30/24	$11,656	$11,218	$11,886
12/31/24	$11,698	$11,035	$11,933
1/31/25	$11,740	$11,093	$11,979
2/28/25	$11,777	$11,337	$12,020
3/31/25	$11,816	$11,342	$12,064
4/30/25	$11,856	$11,386	$12,108
5/31/25	$11,898	$11,305	$12,153
6/30/25	$11,937	$11,478	$12,196
7/31/25	$11,979	$11,448	$12,242
8/31/25	$12,022	$11,585	$12,287
9/30/25	$12,061	$11,711	$12,331
10/31/25	$12,104	$11,785	$12,375
11/30/25	$12,139	$11,858	$12,416
12/31/25	$12,177	$11,840	$12,457
1/31/26	$12,212	$11,853	$12,498
2/28/26	$12,244	$12,047	$12,534
3/31/26	$12,278	$11,835	$12,573

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.91%	3.23%	2.07%
Class A (including sales charge)	3.91%	3.23%	2.07%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,107,682,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 5,382,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000072053
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Administrative Class
Trading Symbol	PGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,000,207	$1,003,838	$1,000,236
5/31/16	$1,000,344	$1,004,096	$1,000,448
6/30/16	$1,000,627	$1,022,137	$1,000,648
7/31/16	$1,000,909	$1,028,599	$1,000,870
8/31/16	$1,001,154	$1,027,423	$1,001,109
9/30/16	$1,001,498	$1,026,821	$1,001,348
10/31/16	$1,001,754	$1,018,967	$1,001,600
11/30/16	$1,002,059	$994,865	$1,001,858
12/31/16	$1,002,301	$996,268	$1,002,169
1/31/17	$1,002,659	$998,223	$1,002,542
2/28/17	$1,003,003	$1,004,932	$1,002,934
3/31/17	$1,003,477	$1,004,405	$1,003,383
4/30/17	$1,003,993	$1,012,156	$1,003,893
5/31/17	$1,004,584	$1,019,947	$1,004,501
6/30/17	$1,005,384	$1,018,920	$1,005,212
7/31/17	$1,006,111	$1,023,305	$1,006,022
8/31/17	$1,006,930	$1,032,484	$1,006,911
9/30/17	$1,007,760	$1,027,566	$1,007,779
10/31/17	$1,008,551	$1,028,161	$1,008,689
11/30/17	$1,009,392	$1,026,841	$1,009,590
12/31/17	$1,010,425	$1,031,554	$1,010,600
1/31/18	$1,011,468	$1,019,674	$1,011,712
2/28/18	$1,012,441	$1,010,008	$1,012,801
3/31/18	$1,013,774	$1,016,485	$1,014,122
4/30/18	$1,015,123	$1,008,925	$1,015,490
5/31/18	$1,016,538	$1,016,126	$1,017,006
6/30/18	$1,018,060	$1,014,876	$1,018,545
7/31/18	$1,019,592	$1,015,117	$1,020,197
8/31/18	$1,021,336	$1,021,649	$1,021,917
9/30/18	$1,022,774	$1,015,070	$1,023,638
10/31/18	$1,024,597	$1,007,049	$1,025,501
11/30/18	$1,026,527	$1,013,060	$1,027,392
12/31/18	$1,028,462	$1,031,671	$1,029,427
1/31/19	$1,030,451	$1,042,627	$1,031,517
2/28/19	$1,032,294	$1,042,023	$1,033,428
3/31/19	$1,034,370	$1,062,032	$1,035,570
4/30/19	$1,036,389	$1,062,304	$1,037,655
5/31/19	$1,038,573	$1,081,161	$1,039,823
6/30/19	$1,040,418	$1,094,739	$1,041,922
7/31/19	$1,042,506	$1,097,147	$1,044,004
8/31/19	$1,044,436	$1,125,576	$1,045,988
9/30/19	$1,046,133	$1,119,581	$1,047,783
10/31/19	$1,047,715	$1,122,953	$1,049,557
11/30/19	$1,049,020	$1,122,381	$1,051,120
12/31/19	$1,050,295	$1,121,599	$1,052,617
1/31/20	$1,051,639	$1,143,184	$1,054,034
2/29/20	$1,052,830	$1,163,759	$1,055,366
3/31/20	$1,053,302	$1,156,911	$1,056,698
4/30/20	$1,053,469	$1,177,476	$1,057,565
5/31/20	$1,053,478	$1,182,959	$1,058,021
6/30/20	$1,053,481	$1,190,410	$1,058,126
7/31/20	$1,053,495	$1,208,191	$1,058,246
8/31/20	$1,053,498	$1,198,439	$1,058,364
9/30/20	$1,053,501	$1,197,782	$1,058,466
10/31/20	$1,053,508	$1,192,434	$1,058,557
11/30/20	$1,053,515	$1,204,134	$1,058,644
12/31/20	$1,053,521	$1,205,794	$1,058,726
1/31/21	$1,053,522	$1,197,148	$1,058,803
2/28/21	$1,053,537	$1,179,861	$1,058,863
3/31/21	$1,053,538	$1,165,128	$1,058,917
4/30/21	$1,053,538	$1,174,333	$1,058,953
5/31/21	$1,053,549	$1,178,169	$1,058,978
6/30/21	$1,053,549	$1,186,447	$1,058,993
7/31/21	$1,053,549	$1,199,713	$1,059,017
8/31/21	$1,053,550	$1,197,429	$1,059,050
9/30/21	$1,053,565	$1,187,061	$1,059,090
10/31/21	$1,053,570	$1,186,734	$1,059,128
11/30/21	$1,053,570	$1,190,245	$1,059,168
12/31/21	$1,053,581	$1,187,200	$1,059,213
1/31/22	$1,053,584	$1,161,622	$1,059,262
2/28/22	$1,053,585	$1,148,663	$1,059,342
3/31/22	$1,053,638	$1,116,751	$1,059,510
4/30/22	$1,053,749	$1,074,373	$1,059,810
5/31/22	$1,054,212	$1,081,300	$1,060,322
6/30/22	$1,054,989	$1,064,336	$1,061,038
7/31/22	$1,056,215	$1,090,343	$1,062,138
8/31/22	$1,057,993	$1,059,533	$1,063,718
9/30/22	$1,060,100	$1,013,755	$1,065,801
10/31/22	$1,062,439	$1,000,624	$1,068,441
11/30/22	$1,065,453	$1,037,423	$1,071,503
12/31/22	$1,069,320	$1,032,743	$1,075,120
1/31/23	$1,072,849	$1,064,515	$1,079,088
2/28/23	$1,076,485	$1,036,991	$1,082,852
3/31/23	$1,080,901	$1,063,333	$1,087,181
4/30/23	$1,084,806	$1,069,778	$1,091,508
5/31/23	$1,089,379	$1,058,130	$1,096,127
6/30/23	$1,094,154	$1,054,356	$1,100,795
7/31/23	$1,098,526	$1,053,621	$1,105,810
8/31/23	$1,103,400	$1,046,891	$1,110,952
9/30/23	$1,108,313	$1,020,288	$1,115,968
10/31/23	$1,113,106	$1,004,186	$1,121,225
11/30/23	$1,117,929	$1,049,662	$1,126,351
12/31/23	$1,123,126	$1,089,842	$1,131,651
1/31/24	$1,127,978	$1,086,849	$1,136,937
2/29/24	$1,132,679	$1,071,494	$1,141,875
3/31/24	$1,137,736	$1,081,388	$1,147,166
4/30/24	$1,142,655	$1,054,074	$1,152,316
5/31/24	$1,148,069	$1,071,944	$1,157,671
6/30/24	$1,152,709	$1,082,092	$1,162,881
7/31/24	$1,157,905	$1,107,367	$1,168,289
8/31/24	$1,163,454	$1,123,279	$1,173,677
9/30/24	$1,167,986	$1,138,319	$1,178,821
10/31/24	$1,172,746	$1,110,090	$1,183,909
11/30/24	$1,177,304	$1,121,827	$1,188,615
12/31/24	$1,181,774	$1,103,468	$1,193,288
1/31/25	$1,186,167	$1,109,322	$1,197,880
2/28/25	$1,190,065	$1,133,729	$1,201,961
3/31/25	$1,194,082	$1,134,155	$1,206,431
4/30/25	$1,198,276	$1,138,613	$1,210,763
5/31/25	$1,202,728	$1,130,460	$1,215,253
6/30/25	$1,206,765	$1,147,843	$1,219,629
7/31/25	$1,211,131	$1,144,815	$1,224,166
8/31/25	$1,215,647	$1,158,507	$1,228,739
9/30/25	$1,219,733	$1,171,145	$1,233,109
10/31/25	$1,224,246	$1,178,462	$1,237,519
11/30/25	$1,227,938	$1,185,785	$1,241,620
12/31/25	$1,231,944	$1,184,031	$1,245,747
1/31/26	$1,235,675	$1,185,295	$1,249,776
2/28/26	$1,239,059	$1,204,706	$1,253,375
3/31/26	$1,242,677	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.07%	3.36%	2.20%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,107,682,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 5,382,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000075264
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class C
Trading Symbol	AMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,001	$10,038	$10,002
5/31/16	$10,001	$10,041	$10,004
6/30/16	$10,003	$10,221	$10,006
7/31/16	$10,005	$10,286	$10,009
8/31/16	$10,006	$10,274	$10,011
9/30/16	$10,008	$10,268	$10,013
10/31/16	$10,010	$10,190	$10,016
11/30/16	$10,010	$9,949	$10,019
12/31/16	$10,011	$9,963	$10,022
1/31/17	$10,014	$9,982	$10,025
2/28/17	$10,016	$10,049	$10,029
3/31/17	$10,019	$10,044	$10,034
4/30/17	$10,023	$10,122	$10,039
5/31/17	$10,028	$10,199	$10,045
6/30/17	$10,035	$10,189	$10,052
7/31/17	$10,041	$10,233	$10,060
8/31/17	$10,047	$10,325	$10,069
9/30/17	$10,054	$10,276	$10,078
10/31/17	$10,061	$10,282	$10,087
11/30/17	$10,068	$10,268	$10,096
12/31/17	$10,077	$10,316	$10,106
1/31/18	$10,086	$10,197	$10,117
2/28/18	$10,095	$10,100	$10,128
3/31/18	$10,107	$10,165	$10,141
4/30/18	$10,119	$10,089	$10,155
5/31/18	$10,132	$10,161	$10,170
6/30/18	$10,145	$10,149	$10,185
7/31/18	$10,159	$10,151	$10,202
8/31/18	$10,175	$10,216	$10,219
9/30/18	$10,189	$10,151	$10,236
10/31/18	$10,205	$10,070	$10,255
11/30/18	$10,223	$10,131	$10,274
12/31/18	$10,241	$10,317	$10,294
1/31/19	$10,260	$10,426	$10,315
2/28/19	$10,277	$10,420	$10,334
3/31/19	$10,296	$10,620	$10,356
4/30/19	$10,315	$10,623	$10,377
5/31/19	$10,335	$10,812	$10,398
6/30/19	$10,352	$10,947	$10,419
7/31/19	$10,372	$10,971	$10,440
8/31/19	$10,390	$11,256	$10,460
9/30/19	$10,405	$11,196	$10,478
10/31/19	$10,420	$11,230	$10,496
11/30/19	$10,431	$11,224	$10,511
12/31/19	$10,443	$11,216	$10,526
1/31/20	$10,455	$11,432	$10,540
2/29/20	$10,465	$11,638	$10,554
3/31/20	$10,469	$11,569	$10,567
4/30/20	$10,471	$11,775	$10,576
5/31/20	$10,471	$11,830	$10,580
6/30/20	$10,471	$11,904	$10,581
7/31/20	$10,471	$12,082	$10,582
8/31/20	$10,471	$11,984	$10,584
9/30/20	$10,471	$11,978	$10,585
10/31/20	$10,471	$11,924	$10,586
11/30/20	$10,471	$12,041	$10,586
12/31/20	$10,471	$12,058	$10,587
1/31/21	$10,471	$11,971	$10,588
2/28/21	$10,471	$11,799	$10,589
3/31/21	$10,471	$11,651	$10,589
4/30/21	$10,471	$11,743	$10,590
5/31/21	$10,472	$11,782	$10,590
6/30/21	$10,472	$11,864	$10,590
7/31/21	$10,472	$11,997	$10,590
8/31/21	$10,472	$11,974	$10,590
9/30/21	$10,472	$11,871	$10,591
10/31/21	$10,472	$11,867	$10,591
11/30/21	$10,472	$11,902	$10,592
12/31/21	$10,472	$11,872	$10,592
1/31/22	$10,472	$11,616	$10,593
2/28/22	$10,472	$11,487	$10,593
3/31/22	$10,472	$11,168	$10,595
4/30/22	$10,472	$10,744	$10,598
5/31/22	$10,475	$10,813	$10,603
6/30/22	$10,482	$10,643	$10,610
7/31/22	$10,493	$10,903	$10,621
8/31/22	$10,509	$10,595	$10,637
9/30/22	$10,529	$10,138	$10,658
10/31/22	$10,550	$10,006	$10,684
11/30/22	$10,579	$10,374	$10,715
12/31/22	$10,616	$10,327	$10,751
1/31/23	$10,650	$10,645	$10,791
2/28/23	$10,685	$10,370	$10,829
3/31/23	$10,727	$10,633	$10,872
4/30/23	$10,765	$10,698	$10,915
5/31/23	$10,809	$10,581	$10,961
6/30/23	$10,855	$10,544	$11,008
7/31/23	$10,897	$10,536	$11,058
8/31/23	$10,944	$10,469	$11,110
9/30/23	$10,991	$10,203	$11,160
10/31/23	$11,037	$10,042	$11,212
11/30/23	$11,084	$10,497	$11,264
12/31/23	$11,134	$10,898	$11,317
1/31/24	$11,181	$10,868	$11,369
2/29/24	$11,226	$10,715	$11,419
3/31/24	$11,275	$10,814	$11,472
4/30/24	$11,322	$10,541	$11,523
5/31/24	$11,374	$10,719	$11,577
6/30/24	$11,419	$10,821	$11,629
7/31/24	$11,469	$11,074	$11,683
8/31/24	$11,522	$11,233	$11,737
9/30/24	$11,566	$11,383	$11,788
10/31/24	$11,611	$11,101	$11,839
11/30/24	$11,655	$11,218	$11,886
12/31/24	$11,698	$11,035	$11,933
1/31/25	$11,740	$11,093	$11,979
2/28/25	$11,777	$11,337	$12,020
3/31/25	$11,815	$11,342	$12,064
4/30/25	$11,855	$11,386	$12,108
5/31/25	$11,898	$11,305	$12,153
6/30/25	$11,936	$11,478	$12,196
7/31/25	$11,978	$11,448	$12,242
8/31/25	$12,021	$11,585	$12,287
9/30/25	$12,060	$11,711	$12,331
10/31/25	$12,103	$11,785	$12,375
11/30/25	$12,138	$11,858	$12,416
12/31/25	$12,176	$11,840	$12,457
1/31/26	$12,212	$11,853	$12,498
2/28/26	$12,244	$12,047	$12,534
3/31/26	$12,278	$11,835	$12,573

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.92%	3.23%	2.07%
Class C (including sales charge)	3.92%	3.23%	2.07%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,107,682,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 5,382,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000169180
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	PGYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,000,207	$1,003,838	$1,000,236
5/31/16	$1,000,344	$1,004,096	$1,000,448
6/30/16	$1,000,627	$1,022,137	$1,000,648
7/31/16	$1,000,916	$1,028,599	$1,000,870
8/31/16	$1,001,189	$1,027,423	$1,001,109
9/30/16	$1,001,553	$1,026,821	$1,001,348
10/31/16	$1,001,808	$1,018,967	$1,001,600
11/30/16	$1,002,113	$994,865	$1,001,858
12/31/16	$1,002,279	$996,268	$1,002,169
1/31/17	$1,002,637	$998,223	$1,002,542
2/28/17	$1,002,981	$1,004,932	$1,002,934
3/31/17	$1,003,454	$1,004,405	$1,003,383
4/30/17	$1,003,971	$1,012,156	$1,003,893
5/31/17	$1,004,561	$1,019,947	$1,004,501
6/30/17	$1,005,361	$1,018,920	$1,005,212
7/31/17	$1,006,088	$1,023,305	$1,006,022
8/31/17	$1,006,908	$1,032,484	$1,006,911
9/30/17	$1,007,738	$1,027,566	$1,007,779
10/31/17	$1,008,529	$1,028,161	$1,008,689
11/30/17	$1,009,369	$1,026,841	$1,009,590
12/31/17	$1,010,404	$1,031,554	$1,010,600
1/31/18	$1,011,447	$1,019,674	$1,011,712
2/28/18	$1,012,420	$1,010,008	$1,012,801
3/31/18	$1,013,753	$1,016,485	$1,014,122
4/30/18	$1,015,102	$1,008,925	$1,015,490
5/31/18	$1,016,517	$1,016,126	$1,017,006
6/30/18	$1,018,043	$1,014,876	$1,018,545
7/31/18	$1,019,575	$1,015,117	$1,020,197
8/31/18	$1,021,319	$1,021,649	$1,021,917
9/30/18	$1,022,758	$1,015,070	$1,023,638
10/31/18	$1,024,582	$1,007,049	$1,025,501
11/30/18	$1,026,512	$1,013,060	$1,027,392
12/31/18	$1,028,448	$1,031,671	$1,029,427
1/31/19	$1,030,438	$1,042,627	$1,031,517
2/28/19	$1,032,281	$1,042,023	$1,033,428
3/31/19	$1,034,358	$1,062,032	$1,035,570
4/30/19	$1,036,376	$1,062,304	$1,037,655
5/31/19	$1,038,561	$1,081,161	$1,039,823
6/30/19	$1,040,406	$1,094,739	$1,041,922
7/31/19	$1,042,495	$1,097,147	$1,044,004
8/31/19	$1,044,424	$1,125,576	$1,045,988
9/30/19	$1,046,121	$1,119,581	$1,047,783
10/31/19	$1,047,703	$1,122,953	$1,049,557
11/30/19	$1,049,008	$1,122,381	$1,051,120
12/31/19	$1,050,283	$1,121,599	$1,052,617
1/31/20	$1,051,627	$1,143,184	$1,054,034
2/29/20	$1,052,819	$1,163,759	$1,055,366
3/31/20	$1,053,292	$1,156,911	$1,056,698
4/30/20	$1,053,459	$1,177,476	$1,057,565
5/31/20	$1,053,468	$1,182,959	$1,058,021
6/30/20	$1,053,471	$1,190,410	$1,058,126
7/31/20	$1,053,484	$1,208,191	$1,058,246
8/31/20	$1,053,487	$1,198,439	$1,058,364
9/30/20	$1,053,491	$1,197,782	$1,058,466
10/31/20	$1,053,498	$1,192,434	$1,058,557
11/30/20	$1,053,505	$1,204,134	$1,058,644
12/31/20	$1,053,511	$1,205,794	$1,058,726
1/31/21	$1,053,512	$1,197,148	$1,058,803
2/28/21	$1,053,527	$1,179,861	$1,058,863
3/31/21	$1,053,528	$1,165,128	$1,058,917
4/30/21	$1,053,528	$1,174,333	$1,058,953
5/31/21	$1,053,539	$1,178,169	$1,058,978
6/30/21	$1,053,539	$1,186,447	$1,058,993
7/31/21	$1,053,539	$1,199,713	$1,059,017
8/31/21	$1,053,540	$1,197,429	$1,059,050
9/30/21	$1,053,555	$1,187,061	$1,059,090
10/31/21	$1,053,560	$1,186,734	$1,059,128
11/30/21	$1,053,560	$1,190,245	$1,059,168
12/31/21	$1,053,571	$1,187,200	$1,059,213
1/31/22	$1,053,574	$1,161,622	$1,059,262
2/28/22	$1,053,575	$1,148,663	$1,059,342
3/31/22	$1,053,628	$1,116,751	$1,059,510
4/30/22	$1,053,737	$1,074,373	$1,059,810
5/31/22	$1,054,201	$1,081,300	$1,060,322
6/30/22	$1,054,978	$1,064,336	$1,061,038
7/31/22	$1,056,203	$1,090,343	$1,062,138
8/31/22	$1,057,981	$1,059,533	$1,063,718
9/30/22	$1,060,089	$1,013,755	$1,065,801
10/31/22	$1,062,428	$1,000,624	$1,068,441
11/30/22	$1,065,442	$1,037,423	$1,071,503
12/31/22	$1,069,310	$1,032,743	$1,075,120
1/31/23	$1,072,839	$1,064,515	$1,079,088
2/28/23	$1,076,475	$1,036,991	$1,082,852
3/31/23	$1,080,891	$1,063,333	$1,087,181
4/30/23	$1,084,796	$1,069,778	$1,091,508
5/31/23	$1,089,369	$1,058,130	$1,096,127
6/30/23	$1,094,144	$1,054,356	$1,100,795
7/31/23	$1,098,516	$1,053,621	$1,105,810
8/31/23	$1,103,390	$1,046,891	$1,110,952
9/30/23	$1,108,304	$1,020,288	$1,115,968
10/31/23	$1,113,097	$1,004,186	$1,121,225
11/30/23	$1,117,920	$1,049,662	$1,126,351
12/31/23	$1,123,117	$1,089,842	$1,131,651
1/31/24	$1,127,969	$1,086,849	$1,136,937
2/29/24	$1,132,671	$1,071,494	$1,141,875
3/31/24	$1,137,728	$1,081,388	$1,147,166
4/30/24	$1,142,647	$1,054,074	$1,152,316
5/31/24	$1,148,062	$1,071,944	$1,157,671
6/30/24	$1,152,703	$1,082,092	$1,162,881
7/31/24	$1,157,900	$1,107,367	$1,168,289
8/31/24	$1,163,449	$1,123,279	$1,173,677
9/30/24	$1,167,981	$1,138,319	$1,178,821
10/31/24	$1,172,742	$1,110,090	$1,183,909
11/30/24	$1,177,298	$1,121,827	$1,188,615
12/31/24	$1,181,767	$1,103,468	$1,193,288
1/31/25	$1,186,160	$1,109,322	$1,197,880
2/28/25	$1,190,059	$1,133,729	$1,201,961
3/31/25	$1,194,077	$1,134,155	$1,206,431
4/30/25	$1,198,271	$1,138,613	$1,210,763
5/31/25	$1,202,724	$1,130,460	$1,215,253
6/30/25	$1,206,760	$1,147,843	$1,219,629
7/31/25	$1,211,126	$1,144,815	$1,224,166
8/31/25	$1,215,642	$1,158,507	$1,228,739
9/30/25	$1,219,729	$1,171,145	$1,233,109
10/31/25	$1,224,242	$1,178,462	$1,237,519
11/30/25	$1,227,934	$1,185,785	$1,241,620
12/31/25	$1,231,940	$1,184,031	$1,245,747
1/31/26	$1,235,671	$1,185,295	$1,249,776
2/28/26	$1,239,056	$1,204,706	$1,253,375
3/31/26	$1,242,674	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.07%	3.36%	2.20%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,107,682,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 5,382,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000072056
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	I-2
Trading Symbol	PGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,000,123	$1,003,838	$1,000,236
5/31/16	$1,000,198	$1,004,096	$1,000,448
6/30/16	$1,000,408	$1,022,137	$1,000,648
7/31/16	$1,000,614	$1,028,599	$1,000,870
8/31/16	$1,000,800	$1,027,423	$1,001,109
9/30/16	$1,001,073	$1,026,821	$1,001,348
10/31/16	$1,001,246	$1,018,967	$1,001,600
11/30/16	$1,001,347	$994,865	$1,001,858
12/31/16	$1,001,500	$996,268	$1,002,169
1/31/17	$1,001,773	$998,223	$1,002,542
2/28/17	$1,002,036	$1,004,932	$1,002,934
3/31/17	$1,002,414	$1,004,405	$1,003,383
4/30/17	$1,002,851	$1,012,156	$1,003,893
5/31/17	$1,003,351	$1,019,947	$1,004,501
6/30/17	$1,004,058	$1,018,920	$1,005,212
7/31/17	$1,004,701	$1,023,305	$1,006,022
8/31/17	$1,005,430	$1,032,484	$1,006,911
9/30/17	$1,006,169	$1,027,566	$1,007,779
10/31/17	$1,006,872	$1,028,161	$1,008,689
11/30/17	$1,007,624	$1,026,841	$1,009,590
12/31/17	$1,008,564	$1,031,554	$1,010,600
1/31/18	$1,009,518	$1,019,674	$1,011,712
2/28/18	$1,010,408	$1,010,008	$1,012,801
3/31/18	$1,011,646	$1,016,485	$1,014,122
4/30/18	$1,012,907	$1,008,925	$1,015,490
5/31/18	$1,014,230	$1,016,126	$1,017,006
6/30/18	$1,015,659	$1,014,876	$1,018,545
7/31/18	$1,017,101	$1,015,117	$1,020,197
8/31/18	$1,018,742	$1,021,649	$1,021,917
9/30/18	$1,020,098	$1,015,070	$1,023,638
10/31/18	$1,021,828	$1,007,049	$1,025,501
11/30/18	$1,023,660	$1,013,060	$1,027,392
12/31/18	$1,025,506	$1,031,671	$1,029,427
1/31/19	$1,027,402	$1,042,627	$1,031,517
2/28/19	$1,029,162	$1,042,023	$1,033,428
3/31/19	$1,031,144	$1,062,032	$1,035,570
4/30/19	$1,033,071	$1,062,304	$1,037,655
5/31/19	$1,035,155	$1,081,161	$1,039,823
6/30/19	$1,036,916	$1,094,739	$1,041,922
7/31/19	$1,038,911	$1,097,147	$1,044,004
8/31/19	$1,040,740	$1,125,576	$1,045,988
9/30/19	$1,042,351	$1,119,581	$1,047,783
10/31/19	$1,043,840	$1,122,953	$1,049,557
11/30/19	$1,045,051	$1,122,381	$1,051,120
12/31/19	$1,046,232	$1,121,599	$1,052,617
1/31/20	$1,047,480	$1,143,184	$1,054,034
2/29/20	$1,048,586	$1,163,759	$1,055,366
3/31/20	$1,049,010	$1,156,911	$1,056,698
4/30/20	$1,049,176	$1,177,476	$1,057,565
5/31/20	$1,049,185	$1,182,959	$1,058,021
6/30/20	$1,049,186	$1,190,410	$1,058,126
7/31/20	$1,049,189	$1,208,191	$1,058,246
8/31/20	$1,049,189	$1,198,439	$1,058,364
9/30/20	$1,049,190	$1,197,782	$1,058,466
10/31/20	$1,049,197	$1,192,434	$1,058,557
11/30/20	$1,049,204	$1,204,134	$1,058,644
12/31/20	$1,049,209	$1,205,794	$1,058,726
1/31/21	$1,049,210	$1,197,148	$1,058,803
2/28/21	$1,049,225	$1,179,861	$1,058,863
3/31/21	$1,049,227	$1,165,128	$1,058,917
4/30/21	$1,049,227	$1,174,333	$1,058,953
5/31/21	$1,049,238	$1,178,169	$1,058,978
6/30/21	$1,049,238	$1,186,447	$1,058,993
7/31/21	$1,049,238	$1,199,713	$1,059,017
8/31/21	$1,049,238	$1,197,429	$1,059,050
9/30/21	$1,049,254	$1,187,061	$1,059,090
10/31/21	$1,049,258	$1,186,734	$1,059,128
11/30/21	$1,049,259	$1,190,245	$1,059,168
12/31/21	$1,049,269	$1,187,200	$1,059,213
1/31/22	$1,049,272	$1,161,622	$1,059,262
2/28/22	$1,049,273	$1,148,663	$1,059,342
3/31/22	$1,049,287	$1,116,751	$1,059,510
4/30/22	$1,049,308	$1,074,373	$1,059,810
5/31/22	$1,049,683	$1,081,300	$1,060,322
6/30/22	$1,050,372	$1,064,336	$1,061,038
7/31/22	$1,051,503	$1,090,343	$1,062,138
8/31/22	$1,053,183	$1,059,533	$1,063,718
9/30/22	$1,055,190	$1,013,755	$1,065,801
10/31/22	$1,057,436	$1,000,624	$1,068,441
11/30/22	$1,060,349	$1,037,423	$1,071,503
12/31/22	$1,064,100	$1,032,743	$1,075,120
1/31/23	$1,067,529	$1,064,515	$1,079,088
2/28/23	$1,071,065	$1,036,991	$1,082,852
3/31/23	$1,075,363	$1,063,333	$1,087,181
4/30/23	$1,079,165	$1,069,778	$1,091,508
5/31/23	$1,083,624	$1,058,130	$1,096,127
6/30/23	$1,088,280	$1,054,356	$1,100,795
7/31/23	$1,092,545	$1,053,621	$1,105,810
8/31/23	$1,097,301	$1,046,891	$1,110,952
9/30/23	$1,102,094	$1,020,288	$1,115,968
10/31/23	$1,106,771	$1,004,186	$1,121,225
11/30/23	$1,111,476	$1,049,662	$1,126,351
12/31/23	$1,116,547	$1,089,842	$1,131,651
1/31/24	$1,121,280	$1,086,849	$1,136,937
2/29/24	$1,125,864	$1,071,494	$1,141,875
3/31/24	$1,130,795	$1,081,388	$1,147,166
4/30/24	$1,135,592	$1,054,074	$1,152,316
5/31/24	$1,140,872	$1,071,944	$1,157,671
6/30/24	$1,145,397	$1,082,092	$1,162,881
7/31/24	$1,150,463	$1,107,367	$1,168,289
8/31/24	$1,155,872	$1,123,279	$1,173,677
9/30/24	$1,160,285	$1,138,319	$1,178,821
10/31/24	$1,164,918	$1,110,090	$1,183,909
11/30/24	$1,169,346	$1,121,827	$1,188,615
12/31/24	$1,173,687	$1,103,468	$1,193,288
1/31/25	$1,177,945	$1,109,322	$1,197,880
2/28/25	$1,181,727	$1,133,729	$1,201,961
3/31/25	$1,185,622	$1,134,155	$1,206,431
4/30/25	$1,189,691	$1,138,613	$1,210,763
5/31/25	$1,194,005	$1,130,460	$1,215,253
6/30/25	$1,197,915	$1,147,843	$1,219,629
7/31/25	$1,202,146	$1,144,815	$1,224,166
8/31/25	$1,206,522	$1,158,507	$1,228,739
9/30/25	$1,210,482	$1,171,145	$1,233,109
10/31/25	$1,214,851	$1,178,462	$1,237,519
11/30/25	$1,218,422	$1,185,785	$1,241,620
12/31/25	$1,222,290	$1,184,031	$1,245,747
1/31/26	$1,225,889	$1,185,295	$1,249,776
2/28/26	$1,229,152	$1,204,706	$1,253,375
3/31/26	$1,232,640	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.97%	3.27%	2.11%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,107,682,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 5,382,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000072055
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class M
Trading Symbol	PGFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class M	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,000,207	$1,003,838	$1,000,236
5/31/16	$1,000,361	$1,004,096	$1,000,448
6/30/16	$1,000,652	$1,022,137	$1,000,648
7/31/16	$1,000,944	$1,028,599	$1,000,870
8/31/16	$1,001,214	$1,027,423	$1,001,109
9/30/16	$1,001,575	$1,026,821	$1,001,348
10/31/16	$1,001,827	$1,018,967	$1,001,600
11/30/16	$1,002,008	$994,865	$1,001,858
12/31/16	$1,002,251	$996,268	$1,002,169
1/31/17	$1,002,604	$998,223	$1,002,542
2/28/17	$1,002,945	$1,004,932	$1,002,934
3/31/17	$1,003,414	$1,004,405	$1,003,383
4/30/17	$1,003,926	$1,012,156	$1,003,893
5/31/17	$1,004,511	$1,019,947	$1,004,501
6/30/17	$1,005,307	$1,018,920	$1,005,212
7/31/17	$1,006,031	$1,023,305	$1,006,022
8/31/17	$1,006,846	$1,032,484	$1,006,911
9/30/17	$1,007,672	$1,027,566	$1,007,779
10/31/17	$1,008,458	$1,028,161	$1,008,689
11/30/17	$1,009,294	$1,026,841	$1,009,590
12/31/17	$1,010,322	$1,031,554	$1,010,600
1/31/18	$1,011,360	$1,019,674	$1,011,712
2/28/18	$1,012,326	$1,010,008	$1,012,801
3/31/18	$1,013,657	$1,016,485	$1,014,122
4/30/18	$1,015,001	$1,008,925	$1,015,490
5/31/18	$1,016,412	$1,016,126	$1,017,006
6/30/18	$1,017,930	$1,014,876	$1,018,545
7/31/18	$1,019,458	$1,015,117	$1,020,197
8/31/18	$1,021,198	$1,021,649	$1,021,917
9/30/18	$1,022,633	$1,015,070	$1,023,638
10/31/18	$1,024,451	$1,007,049	$1,025,501
11/30/18	$1,026,377	$1,013,060	$1,027,392
12/31/18	$1,028,304	$1,031,671	$1,029,427
1/31/19	$1,030,292	$1,042,627	$1,031,517
2/28/19	$1,032,134	$1,042,023	$1,033,428
3/31/19	$1,034,210	$1,062,032	$1,035,570
4/30/19	$1,036,228	$1,062,304	$1,037,655
5/31/19	$1,038,411	$1,081,161	$1,039,823
6/30/19	$1,040,256	$1,094,739	$1,041,922
7/31/19	$1,042,345	$1,097,147	$1,044,004
8/31/19	$1,044,274	$1,125,576	$1,045,988
9/30/19	$1,045,970	$1,119,581	$1,047,783
10/31/19	$1,047,552	$1,122,953	$1,049,557
11/30/19	$1,048,857	$1,122,381	$1,051,120
12/31/19	$1,050,131	$1,121,599	$1,052,617
1/31/20	$1,051,476	$1,143,184	$1,054,034
2/29/20	$1,052,666	$1,163,759	$1,055,366
3/31/20	$1,053,138	$1,156,911	$1,056,698
4/30/20	$1,053,306	$1,177,476	$1,057,565
5/31/20	$1,053,315	$1,182,959	$1,058,021
6/30/20	$1,053,318	$1,190,410	$1,058,126
7/31/20	$1,053,332	$1,208,191	$1,058,246
8/31/20	$1,053,334	$1,198,439	$1,058,364
9/30/20	$1,053,338	$1,197,782	$1,058,466
10/31/20	$1,053,345	$1,192,434	$1,058,557
11/30/20	$1,053,352	$1,204,134	$1,058,644
12/31/20	$1,053,357	$1,205,794	$1,058,726
1/31/21	$1,053,359	$1,197,148	$1,058,803
2/28/21	$1,053,374	$1,179,861	$1,058,863
3/31/21	$1,053,375	$1,165,128	$1,058,917
4/30/21	$1,053,375	$1,174,333	$1,058,953
5/31/21	$1,053,386	$1,178,169	$1,058,978
6/30/21	$1,053,386	$1,186,447	$1,058,993
7/31/21	$1,053,386	$1,199,713	$1,059,017
8/31/21	$1,053,387	$1,197,429	$1,059,050
9/30/21	$1,053,402	$1,187,061	$1,059,090
10/31/21	$1,053,407	$1,186,734	$1,059,128
11/30/21	$1,053,407	$1,190,245	$1,059,168
12/31/21	$1,053,418	$1,187,200	$1,059,213
1/31/22	$1,053,421	$1,161,622	$1,059,262
2/28/22	$1,053,421	$1,148,663	$1,059,342
3/31/22	$1,053,475	$1,116,751	$1,059,510
4/30/22	$1,053,585	$1,074,373	$1,059,810
5/31/22	$1,054,048	$1,081,300	$1,060,322
6/30/22	$1,054,825	$1,064,336	$1,061,038
7/31/22	$1,056,050	$1,090,343	$1,062,138
8/31/22	$1,057,828	$1,059,533	$1,063,718
9/30/22	$1,059,934	$1,013,755	$1,065,801
10/31/22	$1,062,273	$1,000,624	$1,068,441
11/30/22	$1,065,286	$1,037,423	$1,071,503
12/31/22	$1,069,157	$1,032,743	$1,075,120
1/31/23	$1,072,686	$1,064,515	$1,079,088
2/28/23	$1,076,322	$1,036,991	$1,082,852
3/31/23	$1,080,737	$1,063,333	$1,087,181
4/30/23	$1,084,642	$1,069,778	$1,091,508
5/31/23	$1,089,215	$1,058,130	$1,096,127
6/30/23	$1,093,989	$1,054,356	$1,100,795
7/31/23	$1,098,361	$1,053,621	$1,105,810
8/31/23	$1,103,234	$1,046,891	$1,110,952
9/30/23	$1,108,147	$1,020,288	$1,115,968
10/31/23	$1,112,939	$1,004,186	$1,121,225
11/30/23	$1,117,761	$1,049,662	$1,126,351
12/31/23	$1,122,957	$1,089,842	$1,131,651
1/31/24	$1,127,809	$1,086,849	$1,136,937
2/29/24	$1,132,509	$1,071,494	$1,141,875
3/31/24	$1,137,566	$1,081,388	$1,147,166
4/30/24	$1,142,484	$1,054,074	$1,152,316
5/31/24	$1,147,898	$1,071,944	$1,157,671
6/30/24	$1,152,538	$1,082,092	$1,162,881
7/31/24	$1,157,734	$1,107,367	$1,168,289
8/31/24	$1,163,285	$1,123,279	$1,173,677
9/30/24	$1,167,816	$1,138,319	$1,178,821
10/31/24	$1,172,576	$1,110,090	$1,183,909
11/30/24	$1,177,133	$1,121,827	$1,188,615
12/31/24	$1,181,602	$1,103,468	$1,193,288
1/31/25	$1,185,993	$1,109,322	$1,197,880
2/28/25	$1,189,892	$1,133,729	$1,201,961
3/31/25	$1,193,908	$1,134,155	$1,206,431
4/30/25	$1,198,102	$1,138,613	$1,210,763
5/31/25	$1,202,554	$1,130,460	$1,215,253
6/30/25	$1,206,590	$1,147,843	$1,219,629
7/31/25	$1,210,955	$1,144,815	$1,224,166
8/31/25	$1,215,470	$1,158,507	$1,228,739
9/30/25	$1,219,557	$1,171,145	$1,233,109
10/31/25	$1,224,068	$1,178,462	$1,237,519
11/30/25	$1,227,760	$1,185,785	$1,241,620
12/31/25	$1,231,765	$1,184,031	$1,245,747
1/31/26	$1,235,495	$1,185,295	$1,249,776
2/28/26	$1,238,879	$1,204,706	$1,253,375
3/31/26	$1,242,497	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class M	4.07%	3.36%	2.19%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,107,682,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 5,382,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026577
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class A
Trading Symbol	PTLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,809	$10,038	$10,004
5/31/16	$9,817	$10,041	$9,993
6/30/16	$9,836	$10,221	$10,053
7/31/16	$9,844	$10,286	$10,047
8/31/16	$9,860	$10,274	$10,030
9/30/16	$9,893	$10,268	$10,042
10/31/16	$9,896	$10,190	$10,035
11/30/16	$9,844	$9,949	$9,996
12/31/16	$9,889	$9,963	$9,999
1/31/17	$9,900	$9,982	$10,011
2/28/17	$9,923	$10,049	$10,021
3/31/17	$9,929	$10,044	$10,025
4/30/17	$9,953	$10,122	$10,038
5/31/17	$9,965	$10,199	$10,050
6/30/17	$9,967	$10,189	$10,042
7/31/17	$9,996	$10,233	$10,063
8/31/17	$10,037	$10,325	$10,082
9/30/17	$10,048	$10,276	$10,066
10/31/17	$10,037	$10,282	$10,060
11/30/17	$10,017	$10,268	$10,039
12/31/17	$10,037	$10,316	$10,041
1/31/18	$10,005	$10,197	$10,012
2/28/18	$10,004	$10,100	$10,008
3/31/18	$10,006	$10,165	$10,028
4/30/18	$9,979	$10,089	$10,012
5/31/18	$9,984	$10,161	$10,048
6/30/18	$9,979	$10,149	$10,050
7/31/18	$10,015	$10,151	$10,049
8/31/18	$10,000	$10,216	$10,081
9/30/18	$10,015	$10,151	$10,069
10/31/18	$10,020	$10,070	$10,085
11/30/18	$10,033	$10,131	$10,120
12/31/18	$10,058	$10,317	$10,200
1/31/19	$10,125	$10,426	$10,227
2/28/19	$10,162	$10,420	$10,237
3/31/19	$10,200	$10,620	$10,300
4/30/19	$10,229	$10,623	$10,321
5/31/19	$10,304	$10,812	$10,394
6/30/19	$10,357	$10,947	$10,448
7/31/19	$10,343	$10,971	$10,436
8/31/19	$10,443	$11,256	$10,520
9/30/19	$10,454	$11,196	$10,508
10/31/19	$10,475	$11,230	$10,543
11/30/19	$10,454	$11,224	$10,540
12/31/19	$10,478	$11,216	$10,562
1/31/20	$10,571	$11,432	$10,619
2/29/20	$10,620	$11,638	$10,712
3/31/20	$10,463	$11,569	$10,858
4/30/20	$10,589	$11,775	$10,863
5/31/20	$10,646	$11,830	$10,870
6/30/20	$10,702	$11,904	$10,873
7/31/20	$10,725	$12,082	$10,884
8/31/20	$10,757	$11,984	$10,881
9/30/20	$10,756	$11,978	$10,884
10/31/20	$10,755	$11,924	$10,880
11/30/20	$10,785	$12,041	$10,885
12/31/20	$10,804	$12,058	$10,890
1/31/21	$10,809	$11,971	$10,891
2/28/21	$10,814	$11,799	$10,883
3/31/21	$10,797	$11,651	$10,885
4/30/21	$10,802	$11,743	$10,890
5/31/21	$10,817	$11,782	$10,898
6/30/21	$10,789	$11,864	$10,881
7/31/21	$10,804	$11,997	$10,899
8/31/21	$10,786	$11,974	$10,898
9/30/21	$10,791	$11,871	$10,887
10/31/21	$10,742	$11,867	$10,854
11/30/21	$10,715	$11,902	$10,856
12/31/21	$10,699	$11,872	$10,829
1/31/22	$10,617	$11,616	$10,758
2/28/22	$10,547	$11,487	$10,718
3/31/22	$10,378	$11,168	$10,575
4/30/22	$10,288	$10,744	$10,525
5/31/22	$10,343	$10,813	$10,583
6/30/22	$10,224	$10,643	$10,522
7/31/22	$10,259	$10,903	$10,558
8/31/22	$10,200	$10,595	$10,481
9/30/22	$10,056	$10,138	$10,358
10/31/22	$9,989	$10,006	$10,348
11/30/22	$10,081	$10,374	$10,413
12/31/22	$10,116	$10,327	$10,434
1/31/23	$10,233	$10,645	$10,506
2/28/23	$10,130	$10,370	$10,430
3/31/23	$10,267	$10,633	$10,596
4/30/23	$10,287	$10,698	$10,624
5/31/23	$10,253	$10,581	$10,587
6/30/23	$10,207	$10,544	$10,536
7/31/23	$10,282	$10,536	$10,573
8/31/23	$10,326	$10,469	$10,615
9/30/23	$10,326	$10,203	$10,614
10/31/23	$10,357	$10,042	$10,650
11/30/23	$10,494	$10,497	$10,758
12/31/23	$10,622	$10,898	$10,878
1/31/24	$10,676	$10,868	$10,920
2/29/24	$10,640	$10,715	$10,875
3/31/24	$10,675	$10,814	$10,910
4/30/24	$10,628	$10,541	$10,875
5/31/24	$10,723	$10,719	$10,950
6/30/24	$10,779	$10,821	$11,013
7/31/24	$10,910	$11,074	$11,139
8/31/24	$10,996	$11,233	$11,239
9/30/24	$11,100	$11,383	$11,329
10/31/24	$11,017	$11,101	$11,263
11/30/24	$11,066	$11,218	$11,296
12/31/24	$11,102	$11,035	$11,322
1/31/25	$11,162	$11,093	$11,371
2/28/25	$11,244	$11,337	$11,449
3/31/25	$11,281	$11,342	$11,503
4/30/25	$11,355	$11,386	$11,593
5/31/25	$11,332	$11,305	$11,569
6/30/25	$11,417	$11,478	$11,638
7/31/25	$11,406	$11,448	$11,632
8/31/25	$11,520	$11,585	$11,732
9/30/25	$11,557	$11,711	$11,768
10/31/25	$11,599	$11,785	$11,808
11/30/25	$11,634	$11,858	$11,862
12/31/25	$11,686	$11,840	$11,899
1/31/26	$11,721	$11,853	$11,924
2/28/26	$11,768	$12,047	$11,987
3/31/26	$11,678	$11,835	$11,934

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.52%	1.58%	1.79%
Class A (including sales charge)	1.19%	1.12%	1.56%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,488,948,000
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 14,924,000
InvestmentCompanyPortfolioTurnover	451.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026576
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Administrative Class
Trading Symbol	PLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,524	$1,003,838	$1,000,360
5/31/16	$1,004,430	$1,004,096	$999,300
6/30/16	$1,006,493	$1,022,137	$1,005,285
7/31/16	$1,007,386	$1,028,599	$1,004,712
8/31/16	$1,009,043	$1,027,423	$1,003,045
9/30/16	$1,012,544	$1,026,821	$1,004,208
10/31/16	$1,012,915	$1,018,967	$1,003,535
11/30/16	$1,007,624	$994,865	$999,551
12/31/16	$1,012,321	$996,268	$999,851
1/31/17	$1,013,575	$998,223	$1,001,111
2/28/17	$1,016,024	$1,004,932	$1,002,132
3/31/17	$1,016,718	$1,004,405	$1,002,453
4/30/17	$1,019,178	$1,012,156	$1,003,846
5/31/17	$1,020,495	$1,019,947	$1,005,011
6/30/17	$1,020,757	$1,018,920	$1,004,207
7/31/17	$1,023,864	$1,023,305	$1,006,346
8/31/17	$1,028,149	$1,032,484	$1,008,248
9/30/17	$1,029,307	$1,027,566	$1,006,594
10/31/17	$1,028,287	$1,028,161	$1,005,980
11/30/17	$1,026,280	$1,026,841	$1,003,948
12/31/17	$1,028,392	$1,031,554	$1,004,068
1/31/18	$1,025,166	$1,019,674	$1,001,187
2/28/18	$1,025,195	$1,010,008	$1,000,806
3/31/18	$1,025,425	$1,016,485	$1,002,768
4/30/18	$1,022,651	$1,008,925	$1,001,214
5/31/18	$1,023,227	$1,016,126	$1,004,838
6/30/18	$1,022,721	$1,014,876	$1,004,989
7/31/18	$1,026,440	$1,015,117	$1,004,938
8/31/18	$1,025,029	$1,021,649	$1,008,134
9/30/18	$1,026,553	$1,015,070	$1,006,945
10/31/18	$1,027,096	$1,007,049	$1,008,475
11/30/18	$1,028,425	$1,013,060	$1,011,974
12/31/18	$1,031,102	$1,031,671	$1,019,969
1/31/19	$1,037,959	$1,042,627	$1,022,713
2/28/19	$1,041,778	$1,042,023	$1,023,746
3/31/19	$1,045,743	$1,062,032	$1,030,001
4/30/19	$1,048,710	$1,062,304	$1,032,092
5/31/19	$1,056,352	$1,081,161	$1,039,420
6/30/19	$1,061,793	$1,094,739	$1,044,814
7/31/19	$1,060,426	$1,097,147	$1,043,581
8/31/19	$1,070,670	$1,125,576	$1,052,003
9/30/19	$1,071,884	$1,119,581	$1,050,835
10/31/19	$1,074,019	$1,122,953	$1,054,293
11/30/19	$1,071,903	$1,122,381	$1,053,955
12/31/19	$1,074,448	$1,121,599	$1,056,189
1/31/20	$1,083,991	$1,143,184	$1,061,904
2/29/20	$1,089,082	$1,163,759	$1,071,153
3/31/20	$1,072,994	$1,156,911	$1,085,849
4/30/20	$1,085,908	$1,177,476	$1,086,305
5/31/20	$1,091,843	$1,182,959	$1,087,011
6/30/20	$1,097,619	$1,190,410	$1,087,294
7/31/20	$1,099,997	$1,208,191	$1,088,392
8/31/20	$1,103,276	$1,198,439	$1,088,131
9/30/20	$1,103,278	$1,197,782	$1,088,424
10/31/20	$1,103,237	$1,192,434	$1,087,967
11/30/20	$1,106,317	$1,204,134	$1,088,468
12/31/20	$1,108,306	$1,205,794	$1,088,968
1/31/21	$1,108,861	$1,197,148	$1,089,132
2/28/21	$1,109,419	$1,179,861	$1,088,260
3/31/21	$1,107,676	$1,165,128	$1,088,467
4/30/21	$1,108,219	$1,174,333	$1,088,957
5/31/21	$1,109,818	$1,178,169	$1,089,785
6/30/21	$1,106,934	$1,186,447	$1,088,095
7/31/21	$1,108,493	$1,199,713	$1,089,902
8/31/21	$1,106,729	$1,197,429	$1,089,815
9/30/21	$1,107,308	$1,187,061	$1,088,725
10/31/21	$1,102,291	$1,186,734	$1,085,415
11/30/21	$1,099,520	$1,190,245	$1,085,621
12/31/21	$1,097,940	$1,187,200	$1,082,929
1/31/22	$1,089,530	$1,161,622	$1,075,836
2/28/22	$1,082,397	$1,148,663	$1,071,812
3/31/22	$1,065,108	$1,116,751	$1,057,546
4/30/22	$1,055,948	$1,074,373	$1,052,523
5/31/22	$1,061,576	$1,081,300	$1,058,343
6/30/22	$1,049,391	$1,064,336	$1,052,226
7/31/22	$1,053,041	$1,090,343	$1,055,751
8/31/22	$1,046,970	$1,059,533	$1,048,150
9/30/22	$1,032,279	$1,013,755	$1,035,803
10/31/22	$1,025,449	$1,000,624	$1,034,777
11/30/22	$1,034,895	$1,037,423	$1,041,286
12/31/22	$1,038,535	$1,032,743	$1,043,420
1/31/23	$1,050,624	$1,064,515	$1,050,568
2/28/23	$1,040,004	$1,036,991	$1,042,983
3/31/23	$1,054,129	$1,063,333	$1,059,618
4/30/23	$1,056,215	$1,069,778	$1,062,363
5/31/23	$1,052,731	$1,058,130	$1,058,698
6/30/23	$1,048,142	$1,054,356	$1,053,563
7/31/23	$1,055,860	$1,053,621	$1,057,314
8/31/23	$1,060,417	$1,046,891	$1,061,469
9/30/23	$1,060,430	$1,020,288	$1,061,373
10/31/23	$1,063,648	$1,004,186	$1,064,961
11/30/23	$1,077,784	$1,049,662	$1,075,759
12/31/23	$1,090,946	$1,089,842	$1,087,819
1/31/24	$1,096,543	$1,086,849	$1,092,007
2/29/24	$1,092,786	$1,071,494	$1,087,508
3/31/24	$1,096,433	$1,081,388	$1,091,042
4/30/24	$1,091,625	$1,054,074	$1,087,507
5/31/24	$1,101,473	$1,071,944	$1,094,978
6/30/24	$1,107,262	$1,082,092	$1,101,296
7/31/24	$1,120,775	$1,107,367	$1,113,895
8/31/24	$1,129,582	$1,123,279	$1,123,887
9/30/24	$1,140,369	$1,138,319	$1,132,923
10/31/24	$1,131,878	$1,110,090	$1,126,284
11/30/24	$1,136,952	$1,121,827	$1,129,584
12/31/24	$1,140,691	$1,103,468	$1,132,250
1/31/25	$1,146,903	$1,109,322	$1,137,141
2/28/25	$1,155,297	$1,133,729	$1,144,931
3/31/25	$1,159,144	$1,134,155	$1,150,266
4/30/25	$1,166,775	$1,138,613	$1,159,319
5/31/25	$1,164,527	$1,130,460	$1,156,861
6/30/25	$1,173,251	$1,147,843	$1,163,802
7/31/25	$1,172,142	$1,144,815	$1,163,208
8/31/25	$1,183,884	$1,158,507	$1,173,212
9/30/25	$1,187,767	$1,171,145	$1,176,802
10/31/25	$1,192,111	$1,178,462	$1,180,756
11/30/25	$1,195,807	$1,185,785	$1,186,164
12/31/25	$1,201,117	$1,184,031	$1,189,948
1/31/26	$1,204,809	$1,185,295	$1,192,435
2/28/26	$1,209,635	$1,204,706	$1,198,695
3/31/26	$1,200,455	$1,183,475	$1,193,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.56%	1.62%	1.84%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,488,948,000
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 14,924,000
InvestmentCompanyPortfolioTurnover	451.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026579
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class C
Trading Symbol	PTLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	1.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,032	$10,038	$10,004
5/31/16	$10,038	$10,041	$9,993
6/30/16	$10,055	$10,221	$10,053
7/31/16	$10,061	$10,286	$10,047
8/31/16	$10,074	$10,274	$10,030
9/30/16	$10,106	$10,268	$10,042
10/31/16	$10,106	$10,190	$10,035
11/30/16	$10,050	$9,949	$9,996
12/31/16	$10,093	$9,963	$9,999
1/31/17	$10,103	$9,982	$10,011
2/28/17	$10,124	$10,049	$10,021
3/31/17	$10,128	$10,044	$10,025
4/30/17	$10,149	$10,122	$10,038
5/31/17	$10,159	$10,199	$10,050
6/30/17	$10,158	$10,189	$10,042
7/31/17	$10,186	$10,233	$10,063
8/31/17	$10,225	$10,325	$10,082
9/30/17	$10,233	$10,276	$10,066
10/31/17	$10,220	$10,282	$10,060
11/30/17	$10,196	$10,268	$10,039
12/31/17	$10,214	$10,316	$10,041
1/31/18	$10,179	$10,197	$10,012
2/28/18	$10,176	$10,100	$10,008
3/31/18	$10,175	$10,165	$10,028
4/30/18	$10,144	$10,089	$10,012
5/31/18	$10,146	$10,161	$10,048
6/30/18	$10,138	$10,149	$10,050
7/31/18	$10,172	$10,151	$10,049
8/31/18	$10,154	$10,216	$10,081
9/30/18	$10,166	$10,151	$10,069
10/31/18	$10,168	$10,070	$10,085
11/30/18	$10,178	$10,131	$10,120
12/31/18	$10,201	$10,317	$10,200
1/31/19	$10,266	$10,426	$10,227
2/28/19	$10,300	$10,420	$10,237
3/31/19	$10,336	$10,620	$10,300
4/30/19	$10,362	$10,623	$10,321
5/31/19	$10,434	$10,812	$10,394
6/30/19	$10,485	$10,947	$10,448
7/31/19	$10,468	$10,971	$10,436
8/31/19	$10,565	$11,256	$10,520
9/30/19	$10,574	$11,196	$10,508
10/31/19	$10,592	$11,230	$10,543
11/30/19	$10,567	$11,224	$10,540
12/31/19	$10,589	$11,216	$10,562
1/31/20	$10,679	$11,432	$10,619
2/29/20	$10,726	$11,638	$10,712
3/31/20	$10,565	$11,569	$10,858
4/30/20	$10,688	$11,775	$10,863
5/31/20	$10,743	$11,830	$10,870
6/30/20	$10,796	$11,904	$10,873
7/31/20	$10,816	$12,082	$10,884
8/31/20	$10,845	$11,984	$10,881
9/30/20	$10,841	$11,978	$10,884
10/31/20	$10,837	$11,924	$10,880
11/30/20	$10,864	$12,041	$10,885
12/31/20	$10,880	$12,058	$10,890
1/31/21	$10,882	$11,971	$10,891
2/28/21	$10,884	$11,799	$10,883
3/31/21	$10,863	$11,651	$10,885
4/30/21	$10,865	$11,743	$10,890
5/31/21	$10,877	$11,782	$10,898
6/30/21	$10,846	$11,864	$10,881
7/31/21	$10,857	$11,997	$10,899
8/31/21	$10,836	$11,974	$10,898
9/30/21	$10,839	$11,871	$10,887
10/31/21	$10,786	$11,867	$10,854
11/30/21	$10,755	$11,902	$10,856
12/31/21	$10,736	$11,872	$10,829
1/31/22	$10,651	$11,616	$10,758
2/28/22	$10,578	$11,487	$10,718
3/31/22	$10,405	$11,168	$10,575
4/30/22	$10,312	$10,744	$10,525
5/31/22	$10,364	$10,813	$10,583
6/30/22	$10,242	$10,643	$10,522
7/31/22	$10,274	$10,903	$10,558
8/31/22	$10,211	$10,595	$10,481
9/30/22	$10,064	$10,138	$10,358
10/31/22	$9,995	$10,006	$10,348
11/30/22	$10,084	$10,374	$10,413
12/31/22	$10,116	$10,327	$10,434
1/31/23	$10,230	$10,645	$10,506
2/28/23	$10,124	$10,370	$10,430
3/31/23	$10,258	$10,633	$10,596
4/30/23	$10,275	$10,698	$10,624
5/31/23	$10,238	$10,581	$10,587
6/30/23	$10,189	$10,544	$10,536
7/31/23	$10,261	$10,536	$10,573
8/31/23	$10,302	$10,469	$10,615
9/30/23	$10,299	$10,203	$10,614
10/31/23	$10,327	$10,042	$10,650
11/30/23	$10,461	$10,497	$10,758
12/31/23	$10,585	$10,898	$10,878
1/31/24	$10,636	$10,868	$10,920
2/29/24	$10,596	$10,715	$10,875
3/31/24	$10,628	$10,814	$10,910
4/30/24	$10,578	$10,541	$10,875
5/31/24	$10,670	$10,719	$10,950
6/30/24	$10,723	$10,821	$11,013
7/31/24	$10,850	$11,074	$11,139
8/31/24	$10,931	$11,233	$11,239
9/30/24	$11,032	$11,383	$11,329
10/31/24	$10,947	$11,101	$11,263
11/30/24	$10,992	$11,218	$11,296
12/31/24	$11,025	$11,035	$11,322
1/31/25	$11,081	$11,093	$11,371
2/28/25	$11,159	$11,337	$11,449
3/31/25	$11,192	$11,342	$11,503
4/30/25	$11,262	$11,386	$11,593
5/31/25	$11,237	$11,305	$11,569
6/30/25	$11,318	$11,478	$11,638
7/31/25	$11,303	$11,448	$11,632
8/31/25	$11,412	$11,585	$11,732
9/30/25	$11,446	$11,711	$11,768
10/31/25	$11,484	$11,785	$11,808
11/30/25	$11,516	$11,858	$11,862
12/31/25	$11,564	$11,840	$11,899
1/31/26	$11,595	$11,853	$11,924
2/28/26	$11,638	$12,047	$11,987
3/31/26	$11,546	$11,835	$11,934

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.16%	1.23%	1.45%
Class C (including sales charge)	2.17%	1.23%	1.45%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,488,948,000
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 14,924,000
InvestmentCompanyPortfolioTurnover	451.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026575
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Institutional Class
Trading Symbol	PTLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,737	$1,003,838	$1,000,360
5/31/16	$1,004,849	$1,004,096	$999,300
6/30/16	$1,007,120	$1,022,137	$1,005,285
7/31/16	$1,008,227	$1,028,599	$1,004,712
8/31/16	$1,010,100	$1,027,423	$1,003,045
9/30/16	$1,013,826	$1,026,821	$1,004,208
10/31/16	$1,014,399	$1,018,967	$1,003,535
11/30/16	$1,009,310	$994,865	$999,551
12/31/16	$1,014,246	$996,268	$999,851
1/31/17	$1,015,703	$998,223	$1,001,111
2/28/17	$1,018,352	$1,004,932	$1,002,132
3/31/17	$1,019,278	$1,004,405	$1,002,453
4/30/17	$1,021,940	$1,012,156	$1,003,846
5/31/17	$1,023,478	$1,019,947	$1,005,011
6/30/17	$1,023,967	$1,018,920	$1,004,207
7/31/17	$1,027,288	$1,023,305	$1,006,346
8/31/17	$1,031,806	$1,032,484	$1,008,248
9/30/17	$1,033,187	$1,027,566	$1,006,594
10/31/17	$1,032,376	$1,028,161	$1,005,980
11/30/17	$1,030,572	$1,026,841	$1,003,948
12/31/17	$1,032,919	$1,031,554	$1,004,068
1/31/18	$1,029,892	$1,019,674	$1,001,187
2/28/18	$1,030,120	$1,010,008	$1,000,806
3/31/18	$1,030,576	$1,016,485	$1,002,768
4/30/18	$1,027,993	$1,008,925	$1,001,214
5/31/18	$1,028,790	$1,016,126	$1,004,838
6/30/18	$1,028,500	$1,014,876	$1,004,989
7/31/18	$1,032,452	$1,015,117	$1,004,938
8/31/18	$1,031,274	$1,021,649	$1,008,134
9/30/18	$1,032,997	$1,015,070	$1,006,945
10/31/18	$1,033,761	$1,007,049	$1,008,475
11/30/18	$1,035,326	$1,013,060	$1,011,974
12/31/18	$1,038,233	$1,031,671	$1,019,969
1/31/19	$1,045,352	$1,042,627	$1,022,713
2/28/19	$1,049,399	$1,042,023	$1,023,746
3/31/19	$1,053,615	$1,062,032	$1,030,001
4/30/19	$1,056,819	$1,062,304	$1,032,092
5/31/19	$1,064,752	$1,081,161	$1,039,420
6/30/19	$1,070,439	$1,094,739	$1,044,814
7/31/19	$1,069,288	$1,097,147	$1,043,581
8/31/19	$1,079,860	$1,125,576	$1,052,003
9/30/19	$1,081,296	$1,119,581	$1,050,835
10/31/19	$1,083,679	$1,122,953	$1,054,293
11/30/19	$1,081,785	$1,122,381	$1,053,955
12/31/19	$1,084,583	$1,121,599	$1,056,189
1/31/20	$1,094,453	$1,143,184	$1,061,904
2/29/20	$1,099,805	$1,163,759	$1,071,153
3/31/20	$1,083,784	$1,156,911	$1,085,849
4/30/20	$1,097,052	$1,177,476	$1,086,305
5/31/20	$1,103,281	$1,182,959	$1,087,011
6/30/20	$1,109,345	$1,190,410	$1,087,294
7/31/20	$1,112,000	$1,208,191	$1,088,392
8/31/20	$1,115,536	$1,198,439	$1,088,131
9/30/20	$1,115,767	$1,197,782	$1,088,424
10/31/20	$1,115,970	$1,192,434	$1,087,967
11/30/20	$1,119,308	$1,204,134	$1,088,468
12/31/20	$1,121,582	$1,205,794	$1,088,968
1/31/21	$1,122,359	$1,197,148	$1,089,132
2/28/21	$1,123,139	$1,179,861	$1,088,260
3/31/21	$1,121,614	$1,165,128	$1,088,467
4/30/21	$1,122,411	$1,174,333	$1,088,957
5/31/21	$1,124,255	$1,178,169	$1,089,785
6/30/21	$1,121,565	$1,186,447	$1,088,095
7/31/21	$1,123,391	$1,199,713	$1,089,902
8/31/21	$1,121,835	$1,197,429	$1,089,815
9/30/21	$1,122,652	$1,187,061	$1,088,725
10/31/21	$1,117,805	$1,186,734	$1,085,415
11/30/21	$1,115,225	$1,190,245	$1,085,621
12/31/21	$1,113,873	$1,187,200	$1,082,929
1/31/22	$1,105,561	$1,161,622	$1,075,836
2/28/22	$1,098,534	$1,148,663	$1,071,812
3/31/22	$1,081,219	$1,116,751	$1,057,546
4/30/22	$1,072,149	$1,074,373	$1,052,523
5/31/22	$1,078,085	$1,081,300	$1,058,343
6/30/22	$1,065,930	$1,064,336	$1,052,226
7/31/22	$1,069,863	$1,090,343	$1,055,751
8/31/22	$1,063,920	$1,059,533	$1,048,150
9/30/22	$1,049,220	$1,013,755	$1,035,803
10/31/22	$1,042,484	$1,000,624	$1,034,777
11/30/22	$1,052,301	$1,037,423	$1,041,286
12/31/22	$1,056,239	$1,032,743	$1,043,420
1/31/23	$1,068,746	$1,064,515	$1,050,568
2/28/23	$1,058,146	$1,036,991	$1,042,983
3/31/23	$1,072,760	$1,063,333	$1,059,618
4/30/23	$1,075,088	$1,069,778	$1,062,363
5/31/23	$1,071,769	$1,058,130	$1,058,698
6/30/23	$1,067,328	$1,054,356	$1,053,563
7/31/23	$1,075,395	$1,053,621	$1,057,314
8/31/23	$1,080,266	$1,046,891	$1,061,469
9/30/23	$1,080,511	$1,020,288	$1,061,373
10/31/23	$1,084,015	$1,004,186	$1,064,961
11/30/23	$1,098,647	$1,049,662	$1,075,759
12/31/23	$1,112,308	$1,089,842	$1,087,819
1/31/24	$1,118,244	$1,086,849	$1,092,007
2/29/24	$1,114,633	$1,071,494	$1,087,508
3/31/24	$1,118,590	$1,081,388	$1,091,042
4/30/24	$1,113,911	$1,054,074	$1,087,507
5/31/24	$1,124,213	$1,071,944	$1,094,978
6/30/24	$1,130,338	$1,082,092	$1,101,296
7/31/24	$1,144,373	$1,107,367	$1,113,895
8/31/24	$1,153,625	$1,123,279	$1,123,887
9/30/24	$1,164,864	$1,138,319	$1,132,923
10/31/24	$1,156,437	$1,110,090	$1,126,284
11/30/24	$1,161,867	$1,121,827	$1,129,584
12/31/24	$1,165,934	$1,103,468	$1,132,250
1/31/25	$1,172,540	$1,109,322	$1,137,141
2/28/25	$1,181,347	$1,133,729	$1,144,931
3/31/25	$1,185,517	$1,134,155	$1,150,266
4/30/25	$1,193,564	$1,138,613	$1,159,319
5/31/25	$1,191,526	$1,130,460	$1,156,861
6/30/25	$1,200,689	$1,147,843	$1,163,802
7/31/25	$1,199,809	$1,144,815	$1,163,208
8/31/25	$1,212,092	$1,158,507	$1,173,212
9/30/25	$1,216,308	$1,171,145	$1,176,802
10/31/25	$1,221,031	$1,178,462	$1,180,756
11/30/25	$1,225,050	$1,185,785	$1,186,164
12/31/25	$1,230,759	$1,184,031	$1,189,948
1/31/26	$1,234,803	$1,185,295	$1,192,435
2/28/26	$1,239,986	$1,204,706	$1,198,695
3/31/26	$1,230,827	$1,183,475	$1,193,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.82%	1.88%	2.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,488,948,000
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 14,924,000
InvestmentCompanyPortfolioTurnover	451.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000064143
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	I-2
Trading Symbol	PLDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,652	$1,003,838	$1,000,360
5/31/16	$1,004,682	$1,004,096	$999,300
6/30/16	$1,006,870	$1,022,137	$1,005,285
7/31/16	$1,007,891	$1,028,599	$1,004,712
8/31/16	$1,009,678	$1,027,423	$1,003,045
9/30/16	$1,013,314	$1,026,821	$1,004,208
10/31/16	$1,013,806	$1,018,967	$1,003,535
11/30/16	$1,008,636	$994,865	$999,551
12/31/16	$1,013,476	$996,268	$999,851
1/31/17	$1,014,852	$998,223	$1,001,111
2/28/17	$1,017,421	$1,004,932	$1,002,132
3/31/17	$1,018,255	$1,004,405	$1,002,453
4/30/17	$1,020,835	$1,012,156	$1,003,846
5/31/17	$1,022,286	$1,019,947	$1,005,011
6/30/17	$1,022,685	$1,018,920	$1,004,207
7/31/17	$1,025,920	$1,023,305	$1,006,346
8/31/17	$1,030,344	$1,032,484	$1,008,248
9/30/17	$1,031,636	$1,027,566	$1,006,594
10/31/17	$1,030,741	$1,028,161	$1,005,980
11/30/17	$1,028,856	$1,026,841	$1,003,948
12/31/17	$1,031,109	$1,031,554	$1,004,068
1/31/18	$1,028,003	$1,019,674	$1,001,187
2/28/18	$1,028,151	$1,010,008	$1,000,806
3/31/18	$1,028,516	$1,016,485	$1,002,768
4/30/18	$1,025,856	$1,008,925	$1,001,214
5/31/18	$1,026,566	$1,016,126	$1,004,838
6/30/18	$1,026,190	$1,014,876	$1,004,989
7/31/18	$1,030,049	$1,015,117	$1,004,938
8/31/18	$1,028,777	$1,021,649	$1,008,134
9/30/18	$1,030,420	$1,015,070	$1,006,945
10/31/18	$1,031,095	$1,007,049	$1,008,475
11/30/18	$1,032,565	$1,013,060	$1,011,974
12/31/18	$1,035,381	$1,031,671	$1,019,969
1/31/19	$1,042,395	$1,042,627	$1,022,713
2/28/19	$1,046,352	$1,042,023	$1,023,746
3/31/19	$1,050,468	$1,062,032	$1,030,001
4/30/19	$1,053,577	$1,062,304	$1,032,092
5/31/19	$1,061,499	$1,081,161	$1,039,420
6/30/19	$1,067,088	$1,094,739	$1,044,814
7/31/19	$1,065,851	$1,097,147	$1,043,581
8/31/19	$1,076,292	$1,125,576	$1,052,003
9/30/19	$1,077,642	$1,119,581	$1,050,835
10/31/19	$1,079,925	$1,122,953	$1,054,293
11/30/19	$1,077,954	$1,122,381	$1,053,955
12/31/19	$1,080,650	$1,121,599	$1,056,189
1/31/20	$1,090,390	$1,143,184	$1,061,904
2/29/20	$1,095,639	$1,163,759	$1,071,153
3/31/20	$1,079,591	$1,156,911	$1,085,849
4/30/20	$1,092,719	$1,177,476	$1,086,305
5/31/20	$1,098,831	$1,182,959	$1,087,011
6/30/20	$1,104,778	$1,190,410	$1,087,294
7/31/20	$1,107,322	$1,208,191	$1,088,392
8/31/20	$1,110,755	$1,198,439	$1,088,131
9/30/20	$1,110,895	$1,197,782	$1,088,424
10/31/20	$1,110,999	$1,192,434	$1,087,967
11/30/20	$1,114,234	$1,204,134	$1,088,468
12/31/20	$1,116,394	$1,205,794	$1,088,968
1/31/21	$1,117,082	$1,197,148	$1,089,132
2/28/21	$1,117,772	$1,179,861	$1,088,260
3/31/21	$1,116,159	$1,165,128	$1,088,467
4/30/21	$1,116,855	$1,174,333	$1,088,957
5/31/21	$1,118,601	$1,178,169	$1,089,785
6/30/21	$1,115,833	$1,186,447	$1,088,095
7/31/21	$1,117,552	$1,199,713	$1,089,902
8/31/21	$1,115,911	$1,197,429	$1,089,815
9/30/21	$1,116,632	$1,187,061	$1,088,725
10/31/21	$1,111,716	$1,186,734	$1,085,415
11/30/21	$1,109,060	$1,190,245	$1,085,621
12/31/21	$1,107,615	$1,187,200	$1,082,929
1/31/22	$1,099,262	$1,161,622	$1,075,836
2/28/22	$1,092,191	$1,148,663	$1,071,812
3/31/22	$1,074,884	$1,116,751	$1,057,546
4/30/22	$1,065,776	$1,074,373	$1,052,523
5/31/22	$1,071,584	$1,081,300	$1,058,343
6/30/22	$1,059,415	$1,064,336	$1,052,226
7/31/22	$1,063,235	$1,090,343	$1,055,751
8/31/22	$1,057,235	$1,059,533	$1,048,150
9/30/22	$1,042,536	$1,013,755	$1,035,803
10/31/22	$1,035,760	$1,000,624	$1,034,777
11/30/22	$1,045,426	$1,037,423	$1,041,286
12/31/22	$1,049,243	$1,032,743	$1,043,420
1/31/23	$1,061,583	$1,064,515	$1,050,568
2/28/23	$1,050,974	$1,036,991	$1,042,983
3/31/23	$1,065,393	$1,063,333	$1,059,618
4/30/23	$1,067,623	$1,069,778	$1,062,363
5/31/23	$1,064,237	$1,058,130	$1,058,698
6/30/23	$1,059,733	$1,054,356	$1,053,563
7/31/23	$1,067,658	$1,053,621	$1,057,314
8/31/23	$1,072,404	$1,046,891	$1,061,469
9/30/23	$1,072,557	$1,020,288	$1,061,373
10/31/23	$1,075,946	$1,004,186	$1,064,961
11/30/23	$1,090,380	$1,049,662	$1,075,759
12/31/23	$1,103,842	$1,089,842	$1,087,819
1/31/24	$1,109,642	$1,086,849	$1,092,007
2/29/24	$1,105,972	$1,071,494	$1,087,508
3/31/24	$1,109,804	$1,081,388	$1,091,042
4/30/24	$1,105,072	$1,054,074	$1,087,507
5/31/24	$1,115,192	$1,071,944	$1,094,978
6/30/24	$1,121,182	$1,082,092	$1,101,296
7/31/24	$1,135,008	$1,107,367	$1,113,895
8/31/24	$1,144,081	$1,123,279	$1,123,887
9/30/24	$1,155,139	$1,138,319	$1,132,923
10/31/24	$1,146,679	$1,110,090	$1,126,284
11/30/24	$1,151,966	$1,121,827	$1,129,584
12/31/24	$1,155,901	$1,103,468	$1,132,250
1/31/25	$1,162,348	$1,109,322	$1,137,141
2/28/25	$1,170,990	$1,133,729	$1,144,931
3/31/25	$1,175,029	$1,134,155	$1,150,266
4/30/25	$1,182,909	$1,138,613	$1,159,319
5/31/25	$1,180,786	$1,130,460	$1,156,861
6/30/25	$1,189,773	$1,147,843	$1,163,802
7/31/25	$1,188,800	$1,144,815	$1,163,208
8/31/25	$1,200,866	$1,158,507	$1,173,212
9/30/25	$1,204,948	$1,171,145	$1,176,802
10/31/25	$1,209,518	$1,178,462	$1,180,756
11/30/25	$1,213,407	$1,185,785	$1,186,164
12/31/25	$1,218,956	$1,184,031	$1,189,948
1/31/26	$1,222,857	$1,185,295	$1,192,435
2/28/26	$1,227,895	$1,204,706	$1,198,695
3/31/26	$1,218,727	$1,183,475	$1,193,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.72%	1.77%	2.00%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,488,948,000
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 14,924,000
InvestmentCompanyPortfolioTurnover	451.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026581
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class R
Trading Symbol	PLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,032	$10,038	$10,004
5/31/16	$10,039	$10,041	$9,993
6/30/16	$10,056	$10,221	$10,053
7/31/16	$10,062	$10,286	$10,047
8/31/16	$10,076	$10,274	$10,030
9/30/16	$10,108	$10,268	$10,042
10/31/16	$10,109	$10,190	$10,035
11/30/16	$10,053	$9,949	$9,996
12/31/16	$10,097	$9,963	$9,999
1/31/17	$10,107	$9,982	$10,011
2/28/17	$10,129	$10,049	$10,021
3/31/17	$10,133	$10,044	$10,025
4/30/17	$10,154	$10,122	$10,038
5/31/17	$10,165	$10,199	$10,050
6/30/17	$10,164	$10,189	$10,042
7/31/17	$10,192	$10,233	$10,063
8/31/17	$10,232	$10,325	$10,082
9/30/17	$10,241	$10,276	$10,066
10/31/17	$10,228	$10,282	$10,060
11/30/17	$10,205	$10,268	$10,039
12/31/17	$10,223	$10,316	$10,041
1/31/18	$10,188	$10,197	$10,012
2/28/18	$10,186	$10,100	$10,008
3/31/18	$10,185	$10,165	$10,028
4/30/18	$10,154	$10,089	$10,012
5/31/18	$10,157	$10,161	$10,048
6/30/18	$10,149	$10,149	$10,050
7/31/18	$10,183	$10,151	$10,049
8/31/18	$10,166	$10,216	$10,081
9/30/18	$10,179	$10,151	$10,069
10/31/18	$10,181	$10,070	$10,085
11/30/18	$10,191	$10,131	$10,120
12/31/18	$10,215	$10,317	$10,200
1/31/19	$10,280	$10,426	$10,227
2/28/19	$10,315	$10,420	$10,237
3/31/19	$10,352	$10,620	$10,300
4/30/19	$10,378	$10,623	$10,321
5/31/19	$10,451	$10,812	$10,394
6/30/19	$10,502	$10,947	$10,448
7/31/19	$10,485	$10,971	$10,436
8/31/19	$10,583	$11,256	$10,520
9/30/19	$10,592	$11,196	$10,508
10/31/19	$10,611	$11,230	$10,543
11/30/19	$10,587	$11,224	$10,540
12/31/19	$10,609	$11,216	$10,562
1/31/20	$10,700	$11,432	$10,619
2/29/20	$10,747	$11,638	$10,712
3/31/20	$10,586	$11,569	$10,858
4/30/20	$10,710	$11,775	$10,863
5/31/20	$10,766	$11,830	$10,870
6/30/20	$10,819	$11,904	$10,873
7/31/20	$10,840	$12,082	$10,884
8/31/20	$10,869	$11,984	$10,881
9/30/20	$10,866	$11,978	$10,884
10/31/20	$10,862	$11,924	$10,880
11/30/20	$10,890	$12,041	$10,885
12/31/20	$10,906	$12,058	$10,890
1/31/21	$10,908	$11,971	$10,891
2/28/21	$10,911	$11,799	$10,883
3/31/21	$10,891	$11,651	$10,885
4/30/21	$10,893	$11,743	$10,890
5/31/21	$10,906	$11,782	$10,898
6/30/21	$10,874	$11,864	$10,881
7/31/21	$10,886	$11,997	$10,899
8/31/21	$10,866	$11,974	$10,898
9/30/21	$10,869	$11,871	$10,887
10/31/21	$10,816	$11,867	$10,854
11/30/21	$10,786	$11,902	$10,856
12/31/21	$10,767	$11,872	$10,829
1/31/22	$10,682	$11,616	$10,758
2/28/22	$10,609	$11,487	$10,718
3/31/22	$10,437	$11,168	$10,575
4/30/22	$10,344	$10,744	$10,525
5/31/22	$10,396	$10,813	$10,583
6/30/22	$10,274	$10,643	$10,522
7/31/22	$10,307	$10,903	$10,558
8/31/22	$10,244	$10,595	$10,481
9/30/22	$10,098	$10,138	$10,358
10/31/22	$10,028	$10,006	$10,348
11/30/22	$10,117	$10,374	$10,413
12/31/22	$10,150	$10,327	$10,434
1/31/23	$10,265	$10,645	$10,506
2/28/23	$10,159	$10,370	$10,430
3/31/23	$10,294	$10,633	$10,596
4/30/23	$10,311	$10,698	$10,624
5/31/23	$10,274	$10,581	$10,587
6/30/23	$10,227	$10,544	$10,536
7/31/23	$10,299	$10,536	$10,573
8/31/23	$10,341	$10,469	$10,615
9/30/23	$10,338	$10,203	$10,614
10/31/23	$10,366	$10,042	$10,650
11/30/23	$10,501	$10,497	$10,758
12/31/23	$10,626	$10,898	$10,878
1/31/24	$10,678	$10,868	$10,920
2/29/24	$10,638	$10,715	$10,875
3/31/24	$10,671	$10,814	$10,910
4/30/24	$10,621	$10,541	$10,875
5/31/24	$10,714	$10,719	$10,950
6/30/24	$10,767	$10,821	$11,013
7/31/24	$10,895	$11,074	$11,139
8/31/24	$10,978	$11,233	$11,239
9/30/24	$11,080	$11,383	$11,329
10/31/24	$10,994	$11,101	$11,263
11/30/24	$11,040	$11,218	$11,296
12/31/24	$11,073	$11,035	$11,322
1/31/25	$11,130	$11,093	$11,371
2/28/25	$11,209	$11,337	$11,449
3/31/25	$11,243	$11,342	$11,503
4/30/25	$11,314	$11,386	$11,593
5/31/25	$11,289	$11,305	$11,569
6/30/25	$11,370	$11,478	$11,638
7/31/25	$11,356	$11,448	$11,632
8/31/25	$11,467	$11,585	$11,732
9/30/25	$11,501	$11,711	$11,768
10/31/25	$11,540	$11,785	$11,808
11/30/25	$11,572	$11,858	$11,862
12/31/25	$11,620	$11,840	$11,899
1/31/26	$11,653	$11,853	$11,924
2/28/26	$11,696	$12,047	$11,987
3/31/26	$11,604	$11,835	$11,934

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	3.21%	1.28%	1.50%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,488,948,000
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 14,924,000
InvestmentCompanyPortfolioTurnover	451.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000200445
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	I-3
Trading Symbol	PTLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,614	$1,003,838	$1,000,360
5/31/16	$1,004,599	$1,004,096	$999,300
6/30/16	$1,006,746	$1,022,137	$1,005,285
7/31/16	$1,007,724	$1,028,599	$1,004,712
8/31/16	$1,009,468	$1,027,423	$1,003,045
9/30/16	$1,013,068	$1,026,821	$1,004,208
10/31/16	$1,013,512	$1,018,967	$1,003,535
11/30/16	$1,008,303	$994,865	$999,551
12/31/16	$1,013,106	$996,268	$999,851
1/31/17	$1,014,432	$998,223	$1,001,111
2/28/17	$1,016,961	$1,004,932	$1,002,132
3/31/17	$1,017,757	$1,004,405	$1,002,453
4/30/17	$1,020,289	$1,012,156	$1,003,846
5/31/17	$1,021,695	$1,019,947	$1,005,011
6/30/17	$1,022,057	$1,018,920	$1,004,207
7/31/17	$1,025,241	$1,023,305	$1,006,346
8/31/17	$1,029,620	$1,032,484	$1,008,248
9/30/17	$1,030,871	$1,027,566	$1,006,594
10/31/17	$1,029,930	$1,028,161	$1,005,980
11/30/17	$1,028,004	$1,026,841	$1,003,948
12/31/17	$1,030,214	$1,031,554	$1,004,068
1/31/18	$1,027,064	$1,019,674	$1,001,187
2/28/18	$1,027,173	$1,010,008	$1,000,806
3/31/18	$1,027,497	$1,016,485	$1,002,768
4/30/18	$1,024,801	$1,008,925	$1,001,214
5/31/18	$1,025,453	$1,016,126	$1,004,838
6/30/18	$1,025,051	$1,014,876	$1,004,989
7/31/18	$1,028,879	$1,015,117	$1,004,938
8/31/18	$1,027,560	$1,021,649	$1,008,134
9/30/18	$1,029,162	$1,015,070	$1,006,945
10/31/18	$1,029,788	$1,007,049	$1,008,475
11/30/18	$1,031,212	$1,013,060	$1,011,974
12/31/18	$1,033,988	$1,031,671	$1,019,969
1/31/19	$1,040,962	$1,042,627	$1,022,713
2/28/19	$1,044,878	$1,042,023	$1,023,746
3/31/19	$1,048,952	$1,062,032	$1,030,001
4/30/19	$1,052,023	$1,062,304	$1,032,092
5/31/19	$1,059,795	$1,081,161	$1,039,420
6/30/19	$1,065,339	$1,094,739	$1,044,814
7/31/19	$1,064,055	$1,097,147	$1,043,581
8/31/19	$1,074,437	$1,125,576	$1,052,003
9/30/19	$1,075,748	$1,119,581	$1,050,835
10/31/19	$1,077,983	$1,122,953	$1,054,293
11/30/19	$1,075,963	$1,122,381	$1,053,955
12/31/19	$1,078,614	$1,121,599	$1,056,189
1/31/20	$1,088,299	$1,143,184	$1,061,904
2/29/20	$1,093,506	$1,163,759	$1,071,153
3/31/20	$1,077,450	$1,156,911	$1,085,849
4/30/20	$1,090,496	$1,177,476	$1,086,305
5/31/20	$1,096,556	$1,182,959	$1,087,011
6/30/20	$1,102,461	$1,190,410	$1,087,294
7/31/20	$1,104,940	$1,208,191	$1,088,392
8/31/20	$1,108,325	$1,198,439	$1,088,131
9/30/20	$1,108,420	$1,197,782	$1,088,424
10/31/20	$1,108,476	$1,192,434	$1,087,967
11/30/20	$1,111,658	$1,204,134	$1,088,468
12/31/20	$1,113,763	$1,205,794	$1,088,968
1/31/21	$1,114,404	$1,197,148	$1,089,132
2/28/21	$1,115,050	$1,179,861	$1,088,260
3/31/21	$1,113,401	$1,165,128	$1,088,467
4/30/21	$1,114,046	$1,174,333	$1,088,957
5/31/21	$1,115,744	$1,178,169	$1,089,785
6/30/21	$1,112,936	$1,186,447	$1,088,095
7/31/21	$1,114,604	$1,199,713	$1,089,902
8/31/21	$1,112,922	$1,197,429	$1,089,815
9/30/21	$1,113,596	$1,187,061	$1,088,725
10/31/21	$1,108,646	$1,186,734	$1,085,415
11/30/21	$1,105,950	$1,190,245	$1,085,621
12/31/21	$1,104,459	$1,187,200	$1,082,929
1/31/22	$1,096,085	$1,161,622	$1,075,836
2/28/22	$1,088,993	$1,148,663	$1,071,812
3/31/22	$1,071,687	$1,116,751	$1,057,546
4/30/22	$1,062,556	$1,074,373	$1,052,523
5/31/22	$1,068,311	$1,081,300	$1,058,343
6/30/22	$1,056,129	$1,064,336	$1,052,226
7/31/22	$1,059,897	$1,090,343	$1,055,751
8/31/22	$1,053,868	$1,059,533	$1,048,150
9/30/22	$1,039,150	$1,013,755	$1,035,803
10/31/22	$1,032,352	$1,000,624	$1,034,777
11/30/22	$1,041,962	$1,037,423	$1,041,286
12/31/22	$1,045,720	$1,032,743	$1,043,420
1/31/23	$1,057,990	$1,064,515	$1,050,568
2/28/23	$1,047,362	$1,036,991	$1,042,983
3/31/23	$1,061,702	$1,063,333	$1,059,618
4/30/23	$1,063,882	$1,069,778	$1,062,363
5/31/23	$1,060,451	$1,058,130	$1,058,698
6/30/23	$1,055,909	$1,054,356	$1,053,563
7/31/23	$1,063,770	$1,053,621	$1,057,314
8/31/23	$1,068,466	$1,046,891	$1,061,469
9/30/23	$1,068,576	$1,020,288	$1,061,373
10/31/23	$1,071,918	$1,004,186	$1,064,961
11/30/23	$1,086,280	$1,049,662	$1,075,759
12/31/23	$1,099,663	$1,089,842	$1,087,819
1/31/24	$1,105,409	$1,086,849	$1,092,007
2/29/24	$1,101,710	$1,071,494	$1,087,508
3/31/24	$1,105,485	$1,081,388	$1,091,042
4/30/24	$1,100,722	$1,054,074	$1,087,507
5/31/24	$1,110,759	$1,071,944	$1,094,978
6/30/24	$1,116,688	$1,082,092	$1,101,296
7/31/24	$1,130,436	$1,107,367	$1,113,895
8/31/24	$1,139,431	$1,123,279	$1,123,887
9/30/24	$1,150,406	$1,138,319	$1,132,923
10/31/24	$1,141,903	$1,110,090	$1,126,284
11/30/24	$1,147,133	$1,121,827	$1,129,584
12/31/24	$1,151,009	$1,103,468	$1,132,250
1/31/25	$1,157,395	$1,109,322	$1,137,141
2/28/25	$1,165,976	$1,133,729	$1,144,931
3/31/25	$1,169,960	$1,134,155	$1,150,266
4/30/25	$1,177,779	$1,138,613	$1,159,319
5/31/25	$1,175,624	$1,130,460	$1,156,861
6/30/25	$1,184,546	$1,147,843	$1,163,802
7/31/25	$1,183,529	$1,144,815	$1,163,208
8/31/25	$1,195,502	$1,158,507	$1,173,212
9/30/25	$1,199,523	$1,171,145	$1,176,802
10/31/25	$1,204,020	$1,178,462	$1,180,756
11/30/25	$1,207,849	$1,185,785	$1,186,164
12/31/25	$1,213,330	$1,184,031	$1,189,948
1/31/26	$1,217,168	$1,185,295	$1,192,435
2/28/26	$1,222,145	$1,204,706	$1,198,695
3/31/26	$1,212,971	$1,183,475	$1,193,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.68%	1.73%	1.95%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,488,948,000
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 14,924,000
InvestmentCompanyPortfolioTurnover	451.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000222833
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class C-2
Trading Symbol	PLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$133	1.31%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C-2 (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,030	$10,038	$10,004
5/31/16	$10,034	$10,041	$9,993
6/30/16	$10,050	$10,221	$10,053
7/31/16	$10,054	$10,286	$10,047
8/31/16	$10,066	$10,274	$10,030
9/30/16	$10,096	$10,268	$10,042
10/31/16	$10,094	$10,190	$10,035
11/30/16	$10,037	$9,949	$9,996
12/31/16	$10,079	$9,963	$9,999
1/31/17	$10,086	$9,982	$10,011
2/28/17	$10,106	$10,049	$10,021
3/31/17	$10,108	$10,044	$10,025
4/30/17	$10,127	$10,122	$10,038
5/31/17	$10,135	$10,199	$10,050
6/30/17	$10,133	$10,189	$10,042
7/31/17	$10,159	$10,233	$10,063
8/31/17	$10,196	$10,325	$10,082
9/30/17	$10,203	$10,276	$10,066
10/31/17	$10,188	$10,282	$10,060
11/30/17	$10,163	$10,268	$10,039
12/31/17	$10,179	$10,316	$10,041
1/31/18	$10,141	$10,197	$10,012
2/28/18	$10,137	$10,100	$10,008
3/31/18	$10,134	$10,165	$10,028
4/30/18	$10,102	$10,089	$10,012
5/31/18	$10,103	$10,161	$10,048
6/30/18	$10,093	$10,149	$10,050
7/31/18	$10,124	$10,151	$10,049
8/31/18	$10,106	$10,216	$10,081
9/30/18	$10,116	$10,151	$10,069
10/31/18	$10,116	$10,070	$10,085
11/30/18	$10,124	$10,131	$10,120
12/31/18	$10,145	$10,317	$10,200
1/31/19	$10,208	$10,426	$10,227
2/28/19	$10,241	$10,420	$10,237
3/31/19	$10,275	$10,620	$10,300
4/30/19	$10,299	$10,623	$10,321
5/31/19	$10,369	$10,812	$10,394
6/30/19	$10,417	$10,947	$10,448
7/31/19	$10,398	$10,971	$10,436
8/31/19	$10,494	$11,256	$10,520
9/30/19	$10,500	$11,196	$10,508
10/31/19	$10,516	$11,230	$10,543
11/30/19	$10,490	$11,224	$10,540
12/31/19	$10,510	$11,216	$10,562
1/31/20	$10,598	$11,432	$10,619
2/29/20	$10,643	$11,638	$10,712
3/31/20	$10,480	$11,569	$10,858
4/30/20	$10,601	$11,775	$10,863
5/31/20	$10,654	$11,830	$10,870
6/30/20	$10,705	$11,904	$10,873
7/31/20	$10,723	$12,082	$10,884
8/31/20	$10,750	$11,984	$10,881
9/30/20	$10,745	$11,978	$10,884
10/31/20	$10,738	$11,924	$10,880
11/30/20	$10,763	$12,041	$10,885
12/31/20	$10,776	$12,058	$10,890
1/31/21	$10,777	$11,971	$10,891
2/28/21	$10,777	$11,799	$10,883
3/31/21	$10,756	$11,651	$10,885
4/30/21	$10,756	$11,743	$10,890
5/31/21	$10,767	$11,782	$10,898
6/30/21	$10,734	$11,864	$10,881
7/31/21	$10,734	$11,997	$10,899
8/31/21	$10,723	$11,974	$10,898
9/30/21	$10,712	$11,871	$10,887
10/31/21	$10,658	$11,867	$10,854
11/30/21	$10,637	$11,902	$10,856
12/31/21	$10,615	$11,872	$10,829
1/31/22	$10,528	$11,616	$10,758
2/28/22	$10,454	$11,487	$10,718
3/31/22	$10,281	$11,168	$10,575
4/30/22	$10,188	$10,744	$10,525
5/31/22	$10,237	$10,813	$10,583
6/30/22	$10,115	$10,643	$10,522
7/31/22	$10,145	$10,903	$10,558
8/31/22	$10,081	$10,595	$10,481
9/30/22	$9,935	$10,138	$10,358
10/31/22	$9,864	$10,006	$10,348
11/30/22	$9,951	$10,374	$10,413
12/31/22	$9,980	$10,327	$10,434
1/31/23	$10,092	$10,645	$10,506
2/28/23	$9,985	$10,370	$10,430
3/31/23	$10,116	$10,633	$10,596
4/30/23	$10,131	$10,698	$10,624
5/31/23	$10,093	$10,581	$10,587
6/30/23	$10,043	$10,544	$10,536
7/31/23	$10,112	$10,536	$10,573
8/31/23	$10,151	$10,469	$10,615
9/30/23	$10,146	$10,203	$10,614
10/31/23	$10,172	$10,042	$10,650
11/30/23	$10,302	$10,497	$10,758
12/31/23	$10,423	$10,898	$10,878
1/31/24	$10,471	$10,868	$10,920
2/29/24	$10,430	$10,715	$10,875
3/31/24	$10,460	$10,814	$10,910
4/30/24	$10,409	$10,541	$10,875
5/31/24	$10,497	$10,719	$10,950
6/30/24	$10,548	$10,821	$11,013
7/31/24	$10,671	$11,074	$11,139
8/31/24	$10,749	$11,233	$11,239
9/30/24	$10,847	$11,383	$11,329
10/31/24	$10,761	$11,101	$11,263
11/30/24	$10,804	$11,218	$11,296
12/31/24	$10,834	$11,035	$11,322
1/31/25	$10,887	$11,093	$11,371
2/28/25	$10,962	$11,337	$11,449
3/31/25	$10,993	$11,342	$11,503
4/30/25	$11,060	$11,386	$11,593
5/31/25	$11,033	$11,305	$11,569
6/30/25	$11,111	$11,478	$11,638
7/31/25	$11,095	$11,448	$11,632
8/31/25	$11,200	$11,585	$11,732
9/30/25	$11,232	$11,711	$11,768
10/31/25	$11,267	$11,785	$11,808
11/30/25	$11,297	$11,858	$11,862
12/31/25	$11,341	$11,840	$11,899
1/31/26	$11,370	$11,853	$11,924
2/28/26	$11,411	$12,047	$11,987
3/31/26	$11,318	$11,835	$11,934

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	2.96%	1.03%	1.25%
Class C-2 (including sales charge)	1.96%	1.03%	1.25%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,488,948,000
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 14,924,000
InvestmentCompanyPortfolioTurnover	451.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026583
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund II
Class Name	Administrative Class
Trading Symbol	PDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”), as carry contributions offset detractions from widening spreads.

  Overweight exposure to commercial MBS contributed to relative performance versus the Index, as commercial MBS had positive returns.

  Overweight exposure to investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,004,285	$1,003,838	$1,000,360
5/31/16	$1,004,964	$1,004,096	$999,300
6/30/16	$1,009,946	$1,022,137	$1,005,285
7/31/16	$1,011,814	$1,028,599	$1,004,712
8/31/16	$1,013,430	$1,027,423	$1,003,045
9/30/16	$1,016,910	$1,026,821	$1,004,208
10/31/16	$1,016,735	$1,018,967	$1,003,535
11/30/16	$1,009,692	$994,865	$999,551
12/31/16	$1,013,068	$996,268	$999,851
1/31/17	$1,014,780	$998,223	$1,001,111
2/28/17	$1,016,644	$1,004,932	$1,002,132
3/31/17	$1,017,705	$1,004,405	$1,002,453
4/30/17	$1,020,677	$1,012,156	$1,003,846
5/31/17	$1,022,563	$1,019,947	$1,005,011
6/30/17	$1,021,560	$1,018,920	$1,004,207
7/31/17	$1,024,539	$1,023,305	$1,006,346
8/31/17	$1,028,642	$1,032,484	$1,008,248
9/30/17	$1,027,535	$1,027,566	$1,006,594
10/31/17	$1,027,412	$1,028,161	$1,005,980
11/30/17	$1,026,283	$1,026,841	$1,003,948
12/31/17	$1,027,298	$1,031,554	$1,004,068
1/31/18	$1,023,073	$1,019,674	$1,001,187
2/28/18	$1,021,047	$1,010,008	$1,000,806
3/31/18	$1,022,434	$1,016,485	$1,002,768
4/30/18	$1,021,697	$1,008,925	$1,001,214
5/31/18	$1,025,368	$1,016,126	$1,004,838
6/30/18	$1,024,905	$1,014,876	$1,004,989
7/31/18	$1,026,477	$1,015,117	$1,004,938
8/31/18	$1,029,394	$1,021,649	$1,008,134
9/30/18	$1,027,881	$1,015,070	$1,006,945
10/31/18	$1,024,473	$1,007,049	$1,008,475
11/30/18	$1,026,591	$1,013,060	$1,011,974
12/31/18	$1,031,013	$1,031,671	$1,019,969
1/31/19	$1,036,988	$1,042,627	$1,022,713
2/28/19	$1,038,753	$1,042,023	$1,023,746
3/31/19	$1,045,313	$1,062,032	$1,030,001
4/30/19	$1,047,752	$1,062,304	$1,032,092
5/31/19	$1,054,898	$1,081,161	$1,039,420
6/30/19	$1,059,853	$1,094,739	$1,044,814
7/31/19	$1,058,856	$1,097,147	$1,043,581
8/31/19	$1,066,239	$1,125,576	$1,052,003
9/30/19	$1,064,939	$1,119,581	$1,050,835
10/31/19	$1,066,591	$1,122,953	$1,054,293
11/30/19	$1,065,089	$1,122,381	$1,053,955
12/31/19	$1,067,588	$1,121,599	$1,056,189
1/31/20	$1,074,457	$1,143,184	$1,061,904
2/29/20	$1,083,339	$1,163,759	$1,071,153
3/31/20	$1,077,464	$1,156,911	$1,085,849
4/30/20	$1,087,413	$1,177,476	$1,086,305
5/31/20	$1,092,796	$1,182,959	$1,087,011
6/30/20	$1,095,828	$1,190,410	$1,087,294
7/31/20	$1,098,748	$1,208,191	$1,088,392
8/31/20	$1,100,417	$1,198,439	$1,088,131
9/30/20	$1,099,914	$1,197,782	$1,088,424
10/31/20	$1,100,383	$1,192,434	$1,087,967
11/30/20	$1,100,721	$1,204,134	$1,088,468
12/31/20	$1,101,455	$1,205,794	$1,088,968
1/31/21	$1,101,615	$1,197,148	$1,089,132
2/28/21	$1,099,514	$1,179,861	$1,088,260
3/31/21	$1,097,295	$1,165,128	$1,088,467
4/30/21	$1,098,407	$1,174,333	$1,088,957
5/31/21	$1,099,518	$1,178,169	$1,089,785
6/30/21	$1,097,295	$1,186,447	$1,088,095
7/31/21	$1,099,518	$1,199,713	$1,089,902
8/31/21	$1,098,407	$1,197,429	$1,089,815
9/30/21	$1,096,183	$1,187,061	$1,088,725
10/31/21	$1,090,625	$1,186,734	$1,085,415
11/30/21	$1,089,513	$1,190,245	$1,085,621
12/31/21	$1,087,677	$1,187,200	$1,082,929
1/31/22	$1,079,892	$1,161,622	$1,075,836
2/28/22	$1,073,219	$1,148,663	$1,071,812
3/31/22	$1,055,425	$1,116,751	$1,057,546
4/30/22	$1,047,647	$1,074,373	$1,052,523
5/31/22	$1,051,539	$1,081,300	$1,058,343
6/30/22	$1,044,602	$1,064,336	$1,052,226
7/31/22	$1,047,917	$1,090,343	$1,055,751
8/31/22	$1,039,371	$1,059,533	$1,048,150
9/30/22	$1,025,550	$1,013,755	$1,035,803
10/31/22	$1,021,784	$1,000,624	$1,034,777
11/30/22	$1,030,829	$1,037,423	$1,041,286
12/31/22	$1,032,978	$1,032,743	$1,043,420
1/31/23	$1,042,437	$1,064,515	$1,050,568
2/28/23	$1,035,035	$1,036,991	$1,042,983
3/31/23	$1,048,585	$1,063,333	$1,059,618
4/30/23	$1,051,483	$1,069,778	$1,062,363
5/31/23	$1,047,955	$1,058,130	$1,058,698
6/30/23	$1,042,164	$1,054,356	$1,053,563
7/31/23	$1,046,375	$1,053,621	$1,057,314
8/31/23	$1,050,927	$1,046,891	$1,061,469
9/30/23	$1,049,730	$1,020,288	$1,061,373
10/31/23	$1,051,922	$1,004,186	$1,064,961
11/30/23	$1,064,646	$1,049,662	$1,075,759
12/31/23	$1,077,530	$1,089,842	$1,087,819
1/31/24	$1,083,202	$1,086,849	$1,092,007
2/29/24	$1,079,467	$1,071,494	$1,087,508
3/31/24	$1,082,999	$1,081,388	$1,091,042
4/30/24	$1,078,160	$1,054,074	$1,087,507
5/31/24	$1,086,612	$1,071,944	$1,094,978
6/30/24	$1,092,118	$1,082,092	$1,101,296
7/31/24	$1,103,983	$1,107,367	$1,113,895
8/31/24	$1,114,798	$1,123,279	$1,123,887
9/30/24	$1,122,803	$1,138,319	$1,132,923
10/31/24	$1,116,700	$1,110,090	$1,126,284
11/30/24	$1,120,262	$1,121,827	$1,129,584
12/31/24	$1,123,962	$1,103,468	$1,132,250
1/31/25	$1,128,545	$1,109,322	$1,137,141
2/28/25	$1,137,726	$1,133,729	$1,144,931
3/31/25	$1,140,929	$1,134,155	$1,150,266
4/30/25	$1,148,007	$1,138,613	$1,159,319
5/31/25	$1,146,557	$1,130,460	$1,156,861
6/30/25	$1,154,721	$1,147,843	$1,163,802
7/31/25	$1,153,217	$1,144,815	$1,163,208
8/31/25	$1,165,595	$1,158,507	$1,173,212
9/30/25	$1,167,772	$1,171,145	$1,176,802
10/31/25	$1,172,866	$1,178,462	$1,180,756
11/30/25	$1,177,400	$1,185,785	$1,186,164
12/31/25	$1,182,327	$1,184,031	$1,189,948
1/31/26	$1,185,656	$1,185,295	$1,192,435
2/28/26	$1,190,069	$1,204,706	$1,198,695
3/31/26	$1,181,969	$1,183,475	$1,193,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.60%	1.50%	1.69%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 274,306,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 693,000
InvestmentCompanyPortfolioTurnover	466.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$274,306
# of Portfolio Holdings	332
Portfolio Turnover Rate	466%
Total Net Advisory Fees Paid During the Reporting Period	$693
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	34.1%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	6.9%
Asset-Backed Securities	2.2%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	60.2%
Affiliated Investments	17.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026582
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund II
Class Name	Institutional Class
Trading Symbol	PLDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”), as carry contributions offset detractions from widening spreads.

  Overweight exposure to commercial MBS contributed to relative performance versus the Index, as commercial MBS had positive returns.

  Overweight exposure to investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,004,496	$1,003,838	$1,000,360
5/31/16	$1,005,376	$1,004,096	$999,300
6/30/16	$1,010,566	$1,022,137	$1,005,285
7/31/16	$1,012,650	$1,028,599	$1,004,712
8/31/16	$1,014,482	$1,027,423	$1,003,045
9/30/16	$1,018,188	$1,026,821	$1,004,208
10/31/16	$1,018,217	$1,018,967	$1,003,535
11/30/16	$1,011,372	$994,865	$999,551
12/31/16	$1,014,982	$996,268	$999,851
1/31/17	$1,016,897	$998,223	$1,001,111
2/28/17	$1,018,960	$1,004,932	$1,002,132
3/31/17	$1,020,253	$1,004,405	$1,002,453
4/30/17	$1,023,429	$1,012,156	$1,003,846
5/31/17	$1,025,538	$1,019,947	$1,005,011
6/30/17	$1,024,756	$1,018,920	$1,004,207
7/31/17	$1,027,949	$1,023,305	$1,006,346
8/31/17	$1,032,284	$1,032,484	$1,008,248
9/30/17	$1,031,392	$1,027,566	$1,006,594
10/31/17	$1,031,481	$1,028,161	$1,005,980
11/30/17	$1,030,558	$1,026,841	$1,003,948
12/31/17	$1,031,803	$1,031,554	$1,004,068
1/31/18	$1,027,771	$1,019,674	$1,001,187
2/28/18	$1,025,934	$1,010,008	$1,000,806
3/31/18	$1,027,552	$1,016,485	$1,002,768
4/30/18	$1,027,015	$1,008,925	$1,001,214
5/31/18	$1,030,923	$1,016,126	$1,004,838
6/30/18	$1,030,676	$1,014,876	$1,004,989
7/31/18	$1,032,469	$1,015,117	$1,004,938
8/31/18	$1,035,644	$1,021,649	$1,008,134
9/30/18	$1,034,312	$1,015,070	$1,006,945
10/31/18	$1,031,102	$1,007,049	$1,008,475
11/30/18	$1,033,460	$1,013,060	$1,011,974
12/31/18	$1,038,124	$1,031,671	$1,019,969
1/31/19	$1,044,354	$1,042,627	$1,022,713
2/28/19	$1,046,332	$1,042,023	$1,023,746
3/31/19	$1,053,161	$1,062,032	$1,030,001
4/30/19	$1,055,834	$1,062,304	$1,032,092
5/31/19	$1,063,266	$1,081,161	$1,039,420
6/30/19	$1,068,463	$1,094,739	$1,044,814
7/31/19	$1,067,685	$1,097,147	$1,043,581
8/31/19	$1,075,371	$1,125,576	$1,052,003
9/30/19	$1,074,265	$1,119,581	$1,050,835
10/31/19	$1,076,159	$1,122,953	$1,054,293
11/30/19	$1,074,870	$1,122,381	$1,053,955
12/31/19	$1,077,620	$1,121,599	$1,056,189
1/31/20	$1,084,789	$1,143,184	$1,061,904
2/29/20	$1,093,965	$1,163,759	$1,071,153
3/31/20	$1,088,255	$1,156,911	$1,085,849
4/30/20	$1,098,528	$1,177,476	$1,086,305
5/31/20	$1,104,200	$1,182,959	$1,087,011
6/30/20	$1,107,490	$1,190,410	$1,087,294
7/31/20	$1,110,692	$1,208,191	$1,088,392
8/31/20	$1,112,600	$1,198,439	$1,088,131
9/30/20	$1,112,319	$1,197,782	$1,088,424
10/31/20	$1,113,038	$1,192,434	$1,087,967
11/30/20	$1,113,601	$1,204,134	$1,088,468
12/31/20	$1,114,603	$1,205,794	$1,088,968
1/31/21	$1,114,979	$1,197,148	$1,089,132
2/28/21	$1,113,066	$1,179,861	$1,088,260
3/31/21	$1,111,038	$1,165,128	$1,088,467
4/30/21	$1,112,365	$1,174,333	$1,088,957
5/31/21	$1,113,640	$1,178,169	$1,089,785
6/30/21	$1,111,519	$1,186,447	$1,088,095
7/31/21	$1,113,871	$1,199,713	$1,089,902
8/31/21	$1,112,830	$1,197,429	$1,089,815
9/30/21	$1,111,866	$1,187,061	$1,088,725
10/31/21	$1,106,400	$1,186,734	$1,085,415
11/30/21	$1,104,329	$1,190,245	$1,085,621
12/31/21	$1,102,748	$1,187,200	$1,082,929
1/31/22	$1,095,029	$1,161,622	$1,075,836
2/28/22	$1,088,546	$1,148,663	$1,071,812
3/31/22	$1,070,873	$1,116,751	$1,057,546
4/30/22	$1,063,557	$1,074,373	$1,052,523
5/31/22	$1,067,726	$1,081,300	$1,058,343
6/30/22	$1,060,900	$1,064,336	$1,052,226
7/31/22	$1,064,492	$1,090,343	$1,055,751
8/31/22	$1,056,036	$1,059,533	$1,048,150
9/30/22	$1,042,223	$1,013,755	$1,035,803
10/31/22	$1,038,602	$1,000,624	$1,034,777
11/30/22	$1,048,011	$1,037,423	$1,041,286
12/31/22	$1,050,433	$1,032,743	$1,043,420
1/31/23	$1,060,261	$1,064,515	$1,050,568
2/28/23	$1,052,933	$1,036,991	$1,042,983
3/31/23	$1,066,957	$1,063,333	$1,059,618
4/30/23	$1,070,109	$1,069,778	$1,062,363
5/31/23	$1,066,745	$1,058,130	$1,058,698
6/30/23	$1,061,083	$1,054,356	$1,053,563
7/31/23	$1,065,581	$1,053,621	$1,057,314
8/31/23	$1,070,442	$1,046,891	$1,061,469
9/30/23	$1,069,448	$1,020,288	$1,061,373
10/31/23	$1,071,900	$1,004,186	$1,064,961
11/30/23	$1,085,087	$1,049,662	$1,075,759
12/31/23	$1,098,456	$1,089,842	$1,087,819
1/31/24	$1,104,463	$1,086,849	$1,092,007
2/29/24	$1,100,873	$1,071,494	$1,087,508
3/31/24	$1,104,708	$1,081,388	$1,091,042
4/30/24	$1,099,997	$1,054,074	$1,087,507
5/31/24	$1,108,870	$1,071,944	$1,094,978
6/30/24	$1,114,701	$1,082,092	$1,101,296
7/31/24	$1,127,049	$1,107,367	$1,113,895
8/31/24	$1,138,346	$1,123,279	$1,123,887
9/30/24	$1,146,738	$1,138,319	$1,132,923
10/31/24	$1,140,747	$1,110,090	$1,126,284
11/30/24	$1,144,628	$1,121,827	$1,129,584
12/31/24	$1,148,651	$1,103,468	$1,132,250
1/31/25	$1,153,585	$1,109,322	$1,137,141
2/28/25	$1,163,191	$1,133,729	$1,144,931
3/31/25	$1,166,698	$1,134,155	$1,150,266
4/30/25	$1,174,174	$1,138,613	$1,159,319
5/31/25	$1,172,948	$1,130,460	$1,156,861
6/30/25	$1,181,532	$1,147,843	$1,163,802
7/31/25	$1,180,244	$1,144,815	$1,163,208
8/31/25	$1,193,173	$1,158,507	$1,173,212
9/30/25	$1,195,637	$1,171,145	$1,176,802
10/31/25	$1,201,124	$1,178,462	$1,180,756
11/30/25	$1,205,997	$1,185,785	$1,186,164
12/31/25	$1,211,308	$1,184,031	$1,189,948
1/31/26	$1,214,975	$1,185,295	$1,192,435
2/28/26	$1,219,730	$1,204,706	$1,198,695
3/31/26	$1,211,678	$1,183,475	$1,193,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.86%	1.75%	1.94%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 274,306,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 693,000
InvestmentCompanyPortfolioTurnover	466.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$274,306
# of Portfolio Holdings	332
Portfolio Turnover Rate	466%
Total Net Advisory Fees Paid During the Reporting Period	$693
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	34.1%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	6.9%
Asset-Backed Securities	2.2%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	60.2%
Affiliated Investments	17.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026584
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration ESG Fund
Class Name	Institutional Class
Trading Symbol	PLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities ("MBS") contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had positive total returns.

  Overweight exposure to commercial MBS contributed to relative performance versus the Index, as commercial MBS had positive total returns.

  Overweight exposure to investment grade corporate credit, specifically in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, particularly in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, particularly in the 10 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,634	$1,003,838	$1,000,360
5/31/16	$1,004,600	$1,004,096	$999,300
6/30/16	$1,006,787	$1,022,137	$1,005,285
7/31/16	$1,007,774	$1,028,599	$1,004,712
8/31/16	$1,009,580	$1,027,423	$1,003,045
9/30/16	$1,014,357	$1,026,821	$1,004,208
10/31/16	$1,013,657	$1,018,967	$1,003,535
11/30/16	$1,009,175	$994,865	$999,551
12/31/16	$1,013,130	$996,268	$999,851
1/31/17	$1,015,609	$998,223	$1,001,111
2/28/17	$1,018,767	$1,004,932	$1,002,132
3/31/17	$1,018,910	$1,004,405	$1,002,453
4/30/17	$1,020,956	$1,012,156	$1,003,846
5/31/17	$1,022,781	$1,019,947	$1,005,011
6/30/17	$1,023,609	$1,018,920	$1,004,207
7/31/17	$1,027,548	$1,023,305	$1,006,346
8/31/17	$1,031,532	$1,032,484	$1,008,248
9/30/17	$1,032,303	$1,027,566	$1,006,594
10/31/17	$1,032,004	$1,028,161	$1,005,980
11/30/17	$1,029,498	$1,026,841	$1,003,948
12/31/17	$1,030,235	$1,031,554	$1,004,068
1/31/18	$1,026,564	$1,019,674	$1,001,187
2/28/18	$1,025,223	$1,010,008	$1,000,806
3/31/18	$1,025,095	$1,016,485	$1,002,768
4/30/18	$1,023,071	$1,008,925	$1,001,214
5/31/18	$1,026,630	$1,016,126	$1,004,838
6/30/18	$1,027,019	$1,014,876	$1,004,989
7/31/18	$1,028,451	$1,015,117	$1,004,938
8/31/18	$1,032,297	$1,021,649	$1,008,134
9/30/18	$1,031,497	$1,015,070	$1,006,945
10/31/18	$1,029,825	$1,007,049	$1,008,475
11/30/18	$1,030,756	$1,013,060	$1,011,974
12/31/18	$1,033,414	$1,031,671	$1,019,969
1/31/19	$1,040,875	$1,042,627	$1,022,713
2/28/19	$1,044,004	$1,042,023	$1,023,746
3/31/19	$1,048,478	$1,062,032	$1,030,001
4/30/19	$1,050,893	$1,062,304	$1,032,092
5/31/19	$1,058,016	$1,081,161	$1,039,420
6/30/19	$1,064,047	$1,094,739	$1,044,814
7/31/19	$1,061,918	$1,097,147	$1,043,581
8/31/19	$1,072,924	$1,125,576	$1,052,003
9/30/19	$1,073,768	$1,119,581	$1,050,835
10/31/19	$1,076,685	$1,122,953	$1,054,293
11/30/19	$1,075,235	$1,122,381	$1,053,955
12/31/19	$1,077,315	$1,121,599	$1,056,189
1/31/20	$1,086,838	$1,143,184	$1,061,904
2/29/20	$1,090,464	$1,163,759	$1,071,153
3/31/20	$1,079,894	$1,156,911	$1,085,849
4/30/20	$1,090,377	$1,177,476	$1,086,305
5/31/20	$1,094,904	$1,182,959	$1,087,011
6/30/20	$1,099,809	$1,190,410	$1,087,294
7/31/20	$1,104,183	$1,208,191	$1,088,392
8/31/20	$1,107,268	$1,198,439	$1,088,131
9/30/20	$1,105,847	$1,197,782	$1,088,424
10/31/20	$1,106,689	$1,192,434	$1,087,967
11/30/20	$1,110,898	$1,204,134	$1,088,468
12/31/20	$1,112,842	$1,205,794	$1,088,968
1/31/21	$1,113,474	$1,197,148	$1,089,132
2/28/21	$1,113,065	$1,179,861	$1,088,260
3/31/21	$1,111,467	$1,165,128	$1,088,467
4/30/21	$1,113,359	$1,174,333	$1,088,957
5/31/21	$1,115,144	$1,178,169	$1,089,785
6/30/21	$1,113,566	$1,186,447	$1,088,095
7/31/21	$1,114,309	$1,199,713	$1,089,902
8/31/21	$1,113,842	$1,197,429	$1,089,815
9/30/21	$1,113,452	$1,187,061	$1,088,725
10/31/21	$1,108,500	$1,186,734	$1,085,415
11/30/21	$1,105,861	$1,190,245	$1,085,621
12/31/21	$1,105,613	$1,187,200	$1,082,929
1/31/22	$1,096,032	$1,161,622	$1,075,836
2/28/22	$1,087,740	$1,148,663	$1,071,812
3/31/22	$1,069,077	$1,116,751	$1,057,546
4/30/22	$1,059,749	$1,074,373	$1,052,523
5/31/22	$1,063,164	$1,081,300	$1,058,343
6/30/22	$1,051,630	$1,064,336	$1,052,226
7/31/22	$1,058,846	$1,090,343	$1,055,751
8/31/22	$1,051,243	$1,059,533	$1,048,150
9/30/22	$1,035,682	$1,013,755	$1,035,803
10/31/22	$1,030,600	$1,000,624	$1,034,777
11/30/22	$1,042,187	$1,037,423	$1,041,286
12/31/22	$1,043,971	$1,032,743	$1,043,420
1/31/23	$1,057,025	$1,064,515	$1,050,568
2/28/23	$1,047,678	$1,036,991	$1,042,983
3/31/23	$1,061,550	$1,063,333	$1,059,618
4/30/23	$1,063,218	$1,069,778	$1,062,363
5/31/23	$1,059,197	$1,058,130	$1,058,698
6/30/23	$1,053,833	$1,054,356	$1,053,563
7/31/23	$1,060,162	$1,053,621	$1,057,314
8/31/23	$1,065,706	$1,046,891	$1,061,469
9/30/23	$1,065,132	$1,020,288	$1,061,373
10/31/23	$1,068,074	$1,004,186	$1,064,961
11/30/23	$1,082,070	$1,049,662	$1,075,759
12/31/23	$1,097,112	$1,089,842	$1,087,819
1/31/24	$1,103,436	$1,086,849	$1,092,007
2/29/24	$1,099,949	$1,071,494	$1,087,508
3/31/24	$1,104,171	$1,081,388	$1,091,042
4/30/24	$1,099,916	$1,054,074	$1,087,507
5/31/24	$1,109,400	$1,071,944	$1,094,978
6/30/24	$1,114,904	$1,082,092	$1,101,296
7/31/24	$1,128,274	$1,107,367	$1,113,895
8/31/24	$1,137,991	$1,123,279	$1,123,887
9/30/24	$1,148,672	$1,138,319	$1,132,923
10/31/24	$1,140,952	$1,110,090	$1,126,284
11/30/24	$1,147,035	$1,121,827	$1,129,584
12/31/24	$1,151,764	$1,103,468	$1,132,250
1/31/25	$1,157,871	$1,109,322	$1,137,141
2/28/25	$1,167,457	$1,133,729	$1,144,931
3/31/25	$1,170,828	$1,134,155	$1,150,266
4/30/25	$1,178,131	$1,138,613	$1,159,319
5/31/25	$1,175,371	$1,130,460	$1,156,861
6/30/25	$1,183,856	$1,147,843	$1,163,802
7/31/25	$1,183,549	$1,144,815	$1,163,208
8/31/25	$1,195,185	$1,158,507	$1,173,212
9/30/25	$1,198,792	$1,171,145	$1,176,802
10/31/25	$1,204,104	$1,178,462	$1,180,756
11/30/25	$1,207,574	$1,185,785	$1,186,164
12/31/25	$1,212,669	$1,184,031	$1,189,948
1/31/26	$1,217,443	$1,185,295	$1,192,435
2/28/26	$1,222,050	$1,204,706	$1,198,695
3/31/26	$1,212,351	$1,183,475	$1,193,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.55%	1.75%	1.94%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 328,582,000
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 809,000
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$328,582
# of Portfolio Holdings	512
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$809
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	27.6%
Corporate Bonds & Notes	11.2%
Asset-Backed Securities	8.3%
Non-Agency Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.6%
Sovereign Issues	0.4%
Short-Term Instruments	80.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(36.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000066770
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration ESG Fund
Class Name	I-2
Trading Symbol	PLUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities ("MBS") contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had positive total returns.

  Overweight exposure to commercial MBS contributed to relative performance versus the Index, as commercial MBS had positive total returns.

  Overweight exposure to investment grade corporate credit, specifically in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, particularly in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, particularly in the 10 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,549	$1,003,838	$1,000,360
5/31/16	$1,004,434	$1,004,096	$999,300
6/30/16	$1,006,538	$1,022,137	$1,005,285
7/31/16	$1,007,431	$1,028,599	$1,004,712
8/31/16	$1,009,150	$1,027,423	$1,003,045
9/30/16	$1,013,838	$1,026,821	$1,004,208
10/31/16	$1,013,058	$1,018,967	$1,003,535
11/30/16	$1,008,497	$994,865	$999,551
12/31/16	$1,012,360	$996,268	$999,851
1/31/17	$1,014,756	$998,223	$1,001,111
2/28/17	$1,017,833	$1,004,932	$1,002,132
3/31/17	$1,017,883	$1,004,405	$1,002,453
4/30/17	$1,019,849	$1,012,156	$1,003,846
5/31/17	$1,021,584	$1,019,947	$1,005,011
6/30/17	$1,022,321	$1,018,920	$1,004,207
7/31/17	$1,026,174	$1,023,305	$1,006,346
8/31/17	$1,030,065	$1,032,484	$1,008,248
9/30/17	$1,030,747	$1,027,566	$1,006,594
10/31/17	$1,030,365	$1,028,161	$1,005,980
11/30/17	$1,027,777	$1,026,841	$1,003,948
12/31/17	$1,028,422	$1,031,554	$1,004,068
1/31/18	$1,024,673	$1,019,674	$1,001,187
2/28/18	$1,023,255	$1,010,008	$1,000,806
3/31/18	$1,023,040	$1,016,485	$1,002,768
4/30/18	$1,020,939	$1,008,925	$1,001,214
5/31/18	$1,024,403	$1,016,126	$1,004,838
6/30/18	$1,024,705	$1,014,876	$1,004,989
7/31/18	$1,026,050	$1,015,117	$1,004,938
8/31/18	$1,029,791	$1,021,649	$1,008,134
9/30/18	$1,028,908	$1,015,070	$1,006,945
10/31/18	$1,027,160	$1,007,049	$1,008,475
11/30/18	$1,027,999	$1,013,060	$1,011,974
12/31/18	$1,030,565	$1,031,671	$1,019,969
1/31/19	$1,037,920	$1,042,627	$1,022,713
2/28/19	$1,040,961	$1,042,023	$1,023,746
3/31/19	$1,045,333	$1,062,032	$1,030,001
4/30/19	$1,047,655	$1,062,304	$1,032,092
5/31/19	$1,054,664	$1,081,161	$1,039,420
6/30/19	$1,060,597	$1,094,739	$1,044,814
7/31/19	$1,058,385	$1,097,147	$1,043,581
8/31/19	$1,069,258	$1,125,576	$1,052,003
9/30/19	$1,070,019	$1,119,581	$1,050,835
10/31/19	$1,072,835	$1,122,953	$1,054,293
11/30/19	$1,071,299	$1,122,381	$1,053,955
12/31/19	$1,073,281	$1,121,599	$1,056,189
1/31/20	$1,082,674	$1,143,184	$1,061,904
2/29/20	$1,086,203	$1,163,759	$1,071,153
3/31/20	$1,075,590	$1,156,911	$1,085,849
4/30/20	$1,085,941	$1,177,476	$1,086,305
5/31/20	$1,090,357	$1,182,959	$1,087,011
6/30/20	$1,095,152	$1,190,410	$1,087,294
7/31/20	$1,099,401	$1,208,191	$1,088,392
8/31/20	$1,102,383	$1,198,439	$1,088,131
9/30/20	$1,100,879	$1,197,782	$1,088,424
10/31/20	$1,101,620	$1,192,434	$1,087,967
11/30/20	$1,105,723	$1,204,134	$1,088,468
12/31/20	$1,107,557	$1,205,794	$1,088,968
1/31/21	$1,108,102	$1,197,148	$1,089,132
2/28/21	$1,107,610	$1,179,861	$1,088,260
3/31/21	$1,105,926	$1,165,128	$1,088,467
4/30/21	$1,107,710	$1,174,333	$1,088,957
5/31/21	$1,109,398	$1,178,169	$1,089,785
6/30/21	$1,107,738	$1,186,447	$1,088,095
7/31/21	$1,108,379	$1,199,713	$1,089,902
8/31/21	$1,107,823	$1,197,429	$1,089,815
9/30/21	$1,107,345	$1,187,061	$1,088,725
10/31/21	$1,102,326	$1,186,734	$1,085,415
11/30/21	$1,099,612	$1,190,245	$1,085,621
12/31/21	$1,099,266	$1,187,200	$1,082,929
1/31/22	$1,089,653	$1,161,622	$1,075,836
2/28/22	$1,081,326	$1,148,663	$1,071,812
3/31/22	$1,062,682	$1,116,751	$1,057,546
4/30/22	$1,053,319	$1,074,373	$1,052,523
5/31/22	$1,056,627	$1,081,300	$1,058,343
6/30/22	$1,045,078	$1,064,336	$1,052,226
7/31/22	$1,052,160	$1,090,343	$1,055,751
8/31/22	$1,044,516	$1,059,533	$1,048,150
9/30/22	$1,028,964	$1,013,755	$1,035,803
10/31/22	$1,023,834	$1,000,624	$1,034,777
11/30/22	$1,035,261	$1,037,423	$1,041,286
12/31/22	$1,036,938	$1,032,743	$1,043,420
1/31/23	$1,049,822	$1,064,515	$1,050,568
2/28/23	$1,040,458	$1,036,991	$1,042,983
3/31/23	$1,054,139	$1,063,333	$1,059,618
4/30/23	$1,055,715	$1,069,778	$1,062,363
5/31/23	$1,051,632	$1,058,130	$1,058,698
6/30/23	$1,046,214	$1,054,356	$1,053,563
7/31/23	$1,052,415	$1,053,621	$1,057,314
8/31/23	$1,057,828	$1,046,891	$1,061,469
9/30/23	$1,057,165	$1,020,288	$1,061,373
10/31/23	$1,059,999	$1,004,186	$1,064,961
11/30/23	$1,073,801	$1,049,662	$1,075,759
12/31/23	$1,088,633	$1,089,842	$1,087,819
1/31/24	$1,094,819	$1,086,849	$1,092,007
2/29/24	$1,091,272	$1,071,494	$1,087,508
3/31/24	$1,095,368	$1,081,388	$1,091,042
4/30/24	$1,091,057	$1,054,074	$1,087,507
5/31/24	$1,100,366	$1,071,944	$1,094,978
6/30/24	$1,105,740	$1,082,092	$1,101,296
7/31/24	$1,118,906	$1,107,367	$1,113,895
8/31/24	$1,128,440	$1,123,279	$1,123,887
9/30/24	$1,138,945	$1,138,319	$1,132,923
10/31/24	$1,131,191	$1,110,090	$1,126,284
11/30/24	$1,137,126	$1,121,827	$1,129,584
12/31/24	$1,141,718	$1,103,468	$1,132,250
1/31/25	$1,147,672	$1,109,322	$1,137,141
2/28/25	$1,157,086	$1,133,729	$1,144,931
3/31/25	$1,160,334	$1,134,155	$1,150,266
4/30/25	$1,167,476	$1,138,613	$1,159,319
5/31/25	$1,164,640	$1,130,460	$1,156,861
6/30/25	$1,172,956	$1,147,843	$1,163,802
7/31/25	$1,172,552	$1,144,815	$1,163,208
8/31/25	$1,183,977	$1,158,507	$1,173,212
9/30/25	$1,187,455	$1,171,145	$1,176,802
10/31/25	$1,192,610	$1,178,462	$1,180,756
11/30/25	$1,195,953	$1,185,785	$1,186,164
12/31/25	$1,200,895	$1,184,031	$1,189,948
1/31/26	$1,205,521	$1,185,295	$1,192,435
2/28/26	$1,209,990	$1,204,706	$1,198,695
3/31/26	$1,200,288	$1,183,475	$1,193,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.44%	1.65%	1.84%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 328,582,000
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 809,000
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$328,582
# of Portfolio Holdings	512
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$809
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	27.6%
Corporate Bonds & Notes	11.2%
Asset-Backed Securities	8.3%
Non-Agency Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.6%
Sovereign Issues	0.4%
Short-Term Instruments	80.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(36.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114212
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Class A
Trading Symbol	PAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,793	$10,038	$10,002
5/31/16	$9,810	$10,041	$10,004
6/30/16	$9,808	$10,221	$10,006
7/31/16	$9,815	$10,286	$10,009
8/31/16	$9,833	$10,274	$10,011
9/30/16	$9,843	$10,268	$10,013
10/31/16	$9,870	$10,190	$10,016
11/30/16	$9,878	$9,949	$10,019
12/31/16	$9,890	$9,963	$10,022
1/31/17	$9,909	$9,982	$10,025
2/28/17	$9,918	$10,049	$10,029
3/31/17	$9,927	$10,044	$10,034
4/30/17	$9,936	$10,122	$10,039
5/31/17	$9,946	$10,199	$10,045
6/30/17	$9,966	$10,189	$10,052
7/31/17	$9,976	$10,233	$10,060
8/31/17	$9,986	$10,325	$10,069
9/30/17	$10,007	$10,276	$10,078
10/31/17	$10,027	$10,282	$10,087
11/30/17	$10,038	$10,268	$10,096
12/31/17	$10,044	$10,316	$10,106
1/31/18	$10,065	$10,197	$10,117
2/28/18	$10,078	$10,100	$10,128
3/31/18	$10,082	$10,165	$10,141
4/30/18	$10,106	$10,089	$10,155
5/31/18	$10,112	$10,161	$10,170
6/30/18	$10,130	$10,149	$10,185
7/31/18	$10,156	$10,151	$10,202
8/31/18	$10,175	$10,216	$10,219
9/30/18	$10,201	$10,151	$10,236
10/31/18	$10,209	$10,070	$10,255
11/30/18	$10,208	$10,131	$10,274
12/31/18	$10,207	$10,317	$10,294
1/31/19	$10,238	$10,426	$10,315
2/28/19	$10,268	$10,420	$10,334
3/31/19	$10,280	$10,620	$10,356
4/30/19	$10,301	$10,623	$10,377
5/31/19	$10,314	$10,812	$10,398
6/30/19	$10,333	$10,947	$10,419
7/31/19	$10,364	$10,971	$10,440
8/31/19	$10,385	$11,256	$10,460
9/30/19	$10,402	$11,196	$10,478
10/31/19	$10,420	$11,230	$10,496
11/30/19	$10,436	$11,224	$10,511
12/31/19	$10,442	$11,216	$10,526
1/31/20	$10,478	$11,432	$10,540
2/29/20	$10,491	$11,638	$10,554
3/31/20	$10,230	$11,569	$10,567
4/30/20	$10,366	$11,775	$10,576
5/31/20	$10,428	$11,830	$10,580
6/30/20	$10,487	$11,904	$10,581
7/31/20	$10,502	$12,082	$10,582
8/31/20	$10,515	$11,984	$10,584
9/30/20	$10,517	$11,978	$10,585
10/31/20	$10,519	$11,924	$10,586
11/30/20	$10,519	$12,041	$10,586
12/31/20	$10,530	$12,058	$10,587
1/31/21	$10,531	$11,971	$10,588
2/28/21	$10,531	$11,799	$10,589
3/31/21	$10,520	$11,651	$10,589
4/30/21	$10,521	$11,743	$10,590
5/31/21	$10,521	$11,782	$10,590
6/30/21	$10,521	$11,864	$10,590
7/31/21	$10,511	$11,997	$10,590
8/31/21	$10,511	$11,974	$10,590
9/30/21	$10,511	$11,871	$10,591
10/31/21	$10,502	$11,867	$10,591
11/30/21	$10,492	$11,902	$10,592
12/31/21	$10,484	$11,872	$10,592
1/31/22	$10,475	$11,616	$10,593
2/28/22	$10,446	$11,487	$10,593
3/31/22	$10,407	$11,168	$10,595
4/30/22	$10,381	$10,744	$10,598
5/31/22	$10,388	$10,813	$10,603
6/30/22	$10,345	$10,643	$10,610
7/31/22	$10,358	$10,903	$10,621
8/31/22	$10,394	$10,595	$10,637
9/30/22	$10,412	$10,138	$10,658
10/31/22	$10,410	$10,006	$10,684
11/30/22	$10,445	$10,374	$10,715
12/31/22	$10,509	$10,327	$10,751
1/31/23	$10,548	$10,645	$10,791
2/28/23	$10,602	$10,370	$10,829
3/31/23	$10,609	$10,633	$10,872
4/30/23	$10,655	$10,698	$10,915
5/31/23	$10,707	$10,581	$10,961
6/30/23	$10,762	$10,544	$11,008
7/31/23	$10,825	$10,536	$11,058
8/31/23	$10,869	$10,469	$11,110
9/30/23	$10,926	$10,203	$11,160
10/31/23	$10,971	$10,042	$11,212
11/30/23	$11,017	$10,497	$11,264
12/31/23	$11,069	$10,898	$11,317
1/31/24	$11,136	$10,868	$11,369
2/29/24	$11,181	$10,715	$11,419
3/31/24	$11,238	$10,814	$11,472
4/30/24	$11,296	$10,541	$11,523
5/31/24	$11,346	$10,719	$11,577
6/30/24	$11,390	$10,821	$11,629
7/31/24	$11,437	$11,074	$11,683
8/31/24	$11,498	$11,233	$11,737
9/30/24	$11,540	$11,383	$11,788
10/31/24	$11,584	$11,101	$11,839
11/30/24	$11,628	$11,218	$11,886
12/31/24	$11,673	$11,035	$11,933
1/31/25	$11,716	$11,093	$11,979
2/28/25	$11,755	$11,337	$12,020
3/31/25	$11,795	$11,342	$12,064
4/30/25	$11,836	$11,386	$12,108
5/31/25	$11,890	$11,305	$12,153
6/30/25	$11,929	$11,478	$12,196
7/31/25	$11,983	$11,448	$12,242
8/31/25	$12,025	$11,585	$12,287
9/30/25	$12,064	$11,711	$12,331
10/31/25	$12,118	$11,785	$12,375
11/30/25	$12,153	$11,858	$12,416
12/31/25	$12,204	$11,840	$12,457
1/31/26	$12,249	$11,853	$12,498
2/28/26	$12,281	$12,047	$12,534
3/31/26	$12,315	$11,835	$12,573

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.41%	3.20%	2.34%
Class A (including sales charge)	4.41%	3.20%	2.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,195,375,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 4,131,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114210
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Administrative Class
Trading Symbol	PAIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,001,886	$1,003,838	$1,000,236
5/31/16	$1,003,712	$1,004,096	$1,000,448
6/30/16	$1,003,591	$1,022,137	$1,000,648
7/31/16	$1,004,460	$1,028,599	$1,000,870
8/31/16	$1,006,362	$1,027,423	$1,001,109
9/30/16	$1,007,441	$1,026,821	$1,001,348
10/31/16	$1,010,289	$1,018,967	$1,001,600
11/30/16	$1,011,224	$994,865	$1,001,858
12/31/16	$1,012,511	$996,268	$1,002,169
1/31/17	$1,014,587	$998,223	$1,002,542
2/28/17	$1,015,587	$1,004,932	$1,002,934
3/31/17	$1,016,629	$1,004,405	$1,003,383
4/30/17	$1,017,636	$1,012,156	$1,003,893
5/31/17	$1,018,690	$1,019,947	$1,004,501
6/30/17	$1,020,830	$1,018,920	$1,005,212
7/31/17	$1,021,840	$1,023,305	$1,006,022
8/31/17	$1,022,921	$1,032,484	$1,006,911
9/30/17	$1,025,097	$1,027,566	$1,007,779
10/31/17	$1,027,242	$1,028,161	$1,008,689
11/30/17	$1,028,415	$1,026,841	$1,009,590
12/31/17	$1,029,204	$1,031,554	$1,010,600
1/31/18	$1,031,445	$1,019,674	$1,011,712
2/28/18	$1,032,759	$1,010,008	$1,012,801
3/31/18	$1,033,128	$1,016,485	$1,014,122
4/30/18	$1,035,762	$1,008,925	$1,015,490
5/31/18	$1,036,376	$1,016,126	$1,017,006
6/30/18	$1,038,200	$1,014,876	$1,018,545
7/31/18	$1,040,920	$1,015,117	$1,020,197
8/31/18	$1,042,989	$1,021,649	$1,021,917
9/30/18	$1,045,730	$1,015,070	$1,023,638
10/31/18	$1,046,562	$1,007,049	$1,025,501
11/30/18	$1,046,588	$1,013,060	$1,027,392
12/31/18	$1,046,595	$1,031,671	$1,029,427
1/31/19	$1,049,696	$1,042,627	$1,031,517
2/28/19	$1,052,915	$1,042,023	$1,033,428
3/31/19	$1,054,206	$1,062,032	$1,035,570
4/30/19	$1,056,473	$1,062,304	$1,037,655
5/31/19	$1,057,796	$1,081,161	$1,039,823
6/30/19	$1,059,829	$1,094,739	$1,041,922
7/31/19	$1,063,052	$1,097,147	$1,044,004
8/31/19	$1,065,276	$1,125,576	$1,045,988
9/30/19	$1,067,097	$1,119,581	$1,047,783
10/31/19	$1,068,995	$1,122,953	$1,049,557
11/30/19	$1,070,780	$1,122,381	$1,051,120
12/31/19	$1,071,430	$1,121,599	$1,052,617
1/31/20	$1,075,178	$1,143,184	$1,054,034
2/29/20	$1,076,646	$1,163,759	$1,055,366
3/31/20	$1,049,968	$1,156,911	$1,056,698
4/30/20	$1,063,991	$1,177,476	$1,057,565
5/31/20	$1,070,419	$1,182,959	$1,058,021
6/30/20	$1,076,581	$1,190,410	$1,058,126
7/31/20	$1,078,239	$1,208,191	$1,058,246
8/31/20	$1,079,654	$1,198,439	$1,058,364
9/30/20	$1,079,974	$1,197,782	$1,058,466
10/31/20	$1,080,222	$1,192,434	$1,058,557
11/30/20	$1,080,375	$1,204,134	$1,058,644
12/31/20	$1,081,603	$1,205,794	$1,058,726
1/31/21	$1,081,697	$1,197,148	$1,058,803
2/28/21	$1,081,797	$1,179,861	$1,058,863
3/31/21	$1,080,798	$1,165,128	$1,058,917
4/30/21	$1,080,946	$1,174,333	$1,058,953
5/31/21	$1,081,066	$1,178,169	$1,058,978
6/30/21	$1,081,178	$1,186,447	$1,058,993
7/31/21	$1,080,175	$1,199,713	$1,059,017
8/31/21	$1,080,250	$1,197,429	$1,059,050
9/30/21	$1,080,399	$1,187,061	$1,059,090
10/31/21	$1,079,504	$1,186,734	$1,059,128
11/30/21	$1,078,648	$1,190,245	$1,059,168
12/31/21	$1,077,875	$1,187,200	$1,059,213
1/31/22	$1,077,039	$1,161,622	$1,059,262
2/28/22	$1,074,142	$1,148,663	$1,059,342
3/31/22	$1,070,231	$1,116,751	$1,059,510
4/30/22	$1,067,614	$1,074,373	$1,059,810
5/31/22	$1,068,411	$1,081,300	$1,060,322
6/30/22	$1,064,105	$1,064,336	$1,061,038
7/31/22	$1,065,559	$1,090,343	$1,062,138
8/31/22	$1,069,259	$1,059,533	$1,063,718
9/30/22	$1,071,174	$1,013,755	$1,065,801
10/31/22	$1,071,033	$1,000,624	$1,068,441
11/30/22	$1,074,625	$1,037,423	$1,071,503
12/31/22	$1,081,151	$1,032,743	$1,075,120
1/31/23	$1,085,238	$1,064,515	$1,079,088
2/28/23	$1,090,776	$1,036,991	$1,082,852
3/31/23	$1,091,485	$1,063,333	$1,087,181
4/30/23	$1,096,269	$1,069,778	$1,091,508
5/31/23	$1,101,577	$1,058,130	$1,096,127
6/30/23	$1,107,286	$1,054,356	$1,100,795
7/31/23	$1,113,720	$1,053,621	$1,105,810
8/31/23	$1,118,339	$1,046,891	$1,110,952
9/30/23	$1,124,231	$1,020,288	$1,115,968
10/31/23	$1,128,891	$1,004,186	$1,121,225
11/30/23	$1,133,638	$1,049,662	$1,126,351
12/31/23	$1,139,016	$1,089,842	$1,131,651
1/31/24	$1,145,997	$1,086,849	$1,136,937
2/29/24	$1,150,640	$1,071,494	$1,141,875
3/31/24	$1,156,637	$1,081,388	$1,147,166
4/30/24	$1,162,634	$1,054,074	$1,152,316
5/31/24	$1,167,917	$1,071,944	$1,157,671
6/30/24	$1,172,480	$1,082,092	$1,162,881
7/31/24	$1,177,461	$1,107,367	$1,168,289
8/31/24	$1,183,834	$1,123,279	$1,173,677
9/30/24	$1,188,234	$1,138,319	$1,178,821
10/31/24	$1,192,917	$1,110,090	$1,183,909
11/30/24	$1,197,553	$1,121,827	$1,188,615
12/31/24	$1,202,239	$1,103,468	$1,193,288
1/31/25	$1,206,809	$1,109,322	$1,197,880
2/28/25	$1,210,932	$1,133,729	$1,201,961
3/31/25	$1,215,142	$1,134,155	$1,206,431
4/30/25	$1,219,423	$1,138,613	$1,210,763
5/31/25	$1,225,123	$1,130,460	$1,215,253
6/30/25	$1,229,249	$1,147,843	$1,219,629
7/31/25	$1,234,882	$1,144,815	$1,224,166
8/31/25	$1,239,312	$1,158,507	$1,228,739
9/30/25	$1,243,438	$1,171,145	$1,233,109
10/31/25	$1,249,133	$1,178,462	$1,237,519
11/30/25	$1,252,874	$1,185,785	$1,241,620
12/31/25	$1,258,174	$1,184,031	$1,245,747
1/31/26	$1,262,911	$1,185,295	$1,249,776
2/28/26	$1,266,303	$1,204,706	$1,253,375
3/31/26	$1,269,955	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.51%	3.28%	2.42%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,195,375,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 4,131,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114208
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Institutional Class
Trading Symbol	PAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,099	$1,003,838	$1,000,236
5/31/16	$1,004,132	$1,004,096	$1,000,448
6/30/16	$1,004,219	$1,022,137	$1,000,648
7/31/16	$1,005,303	$1,028,599	$1,000,870
8/31/16	$1,007,420	$1,027,423	$1,001,109
9/30/16	$1,008,722	$1,026,821	$1,001,348
10/31/16	$1,011,777	$1,018,967	$1,001,600
11/30/16	$1,012,921	$994,865	$1,001,858
12/31/16	$1,014,439	$996,268	$1,002,169
1/31/17	$1,016,672	$998,223	$1,002,542
2/28/17	$1,017,853	$1,004,932	$1,002,934
3/31/17	$1,019,137	$1,004,405	$1,003,383
4/30/17	$1,020,368	$1,012,156	$1,003,893
5/31/17	$1,021,670	$1,019,947	$1,004,501
6/30/17	$1,024,064	$1,018,920	$1,005,212
7/31/17	$1,025,326	$1,023,305	$1,006,022
8/31/17	$1,026,703	$1,032,484	$1,006,911
9/30/17	$1,029,132	$1,027,566	$1,007,779
10/31/17	$1,031,497	$1,028,161	$1,008,689
11/30/17	$1,032,903	$1,026,841	$1,009,590
12/31/17	$1,033,916	$1,031,554	$1,010,600
1/31/18	$1,036,387	$1,019,674	$1,011,712
2/28/18	$1,037,913	$1,010,008	$1,012,801
3/31/18	$1,038,657	$1,016,485	$1,014,122
4/30/18	$1,041,481	$1,008,925	$1,015,490
5/31/18	$1,042,390	$1,016,126	$1,017,006
6/30/18	$1,044,499	$1,014,876	$1,018,545
7/31/18	$1,047,517	$1,015,117	$1,020,197
8/31/18	$1,049,818	$1,021,649	$1,021,917
9/30/18	$1,052,775	$1,015,070	$1,023,638
10/31/18	$1,053,896	$1,007,049	$1,025,501
11/30/18	$1,054,154	$1,013,060	$1,027,392
12/31/18	$1,054,381	$1,031,671	$1,029,427
1/31/19	$1,057,798	$1,042,627	$1,031,517
2/28/19	$1,061,266	$1,042,023	$1,033,428
3/31/19	$1,062,794	$1,062,032	$1,035,570
4/30/19	$1,065,295	$1,062,304	$1,037,655
5/31/19	$1,066,887	$1,081,161	$1,039,823
6/30/19	$1,069,144	$1,094,739	$1,041,922
7/31/19	$1,072,633	$1,097,147	$1,044,004
8/31/19	$1,075,114	$1,125,576	$1,045,988
9/30/19	$1,077,181	$1,119,581	$1,047,783
10/31/19	$1,079,327	$1,122,953	$1,049,557
11/30/19	$1,081,362	$1,122,381	$1,051,120
12/31/19	$1,082,250	$1,121,599	$1,052,617
1/31/20	$1,086,321	$1,143,184	$1,054,034
2/29/20	$1,087,981	$1,163,759	$1,055,366
3/31/20	$1,061,247	$1,156,911	$1,056,698
4/30/20	$1,075,642	$1,177,476	$1,057,565
5/31/20	$1,082,369	$1,182,959	$1,058,021
6/30/20	$1,088,824	$1,190,410	$1,058,126
7/31/20	$1,090,747	$1,208,191	$1,058,246
8/31/20	$1,092,397	$1,198,439	$1,058,364
9/30/20	$1,092,930	$1,197,782	$1,058,466
10/31/20	$1,093,424	$1,192,434	$1,058,557
11/30/20	$1,093,801	$1,204,134	$1,058,644
12/31/20	$1,095,306	$1,205,794	$1,058,726
1/31/21	$1,095,617	$1,197,148	$1,058,803
2/28/21	$1,095,935	$1,179,861	$1,058,863
3/31/21	$1,095,162	$1,165,128	$1,058,917
4/30/21	$1,095,554	$1,174,333	$1,058,953
5/31/21	$1,095,895	$1,178,169	$1,058,978
6/30/21	$1,096,238	$1,186,447	$1,058,993
7/31/21	$1,095,461	$1,199,713	$1,059,017
8/31/21	$1,095,763	$1,197,429	$1,059,050
9/30/21	$1,096,141	$1,187,061	$1,059,090
10/31/21	$1,095,467	$1,186,734	$1,059,128
11/30/21	$1,094,826	$1,190,245	$1,059,168
12/31/21	$1,094,290	$1,187,200	$1,059,213
1/31/22	$1,093,661	$1,161,622	$1,059,262
2/28/22	$1,090,931	$1,148,663	$1,059,342
3/31/22	$1,087,191	$1,116,751	$1,059,510
4/30/22	$1,084,766	$1,074,373	$1,059,810
5/31/22	$1,085,806	$1,081,300	$1,060,322
6/30/22	$1,081,655	$1,064,336	$1,061,038
7/31/22	$1,083,377	$1,090,343	$1,062,138
8/31/22	$1,087,389	$1,059,533	$1,063,718
9/30/22	$1,089,591	$1,013,755	$1,065,801
10/31/22	$1,089,679	$1,000,624	$1,068,441
11/30/22	$1,093,576	$1,037,423	$1,071,503
12/31/22	$1,100,523	$1,032,743	$1,075,120
1/31/23	$1,104,932	$1,064,515	$1,079,088
2/28/23	$1,110,812	$1,036,991	$1,082,852
3/31/23	$1,111,841	$1,063,333	$1,087,181
4/30/23	$1,116,964	$1,069,778	$1,091,508
5/31/23	$1,122,653	$1,058,130	$1,096,127
6/30/23	$1,128,755	$1,054,356	$1,100,795
7/31/23	$1,135,575	$1,053,621	$1,105,810
8/31/23	$1,140,572	$1,046,891	$1,110,952
9/30/23	$1,146,861	$1,020,288	$1,115,968
10/31/23	$1,151,904	$1,004,186	$1,121,225
11/30/23	$1,157,034	$1,049,662	$1,126,351
12/31/23	$1,162,825	$1,089,842	$1,131,651
1/31/24	$1,170,239	$1,086,849	$1,136,937
2/29/24	$1,175,257	$1,071,494	$1,141,875
3/31/24	$1,181,674	$1,081,388	$1,147,166
4/30/24	$1,188,062	$1,054,074	$1,152,316
5/31/24	$1,193,729	$1,071,944	$1,157,671
6/30/24	$1,198,622	$1,082,092	$1,162,881
7/31/24	$1,203,968	$1,107,367	$1,168,289
8/31/24	$1,210,754	$1,123,279	$1,173,677
9/30/24	$1,215,485	$1,138,319	$1,178,821
10/31/24	$1,220,526	$1,110,090	$1,183,909
11/30/24	$1,225,527	$1,121,827	$1,188,615
12/31/24	$1,230,584	$1,103,468	$1,193,288
1/31/25	$1,235,530	$1,109,322	$1,197,880
2/28/25	$1,239,988	$1,133,729	$1,201,961
3/31/25	$1,244,544	$1,134,155	$1,206,431
4/30/25	$1,249,183	$1,138,613	$1,210,763
5/31/25	$1,255,296	$1,130,460	$1,215,253
6/30/25	$1,259,771	$1,147,843	$1,219,629
7/31/25	$1,265,811	$1,144,815	$1,224,166
8/31/25	$1,270,631	$1,158,507	$1,228,739
9/30/25	$1,275,114	$1,171,145	$1,233,109
10/31/25	$1,281,242	$1,178,462	$1,237,519
11/30/25	$1,285,326	$1,185,785	$1,241,620
12/31/25	$1,291,055	$1,184,031	$1,245,747
1/31/26	$1,296,188	$1,185,295	$1,249,776
2/28/26	$1,299,918	$1,204,706	$1,253,375
3/31/26	$1,303,932	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.77%	3.55%	2.69%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,195,375,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 4,131,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114209
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	I-2
Trading Symbol	PAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,014	$1,003,838	$1,000,236
5/31/16	$1,003,964	$1,004,096	$1,000,448
6/30/16	$1,003,969	$1,022,137	$1,000,648
7/31/16	$1,004,966	$1,028,599	$1,000,870
8/31/16	$1,006,998	$1,027,423	$1,001,109
9/30/16	$1,008,210	$1,026,821	$1,001,348
10/31/16	$1,011,180	$1,018,967	$1,001,600
11/30/16	$1,012,238	$994,865	$1,001,858
12/31/16	$1,013,665	$996,268	$1,002,169
1/31/17	$1,015,816	$998,223	$1,002,542
2/28/17	$1,016,916	$1,004,932	$1,002,934
3/31/17	$1,018,108	$1,004,405	$1,003,383
4/30/17	$1,019,261	$1,012,156	$1,003,893
5/31/17	$1,020,475	$1,019,947	$1,004,501
6/30/17	$1,022,777	$1,018,920	$1,005,212
7/31/17	$1,023,956	$1,023,305	$1,006,022
8/31/17	$1,025,244	$1,032,484	$1,006,911
9/30/17	$1,027,581	$1,027,566	$1,007,779
10/31/17	$1,029,859	$1,028,161	$1,008,689
11/30/17	$1,031,178	$1,026,841	$1,009,590
12/31/17	$1,032,099	$1,031,554	$1,010,600
1/31/18	$1,034,480	$1,019,674	$1,011,712
2/28/18	$1,035,923	$1,010,008	$1,012,801
3/31/18	$1,036,575	$1,016,485	$1,014,122
4/30/18	$1,039,311	$1,008,925	$1,015,490
5/31/18	$1,040,130	$1,016,126	$1,017,006
6/30/18	$1,042,146	$1,014,876	$1,018,545
7/31/18	$1,045,072	$1,015,117	$1,020,197
8/31/18	$1,047,270	$1,021,649	$1,021,917
9/30/18	$1,050,142	$1,015,070	$1,023,638
10/31/18	$1,051,172	$1,007,049	$1,025,501
11/30/18	$1,051,337	$1,013,060	$1,027,392
12/31/18	$1,051,477	$1,031,671	$1,029,427
1/31/19	$1,054,798	$1,042,627	$1,031,517
2/28/19	$1,058,175	$1,042,023	$1,033,428
3/31/19	$1,059,610	$1,062,032	$1,035,570
4/30/19	$1,062,016	$1,062,304	$1,037,655
5/31/19	$1,063,514	$1,081,161	$1,039,823
6/30/19	$1,065,683	$1,094,739	$1,041,922
7/31/19	$1,069,068	$1,097,147	$1,044,004
8/31/19	$1,071,444	$1,125,576	$1,045,988
9/30/19	$1,073,422	$1,119,581	$1,047,783
10/31/19	$1,075,469	$1,122,953	$1,049,557
11/30/19	$1,077,406	$1,122,381	$1,051,120
12/31/19	$1,078,199	$1,121,599	$1,052,617
1/31/20	$1,082,162	$1,143,184	$1,054,034
2/29/20	$1,083,732	$1,163,759	$1,055,366
3/31/20	$1,057,020	$1,156,911	$1,056,698
4/30/20	$1,071,270	$1,177,476	$1,057,565
5/31/20	$1,077,879	$1,182,959	$1,058,021
6/30/20	$1,084,218	$1,190,410	$1,058,126
7/31/20	$1,086,033	$1,208,191	$1,058,246
8/31/20	$1,087,590	$1,198,439	$1,058,364
9/30/20	$1,088,030	$1,197,782	$1,058,466
10/31/20	$1,088,427	$1,192,434	$1,058,557
11/30/20	$1,088,715	$1,204,134	$1,058,644
12/31/20	$1,090,112	$1,205,794	$1,058,726
1/31/21	$1,090,338	$1,197,148	$1,058,803
2/28/21	$1,090,570	$1,179,861	$1,058,863
3/31/21	$1,089,708	$1,165,128	$1,058,917
4/30/21	$1,090,002	$1,174,333	$1,058,953
5/31/21	$1,090,255	$1,178,169	$1,058,978
6/30/21	$1,090,506	$1,186,447	$1,058,993
7/31/21	$1,089,637	$1,199,713	$1,059,017
8/31/21	$1,089,848	$1,197,429	$1,059,050
9/30/21	$1,090,134	$1,187,061	$1,059,090
10/31/21	$1,089,372	$1,186,734	$1,059,128
11/30/21	$1,088,645	$1,190,245	$1,059,168
12/31/21	$1,088,015	$1,187,200	$1,059,213
1/31/22	$1,087,300	$1,161,622	$1,059,262
2/28/22	$1,084,504	$1,148,663	$1,059,342
3/31/22	$1,080,695	$1,116,751	$1,059,510
4/30/22	$1,078,193	$1,074,373	$1,059,810
5/31/22	$1,079,137	$1,081,300	$1,060,322
6/30/22	$1,074,922	$1,064,336	$1,061,038
7/31/22	$1,076,542	$1,090,343	$1,062,138
8/31/22	$1,080,439	$1,059,533	$1,063,718
9/30/22	$1,082,533	$1,013,755	$1,065,801
10/31/22	$1,082,534	$1,000,624	$1,068,441
11/30/22	$1,086,318	$1,037,423	$1,071,503
12/31/22	$1,093,120	$1,032,743	$1,075,120
1/31/23	$1,097,411	$1,064,515	$1,079,088
2/28/23	$1,103,164	$1,036,991	$1,082,852
3/31/23	$1,104,086	$1,063,333	$1,087,181
4/30/23	$1,109,089	$1,069,778	$1,091,508
5/31/23	$1,114,643	$1,058,130	$1,096,127
6/30/23	$1,120,603	$1,054,356	$1,100,795
7/31/23	$1,127,287	$1,053,621	$1,105,810
8/31/23	$1,132,151	$1,046,891	$1,110,952
9/30/23	$1,138,299	$1,020,288	$1,115,968
10/31/23	$1,143,212	$1,004,186	$1,121,225
11/30/23	$1,148,208	$1,049,662	$1,126,351
12/31/23	$1,153,855	$1,089,842	$1,131,651
1/31/24	$1,161,117	$1,086,849	$1,136,937
2/29/24	$1,166,003	$1,071,494	$1,141,875
3/31/24	$1,172,271	$1,081,388	$1,147,166
4/30/24	$1,178,511	$1,054,074	$1,152,316
5/31/24	$1,184,025	$1,071,944	$1,157,671
6/30/24	$1,188,787	$1,082,092	$1,162,881
7/31/24	$1,193,988	$1,107,367	$1,168,289
8/31/24	$1,200,610	$1,123,279	$1,173,677
9/30/24	$1,205,210	$1,138,319	$1,178,821
10/31/24	$1,210,114	$1,110,090	$1,183,909
11/30/24	$1,214,971	$1,121,827	$1,188,615
12/31/24	$1,219,882	$1,103,468	$1,193,288
1/31/25	$1,224,679	$1,109,322	$1,197,880
2/28/25	$1,229,004	$1,133,729	$1,201,961
3/31/25	$1,233,427	$1,134,155	$1,206,431
4/30/25	$1,237,922	$1,138,613	$1,210,763
5/31/25	$1,243,867	$1,130,460	$1,215,253
6/30/25	$1,248,205	$1,147,843	$1,219,629
7/31/25	$1,254,084	$1,144,815	$1,224,166
8/31/25	$1,258,748	$1,158,507	$1,228,739
9/30/25	$1,263,088	$1,171,145	$1,233,109
10/31/25	$1,269,044	$1,178,462	$1,237,519
11/30/25	$1,272,989	$1,185,785	$1,241,620
12/31/25	$1,278,551	$1,184,031	$1,245,747
1/31/26	$1,283,526	$1,185,295	$1,249,776
2/28/26	$1,287,121	$1,204,706	$1,253,375
3/31/26	$1,290,991	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.67%	3.45%	2.59%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,195,375,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 4,131,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000166287
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Class M
Trading Symbol	PAMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class M	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,071	$1,003,838	$1,000,236
5/31/16	$1,004,125	$1,004,096	$1,000,448
6/30/16	$1,004,228	$1,022,137	$1,000,648
7/31/16	$1,005,308	$1,028,599	$1,000,870
8/31/16	$1,007,431	$1,027,423	$1,001,109
9/30/16	$1,008,764	$1,026,821	$1,001,348
10/31/16	$1,011,809	$1,018,967	$1,001,600
11/30/16	$1,012,940	$994,865	$1,001,858
12/31/16	$1,014,456	$996,268	$1,002,169
1/31/17	$1,016,688	$998,223	$1,002,542
2/28/17	$1,017,850	$1,004,932	$1,002,934
3/31/17	$1,019,139	$1,004,405	$1,003,383
4/30/17	$1,020,355	$1,012,156	$1,003,893
5/31/17	$1,021,672	$1,019,947	$1,004,501
6/30/17	$1,024,075	$1,018,920	$1,005,212
7/31/17	$1,025,347	$1,023,305	$1,006,022
8/31/17	$1,026,742	$1,032,484	$1,006,911
9/30/17	$1,029,168	$1,027,566	$1,007,779
10/31/17	$1,031,529	$1,028,161	$1,008,689
11/30/17	$1,032,935	$1,026,841	$1,009,590
12/31/17	$1,033,955	$1,031,554	$1,010,600
1/31/18	$1,036,433	$1,019,674	$1,011,712
2/28/18	$1,037,965	$1,010,008	$1,012,801
3/31/18	$1,038,806	$1,016,485	$1,014,122
4/30/18	$1,041,631	$1,008,925	$1,015,490
5/31/18	$1,042,534	$1,016,126	$1,017,006
6/30/18	$1,044,643	$1,014,876	$1,018,545
7/31/18	$1,047,661	$1,015,117	$1,020,197
8/31/18	$1,049,963	$1,021,649	$1,021,917
9/30/18	$1,052,919	$1,015,070	$1,023,638
10/31/18	$1,054,041	$1,007,049	$1,025,501
11/30/18	$1,054,298	$1,013,060	$1,027,392
12/31/18	$1,054,525	$1,031,671	$1,029,427
1/31/19	$1,057,943	$1,042,627	$1,031,517
2/28/19	$1,061,411	$1,042,023	$1,033,428
3/31/19	$1,062,941	$1,062,032	$1,035,570
4/30/19	$1,065,441	$1,062,304	$1,037,655
5/31/19	$1,067,034	$1,081,161	$1,039,823
6/30/19	$1,069,291	$1,094,739	$1,041,922
7/31/19	$1,072,781	$1,097,147	$1,044,004
8/31/19	$1,075,262	$1,125,576	$1,045,988
9/30/19	$1,077,330	$1,119,581	$1,047,783
10/31/19	$1,079,476	$1,122,953	$1,049,557
11/30/19	$1,081,512	$1,122,381	$1,051,120
12/31/19	$1,082,399	$1,121,599	$1,052,617
1/31/20	$1,086,472	$1,143,184	$1,054,034
2/29/20	$1,088,131	$1,163,759	$1,055,366
3/31/20	$1,061,399	$1,156,911	$1,056,698
4/30/20	$1,075,795	$1,177,476	$1,057,565
5/31/20	$1,082,524	$1,182,959	$1,058,021
6/30/20	$1,088,979	$1,190,410	$1,058,126
7/31/20	$1,090,901	$1,208,191	$1,058,246
8/31/20	$1,092,551	$1,198,439	$1,058,364
9/30/20	$1,093,084	$1,197,782	$1,058,466
10/31/20	$1,093,578	$1,192,434	$1,058,557
11/30/20	$1,093,955	$1,204,134	$1,058,644
12/31/20	$1,095,461	$1,205,794	$1,058,726
1/31/21	$1,095,772	$1,197,148	$1,058,803
2/28/21	$1,096,089	$1,179,861	$1,058,863
3/31/21	$1,095,316	$1,165,128	$1,058,917
4/30/21	$1,095,709	$1,174,333	$1,058,953
5/31/21	$1,096,050	$1,178,169	$1,058,978
6/30/21	$1,096,393	$1,186,447	$1,058,993
7/31/21	$1,095,616	$1,199,713	$1,059,017
8/31/21	$1,095,918	$1,197,429	$1,059,050
9/30/21	$1,096,296	$1,187,061	$1,059,090
10/31/21	$1,095,624	$1,186,734	$1,059,128
11/30/21	$1,094,983	$1,190,245	$1,059,168
12/31/21	$1,094,448	$1,187,200	$1,059,213
1/31/22	$1,093,818	$1,161,622	$1,059,262
2/28/22	$1,091,087	$1,148,663	$1,059,342
3/31/22	$1,087,347	$1,116,751	$1,059,510
4/30/22	$1,084,922	$1,074,373	$1,059,810
5/31/22	$1,085,962	$1,081,300	$1,060,322
6/30/22	$1,081,810	$1,064,336	$1,061,038
7/31/22	$1,083,532	$1,090,343	$1,062,138
8/31/22	$1,087,546	$1,059,533	$1,063,718
9/30/22	$1,089,749	$1,013,755	$1,065,801
10/31/22	$1,089,837	$1,000,624	$1,068,441
11/30/22	$1,093,736	$1,037,423	$1,071,503
12/31/22	$1,100,684	$1,032,743	$1,075,120
1/31/23	$1,104,971	$1,064,515	$1,079,088
2/28/23	$1,107,869	$1,036,991	$1,082,852
3/31/23	$1,108,910	$1,063,333	$1,087,181
4/30/23	$1,114,015	$1,069,778	$1,091,508
5/31/23	$1,119,678	$1,058,130	$1,096,127
6/30/23	$1,125,743	$1,054,356	$1,100,795
7/31/23	$1,132,536	$1,053,621	$1,105,810
8/31/23	$1,137,511	$1,046,891	$1,110,952
9/30/23	$1,143,784	$1,020,288	$1,115,968
10/31/23	$1,148,806	$1,004,186	$1,121,225
11/30/23	$1,153,915	$1,049,662	$1,126,351
12/31/23	$1,159,679	$1,089,842	$1,131,651
1/31/24	$1,167,058	$1,086,849	$1,136,937
2/29/24	$1,172,060	$1,071,494	$1,141,875
3/31/24	$1,178,456	$1,081,388	$1,147,166
4/30/24	$1,184,824	$1,054,074	$1,152,316
5/31/24	$1,190,481	$1,071,944	$1,157,671
6/30/24	$1,195,361	$1,082,092	$1,162,881
7/31/24	$1,200,682	$1,107,367	$1,168,289
8/31/24	$1,207,455	$1,123,279	$1,173,677
9/30/24	$1,212,177	$1,138,319	$1,178,821
10/31/24	$1,217,222	$1,110,090	$1,183,909
11/30/24	$1,222,220	$1,121,827	$1,188,615
12/31/24	$1,227,273	$1,103,468	$1,193,288
1/31/25	$1,232,219	$1,109,322	$1,197,880
2/28/25	$1,236,682	$1,133,729	$1,201,961
3/31/25	$1,241,245	$1,134,155	$1,206,431
4/30/25	$1,245,898	$1,138,613	$1,210,763
5/31/25	$1,252,009	$1,130,460	$1,215,253
6/30/25	$1,256,491	$1,147,843	$1,219,629
7/31/25	$1,262,535	$1,144,815	$1,224,166
8/31/25	$1,267,360	$1,158,507	$1,228,739
9/30/25	$1,271,853	$1,171,145	$1,233,109
10/31/25	$1,278,000	$1,178,462	$1,237,519
11/30/25	$1,282,102	$1,185,785	$1,241,620
12/31/25	$1,287,842	$1,184,031	$1,245,747
1/31/26	$1,292,993	$1,185,295	$1,249,776
2/28/26	$1,296,752	$1,204,706	$1,253,375
3/31/26	$1,300,791	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class M	4.80%	3.50%	2.66%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,195,375,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 4,131,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200464
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	I-3
Trading Symbol	PANDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,001,960	$1,003,838	$1,000,236
5/31/16	$1,003,848	$1,004,096	$1,000,448
6/30/16	$1,003,795	$1,022,137	$1,000,648
7/31/16	$1,004,734	$1,028,599	$1,000,870
8/31/16	$1,006,705	$1,027,423	$1,001,109
9/30/16	$1,007,866	$1,026,821	$1,001,348
10/31/16	$1,010,773	$1,018,967	$1,001,600
11/30/16	$1,011,775	$994,865	$1,001,858
12/31/16	$1,013,145	$996,268	$1,002,169
1/31/17	$1,015,230	$998,223	$1,002,542
2/28/17	$1,016,276	$1,004,932	$1,002,934
3/31/17	$1,017,411	$1,004,405	$1,003,383
4/30/17	$1,018,499	$1,012,156	$1,003,893
5/31/17	$1,019,651	$1,019,947	$1,004,501
6/30/17	$1,021,897	$1,018,920	$1,005,212
7/31/17	$1,023,009	$1,023,305	$1,006,022
8/31/17	$1,024,236	$1,032,484	$1,006,911
9/30/17	$1,026,516	$1,027,566	$1,007,779
10/31/17	$1,028,726	$1,028,161	$1,008,689
11/30/17	$1,029,984	$1,026,841	$1,009,590
12/31/17	$1,030,847	$1,031,554	$1,010,600
1/31/18	$1,033,161	$1,019,674	$1,011,712
2/28/18	$1,034,548	$1,010,008	$1,012,801
3/31/18	$1,035,140	$1,016,485	$1,014,122
4/30/18	$1,037,822	$1,008,925	$1,015,490
5/31/18	$1,038,606	$1,016,126	$1,017,006
6/30/18	$1,040,580	$1,014,876	$1,018,545
7/31/18	$1,043,467	$1,015,117	$1,020,197
8/31/18	$1,045,615	$1,021,649	$1,021,917
9/30/18	$1,048,449	$1,015,070	$1,023,638
10/31/18	$1,049,434	$1,007,049	$1,025,501
11/30/18	$1,049,550	$1,013,060	$1,027,392
12/31/18	$1,049,648	$1,031,671	$1,029,427
1/31/19	$1,052,922	$1,042,627	$1,031,517
2/28/19	$1,056,264	$1,042,023	$1,033,428
3/31/19	$1,057,653	$1,062,032	$1,035,570
4/30/19	$1,060,012	$1,062,304	$1,037,655
5/31/19	$1,061,411	$1,081,161	$1,039,823
6/30/19	$1,063,537	$1,094,739	$1,041,922
7/31/19	$1,066,880	$1,097,147	$1,044,004
8/31/19	$1,069,207	$1,125,576	$1,045,988
9/30/19	$1,071,143	$1,119,581	$1,047,783
10/31/19	$1,073,143	$1,122,953	$1,049,557
11/30/19	$1,075,036	$1,122,381	$1,051,120
12/31/19	$1,075,782	$1,121,599	$1,052,617
1/31/20	$1,079,690	$1,143,184	$1,054,034
2/29/20	$1,081,225	$1,163,759	$1,055,366
3/31/20	$1,054,513	$1,156,911	$1,056,698
4/30/20	$1,068,693	$1,177,476	$1,057,565
5/31/20	$1,075,247	$1,182,959	$1,058,021
6/30/20	$1,081,527	$1,190,410	$1,058,126
7/31/20	$1,083,299	$1,208,191	$1,058,246
8/31/20	$1,084,808	$1,198,439	$1,058,364
9/30/20	$1,085,210	$1,197,782	$1,058,466
10/31/20	$1,085,544	$1,192,434	$1,058,557
11/30/20	$1,085,786	$1,204,134	$1,058,644
12/31/20	$1,087,128	$1,205,794	$1,058,726
1/31/21	$1,087,311	$1,197,148	$1,058,803
2/28/21	$1,087,499	$1,179,861	$1,058,863
3/31/21	$1,086,594	$1,165,128	$1,058,917
4/30/21	$1,086,839	$1,174,333	$1,058,953
5/31/21	$1,087,045	$1,178,169	$1,058,978
6/30/21	$1,087,250	$1,186,447	$1,058,993
7/31/21	$1,086,336	$1,199,713	$1,059,017
8/31/21	$1,086,500	$1,197,429	$1,059,050
9/30/21	$1,086,741	$1,187,061	$1,059,090
10/31/21	$1,085,936	$1,186,734	$1,059,128
11/30/21	$1,085,176	$1,190,245	$1,059,168
12/31/21	$1,084,499	$1,187,200	$1,059,213
1/31/22	$1,083,746	$1,161,622	$1,059,262
2/28/22	$1,080,920	$1,148,663	$1,059,342
3/31/22	$1,077,077	$1,116,751	$1,059,510
4/30/22	$1,074,538	$1,074,373	$1,059,810
5/31/22	$1,075,438	$1,081,300	$1,060,322
6/30/22	$1,071,182	$1,064,336	$1,061,038
7/31/22	$1,072,738	$1,090,343	$1,062,138
8/31/22	$1,076,580	$1,059,533	$1,063,718
9/30/22	$1,078,623	$1,013,755	$1,065,801
10/31/22	$1,078,581	$1,000,624	$1,068,441
11/30/22	$1,082,292	$1,037,423	$1,071,503
12/31/22	$1,089,037	$1,032,743	$1,075,120
1/31/23	$1,093,249	$1,064,515	$1,079,088
2/28/23	$1,098,955	$1,036,991	$1,082,852
3/31/23	$1,099,833	$1,063,333	$1,087,181
4/30/23	$1,104,765	$1,069,778	$1,091,508
5/31/23	$1,110,262	$1,058,130	$1,096,127
6/30/23	$1,116,164	$1,054,356	$1,100,795
7/31/23	$1,122,789	$1,053,621	$1,105,810
8/31/23	$1,127,598	$1,046,891	$1,110,952
9/30/23	$1,133,687	$1,020,288	$1,115,968
10/31/23	$1,138,544	$1,004,186	$1,121,225
11/30/23	$1,143,483	$1,049,662	$1,126,351
12/31/23	$1,149,067	$1,089,842	$1,131,651
1/31/24	$1,156,263	$1,086,849	$1,136,937
2/29/24	$1,161,091	$1,071,494	$1,141,875
3/31/24	$1,167,294	$1,081,388	$1,147,166
4/30/24	$1,173,471	$1,054,074	$1,152,316
5/31/24	$1,178,920	$1,071,944	$1,157,671
6/30/24	$1,183,626	$1,082,092	$1,162,881
7/31/24	$1,188,764	$1,107,367	$1,168,289
8/31/24	$1,195,318	$1,123,279	$1,173,677
9/30/24	$1,199,865	$1,138,319	$1,178,821
10/31/24	$1,204,705	$1,110,090	$1,183,909
11/30/24	$1,209,486	$1,121,827	$1,188,615
12/31/24	$1,214,330	$1,103,468	$1,193,288
1/31/25	$1,219,064	$1,109,322	$1,197,880
2/28/25	$1,223,331	$1,133,729	$1,201,961
3/31/25	$1,227,689	$1,134,155	$1,206,431
4/30/25	$1,232,132	$1,138,613	$1,210,763
5/31/25	$1,238,005	$1,130,460	$1,215,253
6/30/25	$1,242,279	$1,147,843	$1,219,629
7/31/25	$1,248,086	$1,144,815	$1,224,166
8/31/25	$1,252,681	$1,158,507	$1,228,739
9/30/25	$1,256,959	$1,171,145	$1,233,109
10/31/25	$1,262,840	$1,178,462	$1,237,519
11/30/25	$1,266,725	$1,185,785	$1,241,620
12/31/25	$1,272,213	$1,184,031	$1,245,747
1/31/26	$1,277,117	$1,185,295	$1,249,776
2/28/26	$1,280,649	$1,204,706	$1,253,375
3/31/26	$1,284,454	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.62%	3.40%	2.53%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,195,375,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 4,131,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026625
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class A
Trading Symbol	PSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,829	$10,038	$10,002
5/31/16	$9,892	$10,041	$10,004
6/30/16	$9,855	$10,221	$10,006
7/31/16	$9,890	$10,286	$10,009
8/31/16	$9,946	$10,274	$10,011
9/30/16	$9,959	$10,268	$10,013
10/31/16	$9,992	$10,190	$10,016
11/30/16	$10,017	$9,949	$10,019
12/31/16	$10,038	$9,963	$10,022
1/31/17	$10,057	$9,982	$10,025
2/28/17	$10,078	$10,049	$10,029
3/31/17	$10,090	$10,044	$10,034
4/30/17	$10,112	$10,122	$10,039
5/31/17	$10,115	$10,199	$10,045
6/30/17	$10,159	$10,189	$10,052
7/31/17	$10,161	$10,233	$10,060
8/31/17	$10,163	$10,325	$10,069
9/30/17	$10,206	$10,276	$10,078
10/31/17	$10,240	$10,282	$10,087
11/30/17	$10,265	$10,268	$10,096
12/31/17	$10,257	$10,316	$10,106
1/31/18	$10,269	$10,197	$10,117
2/28/18	$10,282	$10,100	$10,128
3/31/18	$10,277	$10,165	$10,141
4/30/18	$10,324	$10,089	$10,155
5/31/18	$10,332	$10,161	$10,170
6/30/18	$10,351	$10,149	$10,185
7/31/18	$10,379	$10,151	$10,202
8/31/18	$10,390	$10,216	$10,219
9/30/18	$10,428	$10,151	$10,236
10/31/18	$10,447	$10,070	$10,255
11/30/18	$10,436	$10,131	$10,274
12/31/18	$10,385	$10,317	$10,294
1/31/19	$10,436	$10,426	$10,315
2/28/19	$10,476	$10,420	$10,334
3/31/19	$10,489	$10,620	$10,356
4/30/19	$10,522	$10,623	$10,377
5/31/19	$10,524	$10,812	$10,398
6/30/19	$10,534	$10,947	$10,419
7/31/19	$10,587	$10,971	$10,440
8/31/19	$10,575	$11,256	$10,460
9/30/19	$10,604	$11,196	$10,478
10/31/19	$10,611	$11,230	$10,496
11/30/19	$10,629	$11,224	$10,511
12/31/19	$10,641	$11,216	$10,526
1/31/20	$10,712	$11,432	$10,540
2/29/20	$10,749	$11,638	$10,554
3/31/20	$10,412	$11,569	$10,567
4/30/20	$10,590	$11,775	$10,576
5/31/20	$10,679	$11,830	$10,580
6/30/20	$10,809	$11,904	$10,581
7/31/20	$10,828	$12,082	$10,582
8/31/20	$10,846	$11,984	$10,584
9/30/20	$10,874	$11,978	$10,585
10/31/20	$10,902	$11,924	$10,586
11/30/20	$10,884	$12,041	$10,586
12/31/20	$10,905	$12,058	$10,587
1/31/21	$10,931	$11,971	$10,588
2/28/21	$10,923	$11,799	$10,589
3/31/21	$10,927	$11,651	$10,589
4/30/21	$10,931	$11,743	$10,590
5/31/21	$10,935	$11,782	$10,590
6/30/21	$10,916	$11,864	$10,590
7/31/21	$10,908	$11,997	$10,590
8/31/21	$10,911	$11,974	$10,590
9/30/21	$10,925	$11,871	$10,591
10/31/21	$10,895	$11,867	$10,591
11/30/21	$10,876	$11,902	$10,592
12/31/21	$10,879	$11,872	$10,592
1/31/22	$10,871	$11,616	$10,593
2/28/22	$10,831	$11,487	$10,593
3/31/22	$10,757	$11,168	$10,595
4/30/22	$10,754	$10,744	$10,598
5/31/22	$10,741	$10,813	$10,603
6/30/22	$10,696	$10,643	$10,610
7/31/22	$10,688	$10,903	$10,621
8/31/22	$10,747	$10,595	$10,637
9/30/22	$10,753	$10,138	$10,658
10/31/22	$10,727	$10,006	$10,684
11/30/22	$10,751	$10,374	$10,715
12/31/22	$10,841	$10,327	$10,751
1/31/23	$10,891	$10,645	$10,791
2/28/23	$10,955	$10,370	$10,829
3/31/23	$10,944	$10,633	$10,872
4/30/23	$10,999	$10,698	$10,915
5/31/23	$11,062	$10,581	$10,961
6/30/23	$11,128	$10,544	$11,008
7/31/23	$11,192	$10,536	$11,058
8/31/23	$11,249	$10,469	$11,110
9/30/23	$11,319	$10,203	$11,160
10/31/23	$11,376	$10,042	$11,212
11/30/23	$11,412	$10,497	$11,264
12/31/23	$11,472	$10,898	$11,317
1/31/24	$11,542	$10,868	$11,369
2/29/24	$11,612	$10,715	$11,419
3/31/24	$11,673	$10,814	$11,472
4/30/24	$11,734	$10,541	$11,523
5/31/24	$11,800	$10,719	$11,577
6/30/24	$11,834	$10,821	$11,629
7/31/24	$11,884	$11,074	$11,683
8/31/24	$11,937	$11,233	$11,737
9/30/24	$11,983	$11,383	$11,788
10/31/24	$12,044	$11,101	$11,839
11/30/24	$12,104	$11,218	$11,886
12/31/24	$12,177	$11,035	$11,933
1/31/25	$12,238	$11,093	$11,979
2/28/25	$12,269	$11,337	$12,020
3/31/25	$12,302	$11,342	$12,064
4/30/25	$12,311	$11,386	$12,108
5/31/25	$12,386	$11,305	$12,153
6/30/25	$12,431	$11,478	$12,196
7/31/25	$12,505	$11,448	$12,242
8/31/25	$12,555	$11,585	$12,287
9/30/25	$12,601	$11,711	$12,331
10/31/25	$12,651	$11,785	$12,375
11/30/25	$12,692	$11,858	$12,416
12/31/25	$12,737	$11,840	$12,457
1/31/26	$12,790	$11,853	$12,498
2/28/26	$12,828	$12,047	$12,534
3/31/26	$12,843	$11,835	$12,573

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.40%	3.28%	2.77%
Class A (including sales charge)	2.05%	2.81%	2.53%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 10,409,461,000
Holdings Count | Holding	1,423
Advisory Fees Paid, Amount	$ 24,595,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026624
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Administrative Class
Trading Symbol	PSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,562	$1,003,838	$1,000,236
5/31/16	$1,011,961	$1,004,096	$1,000,448
6/30/16	$1,008,176	$1,022,137	$1,000,648
7/31/16	$1,011,810	$1,028,599	$1,000,870
8/31/16	$1,017,539	$1,027,423	$1,001,109
9/30/16	$1,018,779	$1,026,821	$1,001,348
10/31/16	$1,022,152	$1,018,967	$1,001,600
11/30/16	$1,024,749	$994,865	$1,001,858
12/31/16	$1,026,938	$996,268	$1,002,169
1/31/17	$1,028,857	$998,223	$1,002,542
2/28/17	$1,031,015	$1,004,932	$1,002,934
3/31/17	$1,032,270	$1,004,405	$1,003,383
4/30/17	$1,034,521	$1,012,156	$1,003,893
5/31/17	$1,034,740	$1,019,947	$1,004,501
6/30/17	$1,039,314	$1,018,920	$1,005,212
7/31/17	$1,039,464	$1,023,305	$1,006,022
8/31/17	$1,039,688	$1,032,484	$1,006,911
9/30/17	$1,044,099	$1,027,566	$1,007,779
10/31/17	$1,047,577	$1,028,161	$1,008,689
11/30/17	$1,050,154	$1,026,841	$1,009,590
12/31/17	$1,049,297	$1,031,554	$1,010,600
1/31/18	$1,050,524	$1,019,674	$1,011,712
2/28/18	$1,051,902	$1,010,008	$1,012,801
3/31/18	$1,051,394	$1,016,485	$1,014,122
4/30/18	$1,056,202	$1,008,925	$1,015,490
5/31/18	$1,057,031	$1,016,126	$1,017,006
6/30/18	$1,058,927	$1,014,876	$1,018,545
7/31/18	$1,061,815	$1,015,117	$1,020,197
8/31/18	$1,062,944	$1,021,649	$1,021,917
9/30/18	$1,066,822	$1,015,070	$1,023,638
10/31/18	$1,068,734	$1,007,049	$1,025,501
11/30/18	$1,067,654	$1,013,060	$1,027,392
12/31/18	$1,062,438	$1,031,671	$1,029,427
1/31/19	$1,067,586	$1,042,627	$1,031,517
2/28/19	$1,071,749	$1,042,023	$1,033,428
3/31/19	$1,073,046	$1,062,032	$1,035,570
4/30/19	$1,076,465	$1,062,304	$1,037,655
5/31/19	$1,076,669	$1,081,161	$1,039,823
6/30/19	$1,077,638	$1,094,739	$1,041,922
7/31/19	$1,083,066	$1,097,147	$1,044,004
8/31/19	$1,081,898	$1,125,576	$1,045,988
9/30/19	$1,084,812	$1,119,581	$1,047,783
10/31/19	$1,085,512	$1,122,953	$1,049,557
11/30/19	$1,087,384	$1,122,381	$1,051,120
12/31/19	$1,088,640	$1,121,599	$1,052,617
1/31/20	$1,095,913	$1,143,184	$1,054,034
2/29/20	$1,099,625	$1,163,759	$1,055,366
3/31/20	$1,065,204	$1,156,911	$1,056,698
4/30/20	$1,083,365	$1,177,476	$1,057,565
5/31/20	$1,092,476	$1,182,959	$1,058,021
6/30/20	$1,105,821	$1,190,410	$1,058,126
7/31/20	$1,107,765	$1,208,191	$1,058,246
8/31/20	$1,109,544	$1,198,439	$1,058,364
9/30/20	$1,112,448	$1,197,782	$1,058,466
10/31/20	$1,115,255	$1,192,434	$1,058,557
11/30/20	$1,113,486	$1,204,134	$1,058,644
12/31/20	$1,115,650	$1,205,794	$1,058,726
1/31/21	$1,118,218	$1,197,148	$1,058,803
2/28/21	$1,117,461	$1,179,861	$1,058,863
3/31/21	$1,117,865	$1,165,128	$1,058,917
4/30/21	$1,118,309	$1,174,333	$1,058,953
5/31/21	$1,118,668	$1,178,169	$1,058,978
6/30/21	$1,116,730	$1,186,447	$1,058,993
7/31/21	$1,115,904	$1,199,713	$1,059,017
8/31/21	$1,116,185	$1,197,429	$1,059,050
9/30/21	$1,117,633	$1,187,061	$1,059,090
10/31/21	$1,114,537	$1,186,734	$1,059,128
11/30/21	$1,112,589	$1,190,245	$1,059,168
12/31/21	$1,112,951	$1,187,200	$1,059,213
1/31/22	$1,112,119	$1,161,622	$1,059,262
2/28/22	$1,107,982	$1,148,663	$1,059,342
3/31/22	$1,100,503	$1,116,751	$1,059,510
4/30/22	$1,100,172	$1,074,373	$1,059,810
5/31/22	$1,098,828	$1,081,300	$1,060,322
6/30/22	$1,094,272	$1,064,336	$1,061,038
7/31/22	$1,093,392	$1,090,343	$1,062,138
8/31/22	$1,099,441	$1,059,533	$1,063,718
9/30/22	$1,100,080	$1,013,755	$1,065,801
10/31/22	$1,097,440	$1,000,624	$1,068,441
11/30/22	$1,099,888	$1,037,423	$1,071,503
12/31/22	$1,109,072	$1,032,743	$1,075,120
1/31/23	$1,114,175	$1,064,515	$1,079,088
2/28/23	$1,120,705	$1,036,991	$1,082,852
3/31/23	$1,119,566	$1,063,333	$1,087,181
4/30/23	$1,125,264	$1,069,778	$1,091,508
5/31/23	$1,131,632	$1,058,130	$1,096,127
6/30/23	$1,138,451	$1,054,356	$1,100,795
7/31/23	$1,144,977	$1,053,621	$1,105,810
8/31/23	$1,150,755	$1,046,891	$1,110,952
9/30/23	$1,157,918	$1,020,288	$1,115,968
10/31/23	$1,163,833	$1,004,186	$1,121,225
11/30/23	$1,167,428	$1,049,662	$1,126,351
12/31/23	$1,173,610	$1,089,842	$1,131,651
1/31/24	$1,180,744	$1,086,849	$1,136,937
2/29/24	$1,187,920	$1,071,494	$1,141,875
3/31/24	$1,194,133	$1,081,388	$1,147,166
4/30/24	$1,200,377	$1,054,074	$1,152,316
5/31/24	$1,207,125	$1,071,944	$1,157,671
6/30/24	$1,210,639	$1,082,092	$1,162,881
7/31/24	$1,215,763	$1,107,367	$1,168,289
8/31/24	$1,221,207	$1,123,279	$1,173,677
9/30/24	$1,225,911	$1,138,319	$1,178,821
10/31/24	$1,232,098	$1,110,090	$1,183,909
11/30/24	$1,238,304	$1,121,827	$1,188,615
12/31/24	$1,245,760	$1,103,468	$1,193,288
1/31/25	$1,251,936	$1,109,322	$1,197,880
2/28/25	$1,255,174	$1,133,729	$1,201,961
3/31/25	$1,258,491	$1,134,155	$1,206,431
4/30/25	$1,259,431	$1,138,613	$1,210,763
5/31/25	$1,267,096	$1,130,460	$1,215,253
6/30/25	$1,271,754	$1,147,843	$1,219,629
7/31/25	$1,279,293	$1,144,815	$1,224,166
8/31/25	$1,284,387	$1,158,507	$1,228,739
9/30/25	$1,289,054	$1,171,145	$1,233,109
10/31/25	$1,294,169	$1,178,462	$1,237,519
11/30/25	$1,298,419	$1,185,785	$1,241,620
12/31/25	$1,303,061	$1,184,031	$1,245,747
1/31/26	$1,308,412	$1,185,295	$1,249,776
2/28/26	$1,312,353	$1,204,706	$1,253,375
3/31/26	$1,313,852	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.40%	3.28%	2.77%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 10,409,461,000
Holdings Count | Holding	1,423
Advisory Fees Paid, Amount	$ 24,595,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026627
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class C
Trading Symbol	PFTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,053	$10,038	$10,002
5/31/16	$10,115	$10,041	$10,004
6/30/16	$10,074	$10,221	$10,006
7/31/16	$10,108	$10,286	$10,009
8/31/16	$10,163	$10,274	$10,011
9/30/16	$10,172	$10,268	$10,013
10/31/16	$10,204	$10,190	$10,016
11/30/16	$10,227	$9,949	$10,019
12/31/16	$10,246	$9,963	$10,022
1/31/17	$10,263	$9,982	$10,025
2/28/17	$10,282	$10,049	$10,029
3/31/17	$10,292	$10,044	$10,034
4/30/17	$10,312	$10,122	$10,039
5/31/17	$10,311	$10,199	$10,045
6/30/17	$10,354	$10,189	$10,052
7/31/17	$10,353	$10,233	$10,060
8/31/17	$10,353	$10,325	$10,069
9/30/17	$10,394	$10,276	$10,078
10/31/17	$10,426	$10,282	$10,087
11/30/17	$10,449	$10,268	$10,096
12/31/17	$10,438	$10,316	$10,106
1/31/18	$10,448	$10,197	$10,117
2/28/18	$10,459	$10,100	$10,128
3/31/18	$10,451	$10,165	$10,141
4/30/18	$10,496	$10,089	$10,155
5/31/18	$10,502	$10,161	$10,170
6/30/18	$10,518	$10,149	$10,185
7/31/18	$10,544	$10,151	$10,202
8/31/18	$10,552	$10,216	$10,219
9/30/18	$10,589	$10,151	$10,236
10/31/18	$10,605	$10,070	$10,255
11/30/18	$10,592	$10,131	$10,274
12/31/18	$10,537	$10,317	$10,294
1/31/19	$10,586	$10,426	$10,315
2/28/19	$10,625	$10,420	$10,334
3/31/19	$10,635	$10,620	$10,356
4/30/19	$10,666	$10,623	$10,377
5/31/19	$10,665	$10,812	$10,398
6/30/19	$10,672	$10,947	$10,419
7/31/19	$10,723	$10,971	$10,440
8/31/19	$10,709	$11,256	$10,460
9/30/19	$10,735	$11,196	$10,478
10/31/19	$10,740	$11,230	$10,496
11/30/19	$10,755	$11,224	$10,511
12/31/19	$10,765	$11,216	$10,526
1/31/20	$10,834	$11,432	$10,540
2/29/20	$10,868	$11,638	$10,554
3/31/20	$10,525	$11,569	$10,567
4/30/20	$10,702	$11,775	$10,576
5/31/20	$10,790	$11,830	$10,580
6/30/20	$10,919	$11,904	$10,581
7/31/20	$10,935	$12,082	$10,582
8/31/20	$10,950	$11,984	$10,584
9/30/20	$10,976	$11,978	$10,585
10/31/20	$11,001	$11,924	$10,586
11/30/20	$10,981	$12,041	$10,586
12/31/20	$10,999	$12,058	$10,587
1/31/21	$11,022	$11,971	$10,588
2/28/21	$11,012	$11,799	$10,589
3/31/21	$11,013	$11,651	$10,589
4/30/21	$11,014	$11,743	$10,590
5/31/21	$11,015	$11,782	$10,590
6/30/21	$10,993	$11,864	$10,590
7/31/21	$10,982	$11,997	$10,590
8/31/21	$10,982	$11,974	$10,590
9/30/21	$10,994	$11,871	$10,591
10/31/21	$10,961	$11,867	$10,591
11/30/21	$10,939	$11,902	$10,592
12/31/21	$10,939	$11,872	$10,592
1/31/22	$10,929	$11,616	$10,593
2/28/22	$10,885	$11,487	$10,593
3/31/22	$10,809	$11,168	$10,595
4/30/22	$10,803	$10,744	$10,598
5/31/22	$10,787	$10,813	$10,603
6/30/22	$10,740	$10,643	$10,610
7/31/22	$10,729	$10,903	$10,621
8/31/22	$10,785	$10,595	$10,637
9/30/22	$10,789	$10,138	$10,658
10/31/22	$10,760	$10,006	$10,684
11/30/22	$10,782	$10,374	$10,715
12/31/22	$10,869	$10,327	$10,751
1/31/23	$10,916	$10,645	$10,791
2/28/23	$10,978	$10,370	$10,829
3/31/23	$10,963	$10,633	$10,872
4/30/23	$11,017	$10,698	$10,915
5/31/23	$11,076	$10,581	$10,961
6/30/23	$11,140	$10,544	$11,008
7/31/23	$11,201	$10,536	$11,058
8/31/23	$11,255	$10,469	$11,110
9/30/23	$11,322	$10,203	$11,160
10/31/23	$11,377	$10,042	$11,212
11/30/23	$11,410	$10,497	$11,264
12/31/23	$11,467	$10,898	$11,317
1/31/24	$11,534	$10,868	$11,369
2/29/24	$11,601	$10,715	$11,419
3/31/24	$11,659	$10,814	$11,472
4/30/24	$11,717	$10,541	$11,523
5/31/24	$11,780	$10,719	$11,577
6/30/24	$11,811	$10,821	$11,629
7/31/24	$11,858	$11,074	$11,683
8/31/24	$11,908	$11,233	$11,737
9/30/24	$11,951	$11,383	$11,788
10/31/24	$12,009	$11,101	$11,839
11/30/24	$12,066	$11,218	$11,886
12/31/24	$12,136	$11,035	$11,933
1/31/25	$12,193	$11,093	$11,979
2/28/25	$12,221	$11,337	$12,020
3/31/25	$12,251	$11,342	$12,064
4/30/25	$12,257	$11,386	$12,108
5/31/25	$12,328	$11,305	$12,153
6/30/25	$12,371	$11,478	$12,196
7/31/25	$12,441	$11,448	$12,242
8/31/25	$12,487	$11,585	$12,287
9/30/25	$12,529	$11,711	$12,331
10/31/25	$12,576	$11,785	$12,375
11/30/25	$12,614	$11,858	$12,416
12/31/25	$12,656	$11,840	$12,457
1/31/26	$12,705	$11,853	$12,498
2/28/26	$12,740	$12,047	$12,534
3/31/26	$12,751	$11,835	$12,573

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.09%	2.98%	2.46%
Class C (including sales charge)	3.09%	2.98%	2.46%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 10,409,461,000
Holdings Count | Holding	1,423
Advisory Fees Paid, Amount	$ 24,595,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026623
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Institutional Class
Trading Symbol	PTSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,775	$1,003,838	$1,000,236
5/31/16	$1,012,382	$1,004,096	$1,000,448
6/30/16	$1,008,803	$1,022,137	$1,000,648
7/31/16	$1,012,654	$1,028,599	$1,000,870
8/31/16	$1,018,602	$1,027,423	$1,001,109
9/30/16	$1,020,067	$1,026,821	$1,001,348
10/31/16	$1,023,644	$1,018,967	$1,001,600
11/30/16	$1,026,458	$994,865	$1,001,858
12/31/16	$1,028,883	$996,268	$1,002,169
1/31/17	$1,031,010	$998,223	$1,002,542
2/28/17	$1,033,369	$1,004,932	$1,002,934
3/31/17	$1,034,861	$1,004,405	$1,003,383
4/30/17	$1,037,316	$1,012,156	$1,003,893
5/31/17	$1,037,756	$1,019,947	$1,004,501
6/30/17	$1,042,570	$1,018,920	$1,005,212
7/31/17	$1,042,928	$1,023,305	$1,006,022
8/31/17	$1,043,374	$1,032,484	$1,006,911
9/30/17	$1,048,023	$1,027,566	$1,007,779
10/31/17	$1,051,729	$1,028,161	$1,008,689
11/30/17	$1,054,533	$1,026,841	$1,009,590
12/31/17	$1,053,903	$1,031,554	$1,010,600
1/31/18	$1,055,353	$1,019,674	$1,011,712
2/28/18	$1,056,940	$1,010,008	$1,012,801
3/31/18	$1,056,661	$1,016,485	$1,014,122
4/30/18	$1,061,704	$1,008,925	$1,015,490
5/31/18	$1,062,763	$1,016,126	$1,017,006
6/30/18	$1,064,897	$1,014,876	$1,018,545
7/31/18	$1,068,019	$1,015,117	$1,020,197
8/31/18	$1,069,404	$1,021,649	$1,021,917
9/30/18	$1,073,503	$1,015,070	$1,023,638
10/31/18	$1,075,653	$1,007,049	$1,025,501
11/30/18	$1,074,803	$1,013,060	$1,027,392
12/31/18	$1,069,772	$1,031,671	$1,029,427
1/31/19	$1,075,176	$1,042,627	$1,031,517
2/28/19	$1,079,575	$1,042,023	$1,033,428
3/31/19	$1,081,110	$1,062,032	$1,035,570
4/30/19	$1,084,776	$1,062,304	$1,037,655
5/31/19	$1,085,219	$1,081,161	$1,039,823
6/30/19	$1,086,403	$1,094,739	$1,041,922
7/31/19	$1,092,105	$1,097,147	$1,044,004
8/31/19	$1,091,176	$1,125,576	$1,045,988
9/30/19	$1,094,324	$1,119,581	$1,047,783
10/31/19	$1,095,262	$1,122,953	$1,049,557
11/30/19	$1,097,383	$1,122,381	$1,051,120
12/31/19	$1,098,882	$1,121,599	$1,052,617
1/31/20	$1,106,465	$1,143,184	$1,054,034
2/29/20	$1,110,424	$1,163,759	$1,055,366
3/31/20	$1,075,887	$1,156,911	$1,056,698
4/30/20	$1,094,453	$1,177,476	$1,057,565
5/31/20	$1,103,891	$1,182,959	$1,058,021
6/30/20	$1,117,604	$1,190,410	$1,058,126
7/31/20	$1,119,823	$1,208,191	$1,058,246
8/31/20	$1,121,845	$1,198,439	$1,058,364
9/30/20	$1,125,014	$1,197,782	$1,058,466
10/31/20	$1,128,100	$1,192,434	$1,058,557
11/30/20	$1,126,534	$1,204,134	$1,058,644
12/31/20	$1,128,986	$1,205,794	$1,058,726
1/31/21	$1,131,802	$1,197,148	$1,058,803
2/28/21	$1,131,254	$1,179,861	$1,058,863
3/31/21	$1,131,903	$1,165,128	$1,058,917
4/30/21	$1,132,601	$1,174,333	$1,058,953
5/31/21	$1,133,189	$1,178,169	$1,058,978
6/30/21	$1,131,458	$1,186,447	$1,058,993
7/31/21	$1,130,870	$1,199,713	$1,059,017
8/31/21	$1,131,387	$1,197,429	$1,059,050
9/30/21	$1,133,089	$1,187,061	$1,059,090
10/31/21	$1,130,190	$1,186,734	$1,059,128
11/30/21	$1,128,446	$1,190,245	$1,059,168
12/31/21	$1,129,069	$1,187,200	$1,059,213
1/31/22	$1,128,449	$1,161,622	$1,059,262
2/28/22	$1,124,468	$1,148,663	$1,059,342
3/31/22	$1,117,117	$1,116,751	$1,059,510
4/30/22	$1,117,016	$1,074,373	$1,059,810
5/31/22	$1,115,882	$1,081,300	$1,060,322
6/30/22	$1,111,483	$1,064,336	$1,061,038
7/31/22	$1,110,826	$1,090,343	$1,062,138
8/31/22	$1,117,207	$1,059,533	$1,063,718
9/30/22	$1,118,101	$1,013,755	$1,065,801
10/31/22	$1,115,640	$1,000,624	$1,068,441
11/30/22	$1,118,358	$1,037,423	$1,071,503
12/31/22	$1,127,949	$1,032,743	$1,075,120
1/31/23	$1,133,362	$1,064,515	$1,079,088
2/28/23	$1,140,222	$1,036,991	$1,082,852
3/31/23	$1,139,321	$1,063,333	$1,087,181
4/30/23	$1,145,338	$1,069,778	$1,091,508
5/31/23	$1,152,063	$1,058,130	$1,096,127
6/30/23	$1,159,256	$1,054,356	$1,100,795
7/31/23	$1,166,131	$1,053,621	$1,105,810
8/31/23	$1,172,265	$1,046,891	$1,110,952
9/30/23	$1,179,810	$1,020,288	$1,115,968
10/31/23	$1,186,078	$1,004,186	$1,121,225
11/30/23	$1,189,985	$1,049,662	$1,126,351
12/31/23	$1,196,547	$1,089,842	$1,131,651
1/31/24	$1,204,067	$1,086,849	$1,136,937
2/29/24	$1,211,624	$1,071,494	$1,141,875
3/31/24	$1,218,219	$1,081,388	$1,147,166
4/30/24	$1,224,839	$1,054,074	$1,152,316
5/31/24	$1,232,002	$1,071,944	$1,157,671
6/30/24	$1,235,823	$1,082,092	$1,162,881
7/31/24	$1,241,317	$1,107,367	$1,168,289
8/31/24	$1,247,157	$1,123,279	$1,173,677
9/30/24	$1,252,201	$1,138,319	$1,178,821
10/31/24	$1,258,787	$1,110,090	$1,183,909
11/30/24	$1,265,395	$1,121,827	$1,188,615
12/31/24	$1,273,283	$1,103,468	$1,193,288
1/31/25	$1,279,875	$1,109,322	$1,197,880
2/28/25	$1,283,429	$1,133,729	$1,201,961
3/31/25	$1,287,075	$1,134,155	$1,206,431
4/30/25	$1,288,300	$1,138,613	$1,210,763
5/31/25	$1,296,425	$1,130,460	$1,215,253
6/30/25	$1,301,448	$1,147,843	$1,219,629
7/31/25	$1,309,440	$1,144,815	$1,224,166
8/31/25	$1,314,941	$1,158,507	$1,228,739
9/30/25	$1,319,981	$1,171,145	$1,233,109
10/31/25	$1,325,517	$1,178,462	$1,237,519
11/30/25	$1,330,124	$1,185,785	$1,241,620
12/31/25	$1,335,171	$1,184,031	$1,245,747
1/31/26	$1,340,939	$1,185,295	$1,249,776
2/28/26	$1,345,235	$1,204,706	$1,253,375
3/31/26	$1,347,047	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.66%	3.54%	3.02%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 10,409,461,000
Holdings Count | Holding	1,423
Advisory Fees Paid, Amount	$ 24,595,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064151
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	I-2
Trading Symbol	PTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,689	$1,003,838	$1,000,236
5/31/16	$1,012,213	$1,004,096	$1,000,448
6/30/16	$1,008,551	$1,022,137	$1,000,648
7/31/16	$1,012,316	$1,028,599	$1,000,870
8/31/16	$1,018,177	$1,027,423	$1,001,109
9/30/16	$1,019,553	$1,026,821	$1,001,348
10/31/16	$1,023,047	$1,018,967	$1,001,600
11/30/16	$1,025,787	$994,865	$1,001,858
12/31/16	$1,028,117	$996,268	$1,002,169
1/31/17	$1,030,161	$998,223	$1,002,542
2/28/17	$1,032,439	$1,004,932	$1,002,934
3/31/17	$1,033,835	$1,004,405	$1,003,383
4/30/17	$1,036,208	$1,012,156	$1,003,893
5/31/17	$1,036,559	$1,019,947	$1,004,501
6/30/17	$1,041,277	$1,018,920	$1,005,212
7/31/17	$1,041,551	$1,023,305	$1,006,022
8/31/17	$1,041,908	$1,032,484	$1,006,911
9/30/17	$1,046,462	$1,027,566	$1,007,779
10/31/17	$1,050,077	$1,028,161	$1,008,689
11/30/17	$1,052,790	$1,026,841	$1,009,590
12/31/17	$1,052,065	$1,031,554	$1,010,600
1/31/18	$1,053,419	$1,019,674	$1,011,712
2/28/18	$1,054,922	$1,010,008	$1,012,801
3/31/18	$1,054,551	$1,016,485	$1,014,122
4/30/18	$1,059,500	$1,008,925	$1,015,490
5/31/18	$1,060,467	$1,016,126	$1,017,006
6/30/18	$1,062,505	$1,014,876	$1,018,545
7/31/18	$1,065,534	$1,015,117	$1,020,197
8/31/18	$1,066,816	$1,021,649	$1,021,917
9/30/18	$1,070,826	$1,015,070	$1,023,638
10/31/18	$1,072,882	$1,007,049	$1,025,501
11/30/18	$1,071,940	$1,013,060	$1,027,392
12/31/18	$1,066,835	$1,031,671	$1,029,427
1/31/19	$1,072,137	$1,042,627	$1,031,517
2/28/19	$1,076,441	$1,042,023	$1,033,428
3/31/19	$1,077,880	$1,062,032	$1,035,570
4/30/19	$1,081,447	$1,062,304	$1,037,655
5/31/19	$1,081,794	$1,081,161	$1,039,823
6/30/19	$1,082,892	$1,094,739	$1,041,922
7/31/19	$1,088,484	$1,097,147	$1,044,004
8/31/19	$1,087,460	$1,125,576	$1,045,988
9/30/19	$1,090,514	$1,119,581	$1,047,783
10/31/19	$1,091,356	$1,122,953	$1,049,557
11/30/19	$1,093,377	$1,122,381	$1,051,120
12/31/19	$1,094,779	$1,121,599	$1,052,617
1/31/20	$1,102,237	$1,143,184	$1,054,034
2/29/20	$1,106,097	$1,163,759	$1,055,366
3/31/20	$1,071,606	$1,156,911	$1,056,698
4/30/20	$1,090,010	$1,177,476	$1,057,565
5/31/20	$1,099,316	$1,182,959	$1,058,021
6/30/20	$1,112,882	$1,190,410	$1,058,126
7/31/20	$1,114,992	$1,208,191	$1,058,246
8/31/20	$1,116,914	$1,198,439	$1,058,364
9/30/20	$1,119,978	$1,197,782	$1,058,466
10/31/20	$1,122,951	$1,192,434	$1,058,557
11/30/20	$1,121,304	$1,204,134	$1,058,644
12/31/20	$1,123,640	$1,205,794	$1,058,726
1/31/21	$1,126,356	$1,197,148	$1,058,803
2/28/21	$1,125,724	$1,179,861	$1,058,863
3/31/21	$1,126,274	$1,165,128	$1,058,917
4/30/21	$1,126,870	$1,174,333	$1,058,953
5/31/21	$1,127,366	$1,178,169	$1,058,978
6/30/21	$1,125,552	$1,186,447	$1,058,993
7/31/21	$1,124,869	$1,199,713	$1,059,017
8/31/21	$1,125,290	$1,197,429	$1,059,050
9/30/21	$1,126,890	$1,187,061	$1,059,090
10/31/21	$1,123,911	$1,186,734	$1,059,128
11/30/21	$1,122,085	$1,190,245	$1,059,168
12/31/21	$1,122,603	$1,187,200	$1,059,213
1/31/22	$1,121,897	$1,161,622	$1,059,262
2/28/22	$1,117,853	$1,148,663	$1,059,342
3/31/22	$1,110,450	$1,116,751	$1,059,510
4/30/22	$1,110,257	$1,074,373	$1,059,810
5/31/22	$1,109,039	$1,081,300	$1,060,322
6/30/22	$1,104,576	$1,064,336	$1,061,038
7/31/22	$1,103,828	$1,090,343	$1,062,138
8/31/22	$1,110,075	$1,059,533	$1,063,718
9/30/22	$1,110,867	$1,013,755	$1,065,801
10/31/22	$1,108,334	$1,000,624	$1,068,441
11/30/22	$1,110,944	$1,037,423	$1,071,503
12/31/22	$1,120,370	$1,032,743	$1,075,120
1/31/23	$1,125,658	$1,064,515	$1,079,088
2/28/23	$1,132,385	$1,036,991	$1,082,852
3/31/23	$1,131,388	$1,063,333	$1,087,181
4/30/23	$1,137,276	$1,069,778	$1,091,508
5/31/23	$1,143,857	$1,058,130	$1,096,127
6/30/23	$1,150,899	$1,054,356	$1,100,795
7/31/23	$1,157,633	$1,053,621	$1,105,810
8/31/23	$1,163,624	$1,046,891	$1,110,952
9/30/23	$1,171,015	$1,020,288	$1,115,968
10/31/23	$1,177,140	$1,004,186	$1,121,225
11/30/23	$1,180,921	$1,049,662	$1,126,351
12/31/23	$1,187,330	$1,089,842	$1,131,651
1/31/24	$1,194,694	$1,086,849	$1,136,937
2/29/24	$1,202,097	$1,071,494	$1,141,875
3/31/24	$1,208,538	$1,081,388	$1,147,166
4/30/24	$1,215,006	$1,054,074	$1,152,316
5/31/24	$1,222,002	$1,071,944	$1,157,671
6/30/24	$1,225,700	$1,082,092	$1,162,881
7/31/24	$1,231,045	$1,107,367	$1,168,289
8/31/24	$1,236,724	$1,123,279	$1,173,677
9/30/24	$1,241,632	$1,138,319	$1,178,821
10/31/24	$1,248,056	$1,110,090	$1,183,909
11/30/24	$1,254,502	$1,121,827	$1,188,615
12/31/24	$1,262,215	$1,103,468	$1,193,288
1/31/25	$1,268,640	$1,109,322	$1,197,880
2/28/25	$1,272,066	$1,133,729	$1,201,961
3/31/25	$1,275,579	$1,134,155	$1,206,431
4/30/25	$1,276,688	$1,138,613	$1,210,763
5/31/25	$1,284,627	$1,130,460	$1,215,253
6/30/25	$1,289,503	$1,147,843	$1,219,629
7/31/25	$1,297,312	$1,144,815	$1,224,166
8/31/25	$1,302,648	$1,158,507	$1,228,739
9/30/25	$1,307,537	$1,171,145	$1,233,109
10/31/25	$1,312,903	$1,178,462	$1,237,519
11/30/25	$1,317,365	$1,185,785	$1,241,620
12/31/25	$1,322,249	$1,184,031	$1,245,747
1/31/26	$1,327,848	$1,185,295	$1,249,776
2/28/26	$1,332,000	$1,204,706	$1,253,375
3/31/26	$1,333,685	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.56%	3.44%	2.92%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 10,409,461,000
Holdings Count | Holding	1,423
Advisory Fees Paid, Amount	$ 24,595,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026629
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class R
Trading Symbol	PTSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,053	$10,038	$10,002
5/31/16	$10,115	$10,041	$10,004
6/30/16	$10,075	$10,221	$10,006
7/31/16	$10,110	$10,286	$10,009
8/31/16	$10,165	$10,274	$10,011
9/30/16	$10,175	$10,268	$10,013
10/31/16	$10,207	$10,190	$10,016
11/30/16	$10,231	$9,949	$10,019
12/31/16	$10,250	$9,963	$10,022
1/31/17	$10,267	$9,982	$10,025
2/28/17	$10,287	$10,049	$10,029
3/31/17	$10,297	$10,044	$10,034
4/30/17	$10,317	$10,122	$10,039
5/31/17	$10,317	$10,199	$10,045
6/30/17	$10,361	$10,189	$10,052
7/31/17	$10,360	$10,233	$10,060
8/31/17	$10,360	$10,325	$10,069
9/30/17	$10,402	$10,276	$10,078
10/31/17	$10,435	$10,282	$10,087
11/30/17	$10,458	$10,268	$10,096
12/31/17	$10,447	$10,316	$10,106
1/31/18	$10,457	$10,197	$10,117
2/28/18	$10,469	$10,100	$10,128
3/31/18	$10,462	$10,165	$10,141
4/30/18	$10,507	$10,089	$10,155
5/31/18	$10,513	$10,161	$10,170
6/30/18	$10,530	$10,149	$10,185
7/31/18	$10,556	$10,151	$10,202
8/31/18	$10,565	$10,216	$10,219
9/30/18	$10,602	$10,151	$10,236
10/31/18	$10,619	$10,070	$10,255
11/30/18	$10,606	$10,131	$10,274
12/31/18	$10,552	$10,317	$10,294
1/31/19	$10,601	$10,426	$10,315
2/28/19	$10,640	$10,420	$10,334
3/31/19	$10,650	$10,620	$10,356
4/30/19	$10,682	$10,623	$10,377
5/31/19	$10,682	$10,812	$10,398
6/30/19	$10,689	$10,947	$10,419
7/31/19	$10,741	$10,971	$10,440
8/31/19	$10,727	$11,256	$10,460
9/30/19	$10,754	$11,196	$10,478
10/31/19	$10,759	$11,230	$10,496
11/30/19	$10,775	$11,224	$10,511
12/31/19	$10,785	$11,216	$10,526
1/31/20	$10,855	$11,432	$10,540
2/29/20	$10,889	$11,638	$10,554
3/31/20	$10,546	$11,569	$10,567
4/30/20	$10,724	$11,775	$10,576
5/31/20	$10,812	$11,830	$10,580
6/30/20	$10,942	$11,904	$10,581
7/31/20	$10,958	$12,082	$10,582
8/31/20	$10,974	$11,984	$10,584
9/30/20	$11,000	$11,978	$10,585
10/31/20	$11,026	$11,924	$10,586
11/30/20	$11,006	$12,041	$10,586
12/31/20	$11,025	$12,058	$10,587
1/31/21	$11,048	$11,971	$10,588
2/28/21	$11,039	$11,799	$10,589
3/31/21	$11,040	$11,651	$10,589
4/30/21	$11,042	$11,743	$10,590
5/31/21	$11,043	$11,782	$10,590
6/30/21	$11,022	$11,864	$10,590
7/31/21	$11,012	$11,997	$10,590
8/31/21	$11,012	$11,974	$10,590
9/30/21	$11,024	$11,871	$10,591
10/31/21	$10,991	$11,867	$10,591
11/30/21	$10,970	$11,902	$10,592
12/31/21	$10,971	$11,872	$10,592
1/31/22	$10,960	$11,616	$10,593
2/28/22	$10,918	$11,487	$10,593
3/31/22	$10,842	$11,168	$10,595
4/30/22	$10,836	$10,744	$10,598
5/31/22	$10,821	$10,813	$10,603
6/30/22	$10,774	$10,643	$10,610
7/31/22	$10,763	$10,903	$10,621
8/31/22	$10,820	$10,595	$10,637
9/30/22	$10,824	$10,138	$10,658
10/31/22	$10,796	$10,006	$10,684
11/30/22	$10,818	$10,374	$10,715
12/31/22	$10,905	$10,327	$10,751
1/31/23	$10,953	$10,645	$10,791
2/28/23	$11,016	$10,370	$10,829
3/31/23	$11,002	$10,633	$10,872
4/30/23	$11,056	$10,698	$10,915
5/31/23	$11,116	$10,581	$10,961
6/30/23	$11,180	$10,544	$11,008
7/31/23	$11,242	$10,536	$11,058
8/31/23	$11,297	$10,469	$11,110
9/30/23	$11,365	$10,203	$11,160
10/31/23	$11,420	$10,042	$11,212
11/30/23	$11,453	$10,497	$11,264
12/31/23	$11,511	$10,898	$11,317
1/31/24	$11,579	$10,868	$11,369
2/29/24	$11,647	$10,715	$11,419
3/31/24	$11,706	$10,814	$11,472
4/30/24	$11,764	$10,541	$11,523
5/31/24	$11,828	$10,719	$11,577
6/30/24	$11,860	$10,821	$11,629
7/31/24	$11,908	$11,074	$11,683
8/31/24	$11,958	$11,233	$11,737
9/30/24	$12,002	$11,383	$11,788
10/31/24	$12,060	$11,101	$11,839
11/30/24	$12,118	$11,218	$11,886
12/31/24	$12,189	$11,035	$11,933
1/31/25	$12,246	$11,093	$11,979
2/28/25	$12,276	$11,337	$12,020
3/31/25	$12,306	$11,342	$12,064
4/30/25	$12,312	$11,386	$12,108
5/31/25	$12,385	$11,305	$12,153
6/30/25	$12,428	$11,478	$12,196
7/31/25	$12,499	$11,448	$12,242
8/31/25	$12,546	$11,585	$12,287
9/30/25	$12,589	$11,711	$12,331
10/31/25	$12,636	$11,785	$12,375
11/30/25	$12,675	$11,858	$12,416
12/31/25	$12,717	$11,840	$12,457
1/31/26	$12,767	$11,853	$12,498
2/28/26	$12,803	$12,047	$12,534
3/31/26	$12,815	$11,835	$12,573

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	4.14%	3.03%	2.51%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 10,409,461,000
Holdings Count | Holding	1,423
Advisory Fees Paid, Amount	$ 24,595,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200448
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	I-3
Trading Symbol	PTSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,652	$1,003,838	$1,000,236
5/31/16	$1,012,130	$1,004,096	$1,000,448
6/30/16	$1,008,428	$1,022,137	$1,000,648
7/31/16	$1,012,149	$1,028,599	$1,000,870
8/31/16	$1,017,965	$1,027,423	$1,001,109
9/30/16	$1,019,304	$1,026,821	$1,001,348
10/31/16	$1,022,749	$1,018,967	$1,001,600
11/30/16	$1,025,435	$994,865	$1,001,858
12/31/16	$1,027,727	$996,268	$1,002,169
1/31/17	$1,029,720	$998,223	$1,002,542
2/28/17	$1,031,958	$1,004,932	$1,002,934
3/31/17	$1,033,316	$1,004,405	$1,003,383
4/30/17	$1,035,640	$1,012,156	$1,003,893
5/31/17	$1,035,947	$1,019,947	$1,004,501
6/30/17	$1,040,625	$1,018,920	$1,005,212
7/31/17	$1,040,850	$1,023,305	$1,006,022
8/31/17	$1,041,163	$1,032,484	$1,006,911
9/30/17	$1,045,673	$1,027,566	$1,007,779
10/31/17	$1,049,238	$1,028,161	$1,008,689
11/30/17	$1,051,906	$1,026,841	$1,009,590
12/31/17	$1,051,144	$1,031,554	$1,010,600
1/31/18	$1,052,455	$1,019,674	$1,011,712
2/28/18	$1,053,917	$1,010,008	$1,012,801
3/31/18	$1,053,505	$1,016,485	$1,014,122
4/30/18	$1,058,411	$1,008,925	$1,015,490
5/31/18	$1,059,335	$1,016,126	$1,017,006
6/30/18	$1,061,343	$1,014,876	$1,018,545
7/31/18	$1,064,333	$1,015,117	$1,020,197
8/31/18	$1,065,568	$1,021,649	$1,021,917
9/30/18	$1,069,540	$1,015,070	$1,023,638
10/31/18	$1,071,566	$1,007,049	$1,025,501
11/30/18	$1,070,578	$1,013,060	$1,027,392
12/31/18	$1,065,434	$1,031,671	$1,029,427
1/31/19	$1,070,690	$1,042,627	$1,031,517
2/28/19	$1,074,951	$1,042,023	$1,033,428
3/31/19	$1,076,347	$1,062,032	$1,035,570
4/30/19	$1,079,867	$1,062,304	$1,037,655
5/31/19	$1,080,166	$1,081,161	$1,039,823
6/30/19	$1,081,220	$1,094,739	$1,041,922
7/31/19	$1,086,763	$1,097,147	$1,044,004
8/31/19	$1,085,692	$1,125,576	$1,045,988
9/30/19	$1,088,701	$1,119,581	$1,047,783
10/31/19	$1,089,498	$1,122,953	$1,049,557
11/30/19	$1,091,471	$1,122,381	$1,051,120
12/31/19	$1,092,825	$1,121,599	$1,052,617
1/31/20	$1,100,227	$1,143,184	$1,054,034
2/29/20	$1,104,041	$1,163,759	$1,055,366
3/31/20	$1,069,553	$1,156,911	$1,056,698
4/30/20	$1,087,886	$1,177,476	$1,057,565
5/31/20	$1,097,125	$1,182,959	$1,058,021
6/30/20	$1,110,627	$1,190,410	$1,058,126
7/31/20	$1,112,683	$1,208,191	$1,058,246
8/31/20	$1,114,559	$1,198,439	$1,058,364
9/30/20	$1,117,571	$1,197,782	$1,058,466
10/31/20	$1,120,491	$1,192,434	$1,058,557
11/30/20	$1,118,802	$1,204,134	$1,058,644
12/31/20	$1,121,081	$1,205,794	$1,058,726
1/31/21	$1,123,750	$1,197,148	$1,058,803
2/28/21	$1,123,076	$1,179,861	$1,058,863
3/31/21	$1,123,578	$1,165,128	$1,058,917
4/30/21	$1,124,124	$1,174,333	$1,058,953
5/31/21	$1,124,575	$1,178,169	$1,058,978
6/30/21	$1,122,718	$1,186,447	$1,058,993
7/31/21	$1,121,986	$1,199,713	$1,059,017
8/31/21	$1,122,361	$1,197,429	$1,059,050
9/30/21	$1,123,910	$1,187,061	$1,059,090
10/31/21	$1,120,891	$1,186,734	$1,059,128
11/30/21	$1,119,023	$1,190,245	$1,059,168
12/31/21	$1,119,489	$1,187,200	$1,059,213
1/31/22	$1,118,741	$1,161,622	$1,059,262
2/28/22	$1,114,664	$1,148,663	$1,059,342
3/31/22	$1,107,233	$1,116,751	$1,059,510
4/30/22	$1,106,994	$1,074,373	$1,059,810
5/31/22	$1,105,733	$1,081,300	$1,060,322
6/30/22	$1,101,239	$1,064,336	$1,061,038
7/31/22	$1,100,447	$1,090,343	$1,062,138
8/31/22	$1,106,633	$1,059,533	$1,063,718
9/30/22	$1,107,376	$1,013,755	$1,065,801
10/31/22	$1,104,804	$1,000,624	$1,068,441
11/30/22	$1,107,360	$1,037,423	$1,071,503
12/31/22	$1,116,717	$1,032,743	$1,075,120
1/31/23	$1,121,953	$1,064,515	$1,079,088
2/28/23	$1,128,625	$1,036,991	$1,082,852
3/31/23	$1,127,584	$1,063,333	$1,087,181
4/30/23	$1,133,416	$1,069,778	$1,091,508
5/31/23	$1,139,935	$1,058,130	$1,096,127
6/30/23	$1,146,915	$1,054,356	$1,100,795
7/31/23	$1,153,595	$1,053,621	$1,105,810
8/31/23	$1,159,524	$1,046,891	$1,110,952
9/30/23	$1,166,853	$1,020,288	$1,115,968
10/31/23	$1,172,921	$1,004,186	$1,121,225
11/30/23	$1,176,652	$1,049,662	$1,126,351
12/31/23	$1,182,995	$1,089,842	$1,131,651
1/31/24	$1,190,296	$1,086,849	$1,136,937
2/29/24	$1,197,637	$1,071,494	$1,141,875
3/31/24	$1,204,016	$1,081,388	$1,147,166
4/30/24	$1,210,421	$1,054,074	$1,152,316
5/31/24	$1,217,352	$1,071,944	$1,157,671
6/30/24	$1,220,999	$1,082,092	$1,162,881
7/31/24	$1,226,281	$1,107,367	$1,168,289
8/31/24	$1,231,901	$1,123,279	$1,173,677
9/30/24	$1,236,754	$1,138,319	$1,178,821
10/31/24	$1,243,109	$1,110,090	$1,183,909
11/30/24	$1,249,487	$1,121,827	$1,188,615
12/31/24	$1,257,131	$1,103,468	$1,193,288
1/31/25	$1,263,488	$1,109,322	$1,197,880
2/28/25	$1,266,857	$1,133,729	$1,201,961
3/31/25	$1,270,309	$1,134,155	$1,206,431
4/30/25	$1,271,369	$1,138,613	$1,210,763
5/31/25	$1,279,232	$1,130,460	$1,215,253
6/30/25	$1,284,043	$1,147,843	$1,219,629
7/31/25	$1,291,781	$1,144,815	$1,224,166
8/31/25	$1,297,051	$1,158,507	$1,228,739
9/30/25	$1,301,877	$1,171,145	$1,233,109
10/31/25	$1,307,174	$1,178,462	$1,237,519
11/30/25	$1,311,576	$1,185,785	$1,241,620
12/31/25	$1,316,389	$1,184,031	$1,245,747
1/31/26	$1,321,916	$1,185,295	$1,249,776
2/28/26	$1,326,005	$1,204,706	$1,253,375
3/31/26	$1,327,632	$1,183,475	$1,257,326

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.51%	3.39%	2.87%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 10,409,461,000
Holdings Count | Holding	1,423
Advisory Fees Paid, Amount	$ 24,595,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000088650
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class A
Trading Symbol	PCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.23%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$9,448	$10,000	$10,000
4/30/16	$10,463	$10,039	$11,044
5/31/16	$10,552	$10,219	$11,179
6/30/16	$10,704	$10,246	$11,334
7/31/16	$10,045	$10,623	$10,555
8/31/16	$10,205	$10,638	$10,663
9/30/16	$10,704	$10,640	$11,135
10/31/16	$10,633	$10,446	$10,969
11/30/16	$10,953	$10,833	$11,257
12/31/16	$11,309	$11,047	$11,633
1/31/17	$11,416	$11,257	$11,627
2/28/17	$11,452	$11,704	$11,672
3/31/17	$10,999	$11,717	$11,249
4/30/17	$10,732	$11,838	$10,945
5/31/17	$10,553	$12,004	$10,789
6/30/17	$10,415	$12,079	$10,632
7/31/17	$10,976	$12,327	$11,160
8/31/17	$11,013	$12,365	$11,160
9/30/17	$11,326	$12,620	$11,448
10/31/17	$11,795	$12,915	$11,877
11/30/17	$11,990	$13,311	$12,043
12/31/17	$12,472	$13,459	$12,524
1/31/18	$12,877	$14,229	$12,930
2/28/18	$12,573	$13,705	$12,615
3/31/18	$12,877	$13,357	$12,870
4/30/18	$13,403	$13,408	$13,435
5/31/18	$13,687	$13,731	$13,707
6/30/18	$13,587	$13,815	$13,611
7/31/18	$13,184	$14,329	$13,183
8/31/18	$13,248	$14,796	$13,236
9/30/18	$13,696	$14,881	$13,663
10/31/18	$12,966	$13,864	$13,031
11/30/18	$11,506	$14,146	$11,792
12/31/18	$10,902	$12,869	$11,090
1/31/19	$11,842	$13,900	$12,017
2/28/19	$12,453	$14,346	$12,492
3/31/19	$12,601	$14,625	$12,616
4/30/19	$12,978	$15,217	$12,922
5/31/19	$11,940	$14,250	$12,055
6/30/19	$12,429	$15,255	$12,566
7/31/19	$12,453	$15,474	$12,547
8/31/19	$11,717	$15,229	$11,922
9/30/19	$11,910	$15,514	$12,156
10/31/19	$12,125	$15,850	$12,372
11/30/19	$12,125	$16,425	$12,355
12/31/19	$12,993	$16,921	$13,186
1/31/20	$11,792	$16,914	$12,038
2/29/20	$10,832	$15,522	$11,128
3/31/20	$7,809	$13,605	$8,422
4/30/20	$7,448	$15,349	$7,882
5/31/20	$8,894	$16,080	$9,357
6/30/20	$9,390	$16,399	$9,870
7/31/20	$9,921	$17,324	$10,329
8/31/20	$10,477	$18,569	$10,887
9/30/20	$10,121	$17,864	$10,511
10/31/20	$9,687	$17,389	$10,037
11/30/20	$11,015	$19,292	$11,415
12/31/20	$11,740	$20,034	$12,120
1/31/21	$12,295	$19,832	$12,669
2/28/21	$13,600	$20,378	$14,022
3/31/21	$13,358	$21,271	$13,767
4/30/21	$14,421	$22,406	$14,882
5/31/21	$14,856	$22,563	$15,304
6/30/21	$15,494	$23,089	$15,972
7/31/21	$15,758	$23,638	$16,287
8/31/21	$15,560	$24,357	$16,043
9/30/21	$16,257	$23,224	$16,854
10/31/21	$17,144	$24,851	$17,761
11/30/21	$15,569	$24,679	$16,126
12/31/21	$16,834	$25,785	$17,371
1/31/22	$18,386	$24,450	$19,117
2/28/22	$19,695	$23,718	$20,594
3/31/22	$21,504	$24,599	$22,499
4/30/22	$22,323	$22,454	$23,359
5/31/22	$23,215	$22,495	$24,268
6/30/22	$21,324	$20,638	$22,423
7/31/22	$21,429	$22,541	$22,466
8/31/22	$20,877	$21,622	$21,945
9/30/22	$19,364	$19,631	$20,551
10/31/22	$20,282	$21,220	$21,485
11/30/22	$20,568	$22,406	$21,796
12/31/22	$20,657	$21,115	$21,797
1/31/23	$20,940	$22,442	$21,962
2/28/23	$20,247	$21,894	$21,121
3/31/23	$20,081	$22,698	$20,965
4/30/23	$20,049	$23,052	$20,882
5/31/23	$18,738	$23,152	$19,526
6/30/23	$19,474	$24,682	$20,244
7/31/23	$21,392	$25,475	$22,220
8/31/23	$21,456	$25,069	$22,243
9/30/23	$21,787	$23,874	$22,728
10/31/23	$21,210	$23,372	$22,145
11/30/23	$20,826	$25,507	$21,603
12/31/23	$20,376	$26,665	$21,111
1/31/24	$20,930	$27,114	$21,647
2/29/24	$20,995	$28,561	$21,763
3/31/24	$22,057	$29,480	$22,911
4/30/24	$22,417	$28,276	$23,392
5/31/24	$22,319	$29,678	$23,244
6/30/24	$22,351	$30,743	$23,297
7/31/24	$21,549	$31,117	$22,436
8/31/24	$21,282	$31,872	$22,170
9/30/24	$21,504	$32,553	$22,414
10/31/24	$21,470	$32,258	$22,389
11/30/24	$21,504	$34,151	$22,472
12/31/24	$22,042	$33,337	$23,021
1/31/25	$22,673	$34,265	$23,769
2/28/25	$22,357	$33,818	$23,443
3/31/25	$22,932	$31,913	$24,115
4/30/25	$20,944	$31,696	$22,114
5/31/25	$21,157	$33,692	$22,399
6/30/25	$22,085	$35,405	$23,441
7/31/25	$22,764	$36,199	$24,088
8/31/25	$22,836	$36,933	$24,036
9/30/25	$23,071	$38,281	$24,206
10/31/25	$23,394	$39,178	$24,551
11/30/25	$23,250	$39,274	$24,504
12/31/25	$23,388	$39,298	$24,556
1/31/26	$25,018	$39,868	$26,743
2/28/26	$25,669	$39,565	$27,361
3/31/26	$30,237	$37,594	$32,672

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	31.86%	17.75%	12.34%
Class A (including sales charge)	24.53%	16.43%	11.70%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,601,114,000
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 23,710,000
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Material Fund Change Expenses [Text Block]

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000088651
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class C
Trading Symbol	PCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.98%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$10,000	$10,000	$10,000
4/30/16	$11,064	$10,039	$11,044
5/31/16	$11,161	$10,219	$11,179
6/30/16	$11,296	$10,246	$11,334
7/31/16	$10,619	$10,623	$10,555
8/31/16	$10,774	$10,638	$10,663
9/30/16	$11,277	$10,640	$11,135
10/31/16	$11,199	$10,446	$10,969
11/30/16	$11,528	$10,833	$11,257
12/31/16	$11,915	$11,047	$11,633
1/31/17	$11,992	$11,257	$11,627
2/28/17	$12,031	$11,704	$11,672
3/31/17	$11,567	$11,717	$11,249
4/30/17	$11,277	$11,838	$10,945
5/31/17	$11,083	$12,004	$10,789
6/30/17	$10,915	$12,079	$10,632
7/31/17	$11,504	$12,327	$11,160
8/31/17	$11,544	$12,365	$11,160
9/30/17	$11,848	$12,620	$11,448
10/31/17	$12,336	$12,915	$11,877
11/30/17	$12,527	$13,311	$12,043
12/31/17	$13,026	$13,459	$12,524
1/31/18	$13,444	$14,229	$12,930
2/28/18	$13,114	$13,705	$12,615
3/31/18	$13,422	$13,357	$12,870
4/30/18	$13,971	$13,408	$13,435
5/31/18	$14,256	$13,731	$13,707
6/30/18	$14,134	$13,815	$13,611
7/31/18	$13,720	$14,329	$13,183
8/31/18	$13,766	$14,796	$13,236
9/30/18	$14,229	$14,881	$13,663
10/31/18	$13,459	$13,864	$13,031
11/30/18	$11,945	$14,146	$11,792
12/31/18	$11,313	$12,869	$11,090
1/31/19	$12,283	$13,900	$12,017
2/28/19	$12,896	$14,346	$12,492
3/31/19	$13,035	$14,625	$12,616
4/30/19	$13,419	$15,217	$12,922
5/31/19	$12,343	$14,250	$12,055
6/30/19	$12,829	$15,255	$12,566
7/31/19	$12,855	$15,474	$12,547
8/31/19	$12,082	$15,229	$11,922
9/30/19	$12,266	$15,514	$12,156
10/31/19	$12,500	$15,850	$12,372
11/30/19	$12,500	$16,425	$12,355
12/31/19	$13,360	$16,921	$13,186
1/31/20	$12,115	$16,914	$12,038
2/29/20	$11,129	$15,522	$11,128
3/31/20	$8,002	$13,605	$8,422
4/30/20	$7,664	$15,349	$7,882
5/31/20	$9,119	$16,080	$9,357
6/30/20	$9,645	$16,399	$9,870
7/31/20	$10,164	$17,324	$10,329
8/31/20	$10,736	$18,569	$10,887
9/30/20	$10,346	$17,864	$10,511
10/31/20	$9,905	$17,389	$10,037
11/30/20	$11,256	$19,292	$11,415
12/31/20	$11,984	$20,034	$12,120
1/31/21	$12,530	$19,832	$12,669
2/28/21	$13,882	$20,378	$14,022
3/31/21	$13,622	$21,271	$13,767
4/30/21	$14,701	$22,406	$14,882
5/31/21	$15,130	$22,563	$15,304
6/30/21	$15,766	$23,089	$15,972
7/31/21	$16,015	$23,638	$16,287
8/31/21	$15,816	$24,357	$16,043
9/30/21	$16,515	$23,224	$16,854
10/31/21	$17,390	$24,851	$17,761
11/30/21	$15,814	$24,679	$16,126
12/31/21	$17,065	$25,785	$17,371
1/31/22	$18,642	$24,450	$19,117
2/28/22	$19,943	$23,718	$20,594
3/31/22	$21,768	$24,599	$22,499
4/30/22	$22,564	$22,454	$23,359
5/31/22	$23,470	$22,495	$24,268
6/30/22	$21,542	$20,638	$22,423
7/31/22	$21,663	$22,541	$22,466
8/31/22	$21,058	$21,622	$21,945
9/30/22	$19,525	$19,631	$20,551
10/31/22	$20,426	$21,220	$21,485
11/30/22	$20,693	$22,406	$21,796
12/31/22	$20,781	$21,115	$21,797
1/31/23	$21,041	$22,442	$21,962
2/28/23	$20,335	$21,894	$21,121
3/31/23	$20,149	$22,698	$20,965
4/30/23	$20,112	$23,052	$20,882
5/31/23	$18,791	$23,152	$19,526
6/30/23	$19,546	$24,682	$20,244
7/31/23	$21,432	$25,475	$22,220
8/31/23	$21,470	$25,069	$22,243
9/30/23	$21,810	$23,874	$22,728
10/31/23	$21,206	$23,372	$22,145
11/30/23	$20,791	$25,507	$21,603
12/31/23	$20,371	$26,665	$21,111
1/31/24	$20,870	$27,114	$21,647
2/29/24	$20,947	$28,561	$21,763
3/31/24	$22,012	$29,480	$22,911
4/30/24	$22,320	$28,276	$23,392
5/31/24	$22,243	$29,678	$23,244
6/30/24	$22,251	$30,743	$23,297
7/31/24	$21,462	$31,117	$22,436
8/31/24	$21,147	$31,872	$22,170
9/30/24	$21,374	$32,553	$22,414
10/31/24	$21,334	$32,258	$22,389
11/30/24	$21,334	$34,151	$22,472
12/31/24	$21,846	$33,337	$23,021
1/31/25	$22,471	$34,265	$23,769
2/28/25	$22,138	$33,818	$23,443
3/31/25	$22,704	$31,913	$24,115
4/30/25	$20,720	$31,696	$22,114
5/31/25	$20,931	$33,692	$22,399
6/30/25	$21,840	$35,405	$23,441
7/31/25	$22,478	$36,199	$24,088
8/31/25	$22,520	$36,933	$24,036
9/30/25	$22,762	$38,281	$24,206
10/31/25	$23,061	$39,178	$24,551
11/30/25	$22,890	$39,274	$24,504
12/31/25	$23,011	$39,298	$24,556
1/31/26	$24,603	$39,868	$26,743
2/28/26	$25,248	$39,565	$27,361
3/31/26	$29,700	$37,594	$32,672

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	30.82%	16.87%	11.50%
Class C (including sales charge)	29.82%	16.87%	11.50%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,601,114,000
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 23,710,000
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Material Fund Change Expenses [Text Block]

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000088655
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Institutional Class
Trading Symbol	PCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,108,007	$1,003,877	$1,104,424
5/31/16	$1,117,318	$1,021,904	$1,117,925
6/30/16	$1,134,214	$1,024,552	$1,133,447
7/31/16	$1,065,191	$1,062,326	$1,055,538
8/31/16	$1,081,980	$1,063,818	$1,066,290
9/30/16	$1,136,079	$1,064,019	$1,113,465
10/31/16	$1,128,617	$1,044,610	$1,096,883
11/30/16	$1,162,196	$1,083,297	$1,125,682
12/31/16	$1,201,371	$1,104,710	$1,163,349
1/31/17	$1,212,564	$1,125,662	$1,162,716
2/28/17	$1,216,295	$1,170,357	$1,167,220
3/31/17	$1,170,543	$1,171,723	$1,124,943
4/30/17	$1,142,450	$1,183,756	$1,094,537
5/31/17	$1,123,722	$1,200,415	$1,078,937
6/30/17	$1,108,286	$1,207,907	$1,063,175
7/31/17	$1,169,202	$1,232,745	$1,116,008
8/31/17	$1,175,097	$1,236,519	$1,116,024
9/30/17	$1,207,529	$1,262,026	$1,144,827
10/31/17	$1,256,816	$1,291,476	$1,187,692
11/30/17	$1,279,406	$1,331,085	$1,204,287
12/31/17	$1,331,580	$1,345,885	$1,252,409
1/31/18	$1,374,190	$1,422,942	$1,293,047
2/28/18	$1,342,232	$1,370,497	$1,261,485
3/31/18	$1,375,470	$1,335,668	$1,286,961
4/30/18	$1,433,048	$1,340,793	$1,343,507
5/31/18	$1,462,903	$1,373,082	$1,370,728
6/30/18	$1,453,602	$1,381,533	$1,361,131
7/31/18	$1,411,178	$1,432,945	$1,318,316
8/31/18	$1,417,876	$1,479,638	$1,323,564
9/30/18	$1,464,764	$1,488,060	$1,366,332
10/31/18	$1,387,794	$1,386,351	$1,303,094
11/30/18	$1,231,522	$1,414,602	$1,179,224
12/31/18	$1,169,982	$1,286,877	$1,109,027
1/31/19	$1,269,133	$1,390,001	$1,201,738
2/28/19	$1,336,060	$1,434,632	$1,249,212
3/31/19	$1,352,770	$1,462,509	$1,261,614
4/30/19	$1,392,631	$1,521,726	$1,292,179
5/31/19	$1,283,014	$1,425,023	$1,205,513
6/30/19	$1,333,351	$1,525,453	$1,256,580
7/31/19	$1,338,373	$1,547,377	$1,254,738
8/31/19	$1,260,531	$1,522,866	$1,192,206
9/30/19	$1,280,027	$1,551,360	$1,215,560
10/31/19	$1,305,374	$1,584,962	$1,237,233
11/30/19	$1,305,374	$1,642,494	$1,235,544
12/31/19	$1,396,458	$1,692,068	$1,318,625
1/31/20	$1,269,276	$1,691,405	$1,203,793
2/29/20	$1,167,531	$1,552,170	$1,112,762
3/31/20	$840,802	$1,360,457	$842,218
4/30/20	$805,023	$1,534,859	$788,202
5/31/20	$958,360	$1,607,961	$935,728
6/30/20	$1,014,198	$1,639,939	$987,012
7/31/20	$1,070,542	$1,732,407	$1,032,891
8/31/20	$1,132,009	$1,856,933	$1,088,720
9/30/20	$1,093,053	$1,786,376	$1,051,069
10/31/20	$1,044,302	$1,738,869	$1,003,705
11/30/20	$1,190,556	$1,929,213	$1,141,526
12/31/20	$1,268,723	$2,003,388	$1,211,985
1/31/21	$1,327,793	$1,983,162	$1,266,889
2/28/21	$1,471,616	$2,037,848	$1,402,189
3/31/21	$1,445,933	$2,127,097	$1,376,715
4/30/21	$1,562,790	$2,240,617	$1,488,197
5/31/21	$1,610,302	$2,256,266	$1,530,389
6/30/21	$1,679,994	$2,308,938	$1,597,198
7/31/21	$1,707,648	$2,363,787	$1,628,682
8/31/21	$1,686,907	$2,435,659	$1,604,263
9/30/21	$1,763,567	$2,322,377	$1,685,440
10/31/21	$1,858,958	$2,485,087	$1,776,126
11/30/21	$1,691,442	$2,467,868	$1,612,562
12/31/21	$1,827,385	$2,578,469	$1,737,068
1/31/22	$1,999,648	$2,445,041	$1,911,749
2/28/22	$2,141,649	$2,371,833	$2,059,390
3/31/22	$2,340,006	$2,459,898	$2,249,888
4/30/22	$2,428,356	$2,245,390	$2,335,877
5/31/22	$2,526,803	$2,249,509	$2,426,752
6/30/22	$2,320,133	$2,063,826	$2,242,299
7/31/22	$2,336,607	$2,254,120	$2,246,587
8/31/22	$2,276,201	$2,162,193	$2,194,480
9/30/22	$2,109,854	$1,963,058	$2,055,085
10/31/22	$2,211,462	$2,121,990	$2,148,508
11/30/22	$2,241,346	$2,240,575	$2,179,575
12/31/22	$2,253,314	$2,111,486	$2,179,663
1/31/23	$2,286,065	$2,244,159	$2,196,217
2/28/23	$2,210,736	$2,189,404	$2,112,063
3/31/23	$2,192,099	$2,269,786	$2,096,477
4/30/23	$2,188,777	$2,305,214	$2,088,162
5/31/23	$2,049,280	$2,315,234	$1,952,626
6/30/23	$2,132,314	$2,468,213	$2,024,414
7/31/23	$2,341,560	$2,547,505	$2,221,975
8/31/23	$2,348,203	$2,506,944	$2,224,340
9/30/23	$2,387,021	$2,387,418	$2,272,788
10/31/23	$2,323,679	$2,337,219	$2,214,489
11/30/23	$2,280,339	$2,550,667	$2,160,344
12/31/23	$2,236,369	$2,666,546	$2,111,122
1/31/24	$2,294,060	$2,711,355	$2,164,717
2/29/24	$2,304,241	$2,856,129	$2,176,314
3/31/24	$2,419,826	$2,948,024	$2,291,134
4/30/24	$2,460,666	$2,827,613	$2,339,184
5/31/24	$2,450,456	$2,967,819	$2,324,445
6/30/24	$2,455,929	$3,074,311	$2,329,697
7/31/24	$2,368,963	$3,111,733	$2,243,594
8/31/24	$2,337,655	$3,187,213	$2,216,957
9/30/24	$2,366,909	$3,255,283	$2,241,433
10/31/24	$2,363,339	$3,225,762	$2,238,913
11/30/24	$2,366,909	$3,415,118	$2,247,203
12/31/24	$2,425,995	$3,333,707	$2,302,054
1/31/25	$2,499,068	$3,426,543	$2,376,897
2/28/25	$2,462,532	$3,381,833	$2,344,335
3/31/25	$2,527,968	$3,191,285	$2,411,544
4/30/25	$2,309,912	$3,169,646	$2,211,396
5/31/25	$2,335,783	$3,369,158	$2,239,851
6/30/25	$2,438,271	$3,540,489	$2,344,085
7/31/25	$2,512,722	$3,619,947	$2,408,775
8/31/25	$2,520,167	$3,693,330	$2,403,556
9/30/25	$2,547,336	$3,828,137	$2,420,559
10/31/25	$2,588,543	$3,917,767	$2,455,087
11/30/25	$2,569,813	$3,927,370	$2,450,350
12/31/25	$2,586,888	$3,929,774	$2,455,566
1/31/26	$2,768,159	$3,986,756	$2,674,330
2/28/26	$2,839,912	$3,956,458	$2,736,114
3/31/26	$3,348,920	$3,759,445	$3,267,172

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	32.47%	18.29%	12.85%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,601,114,000
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 23,710,000
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000088654
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	I-2
Trading Symbol	PCLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,106,542	$1,003,877	$1,104,424
5/31/16	$1,117,757	$1,021,904	$1,117,925
6/30/16	$1,134,531	$1,024,552	$1,133,447
7/31/16	$1,065,261	$1,062,326	$1,055,538
8/31/16	$1,082,110	$1,063,818	$1,066,290
9/30/16	$1,134,531	$1,064,019	$1,113,465
10/31/16	$1,128,914	$1,044,610	$1,096,883
11/30/16	$1,162,613	$1,083,297	$1,125,682
12/31/16	$1,201,929	$1,104,710	$1,163,349
1/31/17	$1,211,289	$1,125,662	$1,162,716
2/28/17	$1,215,034	$1,170,357	$1,167,220
3/31/17	$1,169,908	$1,171,723	$1,124,943
4/30/17	$1,141,740	$1,183,756	$1,094,537
5/31/17	$1,122,961	$1,200,415	$1,078,937
6/30/17	$1,107,242	$1,207,907	$1,063,175
7/31/17	$1,168,318	$1,232,745	$1,116,008
8/31/17	$1,172,258	$1,236,519	$1,116,024
9/30/17	$1,206,399	$1,262,026	$1,144,827
10/31/17	$1,255,808	$1,291,476	$1,187,692
11/30/17	$1,276,395	$1,331,085	$1,204,287
12/31/17	$1,328,378	$1,345,885	$1,252,409
1/31/18	$1,373,226	$1,422,942	$1,293,047
2/28/18	$1,339,056	$1,370,497	$1,261,485
3/31/18	$1,372,348	$1,335,668	$1,286,961
4/30/18	$1,430,064	$1,340,793	$1,343,507
5/31/18	$1,459,990	$1,373,082	$1,370,728
6/30/18	$1,450,536	$1,381,533	$1,361,131
7/31/18	$1,408,005	$1,432,945	$1,318,316
8/31/18	$1,414,720	$1,479,638	$1,323,564
9/30/18	$1,463,588	$1,488,060	$1,366,332
10/31/18	$1,386,434	$1,386,351	$1,303,094
11/30/18	$1,229,788	$1,414,602	$1,179,224
12/31/18	$1,165,357	$1,286,877	$1,109,027
1/31/19	$1,267,233	$1,390,001	$1,201,738
2/28/19	$1,331,837	$1,434,632	$1,249,212
3/31/19	$1,348,378	$1,462,509	$1,261,614
4/30/19	$1,388,330	$1,521,726	$1,292,179
5/31/19	$1,278,462	$1,425,023	$1,205,513
6/30/19	$1,331,167	$1,525,453	$1,256,580
7/31/19	$1,333,683	$1,547,377	$1,254,738
8/31/19	$1,255,676	$1,522,866	$1,192,206
9/30/19	$1,277,434	$1,551,360	$1,215,560
10/31/19	$1,300,291	$1,584,962	$1,237,233
11/30/19	$1,300,291	$1,642,494	$1,235,544
12/31/19	$1,391,229	$1,692,068	$1,318,625
1/31/20	$1,263,827	$1,691,405	$1,203,793
2/29/20	$1,161,906	$1,552,170	$1,112,762
3/31/20	$836,842	$1,360,457	$842,218
4/30/20	$801,014	$1,534,859	$788,202
5/31/20	$954,563	$1,607,961	$935,728
6/30/20	$1,010,407	$1,639,939	$987,012
7/31/20	$1,066,825	$1,732,407	$1,032,891
8/31/20	$1,125,809	$1,856,933	$1,088,720
9/30/20	$1,086,509	$1,786,376	$1,051,069
10/31/20	$1,040,274	$1,738,869	$1,003,705
11/30/20	$1,184,115	$1,929,213	$1,141,526
12/31/20	$1,264,795	$2,003,388	$1,211,985
1/31/21	$1,323,922	$1,983,162	$1,266,889
2/28/21	$1,465,311	$2,037,848	$1,402,189
3/31/21	$1,438,319	$2,127,097	$1,376,715
4/30/21	$1,554,001	$2,240,617	$1,488,197
5/31/21	$1,601,560	$2,256,266	$1,530,389
6/30/21	$1,671,467	$2,308,938	$1,597,198
7/31/21	$1,699,287	$2,363,787	$1,628,682
8/31/21	$1,678,422	$2,435,659	$1,604,263
9/30/21	$1,754,891	$2,322,377	$1,685,440
10/31/21	$1,848,485	$2,485,087	$1,776,126
11/30/21	$1,682,355	$2,467,868	$1,612,562
12/31/21	$1,818,612	$2,578,469	$1,737,068
1/31/22	$1,987,132	$2,445,041	$1,911,749
2/28/22	$2,127,566	$2,371,833	$2,059,390
3/31/22	$2,324,079	$2,459,898	$2,249,888
4/30/22	$2,412,978	$2,245,390	$2,335,877
5/31/22	$2,512,037	$2,249,509	$2,426,752
6/30/22	$2,306,446	$2,063,826	$2,242,299
7/31/22	$2,320,274	$2,254,120	$2,246,587
8/31/22	$2,259,432	$2,162,193	$2,194,480
9/30/22	$2,096,552	$1,963,058	$2,055,085
10/31/22	$2,195,958	$2,121,990	$2,148,508
11/30/22	$2,229,093	$2,240,575	$2,179,575
12/31/22	$2,236,975	$2,111,486	$2,179,663
1/31/23	$2,270,017	$2,244,159	$2,196,217
2/28/23	$2,194,020	$2,189,404	$2,112,063
3/31/23	$2,178,062	$2,269,786	$2,096,477
4/30/23	$2,174,711	$2,305,214	$2,088,162
5/31/23	$2,033,974	$2,315,234	$1,952,626
6/30/23	$2,114,395	$2,468,213	$2,024,414
7/31/23	$2,325,500	$2,547,505	$2,221,975
8/31/23	$2,328,850	$2,506,944	$2,224,340
9/30/23	$2,370,478	$2,387,418	$2,272,788
10/31/23	$2,306,593	$2,337,219	$2,214,489
11/30/23	$2,262,882	$2,550,667	$2,160,344
12/31/23	$2,217,913	$2,666,546	$2,111,122
1/31/24	$2,276,099	$2,711,355	$2,164,717
2/29/24	$2,286,367	$2,856,129	$2,176,314
3/31/24	$2,402,509	$2,948,024	$2,291,134
4/30/24	$2,440,263	$2,827,613	$2,339,184
5/31/24	$2,429,966	$2,967,819	$2,324,445
6/30/24	$2,435,012	$3,074,311	$2,329,697
7/31/24	$2,350,804	$3,111,733	$2,243,594
8/31/24	$2,319,226	$3,187,213	$2,216,957
9/30/24	$2,348,227	$3,255,283	$2,241,433
10/31/24	$2,344,625	$3,225,762	$2,238,913
11/30/24	$2,344,625	$3,415,118	$2,247,203
12/31/24	$2,403,653	$3,333,707	$2,302,054
1/31/25	$2,473,698	$3,426,543	$2,376,897
2/28/25	$2,440,519	$3,381,833	$2,344,335
3/31/25	$2,506,094	$3,191,285	$2,411,544
4/30/25	$2,289,795	$3,169,646	$2,211,396
5/31/25	$2,315,900	$3,369,158	$2,239,851
6/30/25	$2,415,227	$3,540,489	$2,344,085
7/31/25	$2,490,351	$3,619,947	$2,408,775
8/31/25	$2,497,864	$3,693,330	$2,403,556
9/30/25	$2,524,709	$3,828,137	$2,420,559
10/31/25	$2,562,504	$3,917,767	$2,455,087
11/30/25	$2,547,386	$3,927,370	$2,450,350
12/31/25	$2,560,187	$3,929,774	$2,455,566
1/31/26	$2,743,057	$3,986,756	$2,674,330
2/28/26	$2,815,444	$3,956,458	$2,736,114
3/31/26	$3,316,887	$3,759,445	$3,267,172

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	32.35%	18.19%	12.74%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,601,114,000
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 23,710,000
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000200462
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	I-3
Trading Symbol	PCLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$112	0.96%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,107,880	$1,003,877	$1,104,424
5/31/16	$1,117,051	$1,021,904	$1,117,925
6/30/16	$1,133,803	$1,024,552	$1,133,447
7/31/16	$1,064,665	$1,062,326	$1,055,538
8/31/16	$1,081,306	$1,063,818	$1,066,290
9/30/16	$1,135,236	$1,064,019	$1,113,465
10/31/16	$1,127,634	$1,044,610	$1,096,883
11/30/16	$1,161,046	$1,083,297	$1,125,682
12/31/16	$1,200,031	$1,104,710	$1,163,349
1/31/17	$1,211,057	$1,125,662	$1,162,716
2/28/17	$1,214,643	$1,170,357	$1,167,220
3/31/17	$1,168,806	$1,171,723	$1,124,943
4/30/17	$1,140,610	$1,183,756	$1,094,537
5/31/17	$1,121,768	$1,200,415	$1,078,937
6/30/17	$1,106,225	$1,207,907	$1,063,175
7/31/17	$1,166,886	$1,232,745	$1,116,008
8/31/17	$1,172,622	$1,236,519	$1,116,024
9/30/17	$1,204,839	$1,262,026	$1,144,827
10/31/17	$1,253,861	$1,291,476	$1,187,692
11/30/17	$1,276,240	$1,331,085	$1,204,287
12/31/17	$1,328,121	$1,345,885	$1,252,409
1/31/18	$1,370,448	$1,422,942	$1,293,047
2/28/18	$1,338,423	$1,370,497	$1,261,485
3/31/18	$1,371,395	$1,335,668	$1,286,961
4/30/18	$1,428,676	$1,340,793	$1,343,507
5/31/18	$1,458,573	$1,373,082	$1,370,728
6/30/18	$1,445,525	$1,381,533	$1,361,131
7/31/18	$1,405,247	$1,432,945	$1,318,316
8/31/18	$1,411,960	$1,479,638	$1,323,564
9/30/18	$1,458,928	$1,488,060	$1,366,332
10/31/18	$1,381,773	$1,386,351	$1,303,094
11/30/18	$1,227,463	$1,414,602	$1,179,224
12/31/18	$1,162,706	$1,286,877	$1,109,027
1/31/19	$1,264,567	$1,390,001	$1,201,738
2/28/19	$1,329,162	$1,434,632	$1,249,212
3/31/19	$1,345,429	$1,462,509	$1,261,614
4/30/19	$1,385,368	$1,521,726	$1,292,179
5/31/19	$1,275,537	$1,425,023	$1,205,513
6/30/19	$1,328,063	$1,525,453	$1,256,580
7/31/19	$1,330,578	$1,547,377	$1,254,738
8/31/19	$1,252,605	$1,522,866	$1,192,206
9/30/19	$1,274,153	$1,551,360	$1,215,560
10/31/19	$1,296,996	$1,584,962	$1,237,233
11/30/19	$1,296,996	$1,642,494	$1,235,544
12/31/19	$1,387,675	$1,692,068	$1,318,625
1/31/20	$1,260,365	$1,691,405	$1,203,793
2/29/20	$1,158,518	$1,552,170	$1,112,762
3/31/20	$836,183	$1,360,457	$842,218
4/30/20	$797,826	$1,534,859	$788,202
5/31/20	$951,254	$1,607,961	$935,728
6/30/20	$1,006,951	$1,639,939	$987,012
7/31/20	$1,063,320	$1,732,407	$1,032,891
8/31/20	$1,124,813	$1,856,933	$1,088,720
9/30/20	$1,085,345	$1,786,376	$1,051,069
10/31/20	$1,036,594	$1,738,869	$1,003,705
11/30/20	$1,180,280	$1,929,213	$1,141,526
12/31/20	$1,260,482	$2,003,388	$1,211,985
1/31/21	$1,319,527	$1,983,162	$1,266,889
2/28/21	$1,460,722	$2,037,848	$1,402,189
3/31/21	$1,433,766	$2,127,097	$1,376,715
4/30/21	$1,549,289	$2,240,617	$1,488,197
5/31/21	$1,596,782	$2,256,266	$1,530,389
6/30/21	$1,666,631	$2,308,938	$1,597,198
7/31/21	$1,694,447	$2,363,787	$1,628,682
8/31/21	$1,673,585	$2,435,659	$1,604,263
9/30/21	$1,749,034	$2,322,377	$1,685,440
10/31/21	$1,844,903	$2,485,087	$1,776,126
11/30/21	$1,676,547	$2,467,868	$1,612,562
12/31/21	$1,812,332	$2,578,469	$1,737,068
1/31/22	$1,980,704	$2,445,041	$1,911,749
2/28/22	$2,121,013	$2,371,833	$2,059,390
3/31/22	$2,317,499	$2,459,898	$2,249,888
4/30/22	$2,406,340	$2,245,390	$2,335,877
5/31/22	$2,502,797	$2,249,509	$2,426,752
6/30/22	$2,299,600	$2,063,826	$2,242,299
7/31/22	$2,313,420	$2,254,120	$2,246,587
8/31/22	$2,252,613	$2,162,193	$2,194,480
9/30/22	$2,089,398	$1,963,058	$2,055,085
10/31/22	$2,188,750	$2,121,990	$2,148,508
11/30/22	$2,218,856	$2,240,575	$2,179,575
12/31/22	$2,229,018	$2,111,486	$2,179,663
1/31/23	$2,262,041	$2,244,159	$2,196,217
2/28/23	$2,186,089	$2,189,404	$2,112,063
3/31/23	$2,169,852	$2,269,786	$2,096,477
4/30/23	$2,166,503	$2,305,214	$2,088,162
5/31/23	$2,025,865	$2,315,234	$1,952,626
6/30/23	$2,106,230	$2,468,213	$2,024,414
7/31/23	$2,313,839	$2,547,505	$2,221,975
8/31/23	$2,320,536	$2,506,944	$2,224,340
9/30/23	$2,358,345	$2,387,418	$2,272,788
10/31/23	$2,297,875	$2,337,219	$2,214,489
11/30/23	$2,254,202	$2,550,667	$2,160,344
12/31/23	$2,209,466	$2,666,546	$2,111,122
1/31/24	$2,267,610	$2,711,355	$2,164,717
2/29/24	$2,277,871	$2,856,129	$2,176,314
3/31/24	$2,390,315	$2,948,024	$2,291,134
4/30/24	$2,431,468	$2,827,613	$2,339,184
5/31/24	$2,421,180	$2,967,819	$2,324,445
6/30/24	$2,426,019	$3,074,311	$2,329,697
7/31/24	$2,338,374	$3,111,733	$2,243,594
8/31/24	$2,310,327	$3,187,213	$2,216,957
9/30/24	$2,335,336	$3,255,283	$2,241,433
10/31/24	$2,331,737	$3,225,762	$2,238,913
11/30/24	$2,335,336	$3,415,118	$2,247,203
12/31/24	$2,394,094	$3,333,707	$2,302,054
1/31/25	$2,464,075	$3,426,543	$2,376,897
2/28/25	$2,430,926	$3,381,833	$2,344,335
3/31/25	$2,492,524	$3,191,285	$2,411,544
4/30/25	$2,280,156	$3,169,646	$2,211,396
5/31/25	$2,302,511	$3,369,158	$2,239,851
6/30/25	$2,405,185	$3,540,489	$2,344,085
7/31/25	$2,476,478	$3,619,947	$2,408,775
8/31/25	$2,483,982	$3,693,330	$2,403,556
9/30/25	$2,510,728	$3,828,137	$2,420,559
10/31/25	$2,548,483	$3,917,767	$2,455,087
11/30/25	$2,533,381	$3,927,370	$2,450,350
12/31/25	$2,549,573	$3,929,774	$2,455,566
1/31/26	$2,728,424	$3,986,756	$2,674,330
2/28/26	$2,800,725	$3,956,458	$2,736,114
3/31/26	$3,297,505	$3,759,445	$3,267,172

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	32.30%	18.12%	12.67%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,601,114,000
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 23,710,000
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026652
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class A
Trading Symbol	PCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$167	1.45%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$9,444	$10,000	$10,000
4/30/16	$10,271	$10,039	$10,851
5/31/16	$10,195	$10,219	$10,831
6/30/16	$10,713	$10,246	$11,278
7/31/16	$10,186	$10,623	$10,702
8/31/16	$9,990	$10,638	$10,513
9/30/16	$10,375	$10,640	$10,842
10/31/16	$10,315	$10,446	$10,789
11/30/16	$10,391	$10,833	$10,933
12/31/16	$10,607	$11,047	$11,130
1/31/17	$10,682	$11,257	$11,145
2/28/17	$10,697	$11,704	$11,169
3/31/17	$10,423	$11,717	$10,871
4/30/17	$10,256	$11,838	$10,708
5/31/17	$10,088	$12,004	$10,565
6/30/17	$10,001	$12,079	$10,545
7/31/17	$10,268	$12,327	$10,784
8/31/17	$10,330	$12,365	$10,827
9/30/17	$10,305	$12,620	$10,811
10/31/17	$10,561	$12,915	$11,043
11/30/17	$10,497	$13,311	$10,992
12/31/17	$10,854	$13,459	$11,320
1/31/18	$11,051	$14,229	$11,545
2/28/18	$10,805	$13,705	$11,345
3/31/18	$10,805	$13,357	$11,275
4/30/18	$11,068	$13,408	$11,566
5/31/18	$11,215	$13,731	$11,730
6/30/18	$10,842	$13,815	$11,320
7/31/18	$10,575	$14,329	$11,078
8/31/18	$10,408	$14,796	$10,882
9/30/18	$10,590	$14,881	$11,091
10/31/18	$10,217	$13,864	$10,851
11/30/18	$9,979	$14,146	$10,790
12/31/18	$9,309	$12,869	$10,047
1/31/19	$9,930	$13,900	$10,594
2/28/19	$10,102	$14,346	$10,701
3/31/19	$10,161	$14,625	$10,682
4/30/19	$10,195	$15,217	$10,637
5/31/19	$9,780	$14,250	$10,279
6/30/19	$10,111	$15,255	$10,555
7/31/19	$10,023	$15,474	$10,485
8/31/19	$9,743	$15,229	$10,241
9/30/19	$9,792	$15,514	$10,362
10/31/19	$10,023	$15,850	$10,571
11/30/19	$9,792	$16,425	$10,300
12/31/19	$10,403	$16,921	$10,820
1/31/20	$9,616	$16,914	$10,024
2/29/20	$9,114	$15,522	$9,519
3/31/20	$7,435	$13,605	$8,299
4/30/20	$7,542	$15,349	$8,172
5/31/20	$8,027	$16,080	$8,526
6/30/20	$8,326	$16,399	$8,721
7/31/20	$8,904	$17,324	$9,219
8/31/20	$9,626	$18,569	$9,842
9/30/20	$9,280	$17,864	$9,512
10/31/20	$9,371	$17,389	$9,646
11/30/20	$9,806	$19,292	$9,985
12/31/20	$10,447	$20,034	$10,482
1/31/21	$10,810	$19,832	$10,757
2/28/21	$11,519	$20,378	$11,453
3/31/21	$11,337	$21,271	$11,207
4/30/21	$12,354	$22,406	$12,136
5/31/21	$12,809	$22,563	$12,467
6/30/21	$13,012	$23,089	$12,698
7/31/21	$13,389	$23,638	$12,932
8/31/21	$13,322	$24,357	$12,893
9/30/21	$13,930	$23,224	$13,535
10/31/21	$14,337	$24,851	$13,885
11/30/21	$13,274	$24,679	$12,870
12/31/21	$13,873	$25,785	$13,323
1/31/22	$14,916	$24,450	$14,493
2/28/22	$15,936	$23,718	$15,396
3/31/22	$17,230	$24,599	$16,727
4/30/22	$17,907	$22,454	$17,420
5/31/22	$18,221	$22,495	$17,685
6/30/22	$15,912	$20,638	$15,780
7/31/22	$16,893	$22,541	$16,452
8/31/22	$16,522	$21,622	$16,467
9/30/22	$14,551	$19,631	$15,132
10/31/22	$15,024	$21,220	$15,433
11/30/22	$15,438	$22,406	$15,856
12/31/22	$15,044	$21,115	$15,467
1/31/23	$15,012	$22,442	$15,392
2/28/23	$14,266	$21,894	$14,668
3/31/23	$14,392	$22,698	$14,638
4/30/23	$14,279	$23,052	$14,528
5/31/23	$13,281	$23,152	$13,709
6/30/23	$13,734	$24,682	$14,263
7/31/23	$14,664	$25,475	$15,155
8/31/23	$14,517	$25,069	$15,039
9/30/23	$14,336	$23,874	$14,935
10/31/23	$14,313	$23,372	$14,975
11/30/23	$14,131	$25,507	$14,637
12/31/23	$13,859	$26,665	$14,244
1/31/24	$13,950	$27,114	$14,300
2/29/24	$13,666	$28,561	$14,090
3/31/24	$14,167	$29,480	$14,556
4/30/24	$14,384	$28,276	$14,948
5/31/24	$14,681	$29,678	$15,210
6/30/24	$14,489	$30,743	$14,976
7/31/24	$14,016	$31,117	$14,372
8/31/24	$14,005	$31,872	$14,379
9/30/24	$14,740	$32,553	$15,078
10/31/24	$14,345	$32,258	$14,798
11/30/24	$14,380	$34,151	$14,858
12/31/24	$14,444	$33,337	$15,010
1/31/25	$15,051	$34,265	$15,603
2/28/25	$15,284	$33,818	$15,725
3/31/25	$15,981	$31,913	$16,343
4/30/25	$15,184	$31,696	$15,557
5/31/25	$15,008	$33,692	$15,467
6/30/25	$15,447	$35,405	$15,840
7/31/25	$15,435	$36,199	$15,768
8/31/25	$16,001	$36,933	$16,072
9/30/25	$16,316	$38,281	$16,417
10/31/25	$16,786	$39,178	$16,892
11/30/25	$17,207	$39,274	$17,433
12/31/25	$17,159	$39,298	$17,377
1/31/26	$18,660	$39,868	$19,178
2/28/26	$18,976	$39,565	$19,389
3/31/26	$20,805	$37,594	$21,620

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	30.18%	12.91%	8.22%
Class A (including sales charge)	23.05%	11.65%	7.60%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,560,350,000
Holdings Count | Holding	1,192
Advisory Fees Paid, Amount	$ 18,179,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026651
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Administrative Class
Trading Symbol	PCRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$147	1.28%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,087,163	$1,003,877	$1,085,121
5/31/16	$1,079,239	$1,021,904	$1,083,071
6/30/16	$1,133,778	$1,024,552	$1,127,811
7/31/16	$1,078,200	$1,062,326	$1,070,163
8/31/16	$1,057,557	$1,063,818	$1,051,305
9/30/16	$1,098,817	$1,064,019	$1,084,233
10/31/16	$1,092,437	$1,044,610	$1,078,936
11/30/16	$1,100,411	$1,083,297	$1,093,324
12/31/16	$1,123,689	$1,104,710	$1,113,031
1/31/17	$1,131,670	$1,125,662	$1,114,539
2/28/17	$1,133,266	$1,170,357	$1,116,866
3/31/17	$1,104,794	$1,171,723	$1,087,140
4/30/17	$1,087,104	$1,183,756	$1,070,772
5/31/17	$1,069,414	$1,200,415	$1,056,550
6/30/17	$1,060,634	$1,207,907	$1,054,519
7/31/17	$1,088,763	$1,232,745	$1,078,363
8/31/17	$1,095,382	$1,236,519	$1,082,709
9/30/17	$1,093,276	$1,262,026	$1,081,096
10/31/17	$1,120,396	$1,291,476	$1,104,278
11/30/17	$1,115,311	$1,331,085	$1,099,184
12/31/17	$1,151,991	$1,345,885	$1,132,000
1/31/18	$1,172,779	$1,422,942	$1,154,481
2/28/18	$1,146,794	$1,370,497	$1,134,514
3/31/18	$1,146,794	$1,335,668	$1,127,463
4/30/18	$1,174,511	$1,340,793	$1,156,602
5/31/18	$1,191,834	$1,373,082	$1,172,987
6/30/18	$1,151,141	$1,381,533	$1,131,979
7/31/18	$1,122,892	$1,432,945	$1,107,819
8/31/18	$1,105,236	$1,479,638	$1,088,206
9/30/18	$1,125,001	$1,488,060	$1,109,073
10/31/18	$1,087,322	$1,386,351	$1,085,131
11/30/18	$1,062,202	$1,414,602	$1,079,020
12/31/18	$988,495	$1,286,877	$1,004,702
1/31/19	$1,055,975	$1,390,001	$1,059,422
2/28/19	$1,076,037	$1,434,632	$1,070,147
3/31/19	$1,080,839	$1,462,509	$1,068,237
4/30/19	$1,084,503	$1,521,726	$1,063,734
5/31/19	$1,040,536	$1,425,023	$1,027,944
6/30/19	$1,076,034	$1,525,453	$1,055,550
7/31/19	$1,066,742	$1,547,377	$1,048,450
8/31/19	$1,037,007	$1,522,866	$1,024,131
9/30/19	$1,044,540	$1,551,360	$1,036,161
10/31/19	$1,067,165	$1,584,962	$1,057,112
11/30/19	$1,042,654	$1,642,494	$1,030,044
12/31/19	$1,108,127	$1,692,068	$1,081,973
1/31/20	$1,024,638	$1,691,405	$1,002,373
2/29/20	$971,509	$1,552,170	$951,852
3/31/20	$793,945	$1,360,457	$829,928
4/30/20	$803,464	$1,534,859	$817,160
5/31/20	$856,775	$1,607,961	$852,628
6/30/20	$886,803	$1,639,939	$872,087
7/31/20	$950,010	$1,732,407	$921,862
8/31/20	$1,028,539	$1,856,933	$984,209
9/30/20	$990,505	$1,786,376	$951,225
10/31/20	$1,000,121	$1,738,869	$964,624
11/30/20	$1,046,281	$1,929,213	$998,506
12/31/20	$1,115,544	$2,003,388	$1,048,173
1/31/21	$1,154,144	$1,983,162	$1,075,695
2/28/21	$1,231,345	$2,037,848	$1,145,298
3/31/21	$1,210,115	$2,127,097	$1,120,709
4/30/21	$1,320,125	$2,240,617	$1,213,623
5/31/21	$1,368,375	$2,256,266	$1,246,735
6/30/21	$1,390,430	$2,308,938	$1,269,816
7/31/21	$1,430,494	$2,363,787	$1,293,162
8/31/21	$1,425,780	$2,435,659	$1,289,337
9/30/21	$1,491,010	$2,322,377	$1,353,485
10/31/21	$1,534,227	$2,485,087	$1,388,460
11/30/21	$1,418,980	$2,467,868	$1,286,956
12/31/21	$1,482,627	$2,578,469	$1,332,324
1/31/22	$1,595,750	$2,445,041	$1,449,286
2/28/22	$1,706,465	$2,371,833	$1,539,572
3/31/22	$1,844,501	$2,459,898	$1,672,699
4/30/22	$1,918,896	$2,245,390	$1,741,960
5/31/22	$1,952,246	$2,249,509	$1,768,524
6/30/22	$1,702,415	$2,063,826	$1,577,974
7/31/22	$1,809,343	$2,254,120	$1,645,235
8/31/22	$1,769,948	$2,162,193	$1,646,684
9/30/22	$1,558,598	$1,963,058	$1,513,164
10/31/22	$1,608,774	$2,121,990	$1,543,292
11/30/22	$1,652,678	$2,240,575	$1,585,550
12/31/22	$1,612,254	$2,111,486	$1,546,738
1/31/23	$1,612,254	$2,244,159	$1,539,159
2/28/23	$1,529,750	$2,189,404	$1,466,834
3/31/23	$1,543,749	$2,269,786	$1,463,813
4/30/23	$1,531,726	$2,305,214	$1,452,813
5/31/23	$1,424,722	$2,315,234	$1,370,928
6/30/23	$1,472,814	$2,468,213	$1,426,304
7/31/23	$1,573,807	$2,547,505	$1,515,539
8/31/23	$1,558,177	$2,506,944	$1,503,927
9/30/23	$1,538,940	$2,387,418	$1,493,485
10/31/23	$1,536,535	$2,337,219	$1,497,452
11/30/23	$1,518,501	$2,550,667	$1,463,719
12/31/23	$1,487,781	$2,666,546	$1,424,350
1/31/24	$1,498,606	$2,711,355	$1,430,017
2/29/24	$1,468,537	$2,856,129	$1,408,983
3/31/24	$1,522,234	$2,948,024	$1,455,593
4/30/24	$1,546,454	$2,827,613	$1,494,763
5/31/24	$1,577,940	$2,967,819	$1,521,005
6/30/24	$1,556,999	$3,074,311	$1,497,612
7/31/24	$1,506,891	$3,111,733	$1,437,167
8/31/24	$1,505,669	$3,187,213	$1,437,867
9/30/24	$1,585,740	$3,255,283	$1,507,770
10/31/24	$1,543,815	$3,225,762	$1,479,828
11/30/24	$1,547,514	$3,415,118	$1,485,847
12/31/24	$1,555,328	$3,333,707	$1,500,992
1/31/25	$1,619,772	$3,426,543	$1,560,338
2/28/25	$1,645,797	$3,381,833	$1,572,492
3/31/25	$1,720,682	$3,191,285	$1,634,276
4/30/25	$1,634,711	$3,169,646	$1,555,686
5/31/25	$1,616,021	$3,369,158	$1,546,719
6/30/25	$1,663,292	$3,540,489	$1,583,976
7/31/25	$1,663,292	$3,619,947	$1,576,783
8/31/25	$1,724,753	$3,693,330	$1,607,158
9/30/25	$1,759,065	$3,828,137	$1,641,720
10/31/25	$1,809,061	$3,917,767	$1,689,234
11/30/25	$1,855,110	$3,927,370	$1,743,329
12/31/25	$1,849,328	$3,929,774	$1,737,729
1/31/26	$2,011,596	$3,986,756	$1,917,837
2/28/26	$2,046,464	$3,956,458	$1,938,908
3/31/26	$2,243,600	$3,759,445	$2,161,975

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	30.39%	13.14%	8.42%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,560,350,000
Holdings Count | Holding	1,192
Advisory Fees Paid, Amount	$ 18,179,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026654
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class C
Trading Symbol	PCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$252	2.20%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,864	$10,039	$10,851
5/31/16	$10,781	$10,219	$10,831
6/30/16	$11,321	$10,246	$11,278
7/31/16	$10,756	$10,623	$10,702
8/31/16	$10,540	$10,638	$10,513
9/30/16	$10,927	$10,640	$10,842
10/31/16	$10,861	$10,446	$10,789
11/30/16	$10,944	$10,833	$10,933
12/31/16	$11,161	$11,047	$11,130
1/31/17	$11,244	$11,257	$11,145
2/28/17	$11,244	$11,704	$11,169
3/31/17	$10,943	$11,717	$10,871
4/30/17	$10,758	$11,838	$10,708
5/31/17	$10,574	$12,004	$10,565
6/30/17	$10,476	$12,079	$10,545
7/31/17	$10,752	$12,327	$10,784
8/31/17	$10,803	$12,365	$10,827
9/30/17	$10,789	$12,620	$10,811
10/31/17	$11,054	$12,915	$11,043
11/30/17	$10,965	$13,311	$10,992
12/31/17	$11,335	$13,459	$11,320
1/31/18	$11,533	$14,229	$11,545
2/28/18	$11,263	$13,705	$11,345
3/31/18	$11,245	$13,357	$11,275
4/30/18	$11,515	$13,408	$11,566
5/31/18	$11,677	$13,731	$11,730
6/30/18	$11,270	$13,815	$11,320
7/31/18	$10,995	$14,329	$11,078
8/31/18	$10,812	$14,796	$10,882
9/30/18	$10,991	$14,881	$11,091
10/31/18	$10,600	$13,864	$10,851
11/30/18	$10,359	$14,146	$10,790
12/31/18	$9,638	$12,869	$10,047
1/31/19	$10,280	$13,900	$10,594
2/28/19	$10,468	$14,346	$10,701
3/31/19	$10,514	$14,625	$10,682
4/30/19	$10,533	$15,217	$10,637
5/31/19	$10,098	$14,250	$10,279
6/30/19	$10,426	$15,255	$10,555
7/31/19	$10,350	$15,474	$10,485
8/31/19	$10,043	$15,229	$10,241
9/30/19	$10,094	$15,514	$10,362
10/31/19	$10,327	$15,850	$10,571
11/30/19	$10,075	$16,425	$10,300
12/31/19	$10,697	$16,921	$10,820
1/31/20	$9,878	$16,914	$10,024
2/29/20	$9,352	$15,522	$9,519
3/31/20	$7,647	$13,605	$8,299
4/30/20	$7,725	$15,349	$8,172
5/31/20	$8,232	$16,080	$8,526
6/30/20	$8,527	$16,399	$8,721
7/31/20	$9,115	$17,324	$9,219
8/31/20	$9,859	$18,569	$9,842
9/30/20	$9,489	$17,864	$9,512
10/31/20	$9,567	$17,389	$9,646
11/30/20	$10,019	$19,292	$9,985
12/31/20	$10,654	$20,034	$10,482
1/31/21	$11,027	$19,832	$10,757
2/28/21	$11,755	$20,378	$11,453
3/31/21	$11,539	$21,271	$11,207
4/30/21	$12,580	$22,406	$12,136
5/31/21	$13,032	$22,563	$12,467
6/30/21	$13,223	$23,089	$12,698
7/31/21	$13,613	$23,638	$12,932
8/31/21	$13,540	$24,357	$12,893
9/30/21	$14,136	$23,224	$13,535
10/31/21	$14,558	$24,851	$13,885
11/30/21	$13,466	$24,679	$12,870
12/31/21	$14,049	$25,785	$13,323
1/31/22	$15,092	$24,450	$14,493
2/28/22	$16,134	$23,718	$15,396
3/31/22	$17,434	$24,599	$16,727
4/30/22	$18,099	$22,454	$17,420
5/31/22	$18,418	$22,495	$17,685
6/30/22	$16,074	$20,638	$15,780
7/31/22	$17,044	$22,541	$16,452
8/31/22	$16,662	$21,622	$16,467
9/30/22	$14,655	$19,631	$15,132
10/31/22	$15,118	$21,220	$15,433
11/30/22	$15,548	$22,406	$15,856
12/31/22	$15,135	$21,115	$15,467
1/31/23	$15,098	$22,442	$15,392
2/28/23	$14,331	$21,894	$14,668
3/31/23	$14,453	$22,698	$14,638
4/30/23	$14,325	$23,052	$14,528
5/31/23	$13,322	$23,152	$13,709
6/30/23	$13,759	$24,682	$14,263
7/31/23	$14,684	$25,475	$15,155
8/31/23	$14,530	$25,069	$15,039
9/30/23	$14,337	$23,874	$14,935
10/31/23	$14,312	$23,372	$14,975
11/30/23	$14,119	$25,507	$14,637
12/31/23	$13,836	$26,665	$14,244
1/31/24	$13,926	$27,114	$14,300
2/29/24	$13,631	$28,561	$14,090
3/31/24	$14,113	$29,480	$14,556
4/30/24	$14,320	$28,276	$14,948
5/31/24	$14,617	$29,678	$15,210
6/30/24	$14,406	$30,743	$14,976
7/31/24	$13,923	$31,117	$14,372
8/31/24	$13,910	$31,872	$14,379
9/30/24	$14,625	$32,553	$15,078
10/31/24	$14,230	$32,258	$14,798
11/30/24	$14,257	$34,151	$14,858
12/31/24	$14,311	$33,337	$15,010
1/31/25	$14,904	$34,265	$15,603
2/28/25	$15,128	$33,818	$15,725
3/31/25	$15,803	$31,913	$16,343
4/30/25	$15,009	$31,696	$15,557
5/31/25	$14,824	$33,692	$15,467
6/30/25	$15,246	$35,405	$15,840
7/31/25	$15,232	$36,199	$15,768
8/31/25	$15,777	$36,933	$16,072
9/30/25	$16,079	$38,281	$16,417
10/31/25	$16,528	$39,178	$16,892
11/30/25	$16,935	$39,274	$17,433
12/31/25	$16,877	$39,298	$17,377
1/31/26	$18,338	$39,868	$19,178
2/28/26	$18,639	$39,565	$19,389
3/31/26	$20,415	$37,594	$21,620

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	29.19%	12.09%	7.40%
Class C (including sales charge)	28.19%	12.09%	7.40%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,560,350,000
Holdings Count | Holding	1,192
Advisory Fees Paid, Amount	$ 18,179,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026650
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional Class
Trading Symbol	PCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$119	1.03%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,087,227	$1,003,877	$1,085,121
5/31/16	$1,079,439	$1,021,904	$1,083,071
6/30/16	$1,135,563	$1,024,552	$1,127,811
7/31/16	$1,079,331	$1,062,326	$1,070,163
8/31/16	$1,059,026	$1,063,818	$1,051,305
9/30/16	$1,100,306	$1,064,019	$1,084,233
10/31/16	$1,094,028	$1,044,610	$1,078,936
11/30/16	$1,103,446	$1,083,297	$1,093,324
12/31/16	$1,125,757	$1,104,710	$1,113,031
1/31/17	$1,135,190	$1,125,662	$1,114,539
2/28/17	$1,136,763	$1,170,357	$1,116,866
3/31/17	$1,107,696	$1,171,723	$1,087,140
4/30/17	$1,090,265	$1,183,756	$1,070,772
5/31/17	$1,072,833	$1,200,415	$1,056,550
6/30/17	$1,063,030	$1,207,907	$1,054,519
7/31/17	$1,092,378	$1,232,745	$1,078,363
8/31/17	$1,098,900	$1,236,519	$1,082,709
9/30/17	$1,097,514	$1,262,026	$1,081,096
10/31/17	$1,125,912	$1,291,476	$1,104,278
11/30/17	$1,119,230	$1,331,085	$1,099,184
12/31/17	$1,156,103	$1,345,885	$1,132,000
1/31/18	$1,178,303	$1,422,942	$1,154,481
2/28/18	$1,152,688	$1,370,497	$1,134,514
3/31/18	$1,152,688	$1,335,668	$1,127,463
4/30/18	$1,181,719	$1,340,793	$1,156,602
5/31/18	$1,198,796	$1,373,082	$1,172,987
6/30/18	$1,159,184	$1,381,533	$1,131,979
7/31/18	$1,131,335	$1,432,945	$1,107,819
8/31/18	$1,112,190	$1,479,638	$1,088,206
9/30/18	$1,132,520	$1,488,060	$1,109,073
10/31/18	$1,093,590	$1,386,351	$1,085,131
11/30/18	$1,068,816	$1,414,602	$1,079,020
12/31/18	$996,875	$1,286,877	$1,004,702
1/31/19	$1,063,453	$1,390,001	$1,059,422
2/28/19	$1,083,246	$1,434,632	$1,070,147
3/31/19	$1,090,318	$1,462,509	$1,068,237
4/30/19	$1,093,934	$1,521,726	$1,063,734
5/31/19	$1,050,538	$1,425,023	$1,027,944
6/30/19	$1,084,236	$1,525,453	$1,055,550
7/31/19	$1,076,897	$1,547,377	$1,048,450
8/31/19	$1,045,710	$1,522,866	$1,024,131
9/30/19	$1,053,785	$1,551,360	$1,036,161
10/31/19	$1,077,988	$1,584,962	$1,057,112
11/30/19	$1,051,923	$1,642,494	$1,030,044
12/31/19	$1,119,155	$1,692,068	$1,081,973
1/31/20	$1,034,797	$1,691,405	$1,002,373
2/29/20	$980,433	$1,552,170	$951,852
3/31/20	$801,684	$1,360,457	$829,928
4/30/20	$812,976	$1,534,859	$817,160
5/31/20	$865,669	$1,607,961	$852,628
6/30/20	$897,574	$1,639,939	$872,087
7/31/20	$960,064	$1,732,407	$921,862
8/31/20	$1,039,596	$1,856,933	$984,209
9/30/20	$1,002,599	$1,786,376	$951,225
10/31/20	$1,012,111	$1,738,869	$964,624
11/30/20	$1,059,673	$1,929,213	$998,506
12/31/20	$1,128,298	$2,003,388	$1,048,173
1/31/21	$1,168,390	$1,983,162	$1,075,695
2/28/21	$1,246,665	$2,037,848	$1,145,298
3/31/21	$1,225,664	$2,127,097	$1,120,709
4/30/21	$1,338,303	$2,240,617	$1,213,623
5/31/21	$1,386,032	$2,256,266	$1,246,735
6/30/21	$1,407,938	$2,308,938	$1,269,816
7/31/21	$1,452,009	$2,363,787	$1,293,162
8/31/21	$1,445,050	$2,435,659	$1,289,337
9/30/21	$1,510,126	$2,322,377	$1,353,485
10/31/21	$1,555,028	$2,485,087	$1,388,460
11/30/21	$1,441,592	$2,467,868	$1,286,956
12/31/21	$1,506,055	$2,578,469	$1,332,324
1/31/22	$1,619,898	$2,445,041	$1,449,286
2/28/22	$1,731,370	$2,371,833	$1,539,572
3/31/22	$1,872,789	$2,459,898	$1,672,699
4/30/22	$1,948,509	$2,245,390	$1,741,960
5/31/22	$1,983,844	$2,249,509	$1,768,524
6/30/22	$1,731,259	$2,063,826	$1,577,974
7/31/22	$1,838,945	$2,254,120	$1,645,235
8/31/22	$1,800,288	$2,162,193	$1,646,684
9/30/22	$1,582,720	$1,963,058	$1,513,164
10/31/22	$1,637,931	$2,121,990	$1,543,292
11/30/22	$1,683,941	$2,240,575	$1,585,550
12/31/22	$1,639,339	$2,111,486	$1,546,738
1/31/23	$1,639,339	$2,244,159	$1,539,159
2/28/23	$1,555,529	$2,189,404	$1,466,834
3/31/23	$1,572,183	$2,269,786	$1,463,813
4/30/23	$1,559,306	$2,305,214	$1,452,813
5/31/23	$1,451,606	$2,315,234	$1,370,928
6/30/23	$1,500,773	$2,468,213	$1,426,304
7/31/23	$1,603,790	$2,547,505	$1,515,539
8/31/23	$1,588,572	$2,506,944	$1,503,927
9/30/23	$1,568,671	$2,387,418	$1,493,485
10/31/23	$1,567,500	$2,337,219	$1,497,452
11/30/23	$1,548,770	$2,550,667	$1,463,719
12/31/23	$1,518,495	$2,666,546	$1,424,350
1/31/24	$1,529,048	$2,711,355	$1,430,017
2/29/24	$1,498,561	$2,856,129	$1,408,983
3/31/24	$1,554,015	$2,948,024	$1,455,593
4/30/24	$1,577,632	$2,827,613	$1,494,763
5/31/24	$1,611,877	$2,967,819	$1,521,005
6/30/24	$1,591,006	$3,074,311	$1,497,612
7/31/24	$1,538,569	$3,111,733	$1,437,167
8/31/24	$1,538,569	$3,187,213	$1,437,867
9/30/24	$1,619,644	$3,255,283	$1,507,770
10/31/24	$1,577,559	$3,225,762	$1,479,828
11/30/24	$1,581,166	$3,415,118	$1,485,847
12/31/24	$1,589,748	$3,333,707	$1,500,992
1/31/25	$1,657,448	$3,426,543	$1,560,338
2/28/25	$1,684,044	$3,381,833	$1,572,492
3/31/25	$1,760,280	$3,191,285	$1,634,276
4/30/25	$1,673,968	$3,169,646	$1,555,686
5/31/25	$1,654,517	$3,369,158	$1,546,719
6/30/25	$1,702,547	$3,540,489	$1,583,976
7/31/25	$1,702,547	$3,619,947	$1,576,783
8/31/25	$1,766,205	$3,693,330	$1,607,158
9/30/25	$1,801,811	$3,828,137	$1,641,720
10/31/25	$1,853,071	$3,917,767	$1,689,234
11/30/25	$1,901,769	$3,927,370	$1,743,329
12/31/25	$1,896,065	$3,929,774	$1,737,729
1/31/26	$2,063,211	$3,986,756	$1,917,837
2/28/26	$2,099,774	$3,956,458	$1,938,908
3/31/26	$2,300,872	$3,759,445	$2,161,975

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	30.71%	13.42%	8.69%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,560,350,000
Holdings Count | Holding	1,192
Advisory Fees Paid, Amount	$ 18,179,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064156
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	I-2
Trading Symbol	PCRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$130	1.13%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,087,500	$1,003,877	$1,085,121
5/31/16	$1,079,688	$1,021,904	$1,083,071
6/30/16	$1,135,748	$1,024,552	$1,127,811
7/31/16	$1,079,352	$1,062,326	$1,070,163
8/31/16	$1,058,987	$1,063,818	$1,051,305
9/30/16	$1,100,018	$1,064,019	$1,084,233
10/31/16	$1,093,723	$1,044,610	$1,078,936
11/30/16	$1,103,165	$1,083,297	$1,093,324
12/31/16	$1,125,245	$1,104,710	$1,113,031
1/31/17	$1,134,701	$1,125,662	$1,114,539
2/28/17	$1,136,277	$1,170,357	$1,116,866
3/31/17	$1,106,936	$1,171,723	$1,087,140
4/30/17	$1,089,466	$1,183,756	$1,070,772
5/31/17	$1,071,997	$1,200,415	$1,056,550
6/30/17	$1,061,974	$1,207,907	$1,054,519
7/31/17	$1,091,382	$1,232,745	$1,078,363
8/31/17	$1,097,917	$1,236,519	$1,082,709
9/30/17	$1,096,206	$1,262,026	$1,081,096
10/31/17	$1,124,657	$1,291,476	$1,104,278
11/30/17	$1,117,963	$1,331,085	$1,099,184
12/31/17	$1,154,561	$1,345,885	$1,132,000
1/31/18	$1,176,797	$1,422,942	$1,154,481
2/28/18	$1,151,140	$1,370,497	$1,134,514
3/31/18	$1,151,140	$1,335,668	$1,127,463
4/30/18	$1,178,508	$1,340,793	$1,156,602
5/31/18	$1,195,612	$1,373,082	$1,172,987
6/30/18	$1,155,830	$1,381,533	$1,131,979
7/31/18	$1,127,937	$1,432,945	$1,107,819
8/31/18	$1,110,503	$1,479,638	$1,088,206
9/30/18	$1,130,556	$1,488,060	$1,109,073
10/31/18	$1,091,571	$1,386,351	$1,085,131
11/30/18	$1,066,763	$1,414,602	$1,079,020
12/31/18	$994,255	$1,286,877	$1,004,702
1/31/19	$1,060,899	$1,390,001	$1,059,422
2/28/19	$1,080,712	$1,434,632	$1,070,147
3/31/19	$1,087,553	$1,462,509	$1,068,237
4/30/19	$1,091,172	$1,521,726	$1,063,734
5/31/19	$1,047,742	$1,425,023	$1,027,944
6/30/19	$1,081,246	$1,525,453	$1,055,550
7/31/19	$1,073,903	$1,547,377	$1,048,450
8/31/19	$1,042,695	$1,522,866	$1,024,131
9/30/19	$1,050,550	$1,551,360	$1,036,161
10/31/19	$1,074,765	$1,584,962	$1,057,112
11/30/19	$1,048,687	$1,642,494	$1,030,044
12/31/19	$1,115,680	$1,692,068	$1,081,973
1/31/20	$1,031,301	$1,691,405	$1,002,373
2/29/20	$978,798	$1,552,170	$951,852
3/31/20	$799,879	$1,360,457	$829,928
4/30/20	$809,290	$1,534,859	$817,160
5/31/20	$861,988	$1,607,961	$852,628
6/30/20	$893,841	$1,639,939	$872,087
7/31/20	$956,334	$1,732,407	$921,862
8/31/20	$1,035,871	$1,856,933	$984,209
9/30/20	$998,672	$1,786,376	$951,225
10/31/20	$1,006,281	$1,738,869	$964,624
11/30/20	$1,053,836	$1,929,213	$998,506
12/31/20	$1,124,121	$2,003,388	$1,048,173
1/31/21	$1,162,292	$1,983,162	$1,075,695
2/28/21	$1,240,541	$2,037,848	$1,145,298
3/31/21	$1,219,548	$2,127,097	$1,120,709
4/30/21	$1,332,151	$2,240,617	$1,213,623
5/31/21	$1,379,864	$2,256,266	$1,246,735
6/30/21	$1,401,791	$2,308,938	$1,269,816
7/31/21	$1,443,566	$2,363,787	$1,293,162
8/31/21	$1,438,924	$2,435,659	$1,289,337
9/30/21	$1,503,590	$2,322,377	$1,353,485
10/31/21	$1,548,508	$2,485,087	$1,388,460
11/30/21	$1,432,666	$2,467,868	$1,286,956
12/31/21	$1,496,724	$2,578,469	$1,332,324
1/31/22	$1,610,580	$2,445,041	$1,449,286
2/28/22	$1,722,063	$2,371,833	$1,539,572
3/31/22	$1,863,189	$2,459,898	$1,672,699
4/30/22	$1,936,404	$2,245,390	$1,741,960
5/31/22	$1,971,749	$2,249,509	$1,768,524
6/30/22	$1,721,410	$2,063,826	$1,577,974
7/31/22	$1,829,171	$2,254,120	$1,645,235
8/31/22	$1,787,724	$2,162,193	$1,646,684
9/30/22	$1,575,254	$1,963,058	$1,513,164
10/31/22	$1,627,456	$2,121,990	$1,543,292
11/30/22	$1,673,516	$2,240,575	$1,585,550
12/31/22	$1,631,762	$2,111,486	$1,546,738
1/31/23	$1,628,405	$2,244,159	$1,539,159
2/28/23	$1,544,467	$2,189,404	$1,466,834
3/31/23	$1,561,976	$2,269,786	$1,463,813
4/30/23	$1,549,077	$2,305,214	$1,452,813
5/31/23	$1,441,193	$2,315,234	$1,370,928
6/30/23	$1,490,444	$2,468,213	$1,426,304
7/31/23	$1,592,465	$2,547,505	$1,515,539
8/31/23	$1,577,221	$2,506,944	$1,503,927
9/30/23	$1,557,285	$2,387,418	$1,493,485
10/31/23	$1,556,113	$2,337,219	$1,497,452
11/30/23	$1,537,350	$2,550,667	$1,463,719
12/31/23	$1,506,804	$2,666,546	$1,424,350
1/31/24	$1,518,539	$2,711,355	$1,430,017
2/29/24	$1,486,854	$2,856,129	$1,408,983
3/31/24	$1,542,043	$2,948,024	$1,455,593
4/30/24	$1,565,676	$2,827,613	$1,494,763
5/31/24	$1,598,762	$2,967,819	$1,521,005
6/30/24	$1,577,581	$3,074,311	$1,497,612
7/31/24	$1,527,499	$3,111,733	$1,437,167
8/31/24	$1,526,307	$3,187,213	$1,437,867
9/30/24	$1,607,341	$3,255,283	$1,507,770
10/31/24	$1,565,233	$3,225,762	$1,479,828
11/30/24	$1,568,842	$3,415,118	$1,485,847
12/31/24	$1,576,968	$3,333,707	$1,500,992
1/31/25	$1,643,482	$3,426,543	$1,560,338
2/28/25	$1,668,878	$3,381,833	$1,572,492
3/31/25	$1,744,808	$3,191,285	$1,634,276
4/30/25	$1,658,480	$3,169,646	$1,555,686
5/31/25	$1,639,026	$3,369,158	$1,546,719
6/30/25	$1,688,000	$3,540,489	$1,583,976
7/31/25	$1,688,000	$3,619,947	$1,576,783
8/31/25	$1,750,426	$3,693,330	$1,607,158
9/30/25	$1,785,705	$3,828,137	$1,641,720
10/31/25	$1,836,981	$3,917,767	$1,689,234
11/30/25	$1,884,412	$3,927,370	$1,743,329
12/31/25	$1,878,366	$3,929,774	$1,737,729
1/31/26	$2,042,952	$3,986,756	$1,917,837
2/28/26	$2,079,527	$3,956,458	$1,938,908
3/31/26	$2,279,380	$3,759,445	$2,161,975

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	30.64%	13.32%	8.59%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,560,350,000
Holdings Count | Holding	1,192
Advisory Fees Paid, Amount	$ 18,179,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000088664
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class R
Trading Symbol	PCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$195	1.70%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,877	$10,039	$10,851
5/31/16	$10,795	$10,219	$10,831
6/30/16	$11,350	$10,246	$11,278
7/31/16	$10,781	$10,623	$10,702
8/31/16	$10,569	$10,638	$10,513
9/30/16	$10,961	$10,640	$10,842
10/31/16	$10,896	$10,446	$10,789
11/30/16	$10,994	$10,833	$10,933
12/31/16	$11,206	$11,047	$11,130
1/31/17	$11,288	$11,257	$11,145
2/28/17	$11,304	$11,704	$11,169
3/31/17	$11,003	$11,717	$10,871
4/30/17	$10,822	$11,838	$10,708
5/31/17	$10,658	$12,004	$10,565
6/30/17	$10,559	$12,079	$10,545
7/31/17	$10,829	$12,327	$10,784
8/31/17	$10,897	$12,365	$10,827
9/30/17	$10,879	$12,620	$10,811
10/31/17	$11,139	$12,915	$11,043
11/30/17	$11,070	$13,311	$10,992
12/31/17	$11,431	$13,459	$11,320
1/31/18	$11,643	$14,229	$11,545
2/28/18	$11,395	$13,705	$11,345
3/31/18	$11,378	$13,357	$11,275
4/30/18	$11,660	$13,408	$11,566
5/31/18	$11,819	$13,731	$11,730
6/30/18	$11,412	$13,815	$11,320
7/31/18	$11,124	$14,329	$11,078
8/31/18	$10,944	$14,796	$10,882
9/30/18	$11,152	$14,881	$11,091
10/31/18	$10,750	$13,864	$10,851
11/30/18	$10,512	$14,146	$10,790
12/31/18	$9,783	$12,869	$10,047
1/31/19	$10,433	$13,900	$10,594
2/28/19	$10,618	$14,346	$10,701
3/31/19	$10,676	$14,625	$10,682
4/30/19	$10,713	$15,217	$10,637
5/31/19	$10,285	$14,250	$10,279
6/30/19	$10,618	$15,255	$10,555
7/31/19	$10,524	$15,474	$10,485
8/31/19	$10,221	$15,229	$10,241
9/30/19	$10,287	$15,514	$10,362
10/31/19	$10,516	$15,850	$10,571
11/30/19	$10,267	$16,425	$10,300
12/31/19	$10,899	$16,921	$10,820
1/31/20	$10,090	$16,914	$10,024
2/29/20	$9,551	$15,522	$9,519
3/31/20	$7,798	$13,605	$8,299
4/30/20	$7,895	$15,349	$8,172
5/31/20	$8,416	$16,080	$8,526
6/30/20	$8,714	$16,399	$8,721
7/31/20	$9,335	$17,324	$9,219
8/31/20	$10,092	$18,569	$9,842
9/30/20	$9,716	$17,864	$9,512
10/31/20	$9,794	$17,389	$9,646
11/30/20	$10,261	$19,292	$9,985
12/31/20	$10,923	$20,034	$10,482
1/31/21	$11,313	$19,832	$10,757
2/28/21	$12,054	$20,378	$11,453
3/31/21	$11,859	$21,271	$11,207
4/30/21	$12,932	$22,406	$12,136
5/31/21	$13,380	$22,563	$12,467
6/30/21	$13,594	$23,089	$12,698
7/31/21	$14,002	$23,638	$12,932
8/31/21	$13,930	$24,357	$12,893
9/30/21	$14,553	$23,224	$13,535
10/31/21	$14,968	$24,851	$13,885
11/30/21	$13,869	$24,679	$12,870
12/31/21	$14,482	$25,785	$13,323
1/31/22	$15,558	$24,450	$14,493
2/28/22	$16,634	$23,718	$15,396
3/31/22	$17,976	$24,599	$16,727
4/30/22	$18,681	$22,454	$17,420
5/31/22	$19,021	$22,495	$17,685
6/30/22	$16,572	$20,638	$15,780
7/31/22	$17,608	$22,541	$16,452
8/31/22	$17,205	$21,622	$16,467
9/30/22	$15,142	$19,631	$15,132
10/31/22	$15,658	$21,220	$15,433
11/30/22	$16,077	$22,406	$15,856
12/31/22	$15,670	$21,115	$15,467
1/31/23	$15,634	$22,442	$15,392
2/28/23	$14,854	$21,894	$14,668
3/31/23	$14,974	$22,698	$14,638
4/30/23	$14,849	$23,052	$14,528
5/31/23	$13,818	$23,152	$13,709
6/30/23	$14,278	$24,682	$14,263
7/31/23	$15,247	$25,475	$15,155
8/31/23	$15,098	$25,069	$15,039
9/30/23	$14,899	$23,874	$14,935
10/31/23	$14,874	$23,372	$14,975
11/30/23	$14,688	$25,507	$14,637
12/31/23	$14,390	$26,665	$14,244
1/31/24	$14,489	$27,114	$14,300
2/29/24	$14,191	$28,561	$14,090
3/31/24	$14,708	$29,480	$14,556
4/30/24	$14,921	$28,276	$14,948
5/31/24	$15,233	$29,678	$15,210
6/30/24	$15,029	$30,743	$14,976
7/31/24	$14,537	$31,117	$14,372
8/31/24	$14,512	$31,872	$14,379
9/30/24	$15,283	$32,553	$15,078
10/31/24	$14,876	$32,258	$14,798
11/30/24	$14,902	$34,151	$14,858
12/31/24	$14,962	$33,337	$15,010
1/31/25	$15,588	$34,265	$15,603
2/28/25	$15,831	$33,818	$15,725
3/31/25	$16,550	$31,913	$16,343
4/30/25	$15,715	$31,696	$15,557
5/31/25	$15,523	$33,692	$15,467
6/30/25	$15,970	$35,405	$15,840
7/31/25	$15,970	$36,199	$15,768
8/31/25	$16,552	$36,933	$16,072
9/30/25	$16,874	$38,281	$16,417
10/31/25	$17,350	$39,178	$16,892
11/30/25	$17,785	$39,274	$17,433
12/31/25	$17,736	$39,298	$17,377
1/31/26	$19,274	$39,868	$19,178
2/28/26	$19,606	$39,565	$19,389
3/31/26	$21,477	$37,594	$21,620

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	29.77%	12.61%	7.94%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,560,350,000
Holdings Count | Holding	1,192
Advisory Fees Paid, Amount	$ 18,179,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class R shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class R shares of the Fund.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class R shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class R shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200453
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	I-3
Trading Symbol	PCRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$136	1.18%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,087,101	$1,003,877	$1,085,121
5/31/16	$1,079,178	$1,021,904	$1,083,071
6/30/16	$1,135,150	$1,024,552	$1,127,811
7/31/16	$1,078,799	$1,062,326	$1,070,163
8/31/16	$1,058,366	$1,063,818	$1,051,305
9/30/16	$1,099,489	$1,064,019	$1,084,233
10/31/16	$1,093,074	$1,044,610	$1,078,936
11/30/16	$1,102,352	$1,083,297	$1,093,324
12/31/16	$1,124,498	$1,104,710	$1,113,031
1/31/17	$1,133,777	$1,125,662	$1,114,539
2/28/17	$1,135,216	$1,170,357	$1,116,866
3/31/17	$1,106,049	$1,171,723	$1,087,140
4/30/17	$1,088,508	$1,183,756	$1,070,772
5/31/17	$1,070,967	$1,200,415	$1,056,550
6/30/17	$1,061,052	$1,207,907	$1,054,519
7/31/17	$1,090,209	$1,232,745	$1,078,363
8/31/17	$1,096,580	$1,236,519	$1,082,709
9/30/17	$1,095,061	$1,262,026	$1,081,096
10/31/17	$1,123,255	$1,291,476	$1,104,278
11/30/17	$1,116,449	$1,331,085	$1,099,184
12/31/17	$1,153,089	$1,345,885	$1,132,000
1/31/18	$1,175,082	$1,422,942	$1,154,481
2/28/18	$1,149,405	$1,370,497	$1,134,514
3/31/18	$1,149,259	$1,335,668	$1,127,463
4/30/18	$1,178,083	$1,340,793	$1,156,602
5/31/18	$1,195,157	$1,373,082	$1,172,987
6/30/18	$1,156,010	$1,381,533	$1,131,979
7/31/18	$1,128,154	$1,432,945	$1,107,819
8/31/18	$1,109,004	$1,479,638	$1,088,206
9/30/18	$1,129,378	$1,488,060	$1,109,073
10/31/18	$1,090,433	$1,386,351	$1,085,131
11/30/18	$1,065,651	$1,414,602	$1,079,020
12/31/18	$992,718	$1,286,877	$1,004,702
1/31/19	$1,061,058	$1,390,001	$1,059,422
2/28/19	$1,079,042	$1,434,632	$1,070,147
3/31/19	$1,085,758	$1,462,509	$1,068,237
4/30/19	$1,089,371	$1,521,726	$1,063,734
5/31/19	$1,046,013	$1,425,023	$1,027,944
6/30/19	$1,081,131	$1,525,453	$1,055,550
7/31/19	$1,071,969	$1,547,377	$1,048,450
8/31/19	$1,040,818	$1,522,866	$1,024,131
9/30/19	$1,048,474	$1,551,360	$1,036,161
10/31/19	$1,072,641	$1,584,962	$1,057,112
11/30/19	$1,048,474	$1,642,494	$1,030,044
12/31/19	$1,113,227	$1,692,068	$1,081,973
1/31/20	$1,030,904	$1,691,405	$1,002,373
2/29/20	$976,646	$1,552,170	$951,852
3/31/20	$797,978	$1,360,457	$829,928
4/30/20	$807,366	$1,534,859	$817,160
5/31/20	$861,817	$1,607,961	$852,628
6/30/20	$891,801	$1,639,939	$872,087
7/31/20	$954,152	$1,732,407	$921,862
8/31/20	$1,033,507	$1,856,933	$984,209
9/30/20	$996,320	$1,786,376	$951,225
10/31/20	$1,005,809	$1,738,869	$964,624
11/30/20	$1,053,253	$1,929,213	$998,506
12/31/20	$1,121,219	$2,003,388	$1,048,173
1/31/21	$1,161,194	$1,983,162	$1,075,695
2/28/21	$1,237,338	$2,037,848	$1,145,298
3/31/21	$1,218,302	$2,127,097	$1,120,709
4/30/21	$1,328,711	$2,240,617	$1,213,623
5/31/21	$1,376,301	$2,256,266	$1,246,735
6/30/21	$1,398,412	$2,308,938	$1,269,816
7/31/21	$1,440,086	$2,363,787	$1,293,162
8/31/21	$1,435,456	$2,435,659	$1,289,337
9/30/21	$1,499,742	$2,322,377	$1,353,485
10/31/21	$1,544,546	$2,485,087	$1,388,460
11/30/21	$1,429,000	$2,467,868	$1,286,956
12/31/21	$1,492,725	$2,578,469	$1,332,324
1/31/22	$1,606,277	$2,445,041	$1,449,286
2/28/22	$1,717,462	$2,371,833	$1,539,572
3/31/22	$1,858,229	$2,459,898	$1,672,699
4/30/22	$1,931,249	$2,245,390	$1,741,960
5/31/22	$1,966,500	$2,249,509	$1,768,524
6/30/22	$1,716,445	$2,063,826	$1,577,974
7/31/22	$1,823,895	$2,254,120	$1,645,235
8/31/22	$1,782,568	$2,162,193	$1,646,684
9/30/22	$1,570,583	$1,963,058	$1,513,164
10/31/22	$1,622,630	$2,121,990	$1,543,292
11/30/22	$1,668,553	$2,240,575	$1,585,550
12/31/22	$1,626,160	$2,111,486	$1,546,738
1/31/23	$1,622,814	$2,244,159	$1,539,159
2/28/23	$1,542,510	$2,189,404	$1,466,834
3/31/23	$1,556,517	$2,269,786	$1,463,813
4/30/23	$1,543,663	$2,305,214	$1,452,813
5/31/23	$1,437,324	$2,315,234	$1,370,928
6/30/23	$1,485,235	$2,468,213	$1,426,304
7/31/23	$1,586,900	$2,547,505	$1,515,539
8/31/23	$1,571,708	$2,506,944	$1,503,927
9/30/23	$1,551,843	$2,387,418	$1,493,485
10/31/23	$1,550,674	$2,337,219	$1,497,452
11/30/23	$1,531,977	$2,550,667	$1,463,719
12/31/23	$1,501,270	$2,666,546	$1,424,350
1/31/24	$1,512,963	$2,711,355	$1,430,017
2/29/24	$1,481,394	$2,856,129	$1,408,983
3/31/24	$1,536,241	$2,948,024	$1,455,593
4/30/24	$1,559,785	$2,827,613	$1,494,763
5/31/24	$1,592,747	$2,967,819	$1,521,005
6/30/24	$1,571,661	$3,074,311	$1,497,612
7/31/24	$1,520,579	$3,111,733	$1,437,167
8/31/24	$1,520,579	$3,187,213	$1,437,867
9/30/24	$1,601,116	$3,255,283	$1,507,770
10/31/24	$1,559,171	$3,225,762	$1,479,828
11/30/24	$1,561,568	$3,415,118	$1,485,847
12/31/24	$1,570,426	$3,333,707	$1,500,992
1/31/25	$1,636,664	$3,426,543	$1,560,338
2/28/25	$1,661,954	$3,381,833	$1,572,492
3/31/25	$1,738,535	$3,191,285	$1,634,276
4/30/25	$1,652,577	$3,169,646	$1,555,686
5/31/25	$1,633,206	$3,369,158	$1,546,719
6/30/25	$1,680,564	$3,540,489	$1,583,976
7/31/25	$1,680,564	$3,619,947	$1,576,783
8/31/25	$1,742,715	$3,693,330	$1,607,158
9/30/25	$1,777,593	$3,828,137	$1,641,720
10/31/25	$1,828,636	$3,917,767	$1,689,234
11/30/25	$1,875,852	$3,927,370	$1,743,329
12/31/25	$1,870,703	$3,929,774	$1,737,729
1/31/26	$2,033,203	$3,986,756	$1,917,837
2/28/26	$2,069,603	$3,956,458	$1,938,908
3/31/26	$2,268,504	$3,759,445	$2,161,975

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	30.48%	13.24%	8.54%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,560,350,000
Holdings Count | Holding	1,192
Advisory Fees Paid, Amount	$ 18,179,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000103229
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	Class A
Trading Symbol	PZRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$265	2.48%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Inflation Response Index ("Index"), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Positioning within precious metals, including a discretionary long gold versus short silver relative value position, detracted from relative performance versus the Index, as silver outperformed gold.

  Long exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within agriculture, including underweight exposure to soybeans and soybean oil, and overweight exposure to coffee, detracted from relative performance versus the Index, as soybeans and soybean oil posted positive returns while coffee posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/16	$9,455	$10,000	$10,000
4/30/16	$9,710	$10,038	$10,214
5/31/16	$9,583	$10,041	$10,093
6/30/16	$9,907	$10,221	$10,460
7/31/16	$9,977	$10,286	$10,469
8/31/16	$9,919	$10,274	$10,344
9/30/16	$10,058	$10,268	$10,432
10/31/16	$10,012	$10,190	$10,297
11/30/16	$9,803	$9,949	$10,088
12/31/16	$9,912	$9,963	$10,157
1/31/17	$10,098	$9,982	$10,267
2/28/17	$10,191	$10,049	$10,391
3/31/17	$10,119	$10,044	$10,325
4/30/17	$10,166	$10,122	$10,338
5/31/17	$10,154	$10,199	$10,331
6/30/17	$10,117	$10,189	$10,283
7/31/17	$10,283	$10,233	$10,405
8/31/17	$10,437	$10,325	$10,512
9/30/17	$10,403	$10,276	$10,442
10/31/17	$10,463	$10,282	$10,466
11/30/17	$10,546	$10,268	$10,523
12/31/17	$10,700	$10,316	$10,672
1/31/18	$10,737	$10,197	$10,702
2/28/18	$10,528	$10,100	$10,506
3/31/18	$10,688	$10,165	$10,598
4/30/18	$10,725	$10,089	$10,632
5/31/18	$10,725	$10,161	$10,671
6/30/18	$10,660	$10,149	$10,596
7/31/18	$10,610	$10,151	$10,522
8/31/18	$10,547	$10,216	$10,481
9/30/18	$10,557	$10,151	$10,453
10/31/18	$10,378	$10,070	$10,314
11/30/18	$10,366	$10,131	$10,407
12/31/18	$10,267	$10,317	$10,260
1/31/19	$10,650	$10,426	$10,625
2/28/19	$10,732	$10,420	$10,643
3/31/19	$10,801	$10,620	$10,728
4/30/19	$10,828	$10,623	$10,726
5/31/19	$10,746	$10,812	$10,738
6/30/19	$10,925	$10,947	$10,980
7/31/19	$10,966	$10,971	$11,012
8/31/19	$11,007	$11,256	$11,124
9/30/19	$10,990	$11,196	$11,092
10/31/19	$11,114	$11,230	$11,229
11/30/19	$11,004	$11,224	$11,118
12/31/19	$11,239	$11,216	$11,317
1/31/20	$11,197	$11,432	$11,285
2/29/20	$10,975	$11,638	$11,096
3/31/20	$10,000	$11,569	$10,410
4/30/20	$10,404	$11,775	$10,671
5/31/20	$10,668	$11,830	$10,824
6/30/20	$10,927	$11,904	$10,991
7/31/20	$11,402	$12,082	$11,390
8/31/20	$11,625	$11,984	$11,615
9/30/20	$11,444	$11,978	$11,416
10/31/20	$11,374	$11,924	$11,383
11/30/20	$11,807	$12,041	$11,654
12/31/20	$12,241	$12,058	$11,979
1/31/21	$12,339	$11,971	$12,016
2/28/21	$12,409	$11,799	$12,059
3/31/21	$12,395	$11,651	$12,016
4/30/21	$12,900	$11,743	$12,457
5/31/21	$13,194	$11,782	$12,729
6/30/21	$13,203	$11,864	$12,728
7/31/21	$13,477	$11,997	$13,015
8/31/21	$13,535	$11,974	$13,035
9/30/21	$13,416	$11,871	$12,972
10/31/21	$13,655	$11,867	$13,237
11/30/21	$13,401	$11,902	$13,030
12/31/21	$13,856	$11,872	$13,324
1/31/22	$13,716	$11,616	$13,328
2/28/22	$13,888	$11,487	$13,538
3/31/22	$14,281	$11,168	$13,708
4/30/22	$14,138	$10,744	$13,541
5/31/22	$14,043	$10,813	$13,398
6/30/22	$13,313	$10,643	$12,736
7/31/22	$13,832	$10,903	$13,162
8/31/22	$13,459	$10,595	$12,884
9/30/22	$12,417	$10,138	$12,038
10/31/22	$12,751	$10,006	$12,198
11/30/22	$13,136	$10,374	$12,602
12/31/22	$13,104	$10,327	$12,507
1/31/23	$13,405	$10,645	$12,866
2/28/23	$13,051	$10,370	$12,499
3/31/23	$13,263	$10,633	$12,758
4/30/23	$13,334	$10,698	$12,775
5/31/23	$12,997	$10,581	$12,494
6/30/23	$13,157	$10,544	$12,635
7/31/23	$13,582	$10,536	$12,904
8/31/23	$13,458	$10,469	$12,742
9/30/23	$13,175	$10,203	$12,444
10/31/23	$13,157	$10,042	$12,447
11/30/23	$13,600	$10,497	$12,773
12/31/23	$13,883	$10,898	$13,034
1/31/24	$13,954	$10,868	$12,965
2/29/24	$13,901	$10,715	$12,892
3/31/24	$14,184	$10,814	$13,157
4/30/24	$13,971	$10,541	$13,063
5/31/24	$14,255	$10,719	$13,316
6/30/24	$14,265	$10,821	$13,343
7/31/24	$14,480	$11,074	$13,493
8/31/24	$14,659	$11,233	$13,711
9/30/24	$15,031	$11,383	$14,091
10/31/24	$14,741	$11,101	$13,882
11/30/24	$14,832	$11,218	$13,927
12/31/24	$14,601	$11,035	$13,712
1/31/25	$14,913	$11,093	$14,039
2/28/25	$15,206	$11,337	$14,272
3/31/25	$15,481	$11,342	$14,539
4/30/25	$15,389	$11,386	$14,514
5/31/25	$15,408	$11,305	$14,517
6/30/25	$15,690	$11,478	$14,688
7/31/25	$15,746	$11,448	$14,642
8/31/25	$16,226	$11,585	$14,975
9/30/25	$16,575	$11,711	$15,261
10/31/25	$16,779	$11,785	$15,404
11/30/25	$16,965	$11,858	$15,665
12/31/25	$16,963	$11,840	$15,655
1/31/26	$17,319	$11,853	$16,222
2/28/26	$17,901	$12,047	$16,678
3/31/26	$17,563	$11,835	$16,601

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.45%	7.22%	6.39%
Class A (including sales charge)	7.23%	6.00%	5.79%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Supplemental IndexFootnote Reference1	14.18%	6.68%	5.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,252,767,000
Holdings Count | Holding	1,151
Advisory Fees Paid, Amount	$ 7,277,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,252,767
# of Portfolio Holdings	1,151
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$7,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.3%
U.S. Government Agencies	33.5%
Sovereign Issues	10.3%
Asset-Backed Securities	5.7%
Real Estate Investment Trusts	4.0%
Corporate Bonds & Notes	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Commodities	0.6%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	49.7%
Affiliated Investments	10.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(76.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000103232
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	Institutional Class
Trading Symbol	PIRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$220	2.06%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Inflation Response Index ("Index"), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Positioning within precious metals, including a discretionary long gold versus short silver relative value position, detracted from relative performance versus the Index, as silver outperformed gold.

  Long exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within agriculture, including underweight exposure to soybeans and soybean oil, and overweight exposure to coffee, detracted from relative performance versus the Index, as soybeans and soybean oil posted positive returns while coffee posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,764	$1,003,838	$1,021,450
5/31/16	$1,013,382	$1,004,096	$1,009,312
6/30/16	$1,047,445	$1,022,137	$1,046,015
7/31/16	$1,055,961	$1,028,599	$1,046,921
8/31/16	$1,049,878	$1,027,423	$1,034,384
9/30/16	$1,064,477	$1,026,821	$1,043,189
10/31/16	$1,060,827	$1,018,967	$1,029,747
11/30/16	$1,038,929	$994,865	$1,008,841
12/31/16	$1,050,152	$996,268	$1,015,652
1/31/17	$1,070,935	$998,223	$1,026,739
2/28/17	$1,081,938	$1,004,932	$1,039,131
3/31/17	$1,074,142	$1,004,405	$1,032,464
4/30/17	$1,079,069	$1,012,156	$1,033,841
5/31/17	$1,077,837	$1,019,947	$1,033,116
6/30/17	$1,074,865	$1,018,920	$1,028,297
7/31/17	$1,093,569	$1,023,305	$1,040,508
8/31/17	$1,111,026	$1,032,484	$1,051,159
9/30/17	$1,107,579	$1,027,566	$1,044,203
10/31/17	$1,113,894	$1,028,161	$1,046,631
11/30/17	$1,122,734	$1,026,841	$1,052,319
12/31/17	$1,140,349	$1,031,554	$1,067,210
1/31/18	$1,144,259	$1,019,674	$1,070,217
2/28/18	$1,122,103	$1,010,008	$1,050,580
3/31/18	$1,139,046	$1,016,485	$1,059,819
4/30/18	$1,144,259	$1,008,925	$1,063,152
5/31/18	$1,144,259	$1,016,126	$1,067,138
6/30/18	$1,138,320	$1,014,876	$1,059,566
7/31/18	$1,134,335	$1,015,117	$1,052,174
8/31/18	$1,126,365	$1,021,649	$1,048,116
9/30/18	$1,128,717	$1,015,070	$1,045,290
10/31/18	$1,109,793	$1,007,049	$1,031,449
11/30/18	$1,108,441	$1,013,060	$1,040,725
12/31/18	$1,098,099	$1,031,671	$1,025,978
1/31/19	$1,140,166	$1,042,627	$1,062,464
2/28/19	$1,148,870	$1,042,023	$1,064,276
3/31/19	$1,157,573	$1,062,032	$1,072,826
4/30/19	$1,160,474	$1,062,304	$1,072,645
5/31/19	$1,151,771	$1,081,161	$1,073,805
6/30/19	$1,171,647	$1,094,739	$1,098,043
7/31/19	$1,176,013	$1,097,147	$1,101,232
8/31/19	$1,181,835	$1,125,576	$1,112,428
9/30/19	$1,179,885	$1,119,581	$1,109,239
10/31/19	$1,193,044	$1,122,953	$1,122,899
11/30/19	$1,182,809	$1,122,381	$1,111,848
12/31/19	$1,208,198	$1,121,599	$1,131,703
1/31/20	$1,203,756	$1,143,184	$1,128,479
2/29/20	$1,180,066	$1,163,759	$1,109,566
3/31/20	$1,074,941	$1,156,911	$1,040,978
4/30/20	$1,120,841	$1,177,476	$1,067,102
5/31/20	$1,148,973	$1,182,959	$1,082,355
6/30/20	$1,177,392	$1,190,410	$1,099,058
7/31/20	$1,227,873	$1,208,191	$1,139,022
8/31/20	$1,254,598	$1,198,439	$1,161,486
9/30/20	$1,233,812	$1,197,782	$1,141,558
10/31/20	$1,227,873	$1,192,434	$1,138,261
11/30/20	$1,275,384	$1,204,134	$1,165,399
12/31/20	$1,321,288	$1,205,794	$1,197,899
1/31/21	$1,333,232	$1,197,148	$1,201,594
2/28/21	$1,340,696	$1,179,861	$1,205,906
3/31/21	$1,340,696	$1,165,128	$1,201,594
4/30/21	$1,394,444	$1,174,333	$1,245,653
5/31/21	$1,427,289	$1,178,169	$1,272,899
6/30/21	$1,428,815	$1,186,447	$1,272,754
7/31/21	$1,459,575	$1,199,713	$1,301,486
8/31/21	$1,465,727	$1,197,429	$1,303,478
9/30/21	$1,454,280	$1,187,061	$1,297,174
10/31/21	$1,479,850	$1,186,734	$1,323,732
11/30/21	$1,452,682	$1,190,245	$1,303,007
12/31/21	$1,503,996	$1,187,200	$1,332,355
1/31/22	$1,487,359	$1,161,622	$1,332,754
2/28/22	$1,507,324	$1,148,663	$1,353,841
3/31/22	$1,550,403	$1,116,751	$1,370,761
4/30/22	$1,535,186	$1,074,373	$1,354,058
5/31/22	$1,525,042	$1,081,300	$1,339,783
6/30/22	$1,446,220	$1,064,336	$1,273,587
7/31/22	$1,503,307	$1,090,343	$1,316,232
8/31/22	$1,463,519	$1,059,533	$1,288,442
9/30/22	$1,352,117	$1,013,755	$1,203,768
10/31/22	$1,387,840	$1,000,624	$1,219,819
11/30/22	$1,430,708	$1,037,423	$1,260,181
12/31/22	$1,426,937	$1,032,743	$1,250,689
1/31/23	$1,461,002	$1,064,515	$1,286,595
2/28/23	$1,421,259	$1,036,991	$1,249,928
3/31/23	$1,447,754	$1,063,333	$1,275,761
4/30/23	$1,453,432	$1,069,778	$1,277,500
5/31/23	$1,417,474	$1,058,130	$1,249,420
6/30/23	$1,436,399	$1,054,356	$1,263,479
7/31/23	$1,483,711	$1,053,621	$1,290,435
8/31/23	$1,470,464	$1,046,891	$1,274,167
9/30/23	$1,440,184	$1,020,288	$1,244,421
10/31/23	$1,438,292	$1,004,186	$1,244,674
11/30/23	$1,487,496	$1,049,662	$1,277,283
12/31/23	$1,519,708	$1,089,842	$1,303,406
1/31/24	$1,527,288	$1,086,849	$1,296,486
2/29/24	$1,521,603	$1,071,494	$1,289,239
3/31/24	$1,554,799	$1,081,388	$1,315,688
4/30/24	$1,532,046	$1,054,074	$1,306,341
5/31/24	$1,562,383	$1,071,944	$1,331,594
6/30/24	$1,565,012	$1,082,092	$1,334,312
7/31/24	$1,588,027	$1,107,367	$1,349,348
8/31/24	$1,609,124	$1,123,279	$1,371,051
9/30/24	$1,650,922	$1,138,319	$1,409,058
10/31/24	$1,619,882	$1,110,090	$1,388,152
11/30/24	$1,629,582	$1,121,827	$1,392,718
12/31/24	$1,603,074	$1,103,468	$1,371,160
1/31/25	$1,640,446	$1,109,322	$1,403,949
2/28/25	$1,671,918	$1,133,729	$1,427,174
3/31/25	$1,704,866	$1,134,155	$1,453,913
4/30/25	$1,693,054	$1,138,613	$1,451,377
5/31/25	$1,696,992	$1,130,460	$1,451,739
6/30/25	$1,728,825	$1,147,843	$1,468,768
7/31/25	$1,734,779	$1,144,815	$1,464,239
8/31/25	$1,790,356	$1,158,507	$1,497,464
9/30/25	$1,827,931	$1,171,145	$1,526,051
10/31/25	$1,849,906	$1,178,462	$1,540,399
11/30/25	$1,871,881	$1,185,785	$1,566,522
12/31/25	$1,871,594	$1,184,031	$1,565,544
1/31/26	$1,912,017	$1,185,295	$1,622,210
2/28/26	$1,976,694	$1,204,706	$1,667,790
3/31/26	$1,940,313	$1,183,475	$1,660,145

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.81%	7.67%	6.85%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Supplemental IndexFootnote Reference1	14.18%	6.68%	5.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,252,767,000
Holdings Count | Holding	1,151
Advisory Fees Paid, Amount	$ 7,277,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,252,767
# of Portfolio Holdings	1,151
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$7,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.3%
U.S. Government Agencies	33.5%
Sovereign Issues	10.3%
Asset-Backed Securities	5.7%
Real Estate Investment Trusts	4.0%
Corporate Bonds & Notes	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Commodities	0.6%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	49.7%
Affiliated Investments	10.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(76.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000103233
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	I-2
Trading Symbol	PPRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$231	2.16%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Inflation Response Index ("Index"), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Positioning within precious metals, including a discretionary long gold versus short silver relative value position, detracted from relative performance versus the Index, as silver outperformed gold.

  Long exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within agriculture, including underweight exposure to soybeans and soybean oil, and overweight exposure to coffee, detracted from relative performance versus the Index, as soybeans and soybean oil posted positive returns while coffee posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,764	$1,003,838	$1,021,450
5/31/16	$1,014,599	$1,004,096	$1,009,312
6/30/16	$1,048,662	$1,022,137	$1,046,015
7/31/16	$1,057,178	$1,028,599	$1,046,921
8/31/16	$1,051,095	$1,027,423	$1,034,384
9/30/16	$1,065,693	$1,026,821	$1,043,189
10/31/16	$1,062,044	$1,018,967	$1,029,747
11/30/16	$1,040,146	$994,865	$1,008,841
12/31/16	$1,050,948	$996,268	$1,015,652
1/31/17	$1,071,722	$998,223	$1,026,739
2/28/17	$1,082,721	$1,004,932	$1,039,131
3/31/17	$1,074,746	$1,004,405	$1,032,464
4/30/17	$1,079,671	$1,012,156	$1,033,841
5/31/17	$1,078,440	$1,019,947	$1,033,116
6/30/17	$1,075,337	$1,018,920	$1,028,297
7/31/17	$1,092,781	$1,023,305	$1,040,508
8/31/17	$1,110,226	$1,032,484	$1,051,159
9/30/17	$1,106,537	$1,027,566	$1,044,203
10/31/17	$1,114,107	$1,028,161	$1,046,631
11/30/17	$1,122,939	$1,026,841	$1,052,319
12/31/17	$1,139,002	$1,031,554	$1,067,210
1/31/18	$1,144,209	$1,019,674	$1,070,217
2/28/18	$1,122,080	$1,010,008	$1,050,580
3/31/18	$1,139,002	$1,016,485	$1,059,819
4/30/18	$1,142,907	$1,008,925	$1,063,152
5/31/18	$1,142,907	$1,016,126	$1,067,138
6/30/18	$1,136,902	$1,014,876	$1,059,566
7/31/18	$1,132,923	$1,015,117	$1,052,174
8/31/18	$1,124,963	$1,021,649	$1,048,116
9/30/18	$1,127,032	$1,015,070	$1,045,290
10/31/18	$1,109,485	$1,007,049	$1,031,449
11/30/18	$1,106,786	$1,013,060	$1,040,725
12/31/18	$1,096,256	$1,031,671	$1,025,978
1/31/19	$1,138,253	$1,042,627	$1,062,464
2/28/19	$1,146,942	$1,042,023	$1,064,276
3/31/19	$1,155,631	$1,062,032	$1,072,826
4/30/19	$1,158,527	$1,062,304	$1,072,645
5/31/19	$1,149,838	$1,081,161	$1,073,805
6/30/19	$1,169,478	$1,094,739	$1,098,043
7/31/19	$1,173,837	$1,097,147	$1,101,232
8/31/19	$1,179,648	$1,125,576	$1,112,428
9/30/19	$1,178,872	$1,119,581	$1,109,239
10/31/19	$1,190,544	$1,122,953	$1,122,899
11/30/19	$1,180,331	$1,122,381	$1,111,848
12/31/19	$1,205,297	$1,121,599	$1,131,703
1/31/20	$1,200,866	$1,143,184	$1,128,479
2/29/20	$1,177,233	$1,163,759	$1,109,566
3/31/20	$1,072,360	$1,156,911	$1,040,978
4/30/20	$1,116,673	$1,177,476	$1,067,102
5/31/20	$1,146,214	$1,182,959	$1,082,355
6/30/20	$1,172,974	$1,190,410	$1,099,058
7/31/20	$1,224,810	$1,208,191	$1,139,022
8/31/20	$1,249,987	$1,198,439	$1,161,486
9/30/20	$1,229,253	$1,197,782	$1,141,558
10/31/20	$1,223,329	$1,192,434	$1,138,261
11/30/20	$1,270,721	$1,204,134	$1,165,399
12/31/20	$1,317,619	$1,205,794	$1,197,899
1/31/21	$1,328,041	$1,197,148	$1,201,594
2/28/21	$1,336,974	$1,179,861	$1,205,906
3/31/21	$1,335,485	$1,165,128	$1,201,594
4/30/21	$1,390,572	$1,174,333	$1,245,653
5/31/21	$1,421,838	$1,178,169	$1,272,899
6/30/21	$1,423,176	$1,186,447	$1,272,754
7/31/21	$1,453,848	$1,199,713	$1,301,486
8/31/21	$1,459,983	$1,197,429	$1,303,478
9/30/21	$1,448,476	$1,187,061	$1,297,174
10/31/21	$1,473,971	$1,186,734	$1,323,732
11/30/21	$1,446,882	$1,190,245	$1,303,007
12/31/21	$1,498,025	$1,187,200	$1,332,355
1/31/22	$1,481,436	$1,161,622	$1,332,754
2/28/22	$1,501,343	$1,148,663	$1,353,841
3/31/22	$1,544,158	$1,116,751	$1,370,761
4/30/22	$1,528,987	$1,074,373	$1,354,058
5/31/22	$1,518,872	$1,081,300	$1,339,783
6/30/22	$1,440,226	$1,064,336	$1,273,587
7/31/22	$1,497,145	$1,090,343	$1,316,232
8/31/22	$1,455,749	$1,059,533	$1,288,442
9/30/22	$1,346,019	$1,013,755	$1,203,768
10/31/22	$1,379,848	$1,000,624	$1,219,819
11/30/22	$1,424,359	$1,037,423	$1,260,181
12/31/22	$1,419,645	$1,032,743	$1,250,689
1/31/23	$1,453,581	$1,064,515	$1,286,595
2/28/23	$1,413,990	$1,036,991	$1,249,928
3/31/23	$1,438,499	$1,063,333	$1,275,761
4/30/23	$1,446,040	$1,069,778	$1,277,500
5/31/23	$1,410,219	$1,058,130	$1,249,420
6/30/23	$1,429,072	$1,054,356	$1,263,479
7/31/23	$1,474,320	$1,053,621	$1,290,435
8/31/23	$1,463,008	$1,046,891	$1,274,167
9/30/23	$1,432,843	$1,020,288	$1,244,421
10/31/23	$1,430,957	$1,004,186	$1,244,674
11/30/23	$1,478,090	$1,049,662	$1,277,283
12/31/23	$1,510,143	$1,089,842	$1,303,406
1/31/24	$1,517,684	$1,086,849	$1,296,486
2/29/24	$1,512,028	$1,071,494	$1,289,239
3/31/24	$1,544,701	$1,081,388	$1,315,688
4/30/24	$1,522,068	$1,054,074	$1,306,341
5/31/24	$1,552,245	$1,071,944	$1,331,594
6/30/24	$1,554,554	$1,082,092	$1,334,312
7/31/24	$1,577,443	$1,107,367	$1,349,348
8/31/24	$1,598,425	$1,123,279	$1,371,051
9/30/24	$1,639,176	$1,138,319	$1,409,058
10/31/24	$1,608,321	$1,110,090	$1,388,152
11/30/24	$1,617,963	$1,121,827	$1,392,718
12/31/24	$1,592,955	$1,103,468	$1,371,160
1/31/25	$1,628,137	$1,109,322	$1,403,949
2/28/25	$1,661,364	$1,133,729	$1,427,174
3/31/25	$1,691,838	$1,134,155	$1,453,913
4/30/25	$1,680,103	$1,138,613	$1,451,377
5/31/25	$1,684,014	$1,130,460	$1,451,739
6/30/25	$1,715,323	$1,147,843	$1,468,768
7/31/25	$1,721,237	$1,144,815	$1,464,239
8/31/25	$1,776,443	$1,158,507	$1,497,464
9/30/25	$1,813,377	$1,171,145	$1,526,051
10/31/25	$1,837,185	$1,178,462	$1,540,399
11/30/25	$1,857,025	$1,185,785	$1,566,522
12/31/25	$1,858,236	$1,184,031	$1,565,544
1/31/26	$1,896,364	$1,185,295	$1,622,210
2/28/26	$1,960,580	$1,204,706	$1,667,790
3/31/26	$1,924,458	$1,183,475	$1,660,145

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	13.75%	7.58%	6.77%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Supplemental IndexFootnote Reference1	14.18%	6.68%	5.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,252,767,000
Holdings Count | Holding	1,151
Advisory Fees Paid, Amount	$ 7,277,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,252,767
# of Portfolio Holdings	1,151
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$7,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.3%
U.S. Government Agencies	33.5%
Sovereign Issues	10.3%
Asset-Backed Securities	5.7%
Real Estate Investment Trusts	4.0%
Corporate Bonds & Notes	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Commodities	0.6%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	49.7%
Affiliated Investments	10.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(76.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000237486
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	I-3
Trading Symbol	PFRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$236	2.21%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Inflation Response Index ("Index"), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Positioning within precious metals, including a discretionary long gold versus short silver relative value position, detracted from relative performance versus the Index, as silver outperformed gold.

  Long exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within agriculture, including underweight exposure to soybeans and soybean oil, and overweight exposure to coffee, detracted from relative performance versus the Index, as soybeans and soybean oil posted positive returns while coffee posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,641	$1,003,838	$1,021,450
5/31/16	$1,013,131	$1,004,096	$1,009,312
6/30/16	$1,047,059	$1,022,137	$1,046,015
7/31/16	$1,055,438	$1,028,599	$1,046,921
8/31/16	$1,049,224	$1,027,423	$1,034,384
9/30/16	$1,063,684	$1,026,821	$1,043,189
10/31/16	$1,059,902	$1,018,967	$1,029,747
11/30/16	$1,037,896	$994,865	$1,008,841
12/31/16	$1,048,974	$996,268	$1,015,652
1/31/17	$1,069,599	$998,223	$1,026,739
2/28/17	$1,080,464	$1,004,932	$1,039,131
3/31/17	$1,072,543	$1,004,405	$1,032,464
4/30/17	$1,077,330	$1,012,156	$1,033,841
5/31/17	$1,075,964	$1,019,947	$1,033,116
6/30/17	$1,072,864	$1,018,920	$1,028,297
7/31/17	$1,091,396	$1,023,305	$1,040,508
8/31/17	$1,108,679	$1,032,484	$1,051,159
9/30/17	$1,105,102	$1,027,566	$1,044,203
10/31/17	$1,111,261	$1,028,161	$1,046,631
11/30/17	$1,119,942	$1,026,841	$1,052,319
12/31/17	$1,137,371	$1,031,554	$1,067,210
1/31/18	$1,141,125	$1,019,674	$1,070,217
2/28/18	$1,118,901	$1,010,008	$1,050,580
3/31/18	$1,135,652	$1,016,485	$1,059,819
4/30/18	$1,140,709	$1,008,925	$1,063,152
5/31/18	$1,140,564	$1,016,126	$1,067,138
6/30/18	$1,134,504	$1,014,876	$1,059,566
7/31/18	$1,130,389	$1,015,117	$1,052,174
8/31/18	$1,122,304	$1,021,649	$1,048,116
9/30/18	$1,124,510	$1,015,070	$1,045,290
10/31/18	$1,105,513	$1,007,049	$1,031,449
11/30/18	$1,104,030	$1,013,060	$1,040,725
12/31/18	$1,093,590	$1,031,671	$1,025,978
1/31/19	$1,135,342	$1,042,627	$1,062,464
2/28/19	$1,143,878	$1,042,023	$1,064,276
3/31/19	$1,152,397	$1,062,032	$1,072,826
4/30/19	$1,155,143	$1,062,304	$1,072,645
5/31/19	$1,146,333	$1,081,161	$1,073,805
6/30/19	$1,165,973	$1,094,739	$1,098,043
7/31/19	$1,170,169	$1,097,147	$1,101,232
8/31/19	$1,175,813	$1,125,576	$1,112,428
9/30/19	$1,173,727	$1,119,581	$1,109,239
10/31/19	$1,186,667	$1,122,953	$1,122,899
11/30/19	$1,176,341	$1,122,381	$1,111,848
12/31/19	$1,201,440	$1,121,599	$1,131,703
1/31/20	$1,196,869	$1,143,184	$1,128,479
2/29/20	$1,173,172	$1,163,759	$1,109,566
3/31/20	$1,068,522	$1,156,911	$1,040,978
4/30/20	$1,114,011	$1,177,476	$1,067,102
5/31/20	$1,141,830	$1,182,959	$1,082,355
6/30/20	$1,169,929	$1,190,410	$1,099,058
7/31/20	$1,219,939	$1,208,191	$1,139,022
8/31/20	$1,246,335	$1,198,439	$1,161,486
9/30/20	$1,225,534	$1,197,782	$1,141,558
10/31/20	$1,219,478	$1,192,434	$1,138,261
11/30/20	$1,266,510	$1,204,134	$1,165,399
12/31/20	$1,311,930	$1,205,794	$1,197,899
1/31/21	$1,323,621	$1,197,148	$1,201,594
2/28/21	$1,330,878	$1,179,861	$1,205,906
3/31/21	$1,330,708	$1,165,128	$1,201,594
4/30/21	$1,383,887	$1,174,333	$1,245,653
5/31/21	$1,416,305	$1,178,169	$1,272,899
6/30/21	$1,417,644	$1,186,447	$1,272,754
7/31/21	$1,447,981	$1,199,713	$1,301,486
8/31/21	$1,453,902	$1,197,429	$1,303,478
9/30/21	$1,442,369	$1,187,061	$1,297,174
10/31/21	$1,467,542	$1,186,734	$1,323,732
11/30/21	$1,440,419	$1,190,245	$1,303,007
12/31/21	$1,491,114	$1,187,200	$1,332,355
1/31/22	$1,474,431	$1,161,622	$1,332,754
2/28/22	$1,494,053	$1,148,663	$1,353,841
3/31/22	$1,536,557	$1,116,751	$1,370,761
4/30/22	$1,521,287	$1,074,373	$1,354,058
5/31/22	$1,511,043	$1,081,300	$1,339,783
6/30/22	$1,432,762	$1,064,336	$1,273,587
7/31/22	$1,489,135	$1,090,343	$1,316,232
8/31/22	$1,449,534	$1,059,533	$1,288,442
9/30/22	$1,337,344	$1,013,755	$1,203,768
10/31/22	$1,372,723	$1,000,624	$1,219,819
11/30/22	$1,416,947	$1,037,423	$1,260,181
12/31/22	$1,413,329	$1,032,743	$1,250,689
1/31/23	$1,445,195	$1,064,515	$1,286,595
2/28/23	$1,405,831	$1,036,991	$1,249,928
3/31/23	$1,432,074	$1,063,333	$1,275,761
4/30/23	$1,437,697	$1,069,778	$1,277,500
5/31/23	$1,403,957	$1,058,130	$1,249,420
6/30/23	$1,422,701	$1,054,356	$1,263,479
7/31/23	$1,467,688	$1,053,621	$1,290,435
8/31/23	$1,456,441	$1,046,891	$1,274,167
9/30/23	$1,426,450	$1,020,288	$1,244,421
10/31/23	$1,424,576	$1,004,186	$1,244,674
11/30/23	$1,471,437	$1,049,662	$1,277,283
12/31/23	$1,504,132	$1,089,842	$1,303,406
1/31/24	$1,511,644	$1,086,849	$1,296,486
2/29/24	$1,506,010	$1,071,494	$1,289,239
3/31/24	$1,536,771	$1,081,388	$1,315,688
4/30/24	$1,514,227	$1,054,074	$1,306,341
5/31/24	$1,544,286	$1,071,944	$1,331,594
6/30/24	$1,546,580	$1,082,092	$1,334,312
7/31/24	$1,569,379	$1,107,367	$1,349,348
8/31/24	$1,590,279	$1,123,279	$1,371,051
9/30/24	$1,631,250	$1,138,319	$1,409,058
10/31/24	$1,600,508	$1,110,090	$1,388,152
11/30/24	$1,610,114	$1,121,827	$1,392,718
12/31/24	$1,585,077	$1,103,468	$1,371,160
1/31/25	$1,620,128	$1,109,322	$1,403,949
2/28/25	$1,651,284	$1,133,729	$1,427,174
3/31/25	$1,683,496	$1,134,155	$1,453,913
4/30/25	$1,671,805	$1,138,613	$1,451,377
5/31/25	$1,675,702	$1,130,460	$1,451,739
6/30/25	$1,704,795	$1,147,843	$1,468,768
7/31/25	$1,712,651	$1,144,815	$1,464,239
8/31/25	$1,765,680	$1,158,507	$1,497,464
9/30/25	$1,802,247	$1,171,145	$1,526,051
10/31/25	$1,825,960	$1,178,462	$1,540,399
11/30/25	$1,845,722	$1,185,785	$1,566,522
12/31/25	$1,846,771	$1,184,031	$1,565,544
1/31/26	$1,884,745	$1,185,295	$1,622,210
2/28/26	$1,950,702	$1,204,706	$1,667,790
3/31/26	$1,912,727	$1,183,475	$1,660,145

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	13.62%	7.53%	6.70%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Supplemental IndexFootnote Reference1	14.18%	6.68%	5.20%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,252,767,000
Holdings Count | Holding	1,151
Advisory Fees Paid, Amount	$ 7,277,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,252,767
# of Portfolio Holdings	1,151
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$7,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.3%
U.S. Government Agencies	33.5%
Sovereign Issues	10.3%
Asset-Backed Securities	5.7%
Real Estate Investment Trusts	4.0%
Corporate Bonds & Notes	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Commodities	0.6%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	49.7%
Affiliated Investments	10.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(76.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026605
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Real Return Fund
Class Name	Institutional Class
Trading Symbol	PRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$198	2.01%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index (“Index”), as agency MBS spreads tightened.

  Interest rate strategies in the U.S., including a yield curve steepening position, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Long exposure to short and intermediate maturity eurozone breakeven inflation contributed to relative performance versus the Index, as short to intermediate eurozone breakeven inflation rose.

  Overweight exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

  Active currency strategies, including short exposure to the Australian dollar and the Taiwan dollar, detracted from relative performance versus the Index, as both currencies appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,010,079	$1,003,838	$1,006,582
5/31/16	$995,812	$1,004,096	$994,538
6/30/16	$1,035,099	$1,022,137	$1,031,970
7/31/16	$1,066,552	$1,028,599	$1,061,243
8/31/16	$1,065,571	$1,027,423	$1,058,631
9/30/16	$1,071,015	$1,026,821	$1,056,295
10/31/16	$1,055,599	$1,018,967	$1,041,202
11/30/16	$1,011,229	$994,865	$1,004,104
12/31/16	$1,004,405	$996,268	$995,278
1/31/17	$1,019,411	$998,223	$1,007,449
2/28/17	$1,035,533	$1,004,932	$1,021,918
3/31/17	$1,033,383	$1,004,405	$1,016,397
4/30/17	$1,042,416	$1,012,156	$1,028,591
5/31/17	$1,041,530	$1,019,947	$1,028,417
6/30/17	$1,028,038	$1,018,920	$1,012,226
7/31/17	$1,031,945	$1,023,305	$1,014,409
8/31/17	$1,055,936	$1,032,484	$1,040,244
9/30/17	$1,044,712	$1,027,566	$1,027,235
10/31/17	$1,052,069	$1,028,161	$1,031,578
11/30/17	$1,062,321	$1,026,841	$1,042,661
12/31/17	$1,093,055	$1,031,554	$1,070,330
1/31/18	$1,077,909	$1,019,674	$1,056,738
2/28/18	$1,044,980	$1,010,008	$1,022,720
3/31/18	$1,064,042	$1,016,485	$1,043,810
4/30/18	$1,067,182	$1,008,925	$1,046,683
5/31/18	$1,063,589	$1,016,126	$1,049,329
6/30/18	$1,081,530	$1,014,876	$1,059,305
7/31/18	$1,072,017	$1,015,117	$1,049,755
8/31/18	$1,076,661	$1,021,649	$1,059,579
9/30/18	$1,050,893	$1,015,070	$1,030,875
10/31/18	$1,003,660	$1,007,049	$983,708
11/30/18	$1,011,801	$1,013,060	$995,872
12/31/18	$1,021,783	$1,031,671	$1,008,075
1/31/19	$1,051,102	$1,042,627	$1,032,736
2/28/19	$1,040,973	$1,042,023	$1,026,439
3/31/19	$1,088,649	$1,062,032	$1,072,443
4/30/19	$1,085,879	$1,062,304	$1,070,486
5/31/19	$1,140,385	$1,081,161	$1,122,830
6/30/19	$1,137,473	$1,094,739	$1,123,969
7/31/19	$1,152,168	$1,097,147	$1,140,962
8/31/19	$1,244,558	$1,125,576	$1,237,294
9/30/19	$1,206,330	$1,119,581	$1,187,329
10/31/19	$1,197,450	$1,122,953	$1,188,871
11/30/19	$1,210,605	$1,122,381	$1,199,374
12/31/19	$1,196,533	$1,121,599	$1,183,451
1/31/20	$1,280,439	$1,143,184	$1,261,340
2/29/20	$1,314,883	$1,163,759	$1,312,648
3/31/20	$1,294,774	$1,156,911	$1,293,909
4/30/20	$1,382,788	$1,177,476	$1,377,732
5/31/20	$1,376,006	$1,182,959	$1,361,219
6/30/20	$1,399,610	$1,190,410	$1,379,833
7/31/20	$1,499,208	$1,208,191	$1,470,780
8/31/20	$1,488,267	$1,198,439	$1,464,406
9/30/20	$1,484,239	$1,197,782	$1,457,789
10/31/20	$1,459,791	$1,192,434	$1,432,489
11/30/20	$1,508,839	$1,204,134	$1,473,081
12/31/20	$1,522,085	$1,205,794	$1,483,198
1/31/21	$1,512,693	$1,197,148	$1,467,087
2/28/21	$1,422,260	$1,179,861	$1,379,571
3/31/21	$1,392,068	$1,165,128	$1,352,773
4/30/21	$1,424,633	$1,174,333	$1,380,483
5/31/21	$1,456,729	$1,178,169	$1,416,733
6/30/21	$1,507,700	$1,186,447	$1,462,575
7/31/21	$1,572,776	$1,199,713	$1,527,867
8/31/21	$1,570,609	$1,197,429	$1,525,926
9/30/21	$1,538,031	$1,187,061	$1,494,390
10/31/21	$1,572,851	$1,186,734	$1,533,878
11/30/21	$1,633,589	$1,190,245	$1,594,287
12/31/21	$1,632,591	$1,187,200	$1,587,359
1/31/22	$1,530,681	$1,161,622	$1,495,173
2/28/22	$1,533,254	$1,148,663	$1,499,734
3/31/22	$1,487,265	$1,116,751	$1,446,709
4/30/22	$1,378,155	$1,074,373	$1,340,828
5/31/22	$1,291,155	$1,081,300	$1,260,968
6/30/22	$1,194,742	$1,064,336	$1,171,656
7/31/22	$1,300,076	$1,090,343	$1,275,708
8/31/22	$1,246,558	$1,059,533	$1,222,310
9/30/22	$1,052,920	$1,013,755	$1,033,650
10/31/22	$1,075,002	$1,000,624	$1,056,087
11/30/22	$1,136,325	$1,037,423	$1,115,177
12/31/22	$1,103,730	$1,032,743	$1,080,346
1/31/23	$1,158,089	$1,064,515	$1,134,322
2/28/23	$1,125,589	$1,036,991	$1,106,161
3/31/23	$1,164,435	$1,063,333	$1,143,869
4/30/23	$1,161,223	$1,069,778	$1,139,487
5/31/23	$1,138,614	$1,058,130	$1,121,740
6/30/23	$1,147,847	$1,054,356	$1,127,833
7/31/23	$1,128,615	$1,053,621	$1,106,801
8/31/23	$1,087,472	$1,046,891	$1,067,055
9/30/23	$1,013,316	$1,020,288	$994,382
10/31/23	$967,461	$1,004,186	$948,679
11/30/23	$1,043,338	$1,049,662	$1,025,138
12/31/23	$1,106,680	$1,089,842	$1,092,864
1/31/24	$1,105,894	$1,086,849	$1,081,833
2/29/24	$1,082,338	$1,071,494	$1,058,886
3/31/24	$1,090,351	$1,081,388	$1,069,041
4/30/24	$1,032,198	$1,054,074	$1,009,309
5/31/24	$1,071,987	$1,071,944	$1,047,095
6/30/24	$1,081,734	$1,082,092	$1,056,696
7/31/24	$1,122,341	$1,107,367	$1,094,848
8/31/24	$1,137,734	$1,123,279	$1,109,471
9/30/24	$1,168,293	$1,138,319	$1,139,673
10/31/24	$1,115,157	$1,110,090	$1,088,668
11/30/24	$1,124,664	$1,121,827	$1,096,066
12/31/24	$1,060,895	$1,103,468	$1,034,072
1/31/25	$1,082,378	$1,109,322	$1,053,068
2/28/25	$1,136,501	$1,133,729	$1,104,629
3/31/25	$1,122,934	$1,134,155	$1,088,378
4/30/25	$1,087,401	$1,138,613	$1,058,683
5/31/25	$1,070,068	$1,130,460	$1,040,576
6/30/25	$1,091,781	$1,147,843	$1,058,798
7/31/25	$1,083,034	$1,144,815	$1,050,105
8/31/25	$1,093,397	$1,158,507	$1,055,177
9/30/25	$1,127,244	$1,171,145	$1,088,903
10/31/25	$1,145,562	$1,178,462	$1,105,882
11/30/25	$1,138,870	$1,185,785	$1,097,665
12/31/25	$1,116,263	$1,184,031	$1,079,061
1/31/26	$1,111,519	$1,185,295	$1,072,306
2/28/26	$1,154,208	$1,204,706	$1,114,037
3/31/26	$1,094,336	$1,183,475	$1,060,096

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(2.55%)	(4.70%)	0.91%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	(2.60%)	(4.76%)	0.59%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 196,730,000
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 866,000
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$196,730
# of Portfolio Holdings	615
Portfolio Turnover Rate	162%
Total Net Advisory Fees Paid During the Reporting Period	$866
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	104.4%
U.S. Government Agencies	20.5%
Sovereign Issues	15.5%
Asset-Backed Securities	10.5%
Non-Agency Mortgage-Backed Securities	4.4%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	10.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(67.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.32% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.32% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000096286
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Real Return Fund
Class Name	I-2
Trading Symbol	PRTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$208	2.11%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index (“Index”), as agency MBS spreads tightened.

  Interest rate strategies in the U.S., including a yield curve steepening position, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Long exposure to short and intermediate maturity eurozone breakeven inflation contributed to relative performance versus the Index, as short to intermediate eurozone breakeven inflation rose.

  Overweight exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

  Active currency strategies, including short exposure to the Australian dollar and the Taiwan dollar, detracted from relative performance versus the Index, as both currencies appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,009,995	$1,003,838	$1,006,582
5/31/16	$995,648	$1,004,096	$994,538
6/30/16	$1,034,850	$1,022,137	$1,031,970
7/31/16	$1,066,211	$1,028,599	$1,061,243
8/31/16	$1,065,152	$1,027,423	$1,058,631
9/30/16	$1,070,503	$1,026,821	$1,056,295
10/31/16	$1,055,010	$1,018,967	$1,041,202
11/30/16	$1,010,583	$994,865	$1,004,104
12/31/16	$1,003,672	$996,268	$995,278
1/31/17	$1,018,588	$998,223	$1,007,449
2/28/17	$1,034,619	$1,004,932	$1,021,918
3/31/17	$1,032,380	$1,004,405	$1,016,397
4/30/17	$1,041,326	$1,012,156	$1,028,591
5/31/17	$1,040,353	$1,019,947	$1,028,417
6/30/17	$1,026,786	$1,018,920	$1,012,226
7/31/17	$1,030,607	$1,023,305	$1,014,409
8/31/17	$1,054,478	$1,032,484	$1,040,244
9/30/17	$1,043,180	$1,027,566	$1,027,235
10/31/17	$1,050,437	$1,028,161	$1,031,578
11/30/17	$1,060,585	$1,026,841	$1,042,661
12/31/17	$1,091,176	$1,031,554	$1,070,330
1/31/18	$1,075,968	$1,019,674	$1,056,738
2/28/18	$1,043,017	$1,010,008	$1,022,720
3/31/18	$1,061,954	$1,016,485	$1,043,810
4/30/18	$1,065,005	$1,008,925	$1,046,683
5/31/18	$1,061,330	$1,016,126	$1,049,329
6/30/18	$1,079,143	$1,014,876	$1,059,305
7/31/18	$1,069,563	$1,015,117	$1,049,755
8/31/18	$1,074,097	$1,021,649	$1,059,579
9/30/18	$1,048,312	$1,015,070	$1,030,875
10/31/18	$1,001,110	$1,007,049	$983,708
11/30/18	$1,009,143	$1,013,060	$995,872
12/31/18	$1,019,012	$1,031,671	$1,008,075
1/31/19	$1,048,154	$1,042,627	$1,032,736
2/28/19	$1,037,969	$1,042,023	$1,026,439
3/31/19	$1,085,417	$1,062,032	$1,072,443
4/30/19	$1,082,567	$1,062,304	$1,070,486
5/31/19	$1,136,808	$1,081,161	$1,122,830
6/30/19	$1,133,819	$1,094,739	$1,123,969
7/31/19	$1,148,370	$1,097,147	$1,140,962
8/31/19	$1,240,350	$1,125,576	$1,237,294
9/30/19	$1,202,159	$1,119,581	$1,187,329
10/31/19	$1,193,205	$1,122,953	$1,188,871
11/30/19	$1,206,211	$1,122,381	$1,199,374
12/31/19	$1,192,089	$1,121,599	$1,183,451
1/31/20	$1,275,576	$1,143,184	$1,261,340
2/29/20	$1,309,792	$1,163,759	$1,312,648
3/31/20	$1,289,657	$1,156,911	$1,293,909
4/30/20	$1,377,220	$1,177,476	$1,377,732
5/31/20	$1,370,355	$1,182,959	$1,361,219
6/30/20	$1,393,745	$1,190,410	$1,379,833
7/31/20	$1,492,807	$1,208,191	$1,470,780
8/31/20	$1,481,800	$1,198,439	$1,464,406
9/30/20	$1,477,672	$1,197,782	$1,457,789
10/31/20	$1,453,206	$1,192,434	$1,432,489
11/30/20	$1,501,917	$1,204,134	$1,473,081
12/31/20	$1,514,969	$1,205,794	$1,483,198
1/31/21	$1,505,500	$1,197,148	$1,467,087
2/28/21	$1,415,386	$1,179,861	$1,379,571
3/31/21	$1,385,220	$1,165,128	$1,352,773
4/30/21	$1,417,501	$1,174,333	$1,380,483
5/31/21	$1,449,325	$1,178,169	$1,416,733
6/30/21	$1,499,916	$1,186,447	$1,462,575
7/31/21	$1,564,524	$1,199,713	$1,527,867
8/31/21	$1,562,234	$1,197,429	$1,525,926
9/30/21	$1,529,700	$1,187,061	$1,494,390
10/31/21	$1,564,184	$1,186,734	$1,533,878
11/30/21	$1,624,457	$1,190,245	$1,594,287
12/31/21	$1,623,326	$1,187,200	$1,587,359
1/31/22	$1,521,876	$1,161,622	$1,495,173
2/28/22	$1,524,321	$1,148,663	$1,499,734
3/31/22	$1,478,464	$1,116,751	$1,446,709
4/30/22	$1,369,884	$1,074,373	$1,340,828
5/31/22	$1,283,308	$1,081,300	$1,260,968
6/30/22	$1,187,378	$1,064,336	$1,171,656
7/31/22	$1,291,961	$1,090,343	$1,275,708
8/31/22	$1,238,671	$1,059,533	$1,222,310
9/30/22	$1,046,147	$1,013,755	$1,033,650
10/31/22	$1,067,995	$1,000,624	$1,056,087
11/30/22	$1,128,827	$1,037,423	$1,115,177
12/31/22	$1,096,344	$1,032,743	$1,080,346
1/31/23	$1,150,246	$1,064,515	$1,134,322
2/28/23	$1,117,880	$1,036,991	$1,106,161
3/31/23	$1,156,357	$1,063,333	$1,143,869
4/30/23	$1,153,080	$1,069,778	$1,139,487
5/31/23	$1,130,535	$1,058,130	$1,121,740
6/30/23	$1,139,603	$1,054,356	$1,127,833
7/31/23	$1,120,421	$1,053,621	$1,106,801
8/31/23	$1,079,487	$1,046,891	$1,067,055
9/30/23	$1,005,787	$1,020,288	$994,382
10/31/23	$960,198	$1,004,186	$948,679
11/30/23	$1,035,422	$1,049,662	$1,025,138
12/31/23	$1,098,189	$1,089,842	$1,092,864
1/31/24	$1,097,320	$1,086,849	$1,081,833
2/29/24	$1,073,862	$1,071,494	$1,058,886
3/31/24	$1,081,722	$1,081,388	$1,069,041
4/30/24	$1,023,943	$1,054,074	$1,009,309
5/31/24	$1,063,319	$1,071,944	$1,047,095
6/30/24	$1,072,904	$1,082,092	$1,056,696
7/31/24	$1,113,081	$1,107,367	$1,094,848
8/31/24	$1,128,245	$1,123,279	$1,109,471
9/30/24	$1,158,462	$1,138,319	$1,139,673
10/31/24	$1,105,679	$1,110,090	$1,088,668
11/30/24	$1,115,014	$1,121,827	$1,096,066
12/31/24	$1,051,700	$1,103,468	$1,034,072
1/31/25	$1,072,904	$1,109,322	$1,053,068
2/28/25	$1,126,468	$1,133,729	$1,104,629
3/31/25	$1,112,934	$1,134,155	$1,088,378
4/30/25	$1,077,631	$1,138,613	$1,058,683
5/31/25	$1,060,362	$1,130,460	$1,040,576
6/30/25	$1,081,793	$1,147,843	$1,058,798
7/31/25	$1,073,034	$1,144,815	$1,050,105
8/31/25	$1,083,205	$1,158,507	$1,055,177
9/30/25	$1,116,649	$1,171,145	$1,088,903
10/31/25	$1,134,695	$1,178,462	$1,105,882
11/30/25	$1,127,980	$1,185,785	$1,097,665
12/31/25	$1,105,493	$1,184,031	$1,079,061
1/31/26	$1,100,699	$1,185,295	$1,072,306
2/28/26	$1,142,886	$1,204,706	$1,114,037
3/31/26	$1,083,517	$1,183,475	$1,060,096

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	(2.64%)	(4.79%)	0.81%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	(2.60%)	(4.76%)	0.59%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 196,730,000
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 866,000
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$196,730
# of Portfolio Holdings	615
Portfolio Turnover Rate	162%
Total Net Advisory Fees Paid During the Reporting Period	$866
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	104.4%
U.S. Government Agencies	20.5%
Sovereign Issues	15.5%
Asset-Backed Securities	10.5%
Non-Agency Mortgage-Backed Securities	4.4%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	10.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(67.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.32% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.32% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026608
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class A
Trading Symbol	PRTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,673	$10,038	$10,035
5/31/16	$9,589	$10,041	$9,964
6/30/16	$9,796	$10,221	$10,171
7/31/16	$9,879	$10,286	$10,259
8/31/16	$9,848	$10,274	$10,213
9/30/16	$9,923	$10,268	$10,269
10/31/16	$9,883	$10,190	$10,228
11/30/16	$9,685	$9,949	$10,031
12/31/16	$9,680	$9,963	$10,022
1/31/17	$9,791	$9,982	$10,106
2/28/17	$9,839	$10,049	$10,153
3/31/17	$9,852	$10,044	$10,148
4/30/17	$9,907	$10,122	$10,208
5/31/17	$9,899	$10,199	$10,204
6/30/17	$9,814	$10,189	$10,107
7/31/17	$9,858	$10,233	$10,152
8/31/17	$9,957	$10,325	$10,260
9/30/17	$9,898	$10,276	$10,194
10/31/17	$9,918	$10,282	$10,216
11/30/17	$9,924	$10,268	$10,229
12/31/17	$10,020	$10,316	$10,323
1/31/18	$9,933	$10,197	$10,234
2/28/18	$9,828	$10,100	$10,135
3/31/18	$9,909	$10,165	$10,241
4/30/18	$9,905	$10,089	$10,236
5/31/18	$9,909	$10,161	$10,279
6/30/18	$9,975	$10,149	$10,320
7/31/18	$9,939	$10,151	$10,271
8/31/18	$9,973	$10,216	$10,345
9/30/18	$9,885	$10,151	$10,236
10/31/18	$9,723	$10,070	$10,089
11/30/18	$9,758	$10,131	$10,137
12/31/18	$9,783	$10,317	$10,193
1/31/19	$9,954	$10,426	$10,330
2/28/19	$9,939	$10,420	$10,328
3/31/19	$10,120	$10,620	$10,518
4/30/19	$10,152	$10,623	$10,553
5/31/19	$10,320	$10,812	$10,728
6/30/19	$10,382	$10,947	$10,820
7/31/19	$10,415	$10,971	$10,858
8/31/19	$10,598	$11,256	$11,117
9/30/19	$10,489	$11,196	$10,965
10/31/19	$10,493	$11,230	$10,993
11/30/19	$10,518	$11,224	$11,010
12/31/19	$10,574	$11,216	$11,052
1/31/20	$10,805	$11,432	$11,284
2/29/20	$10,894	$11,638	$11,440
3/31/20	$10,645	$11,569	$11,239
4/30/20	$10,981	$11,775	$11,551
5/31/20	$11,061	$11,830	$11,586
6/30/20	$11,207	$11,904	$11,715
7/31/20	$11,496	$12,082	$11,985
8/31/20	$11,624	$11,984	$12,116
9/30/20	$11,581	$11,978	$12,071
10/31/20	$11,507	$11,924	$11,993
11/30/20	$11,660	$12,041	$12,127
12/31/20	$11,805	$12,058	$12,267
1/31/21	$11,867	$11,971	$12,307
2/28/21	$11,660	$11,799	$12,109
3/31/21	$11,636	$11,651	$12,086
4/30/21	$11,815	$11,743	$12,255
5/31/21	$11,944	$11,782	$12,404
6/30/21	$11,999	$11,864	$12,479
7/31/21	$12,298	$11,997	$12,811
8/31/21	$12,273	$11,974	$12,789
9/30/21	$12,177	$11,871	$12,697
10/31/21	$12,257	$11,867	$12,841
11/30/21	$12,354	$11,902	$12,956
12/31/21	$12,425	$11,872	$12,997
1/31/22	$12,126	$11,616	$12,734
2/28/22	$12,206	$11,487	$12,843
3/31/22	$12,037	$11,168	$12,604
4/30/22	$11,784	$10,744	$12,347
5/31/22	$11,653	$10,813	$12,224
6/30/22	$11,252	$10,643	$11,837
7/31/22	$11,749	$10,903	$12,353
8/31/22	$11,427	$10,595	$12,024
9/30/22	$10,632	$10,138	$11,228
10/31/22	$10,797	$10,006	$11,368
11/30/22	$10,986	$10,374	$11,576
12/31/22	$10,907	$10,327	$11,458
1/31/23	$11,097	$10,645	$11,667
2/28/23	$10,938	$10,370	$11,507
3/31/23	$11,223	$10,633	$11,840
4/30/23	$11,238	$10,698	$11,853
5/31/23	$11,081	$10,581	$11,711
6/30/23	$11,056	$10,544	$11,672
7/31/23	$11,085	$10,536	$11,686
8/31/23	$10,982	$10,469	$11,582
9/30/23	$10,789	$10,203	$11,368
10/31/23	$10,698	$10,042	$11,286
11/30/23	$10,995	$10,497	$11,592
12/31/23	$11,270	$10,898	$11,904
1/31/24	$11,320	$10,868	$11,925
2/29/24	$11,212	$10,715	$11,797
3/31/24	$11,297	$10,814	$11,894
4/30/24	$11,104	$10,541	$11,693
5/31/24	$11,313	$10,719	$11,894
6/30/24	$11,388	$10,821	$11,988
7/31/24	$11,612	$11,074	$12,201
8/31/24	$11,701	$11,233	$12,297
9/30/24	$11,866	$11,383	$12,482
10/31/24	$11,633	$11,101	$12,258
11/30/24	$11,708	$11,218	$12,317
12/31/24	$11,515	$11,035	$12,122
1/31/25	$11,682	$11,093	$12,279
2/28/25	$11,952	$11,337	$12,547
3/31/25	$12,046	$11,342	$12,627
4/30/25	$12,028	$11,386	$12,642
5/31/25	$11,956	$11,305	$12,568
6/30/25	$12,102	$11,478	$12,688
7/31/25	$12,121	$11,448	$12,704
8/31/25	$12,341	$11,585	$12,899
9/30/25	$12,387	$11,711	$12,955
10/31/25	$12,452	$11,785	$13,001
11/30/25	$12,475	$11,858	$13,025
12/31/25	$12,407	$11,840	$12,972
1/31/26	$12,448	$11,853	$13,012
2/28/26	$12,596	$12,047	$13,182
3/31/26	$12,374	$11,835	$13,006

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.72%	1.24%	2.54%
Class A (including sales charge)	(1.13%)	0.47%	2.15%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,754,894,000
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 19,228,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026607
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Administrative Class
Trading Symbol	PARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,129	$1,003,838	$1,003,462
5/31/16	$996,502	$1,004,096	$996,365
6/30/16	$1,018,124	$1,022,137	$1,017,077
7/31/16	$1,026,944	$1,028,599	$1,025,894
8/31/16	$1,023,838	$1,027,423	$1,021,292
9/30/16	$1,031,766	$1,026,821	$1,026,882
10/31/16	$1,027,702	$1,018,967	$1,022,774
11/30/16	$1,007,190	$994,865	$1,003,146
12/31/16	$1,006,896	$996,268	$1,002,162
1/31/17	$1,018,483	$998,223	$1,010,587
2/28/17	$1,023,606	$1,004,932	$1,015,346
3/31/17	$1,025,141	$1,004,405	$1,014,803
4/30/17	$1,030,949	$1,012,156	$1,020,806
5/31/17	$1,030,303	$1,019,947	$1,020,368
6/30/17	$1,021,502	$1,018,920	$1,010,694
7/31/17	$1,026,247	$1,023,305	$1,015,197
8/31/17	$1,036,693	$1,032,484	$1,025,998
9/30/17	$1,030,717	$1,027,566	$1,019,424
10/31/17	$1,032,889	$1,028,161	$1,021,605
11/30/17	$1,033,636	$1,026,841	$1,022,931
12/31/17	$1,043,761	$1,031,554	$1,032,296
1/31/18	$1,034,878	$1,019,674	$1,023,444
2/28/18	$1,024,058	$1,010,008	$1,013,498
3/31/18	$1,032,549	$1,016,485	$1,024,144
4/30/18	$1,032,263	$1,008,925	$1,023,556
5/31/18	$1,032,819	$1,016,126	$1,027,920
6/30/18	$1,039,834	$1,014,876	$1,032,044
7/31/18	$1,036,278	$1,015,117	$1,027,078
8/31/18	$1,039,956	$1,021,649	$1,034,476
9/30/18	$1,030,824	$1,015,070	$1,023,582
10/31/18	$1,014,052	$1,007,049	$1,008,911
11/30/18	$1,017,879	$1,013,060	$1,013,731
12/31/18	$1,020,625	$1,031,671	$1,019,270
1/31/19	$1,038,571	$1,042,627	$1,032,983
2/28/19	$1,037,154	$1,042,023	$1,032,848
3/31/19	$1,056,115	$1,062,032	$1,051,833
4/30/19	$1,059,581	$1,062,304	$1,055,329
5/31/19	$1,077,294	$1,081,161	$1,072,766
6/30/19	$1,083,904	$1,094,739	$1,081,965
7/31/19	$1,087,469	$1,097,147	$1,085,809
8/31/19	$1,106,751	$1,125,576	$1,111,650
9/30/19	$1,095,445	$1,119,581	$1,096,518
10/31/19	$1,095,990	$1,122,953	$1,099,322
11/30/19	$1,098,750	$1,122,381	$1,100,999
12/31/19	$1,104,806	$1,121,599	$1,105,173
1/31/20	$1,129,031	$1,143,184	$1,128,378
2/29/20	$1,138,445	$1,163,759	$1,143,995
3/31/20	$1,112,625	$1,156,911	$1,123,882
4/30/20	$1,147,823	$1,177,476	$1,155,144
5/31/20	$1,156,362	$1,182,959	$1,158,615
6/30/20	$1,171,809	$1,190,410	$1,171,548
7/31/20	$1,202,180	$1,208,191	$1,198,467
8/31/20	$1,215,666	$1,198,439	$1,211,560
9/30/20	$1,211,365	$1,197,782	$1,207,092
10/31/20	$1,203,791	$1,192,434	$1,199,296
11/30/20	$1,219,876	$1,204,134	$1,212,744
12/31/20	$1,235,264	$1,205,794	$1,226,657
1/31/21	$1,241,923	$1,197,148	$1,230,713
2/28/21	$1,220,390	$1,179,861	$1,210,888
3/31/21	$1,218,032	$1,165,128	$1,208,598
4/30/21	$1,236,854	$1,174,333	$1,225,511
5/31/21	$1,250,591	$1,178,169	$1,240,355
6/30/21	$1,256,446	$1,186,447	$1,247,867
7/31/21	$1,287,949	$1,199,713	$1,281,123
8/31/21	$1,285,448	$1,197,429	$1,278,870
9/30/21	$1,275,614	$1,187,061	$1,269,727
10/31/21	$1,284,112	$1,186,734	$1,284,134
11/30/21	$1,294,488	$1,190,245	$1,295,618
12/31/21	$1,302,096	$1,187,200	$1,299,718
1/31/22	$1,270,857	$1,161,622	$1,273,431
2/28/22	$1,279,400	$1,148,663	$1,284,307
3/31/22	$1,261,839	$1,116,751	$1,260,428
4/30/22	$1,235,452	$1,074,373	$1,234,667
5/31/22	$1,221,884	$1,081,300	$1,222,418
6/30/22	$1,180,045	$1,064,336	$1,183,735
7/31/22	$1,232,287	$1,090,343	$1,235,269
8/31/22	$1,198,644	$1,059,533	$1,202,417
9/30/22	$1,115,414	$1,013,755	$1,122,842
10/31/22	$1,132,878	$1,000,624	$1,136,792
11/30/22	$1,152,858	$1,037,423	$1,157,553
12/31/22	$1,144,713	$1,032,743	$1,145,757
1/31/23	$1,164,793	$1,064,515	$1,166,747
2/28/23	$1,148,174	$1,036,991	$1,150,748
3/31/23	$1,178,334	$1,063,333	$1,184,009
4/30/23	$1,180,032	$1,069,778	$1,185,307
5/31/23	$1,163,678	$1,058,130	$1,171,128
6/30/23	$1,161,210	$1,054,356	$1,167,183
7/31/23	$1,164,362	$1,053,621	$1,168,648
8/31/23	$1,153,671	$1,046,891	$1,158,211
9/30/23	$1,133,598	$1,020,288	$1,136,833
10/31/23	$1,124,166	$1,004,186	$1,128,608
11/30/23	$1,155,516	$1,049,662	$1,159,183
12/31/23	$1,184,574	$1,089,842	$1,190,389
1/31/24	$1,189,931	$1,086,849	$1,192,502
2/29/24	$1,178,722	$1,071,494	$1,179,688
3/31/24	$1,187,785	$1,081,388	$1,189,396
4/30/24	$1,167,734	$1,054,074	$1,169,341
5/31/24	$1,189,844	$1,071,944	$1,189,428
6/30/24	$1,197,879	$1,082,092	$1,198,763
7/31/24	$1,221,516	$1,107,367	$1,220,143
8/31/24	$1,231,098	$1,123,279	$1,229,715
9/30/24	$1,248,607	$1,138,319	$1,248,175
10/31/24	$1,224,233	$1,110,090	$1,225,783
11/30/24	$1,232,257	$1,121,827	$1,231,723
12/31/24	$1,212,169	$1,103,468	$1,212,246
1/31/25	$1,229,886	$1,109,322	$1,227,924
2/28/25	$1,258,484	$1,133,729	$1,254,696
3/31/25	$1,268,515	$1,134,155	$1,262,741
4/30/25	$1,266,762	$1,138,613	$1,264,242
5/31/25	$1,259,362	$1,130,460	$1,256,813
6/30/25	$1,274,848	$1,147,843	$1,268,808
7/31/25	$1,277,006	$1,144,815	$1,270,358
8/31/25	$1,300,372	$1,158,507	$1,289,898
9/30/25	$1,305,342	$1,171,145	$1,295,494
10/31/25	$1,312,405	$1,178,462	$1,300,088
11/30/25	$1,314,975	$1,185,785	$1,302,485
12/31/25	$1,307,918	$1,184,031	$1,297,224
1/31/26	$1,312,427	$1,185,295	$1,301,241
2/28/26	$1,328,229	$1,204,706	$1,318,245
3/31/26	$1,304,942	$1,183,475	$1,300,619

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	2.87%	1.39%	2.70%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,754,894,000
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 19,228,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026610
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class C
Trading Symbol	PRTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.52%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,046	$10,038	$10,035
5/31/16	$9,954	$10,041	$9,964
6/30/16	$10,165	$10,221	$10,171
7/31/16	$10,247	$10,286	$10,259
8/31/16	$10,211	$10,274	$10,213
9/30/16	$10,284	$10,268	$10,269
10/31/16	$10,238	$10,190	$10,228
11/30/16	$10,028	$9,949	$10,031
12/31/16	$10,020	$9,963	$10,022
1/31/17	$10,130	$9,982	$10,106
2/28/17	$10,176	$10,049	$10,153
3/31/17	$10,185	$10,044	$10,148
4/30/17	$10,237	$10,122	$10,208
5/31/17	$10,225	$10,199	$10,204
6/30/17	$10,132	$10,189	$10,107
7/31/17	$10,174	$10,233	$10,152
8/31/17	$10,272	$10,325	$10,260
9/30/17	$10,207	$10,276	$10,194
10/31/17	$10,223	$10,282	$10,216
11/30/17	$10,225	$10,268	$10,229
12/31/17	$10,319	$10,316	$10,323
1/31/18	$10,226	$10,197	$10,234
2/28/18	$10,114	$10,100	$10,135
3/31/18	$10,192	$10,165	$10,241
4/30/18	$10,184	$10,089	$10,236
5/31/18	$10,184	$10,161	$10,279
6/30/18	$10,248	$10,149	$10,320
7/31/18	$10,207	$10,151	$10,271
8/31/18	$10,237	$10,216	$10,345
9/30/18	$10,142	$10,151	$10,236
10/31/18	$9,972	$10,070	$10,089
11/30/18	$10,004	$10,131	$10,137
12/31/18	$10,025	$10,317	$10,193
1/31/19	$10,196	$10,426	$10,330
2/28/19	$10,177	$10,420	$10,328
3/31/19	$10,358	$10,620	$10,518
4/30/19	$10,386	$10,623	$10,553
5/31/19	$10,554	$10,812	$10,728
6/30/19	$10,613	$10,947	$10,820
7/31/19	$10,642	$10,971	$10,858
8/31/19	$10,825	$11,256	$11,117
9/30/19	$10,709	$11,196	$10,965
10/31/19	$10,709	$11,230	$10,993
11/30/19	$10,729	$11,224	$11,010
12/31/19	$10,782	$11,216	$11,052
1/31/20	$11,013	$11,432	$11,284
2/29/20	$11,099	$11,638	$11,440
3/31/20	$10,842	$11,569	$11,239
4/30/20	$11,179	$11,775	$11,551
5/31/20	$11,256	$11,830	$11,586
6/30/20	$11,400	$11,904	$11,715
7/31/20	$11,688	$12,082	$11,985
8/31/20	$11,814	$11,984	$12,116
9/30/20	$11,765	$11,978	$12,071
10/31/20	$11,685	$11,924	$11,993
11/30/20	$11,835	$12,041	$12,127
12/31/20	$11,982	$12,058	$12,267
1/31/21	$12,041	$11,971	$12,307
2/28/21	$11,826	$11,799	$12,109
3/31/21	$11,790	$11,651	$12,086
4/30/21	$11,965	$11,743	$12,255
5/31/21	$12,092	$11,782	$12,404
6/30/21	$12,142	$11,864	$12,479
7/31/21	$12,440	$11,997	$12,811
8/31/21	$12,409	$11,974	$12,789
9/30/21	$12,307	$11,871	$12,697
10/31/21	$12,383	$11,867	$12,841
11/30/21	$12,476	$11,902	$12,956
12/31/21	$12,542	$11,872	$12,997
1/31/22	$12,235	$11,616	$12,734
2/28/22	$12,311	$11,487	$12,843
3/31/22	$12,135	$11,168	$12,604
4/30/22	$11,875	$10,744	$12,347
5/31/22	$11,738	$10,813	$12,224
6/30/22	$11,330	$10,643	$11,837
7/31/22	$11,826	$10,903	$12,353
8/31/22	$11,496	$10,595	$12,024
9/30/22	$10,692	$10,138	$11,228
10/31/22	$10,854	$10,006	$11,368
11/30/22	$11,039	$10,374	$11,576
12/31/22	$10,955	$10,327	$11,458
1/31/23	$11,141	$10,645	$11,667
2/28/23	$10,977	$10,370	$11,507
3/31/23	$11,258	$10,633	$11,840
4/30/23	$11,269	$10,698	$11,853
5/31/23	$11,107	$10,581	$11,711
6/30/23	$11,077	$10,544	$11,672
7/31/23	$11,101	$10,536	$11,686
8/31/23	$10,993	$10,469	$11,582
9/30/23	$10,796	$10,203	$11,368
10/31/23	$10,700	$10,042	$11,286
11/30/23	$10,993	$10,497	$11,592
12/31/23	$11,263	$10,898	$11,904
1/31/24	$11,308	$10,868	$11,925
2/29/24	$11,196	$10,715	$11,797
3/31/24	$11,275	$10,814	$11,894
4/30/24	$11,079	$10,541	$11,693
5/31/24	$11,282	$10,719	$11,894
6/30/24	$11,353	$10,821	$11,988
7/31/24	$11,571	$11,074	$12,201
8/31/24	$11,654	$11,233	$12,297
9/30/24	$11,814	$11,383	$12,482
10/31/24	$11,577	$11,101	$12,258
11/30/24	$11,647	$11,218	$12,317
12/31/24	$11,450	$11,035	$12,122
1/31/25	$11,611	$11,093	$12,279
2/28/25	$11,875	$11,337	$12,547
3/31/25	$11,964	$11,342	$12,627
4/30/25	$11,941	$11,386	$12,642
5/31/25	$11,865	$11,305	$12,568
6/30/25	$12,004	$11,478	$12,688
7/31/25	$12,018	$11,448	$12,704
8/31/25	$12,231	$11,585	$12,899
9/30/25	$12,271	$11,711	$12,955
10/31/25	$12,331	$11,785	$13,001
11/30/25	$12,349	$11,858	$13,025
12/31/25	$12,275	$11,840	$12,972
1/31/26	$12,311	$11,853	$13,012
2/28/26	$12,453	$12,047	$13,182
3/31/26	$12,228	$11,835	$13,006

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.21%	0.73%	2.03%
Class C (including sales charge)	1.21%	0.73%	2.03%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,754,894,000
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 19,228,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026606
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Institutional Class
Trading Symbol	PRRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,341	$1,003,838	$1,003,462
5/31/16	$996,918	$1,004,096	$996,365
6/30/16	$1,018,757	$1,022,137	$1,017,077
7/31/16	$1,027,800	$1,028,599	$1,025,894
8/31/16	$1,024,909	$1,027,423	$1,021,292
9/30/16	$1,033,071	$1,026,821	$1,026,882
10/31/16	$1,029,207	$1,018,967	$1,022,774
11/30/16	$1,008,873	$994,865	$1,003,146
12/31/16	$1,008,805	$996,268	$1,002,162
1/31/17	$1,020,617	$998,223	$1,010,587
2/28/17	$1,025,945	$1,004,932	$1,015,346
3/31/17	$1,027,714	$1,004,405	$1,014,803
4/30/17	$1,033,735	$1,012,156	$1,020,806
5/31/17	$1,033,306	$1,019,947	$1,020,368
6/30/17	$1,024,705	$1,018,920	$1,010,694
7/31/17	$1,029,669	$1,023,305	$1,015,197
8/31/17	$1,040,370	$1,032,484	$1,025,998
9/30/17	$1,034,593	$1,027,566	$1,019,424
10/31/17	$1,036,987	$1,028,161	$1,021,605
11/30/17	$1,037,950	$1,026,841	$1,022,931
12/31/17	$1,048,346	$1,031,554	$1,032,296
1/31/18	$1,039,638	$1,019,674	$1,023,444
2/28/18	$1,028,967	$1,010,008	$1,013,498
3/31/18	$1,037,724	$1,016,485	$1,024,144
4/30/18	$1,037,643	$1,008,925	$1,023,556
5/31/18	$1,038,421	$1,016,126	$1,027,920
6/30/18	$1,045,694	$1,014,876	$1,032,044
7/31/18	$1,042,332	$1,015,117	$1,027,078
8/31/18	$1,046,275	$1,021,649	$1,034,476
9/30/18	$1,037,280	$1,015,070	$1,023,582
10/31/18	$1,020,616	$1,007,049	$1,008,911
11/30/18	$1,024,697	$1,013,060	$1,013,731
12/31/18	$1,027,678	$1,031,671	$1,019,270
1/31/19	$1,045,960	$1,042,627	$1,032,983
2/28/19	$1,044,734	$1,042,023	$1,032,848
3/31/19	$1,064,058	$1,062,032	$1,051,833
4/30/19	$1,067,768	$1,062,304	$1,055,329
5/31/19	$1,085,851	$1,081,161	$1,072,766
6/30/19	$1,092,721	$1,094,739	$1,081,965
7/31/19	$1,096,547	$1,097,147	$1,085,809
8/31/19	$1,116,240	$1,125,576	$1,111,650
9/30/19	$1,105,049	$1,119,581	$1,096,518
10/31/19	$1,105,833	$1,122,953	$1,099,322
11/30/19	$1,108,852	$1,122,381	$1,100,999
12/31/19	$1,115,201	$1,121,599	$1,105,173
1/31/20	$1,139,899	$1,143,184	$1,128,378
2/29/20	$1,149,621	$1,163,759	$1,143,995
3/31/20	$1,123,777	$1,156,911	$1,123,882
4/30/20	$1,159,565	$1,177,476	$1,155,144
5/31/20	$1,168,438	$1,182,959	$1,158,615
6/30/20	$1,184,288	$1,190,410	$1,171,548
7/31/20	$1,215,253	$1,208,191	$1,198,467
8/31/20	$1,229,127	$1,198,439	$1,211,560
9/30/20	$1,225,028	$1,197,782	$1,207,092
10/31/20	$1,217,631	$1,192,434	$1,199,296
11/30/20	$1,234,142	$1,204,134	$1,212,744
12/31/20	$1,249,997	$1,205,794	$1,226,657
1/31/21	$1,256,974	$1,197,148	$1,230,713
2/28/21	$1,235,419	$1,179,861	$1,210,888
3/31/21	$1,233,293	$1,165,128	$1,208,598
4/30/21	$1,252,622	$1,174,333	$1,225,511
5/31/21	$1,266,782	$1,178,169	$1,240,355
6/30/21	$1,272,971	$1,186,447	$1,247,867
7/31/21	$1,305,169	$1,199,713	$1,281,123
8/31/21	$1,302,900	$1,197,429	$1,278,870
9/30/21	$1,293,212	$1,187,061	$1,269,727
10/31/21	$1,302,110	$1,186,734	$1,284,134
11/30/21	$1,312,901	$1,190,245	$1,295,618
12/31/21	$1,320,913	$1,187,200	$1,299,718
1/31/22	$1,289,478	$1,161,622	$1,273,431
2/28/22	$1,298,389	$1,148,663	$1,284,307
3/31/22	$1,280,843	$1,116,751	$1,260,428
4/30/22	$1,254,324	$1,074,373	$1,234,667
5/31/22	$1,240,802	$1,081,300	$1,222,418
6/30/22	$1,198,566	$1,064,336	$1,183,735
7/31/22	$1,251,883	$1,090,343	$1,235,269
8/31/22	$1,217,967	$1,059,533	$1,202,417
9/30/22	$1,133,655	$1,013,755	$1,122,842
10/31/22	$1,151,633	$1,000,624	$1,136,792
11/30/22	$1,172,181	$1,037,423	$1,157,553
12/31/22	$1,164,164	$1,032,743	$1,145,757
1/31/23	$1,184,820	$1,064,515	$1,166,747
2/28/23	$1,168,140	$1,036,991	$1,150,748
3/31/23	$1,199,091	$1,063,333	$1,184,009
4/30/23	$1,201,050	$1,069,778	$1,185,307
5/31/23	$1,184,656	$1,058,130	$1,171,128
6/30/23	$1,182,403	$1,054,356	$1,167,183
7/31/23	$1,185,847	$1,053,621	$1,168,648
8/31/23	$1,175,205	$1,046,891	$1,158,211
9/30/23	$1,155,002	$1,020,288	$1,136,833
10/31/23	$1,145,626	$1,004,186	$1,128,608
11/30/23	$1,177,813	$1,049,662	$1,159,183
12/31/23	$1,207,693	$1,089,842	$1,190,389
1/31/24	$1,213,400	$1,086,849	$1,192,502
2/29/24	$1,202,207	$1,071,494	$1,179,688
3/31/24	$1,211,708	$1,081,388	$1,189,396
4/30/24	$1,191,498	$1,054,074	$1,169,341
5/31/24	$1,214,331	$1,071,944	$1,189,428
6/30/24	$1,222,766	$1,082,092	$1,198,763
7/31/24	$1,247,156	$1,107,367	$1,220,143
8/31/24	$1,257,222	$1,123,279	$1,229,715
9/30/24	$1,275,346	$1,138,319	$1,248,175
10/31/24	$1,250,718	$1,110,090	$1,225,783
11/30/24	$1,259,181	$1,121,827	$1,231,723
12/31/24	$1,238,919	$1,103,468	$1,212,246
1/31/25	$1,257,301	$1,109,322	$1,227,924
2/28/25	$1,286,779	$1,133,729	$1,254,696
3/31/25	$1,297,290	$1,134,155	$1,262,741
4/30/25	$1,295,759	$1,138,613	$1,264,242
5/31/25	$1,288,470	$1,130,460	$1,256,813
6/30/25	$1,304,570	$1,147,843	$1,268,808
7/31/25	$1,307,055	$1,144,815	$1,270,358
8/31/25	$1,331,260	$1,158,507	$1,289,898
9/30/25	$1,336,613	$1,171,145	$1,295,494
10/31/25	$1,344,150	$1,178,462	$1,300,088
11/30/25	$1,347,039	$1,185,785	$1,302,485
12/31/25	$1,340,104	$1,184,031	$1,297,224
1/31/26	$1,345,009	$1,185,295	$1,301,241
2/28/26	$1,361,463	$1,204,706	$1,318,245
3/31/26	$1,337,870	$1,183,475	$1,300,619

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.13%	1.64%	2.95%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,754,894,000
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 19,228,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064148
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	I-2
Trading Symbol	PRLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,257	$1,003,838	$1,003,462
5/31/16	$996,751	$1,004,096	$996,365
6/30/16	$1,018,504	$1,022,137	$1,017,077
7/31/16	$1,027,457	$1,028,599	$1,025,894
8/31/16	$1,024,480	$1,027,423	$1,021,292
9/30/16	$1,032,549	$1,026,821	$1,026,882
10/31/16	$1,028,604	$1,018,967	$1,022,774
11/30/16	$1,008,199	$994,865	$1,003,146
12/31/16	$1,008,041	$996,268	$1,002,162
1/31/17	$1,019,763	$998,223	$1,010,587
2/28/17	$1,025,009	$1,004,932	$1,015,346
3/31/17	$1,026,689	$1,004,405	$1,014,803
4/30/17	$1,032,625	$1,012,156	$1,020,806
5/31/17	$1,032,109	$1,019,947	$1,020,368
6/30/17	$1,023,427	$1,018,920	$1,010,694
7/31/17	$1,028,304	$1,023,305	$1,015,197
8/31/17	$1,038,904	$1,032,484	$1,025,998
9/30/17	$1,033,047	$1,027,566	$1,019,424
10/31/17	$1,035,352	$1,028,161	$1,021,605
11/30/17	$1,036,229	$1,026,841	$1,022,931
12/31/17	$1,046,517	$1,031,554	$1,032,296
1/31/18	$1,037,739	$1,019,674	$1,023,444
2/28/18	$1,027,008	$1,010,008	$1,013,498
3/31/18	$1,035,659	$1,016,485	$1,024,144
4/30/18	$1,035,496	$1,008,925	$1,023,556
5/31/18	$1,036,186	$1,016,126	$1,027,920
6/30/18	$1,043,354	$1,014,876	$1,032,044
7/31/18	$1,039,914	$1,015,117	$1,027,078
8/31/18	$1,043,751	$1,021,649	$1,034,476
9/30/18	$1,034,701	$1,015,070	$1,023,582
10/31/18	$1,017,992	$1,007,049	$1,008,911
11/30/18	$1,021,969	$1,013,060	$1,013,731
12/31/18	$1,024,859	$1,031,671	$1,019,270
1/31/19	$1,043,006	$1,042,627	$1,032,983
2/28/19	$1,041,703	$1,042,023	$1,032,848
3/31/19	$1,060,881	$1,062,032	$1,051,833
4/30/19	$1,064,494	$1,062,304	$1,055,329
5/31/19	$1,082,429	$1,081,161	$1,072,766
6/30/19	$1,089,194	$1,094,739	$1,081,965
7/31/19	$1,092,915	$1,097,147	$1,085,809
8/31/19	$1,112,443	$1,125,576	$1,111,650
9/30/19	$1,101,205	$1,119,581	$1,096,518
10/31/19	$1,101,893	$1,122,953	$1,099,322
11/30/19	$1,104,808	$1,122,381	$1,100,999
12/31/19	$1,111,040	$1,121,599	$1,105,173
1/31/20	$1,135,548	$1,143,184	$1,128,378
2/29/20	$1,145,146	$1,163,759	$1,143,995
3/31/20	$1,119,312	$1,156,911	$1,123,882
4/30/20	$1,154,863	$1,177,476	$1,155,144
5/31/20	$1,163,602	$1,182,959	$1,158,615
6/30/20	$1,179,290	$1,190,410	$1,171,548
7/31/20	$1,210,016	$1,208,191	$1,198,467
8/31/20	$1,223,734	$1,198,439	$1,211,560
9/30/20	$1,219,555	$1,197,782	$1,207,092
10/31/20	$1,212,083	$1,192,434	$1,199,296
11/30/20	$1,228,423	$1,204,134	$1,212,744
12/31/20	$1,244,089	$1,205,794	$1,226,657
1/31/21	$1,250,939	$1,197,148	$1,230,713
2/28/21	$1,229,392	$1,179,861	$1,210,888
3/31/21	$1,227,172	$1,165,128	$1,208,598
4/30/21	$1,246,297	$1,174,333	$1,225,511
5/31/21	$1,260,286	$1,178,169	$1,240,355
6/30/21	$1,266,341	$1,186,447	$1,247,867
7/31/21	$1,298,260	$1,199,713	$1,281,123
8/31/21	$1,295,897	$1,197,429	$1,278,870
9/30/21	$1,286,155	$1,187,061	$1,269,727
10/31/21	$1,294,896	$1,186,734	$1,284,134
11/30/21	$1,305,521	$1,190,245	$1,295,618
12/31/21	$1,313,371	$1,187,200	$1,299,718
1/31/22	$1,282,014	$1,161,622	$1,273,431
2/28/22	$1,290,776	$1,148,663	$1,284,307
3/31/22	$1,273,224	$1,116,751	$1,260,428
4/30/22	$1,246,757	$1,074,373	$1,234,667
5/31/22	$1,233,213	$1,081,300	$1,222,418
6/30/22	$1,191,135	$1,064,336	$1,183,735
7/31/22	$1,244,020	$1,090,343	$1,235,269
8/31/22	$1,210,212	$1,059,533	$1,202,417
9/30/22	$1,126,333	$1,013,755	$1,122,842
10/31/22	$1,144,104	$1,000,624	$1,136,792
11/30/22	$1,164,423	$1,037,423	$1,157,553
12/31/22	$1,156,353	$1,032,743	$1,145,757
1/31/23	$1,176,777	$1,064,515	$1,166,747
2/28/23	$1,160,120	$1,036,991	$1,150,748
3/31/23	$1,190,753	$1,063,333	$1,184,009
4/30/23	$1,192,606	$1,069,778	$1,185,307
5/31/23	$1,176,228	$1,058,130	$1,171,128
6/30/23	$1,173,887	$1,054,356	$1,167,183
7/31/23	$1,177,213	$1,053,621	$1,168,648
8/31/23	$1,166,550	$1,046,891	$1,158,211
9/30/23	$1,146,397	$1,020,288	$1,136,833
10/31/23	$1,136,998	$1,004,186	$1,128,608
11/30/23	$1,168,847	$1,049,662	$1,159,183
12/31/23	$1,198,395	$1,089,842	$1,190,389
1/31/24	$1,203,960	$1,086,849	$1,192,502
2/29/24	$1,192,760	$1,071,494	$1,179,688
3/31/24	$1,202,083	$1,081,388	$1,189,396
4/30/24	$1,181,937	$1,054,074	$1,169,341
5/31/24	$1,204,478	$1,071,944	$1,189,428
6/30/24	$1,212,751	$1,082,092	$1,198,763
7/31/24	$1,236,838	$1,107,367	$1,220,143
8/31/24	$1,246,709	$1,123,279	$1,229,715
9/30/24	$1,264,585	$1,138,319	$1,248,175
10/31/24	$1,240,058	$1,110,090	$1,225,783
11/30/24	$1,248,343	$1,121,827	$1,231,723
12/31/24	$1,228,151	$1,103,468	$1,212,246
1/31/25	$1,246,265	$1,109,322	$1,227,924
2/28/25	$1,275,388	$1,133,729	$1,254,696
3/31/25	$1,285,705	$1,134,155	$1,262,741
4/30/25	$1,284,084	$1,138,613	$1,264,242
5/31/25	$1,276,749	$1,130,460	$1,256,813
6/30/25	$1,292,601	$1,147,843	$1,268,808
7/31/25	$1,294,953	$1,144,815	$1,270,358
8/31/25	$1,318,821	$1,158,507	$1,289,898
9/30/25	$1,324,018	$1,171,145	$1,295,494
10/31/25	$1,331,364	$1,178,462	$1,300,088
11/30/25	$1,334,124	$1,185,785	$1,302,485
12/31/25	$1,327,140	$1,184,031	$1,297,224
1/31/26	$1,331,884	$1,185,295	$1,301,241
2/28/26	$1,348,075	$1,204,706	$1,318,245
3/31/26	$1,324,605	$1,183,475	$1,300,619

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.03%	1.54%	2.85%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,754,894,000
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 19,228,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026612
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class R
Trading Symbol	PRRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.27%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,048	$10,038	$10,035
5/31/16	$9,958	$10,041	$9,964
6/30/16	$10,171	$10,221	$10,171
7/31/16	$10,256	$10,286	$10,259
8/31/16	$10,221	$10,274	$10,213
9/30/16	$10,297	$10,268	$10,269
10/31/16	$10,253	$10,190	$10,228
11/30/16	$10,045	$9,949	$10,031
12/31/16	$10,039	$9,963	$10,022
1/31/17	$10,151	$9,982	$10,106
2/28/17	$10,199	$10,049	$10,153
3/31/17	$10,210	$10,044	$10,148
4/30/17	$10,265	$10,122	$10,208
5/31/17	$10,255	$10,199	$10,204
6/30/17	$10,164	$10,189	$10,107
7/31/17	$10,208	$10,233	$10,152
8/31/17	$10,308	$10,325	$10,260
9/30/17	$10,246	$10,276	$10,194
10/31/17	$10,264	$10,282	$10,216
11/30/17	$10,268	$10,268	$10,229
12/31/17	$10,365	$10,316	$10,323
1/31/18	$10,273	$10,197	$10,234
2/28/18	$10,163	$10,100	$10,135
3/31/18	$10,243	$10,165	$10,241
4/30/18	$10,237	$10,089	$10,236
5/31/18	$10,239	$10,161	$10,279
6/30/18	$10,305	$10,149	$10,320
7/31/18	$10,267	$10,151	$10,271
8/31/18	$10,299	$10,216	$10,345
9/30/18	$10,206	$10,151	$10,236
10/31/18	$10,036	$10,070	$10,089
11/30/18	$10,071	$10,131	$10,137
12/31/18	$10,095	$10,317	$10,193
1/31/19	$10,269	$10,426	$10,330
2/28/19	$10,252	$10,420	$10,328
3/31/19	$10,436	$10,620	$10,518
4/30/19	$10,466	$10,623	$10,553
5/31/19	$10,638	$10,812	$10,728
6/30/19	$10,700	$10,947	$10,820
7/31/19	$10,731	$10,971	$10,858
8/31/19	$10,918	$11,256	$11,117
9/30/19	$10,803	$11,196	$10,965
10/31/19	$10,804	$11,230	$10,993
11/30/19	$10,828	$11,224	$11,010
12/31/19	$10,884	$11,216	$11,052
1/31/20	$11,119	$11,432	$11,284
2/29/20	$11,208	$11,638	$11,440
3/31/20	$10,950	$11,569	$11,239
4/30/20	$11,293	$11,775	$11,551
5/31/20	$11,373	$11,830	$11,586
6/30/20	$11,521	$11,904	$11,715
7/31/20	$11,816	$12,082	$11,985
8/31/20	$11,945	$11,984	$12,116
9/30/20	$11,898	$11,978	$12,071
10/31/20	$11,820	$11,924	$11,993
11/30/20	$11,974	$12,041	$12,127
12/31/20	$12,123	$12,058	$12,267
1/31/21	$12,182	$11,971	$12,307
2/28/21	$11,967	$11,799	$12,109
3/31/21	$11,940	$11,651	$12,086
4/30/21	$12,120	$11,743	$12,255
5/31/21	$12,251	$11,782	$12,404
6/30/21	$12,304	$11,864	$12,479
7/31/21	$12,608	$11,997	$12,811
8/31/21	$12,580	$11,974	$12,789
9/30/21	$12,480	$11,871	$12,697
10/31/21	$12,559	$11,867	$12,841
11/30/21	$12,656	$11,902	$12,956
12/31/21	$12,726	$11,872	$12,997
1/31/22	$12,416	$11,616	$12,734
2/28/22	$12,496	$11,487	$12,843
3/31/22	$12,320	$11,168	$12,604
4/30/22	$12,059	$10,744	$12,347
5/31/22	$11,922	$10,813	$12,224
6/30/22	$11,510	$10,643	$11,837
7/31/22	$12,016	$10,903	$12,353
8/31/22	$11,684	$10,595	$12,024
9/30/22	$10,869	$10,138	$11,228
10/31/22	$11,035	$10,006	$11,368
11/30/22	$11,226	$10,374	$11,576
12/31/22	$11,143	$10,327	$11,458
1/31/23	$11,335	$10,645	$11,667
2/28/23	$11,170	$10,370	$11,507
3/31/23	$11,459	$10,633	$11,840
4/30/23	$11,472	$10,698	$11,853
5/31/23	$11,309	$10,581	$11,711
6/30/23	$11,281	$10,544	$11,672
7/31/23	$11,308	$10,536	$11,686
8/31/23	$11,201	$10,469	$11,582
9/30/23	$11,002	$10,203	$11,368
10/31/23	$10,907	$10,042	$11,286
11/30/23	$11,207	$10,497	$11,592
12/31/23	$11,485	$10,898	$11,904
1/31/24	$11,533	$10,868	$11,925
2/29/24	$11,421	$10,715	$11,797
3/31/24	$11,505	$10,814	$11,894
4/30/24	$11,307	$10,541	$11,693
5/31/24	$11,517	$10,719	$11,894
6/30/24	$11,591	$10,821	$11,988
7/31/24	$11,816	$11,074	$12,201
8/31/24	$11,904	$11,233	$12,297
9/30/24	$12,070	$11,383	$12,482
10/31/24	$11,830	$11,101	$12,258
11/30/24	$11,904	$11,218	$12,317
12/31/24	$11,706	$11,035	$12,122
1/31/25	$11,873	$11,093	$12,279
2/28/25	$12,145	$11,337	$12,547
3/31/25	$12,238	$11,342	$12,627
4/30/25	$12,217	$11,386	$12,642
5/31/25	$12,142	$11,305	$12,568
6/30/25	$12,287	$11,478	$12,688
7/31/25	$12,304	$11,448	$12,704
8/31/25	$12,524	$11,585	$12,899
9/30/25	$12,568	$11,711	$12,955
10/31/25	$12,632	$11,785	$13,001
11/30/25	$12,653	$11,858	$13,025
12/31/25	$12,580	$11,840	$12,972
1/31/26	$12,619	$11,853	$13,012
2/28/26	$12,767	$12,047	$13,182
3/31/26	$12,539	$11,835	$13,006

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	2.46%	0.98%	2.29%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,754,894,000
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 19,228,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200446
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	I-3
Trading Symbol	PRNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,219	$1,003,838	$1,003,462
5/31/16	$996,669	$1,004,096	$996,365
6/30/16	$1,018,379	$1,022,137	$1,017,077
7/31/16	$1,027,288	$1,028,599	$1,025,894
8/31/16	$1,024,269	$1,027,423	$1,021,292
9/30/16	$1,032,300	$1,026,821	$1,026,882
10/31/16	$1,028,308	$1,018,967	$1,022,774
11/30/16	$1,007,868	$994,865	$1,003,146
12/31/16	$1,007,672	$996,268	$1,002,162
1/31/17	$1,019,342	$998,223	$1,010,587
2/28/17	$1,024,546	$1,004,932	$1,015,346
3/31/17	$1,026,183	$1,004,405	$1,014,803
4/30/17	$1,032,068	$1,012,156	$1,020,806
5/31/17	$1,031,509	$1,019,947	$1,020,368
6/30/17	$1,022,796	$1,018,920	$1,010,694
7/31/17	$1,027,621	$1,023,305	$1,015,197
8/31/17	$1,038,169	$1,032,484	$1,025,998
9/30/17	$1,032,276	$1,027,566	$1,019,424
10/31/17	$1,034,533	$1,028,161	$1,021,605
11/30/17	$1,035,367	$1,026,841	$1,022,931
12/31/17	$1,045,604	$1,031,554	$1,032,296
1/31/18	$1,036,787	$1,019,674	$1,023,444
2/28/18	$1,026,026	$1,010,008	$1,013,498
3/31/18	$1,034,627	$1,016,485	$1,024,144
4/30/18	$1,034,426	$1,008,925	$1,023,556
5/31/18	$1,035,056	$1,016,126	$1,027,920
6/30/18	$1,042,191	$1,014,876	$1,032,044
7/31/18	$1,038,730	$1,015,117	$1,027,078
8/31/18	$1,042,502	$1,021,649	$1,034,476
9/30/18	$1,033,430	$1,015,070	$1,023,582
10/31/18	$1,016,700	$1,007,049	$1,008,911
11/30/18	$1,020,640	$1,013,060	$1,013,731
12/31/18	$1,023,484	$1,031,671	$1,019,270
1/31/19	$1,041,565	$1,042,627	$1,032,983
2/28/19	$1,040,224	$1,042,023	$1,032,848
3/31/19	$1,059,331	$1,062,032	$1,051,833
4/30/19	$1,062,856	$1,062,304	$1,055,329
5/31/19	$1,080,716	$1,081,161	$1,072,766
6/30/19	$1,087,395	$1,094,739	$1,081,965
7/31/19	$1,091,061	$1,097,147	$1,085,809
8/31/19	$1,110,491	$1,125,576	$1,111,650
9/30/19	$1,099,230	$1,119,581	$1,096,518
10/31/19	$1,099,871	$1,122,953	$1,099,322
11/30/19	$1,102,735	$1,122,381	$1,100,999
12/31/19	$1,108,908	$1,121,599	$1,105,173
1/31/20	$1,133,322	$1,143,184	$1,128,378
2/29/20	$1,142,859	$1,163,759	$1,143,995
3/31/20	$1,117,030	$1,156,911	$1,123,882
4/30/20	$1,152,465	$1,177,476	$1,155,144
5/31/20	$1,161,136	$1,182,959	$1,158,615
6/30/20	$1,176,748	$1,190,410	$1,171,548
7/31/20	$1,207,353	$1,208,191	$1,198,467
8/31/20	$1,220,994	$1,198,439	$1,211,560
9/30/20	$1,216,773	$1,197,782	$1,207,092
10/31/20	$1,209,266	$1,192,434	$1,199,296
11/30/20	$1,225,519	$1,204,134	$1,212,744
12/31/20	$1,241,092	$1,205,794	$1,226,657
1/31/21	$1,247,877	$1,197,148	$1,230,713
2/28/21	$1,226,335	$1,179,861	$1,210,888
3/31/21	$1,224,067	$1,165,128	$1,208,598
4/30/21	$1,243,090	$1,174,333	$1,225,511
5/31/21	$1,256,995	$1,178,169	$1,240,355
6/30/21	$1,262,982	$1,186,447	$1,247,867
7/31/21	$1,294,761	$1,199,713	$1,281,123
8/31/21	$1,292,353	$1,197,429	$1,278,870
9/30/21	$1,282,586	$1,187,061	$1,269,727
10/31/21	$1,291,249	$1,186,734	$1,284,134
11/30/21	$1,301,790	$1,190,245	$1,295,618
12/31/21	$1,309,560	$1,187,200	$1,299,718
1/31/22	$1,278,242	$1,161,622	$1,273,431
2/28/22	$1,286,930	$1,148,663	$1,284,307
3/31/22	$1,269,376	$1,116,751	$1,260,428
4/30/22	$1,242,937	$1,074,373	$1,234,667
5/31/22	$1,229,386	$1,081,300	$1,222,418
6/30/22	$1,187,388	$1,064,336	$1,183,735
7/31/22	$1,240,057	$1,090,343	$1,235,269
8/31/22	$1,206,306	$1,059,533	$1,202,417
9/30/22	$1,122,647	$1,013,755	$1,122,842
10/31/22	$1,140,314	$1,000,624	$1,136,792
11/30/22	$1,160,519	$1,037,423	$1,157,553
12/31/22	$1,152,424	$1,032,743	$1,145,757
1/31/23	$1,172,732	$1,064,515	$1,166,747
2/28/23	$1,156,088	$1,036,991	$1,150,748
3/31/23	$1,186,561	$1,063,333	$1,184,009
4/30/23	$1,188,363	$1,069,778	$1,185,307
5/31/23	$1,171,993	$1,058,130	$1,171,128
6/30/23	$1,169,610	$1,054,356	$1,167,183
7/31/23	$1,172,878	$1,053,621	$1,168,648
8/31/23	$1,162,205	$1,046,891	$1,158,211
9/30/23	$1,142,078	$1,020,288	$1,136,833
10/31/23	$1,132,667	$1,004,186	$1,128,608
11/30/23	$1,164,354	$1,049,662	$1,159,183
12/31/23	$1,193,736	$1,089,842	$1,190,389
1/31/24	$1,199,231	$1,086,849	$1,192,502
2/29/24	$1,188,019	$1,071,494	$1,179,688
3/31/24	$1,197,255	$1,081,388	$1,189,396
4/30/24	$1,177,141	$1,054,074	$1,169,341
5/31/24	$1,199,537	$1,071,944	$1,189,428
6/30/24	$1,207,729	$1,082,092	$1,198,763
7/31/24	$1,231,664	$1,107,367	$1,220,143
8/31/24	$1,241,435	$1,123,279	$1,229,715
9/30/24	$1,259,187	$1,138,319	$1,248,175
10/31/24	$1,234,712	$1,110,090	$1,225,783
11/30/24	$1,242,909	$1,121,827	$1,231,723
12/31/24	$1,222,752	$1,103,468	$1,212,246
1/31/25	$1,240,733	$1,109,322	$1,227,924
2/28/25	$1,269,678	$1,133,729	$1,254,696
3/31/25	$1,279,899	$1,134,155	$1,262,741
4/30/25	$1,278,232	$1,138,613	$1,264,242
5/31/25	$1,270,873	$1,130,460	$1,256,813
6/30/25	$1,286,603	$1,147,843	$1,268,808
7/31/25	$1,288,890	$1,144,815	$1,270,358
8/31/25	$1,312,596	$1,158,507	$1,289,898
9/30/25	$1,317,719	$1,171,145	$1,295,494
10/31/25	$1,324,970	$1,178,462	$1,300,088
11/30/25	$1,327,667	$1,185,785	$1,302,485
12/31/25	$1,320,640	$1,184,031	$1,297,224
1/31/26	$1,325,312	$1,185,295	$1,301,241
2/28/26	$1,341,372	$1,204,706	$1,318,245
3/31/26	$1,317,961	$1,183,475	$1,300,619

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	2.97%	1.49%	2.80%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,754,894,000
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 19,228,000
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026614
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Class A
Trading Symbol	PETAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$467	4.53%

Expenses Paid, Amount	$ 467
Expense Ratio, Percent	4.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$9,444	$10,000	$10,000
4/30/16	$9,173	$10,039	$9,707
5/31/16	$9,328	$10,219	$9,902
6/30/16	$10,032	$10,246	$10,542
7/31/16	$10,446	$10,623	$11,003
8/31/16	$10,045	$10,638	$10,631
9/30/16	$9,926	$10,640	$10,412
10/31/16	$9,368	$10,446	$9,826
11/30/16	$9,173	$10,833	$9,693
12/31/16	$9,641	$11,047	$10,148
1/31/17	$9,628	$11,257	$10,061
2/28/17	$9,978	$11,704	$10,414
3/31/17	$9,712	$11,717	$10,121
4/30/17	$9,686	$11,838	$10,097
5/31/17	$9,621	$12,004	$10,041
6/30/17	$9,793	$12,079	$10,286
7/31/17	$9,911	$12,327	$10,381
8/31/17	$9,858	$12,365	$10,298
9/30/17	$9,845	$12,620	$10,326
10/31/17	$9,754	$12,915	$10,213
11/30/17	$10,015	$13,311	$10,527
12/31/17	$10,021	$13,459	$10,530
1/31/18	$9,599	$14,229	$10,113
2/28/18	$8,875	$13,705	$9,384
3/31/18	$9,244	$13,357	$9,748
4/30/18	$9,349	$13,408	$9,892
5/31/18	$9,652	$13,731	$10,286
6/30/18	$10,047	$13,815	$10,722
7/31/18	$10,086	$14,329	$10,781
8/31/18	$10,389	$14,796	$11,102
9/30/18	$10,100	$14,881	$10,799
10/31/18	$9,755	$13,864	$10,524
11/30/18	$10,206	$14,146	$11,034
12/31/18	$9,346	$12,869	$10,086
1/31/19	$10,461	$13,900	$11,237
2/28/19	$10,594	$14,346	$11,345
3/31/19	$10,997	$14,625	$11,672
4/30/19	$11,024	$15,217	$11,649
5/31/19	$11,106	$14,250	$11,610
6/30/19	$11,290	$15,255	$11,767
7/31/19	$11,456	$15,474	$11,955
8/31/19	$11,817	$15,229	$12,239
9/30/19	$12,000	$15,514	$12,571
10/31/19	$12,201	$15,850	$12,705
11/30/19	$12,086	$16,425	$12,534
12/31/19	$12,048	$16,921	$12,416
1/31/20	$12,237	$16,914	$12,468
2/29/20	$11,295	$15,522	$11,420
3/31/20	$8,761	$13,605	$8,875
4/30/20	$9,529	$15,349	$9,570
5/31/20	$9,673	$16,080	$9,509
6/30/20	$9,965	$16,399	$9,684
7/31/20	$10,532	$17,324	$10,007
8/31/20	$10,651	$18,569	$10,076
9/30/20	$10,315	$17,864	$9,764
10/31/20	$10,013	$17,389	$9,511
11/30/20	$11,070	$19,292	$10,679
12/31/20	$11,572	$20,034	$11,026
1/31/21	$11,635	$19,832	$11,004
2/28/21	$12,092	$20,378	$11,591
3/31/21	$12,771	$21,271	$12,129
4/30/21	$13,988	$22,406	$13,133
5/31/21	$14,201	$22,563	$13,251
6/30/21	$14,538	$23,089	$13,555
7/31/21	$15,583	$23,638	$14,276
8/31/21	$15,932	$24,357	$14,527
9/30/21	$14,978	$23,224	$13,724
10/31/21	$16,230	$24,851	$14,847
11/30/21	$16,111	$24,679	$14,758
12/31/21	$17,732	$25,785	$16,088
1/31/22	$16,312	$24,450	$15,049
2/28/22	$15,808	$23,718	$14,518
3/31/22	$16,768	$24,599	$15,491
4/30/22	$16,130	$22,454	$14,771
5/31/22	$15,136	$22,495	$13,753
6/30/22	$13,724	$20,638	$12,687
7/31/22	$15,246	$22,541	$13,816
8/31/22	$14,062	$21,622	$12,958
9/30/22	$11,822	$19,631	$11,371
10/31/22	$12,415	$21,220	$11,882
11/30/22	$13,155	$22,406	$12,570
12/31/22	$12,473	$21,115	$11,911
1/31/23	$13,825	$22,442	$13,219
2/28/23	$12,997	$21,894	$12,568
3/31/23	$12,921	$22,698	$12,242
4/30/23	$13,011	$23,052	$12,326
5/31/23	$12,383	$23,152	$11,986
6/30/23	$12,894	$24,682	$12,599
7/31/23	$13,266	$25,475	$12,960
8/31/23	$12,790	$25,069	$12,547
9/30/23	$11,852	$23,874	$11,667
10/31/23	$11,307	$23,372	$11,139
11/30/23	$12,680	$25,507	$12,338
12/31/23	$13,956	$26,665	$13,574
1/31/24	$13,439	$27,114	$13,026
2/29/24	$13,632	$28,561	$13,269
3/31/24	$13,811	$29,480	$13,521
4/30/24	$12,618	$28,276	$12,532
5/31/24	$13,266	$29,678	$13,139
6/30/24	$13,604	$30,743	$13,499
7/31/24	$14,453	$31,117	$14,289
8/31/24	$15,322	$31,872	$15,198
9/30/24	$15,737	$32,553	$15,600
10/31/24	$15,059	$32,258	$15,111
11/30/24	$15,800	$34,151	$15,802
12/31/24	$14,611	$33,337	$14,674
1/31/25	$14,847	$34,265	$14,852
2/28/25	$15,533	$33,818	$15,425
3/31/25	$15,066	$31,913	$14,845
4/30/25	$14,726	$31,696	$14,436
5/31/25	$14,910	$33,692	$14,735
6/30/25	$14,804	$35,405	$14,591
7/31/25	$14,663	$36,199	$14,485
8/31/25	$15,518	$36,933	$15,160
9/30/25	$15,576	$38,281	$15,334
10/31/25	$15,327	$39,178	$15,131
11/30/25	$15,789	$39,274	$15,598
12/31/25	$15,369	$39,298	$15,213
1/31/26	$15,854	$39,868	$15,671
2/28/26	$17,132	$39,565	$16,877
3/31/26	$15,986	$37,594	$15,919

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.11%	4.59%	5.40%
Class A (including sales charge)	0.27%	3.42%	4.80%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 503,202,000
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,459,000
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026616
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Class C
Trading Symbol	PETCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$542	5.28%

Expenses Paid, Amount	$ 542
Expense Ratio, Percent	5.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$9,704	$10,039	$9,707
5/31/16	$9,875	$10,219	$9,902
6/30/16	$10,600	$10,246	$10,542
7/31/16	$11,037	$10,623	$11,003
8/31/16	$10,600	$10,638	$10,631
9/30/16	$10,468	$10,640	$10,412
10/31/16	$9,873	$10,446	$9,826
11/30/16	$9,670	$10,833	$9,693
12/31/16	$10,155	$11,047	$10,148
1/31/17	$10,124	$11,257	$10,061
2/28/17	$10,483	$11,704	$10,414
3/31/17	$10,202	$11,717	$10,121
4/30/17	$10,171	$11,838	$10,097
5/31/17	$10,092	$12,004	$10,041
6/30/17	$10,270	$12,079	$10,286
7/31/17	$10,380	$12,327	$10,381
8/31/17	$10,317	$12,365	$10,298
9/30/17	$10,302	$12,620	$10,326
10/31/17	$10,208	$12,915	$10,213
11/30/17	$10,474	$13,311	$10,527
12/31/17	$10,477	$13,459	$10,530
1/31/18	$10,019	$14,229	$10,113
2/28/18	$9,262	$13,705	$9,384
3/31/18	$9,640	$13,357	$9,748
4/30/18	$9,735	$13,408	$9,892
5/31/18	$10,051	$13,731	$10,286
6/30/18	$10,461	$13,815	$10,722
7/31/18	$10,493	$14,329	$10,781
8/31/18	$10,792	$14,796	$11,102
9/30/18	$10,491	$14,881	$10,799
10/31/18	$10,122	$13,864	$10,524
11/30/18	$10,587	$14,146	$11,034
12/31/18	$9,689	$12,869	$10,086
1/31/19	$10,844	$13,900	$11,237
2/28/19	$10,973	$14,346	$11,345
3/31/19	$11,380	$14,625	$11,672
4/30/19	$11,413	$15,217	$11,649
5/31/19	$11,479	$14,250	$11,610
6/30/19	$11,672	$15,255	$11,767
7/31/19	$11,824	$15,474	$11,955
8/31/19	$12,178	$15,229	$12,239
9/30/19	$12,381	$15,514	$12,571
10/31/19	$12,574	$15,850	$12,705
11/30/19	$12,434	$16,425	$12,534
12/31/19	$12,398	$16,921	$12,416
1/31/20	$12,592	$16,914	$12,468
2/29/20	$11,621	$15,522	$11,420
3/31/20	$9,007	$13,605	$8,875
4/30/20	$9,784	$15,349	$9,570
5/31/20	$9,925	$16,080	$9,509
6/30/20	$10,217	$16,399	$9,684
7/31/20	$10,783	$17,324	$10,007
8/31/20	$10,911	$18,569	$10,076
9/30/20	$10,554	$17,864	$9,764
10/31/20	$10,239	$17,389	$9,511
11/30/20	$11,313	$19,292	$10,679
12/31/20	$11,818	$20,034	$11,026
1/31/21	$11,876	$19,832	$11,004
2/28/21	$12,324	$20,378	$11,591
3/31/21	$13,019	$21,271	$12,129
4/30/21	$14,241	$22,406	$13,133
5/31/21	$14,465	$22,563	$13,251
6/30/21	$14,784	$23,089	$13,555
7/31/21	$15,855	$23,638	$14,276
8/31/21	$16,183	$24,357	$14,527
9/30/21	$15,206	$23,224	$13,724
10/31/21	$16,467	$24,851	$14,847
11/30/21	$16,338	$24,679	$14,758
12/31/21	$17,985	$25,785	$16,088
1/31/22	$16,530	$24,450	$15,049
2/28/22	$16,004	$23,718	$14,518
3/31/22	$16,971	$24,599	$15,491
4/30/22	$16,294	$22,454	$14,771
5/31/22	$15,293	$22,495	$13,753
6/30/22	$13,835	$20,638	$12,687
7/31/22	$15,395	$22,541	$13,816
8/31/22	$14,167	$21,622	$12,958
9/30/22	$11,902	$19,631	$11,371
10/31/22	$12,516	$21,220	$11,882
11/30/22	$13,232	$22,406	$12,570
12/31/22	$12,540	$21,115	$11,911
1/31/23	$13,893	$22,442	$13,219
2/28/23	$13,057	$21,894	$12,568
3/31/23	$12,978	$22,698	$12,242
4/30/23	$13,057	$23,052	$12,326
5/31/23	$12,420	$23,152	$11,986
6/30/23	$12,918	$24,682	$12,599
7/31/23	$13,286	$25,475	$12,960
8/31/23	$12,799	$25,069	$12,547
9/30/23	$11,853	$23,874	$11,667
10/31/23	$11,306	$23,372	$11,139
11/30/23	$12,669	$25,507	$12,338
12/31/23	$13,933	$26,665	$13,574
1/31/24	$13,406	$27,114	$13,026
2/29/24	$13,585	$28,561	$13,269
3/31/24	$13,764	$29,480	$13,521
4/30/24	$12,570	$28,276	$12,532
5/31/24	$13,207	$29,678	$13,139
6/30/24	$13,535	$30,743	$13,499
7/31/24	$14,361	$31,117	$14,289
8/31/24	$15,217	$31,872	$15,198
9/30/24	$15,624	$32,553	$15,600
10/31/24	$14,936	$32,258	$15,111
11/30/24	$15,664	$34,151	$15,802
12/31/24	$14,478	$33,337	$14,674
1/31/25	$14,697	$34,265	$14,852
2/28/25	$15,376	$33,818	$15,425
3/31/25	$14,904	$31,913	$14,845
4/30/25	$14,555	$31,696	$14,436
5/31/25	$14,719	$33,692	$14,735
6/30/25	$14,616	$35,405	$14,591
7/31/25	$14,462	$36,199	$14,485
8/31/25	$15,294	$36,933	$15,160
9/30/25	$15,347	$38,281	$15,334
10/31/25	$15,089	$39,178	$15,131
11/30/25	$15,533	$39,274	$15,598
12/31/25	$15,114	$39,298	$15,213
1/31/26	$15,581	$39,868	$15,671
2/28/26	$16,825	$39,565	$16,877
3/31/26	$15,685	$37,594	$15,919

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.24%	3.80%	4.60%
Class C (including sales charge)	4.24%	3.80%	4.60%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 503,202,000
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,459,000
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026613
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Institutional Class
Trading Symbol	PRRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$426	4.13%

Expenses Paid, Amount	$ 426
Expense Ratio, Percent	4.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$971,429	$1,003,877	$970,707
5/31/16	$988,820	$1,021,904	$990,194
6/30/16	$1,062,102	$1,024,552	$1,054,236
7/31/16	$1,106,927	$1,062,326	$1,100,343
8/31/16	$1,064,593	$1,063,818	$1,063,119
9/30/16	$1,052,904	$1,064,019	$1,041,209
10/31/16	$994,131	$1,044,610	$982,589
11/30/16	$974,124	$1,083,297	$969,319
12/31/16	$1,024,143	$1,104,710	$1,014,822
1/31/17	$1,021,642	$1,125,662	$1,006,110
2/28/17	$1,059,156	$1,170,357	$1,041,367
3/31/17	$1,031,879	$1,171,723	$1,012,076
4/30/17	$1,029,365	$1,183,756	$1,009,654
5/31/17	$1,023,081	$1,200,415	$1,004,058
6/30/17	$1,041,704	$1,207,907	$1,028,640
7/31/17	$1,054,315	$1,232,745	$1,038,072
8/31/17	$1,048,009	$1,236,519	$1,029,825
9/30/17	$1,047,695	$1,262,026	$1,032,572
10/31/17	$1,038,859	$1,291,476	$1,021,323
11/30/17	$1,066,629	$1,331,085	$1,052,726
12/31/17	$1,068,307	$1,345,885	$1,053,014
1/31/18	$1,022,523	$1,422,942	$1,011,283
2/28/18	$946,215	$1,370,497	$938,429
3/31/18	$985,641	$1,335,668	$974,827
4/30/18	$997,087	$1,340,793	$989,239
5/31/18	$1,030,153	$1,373,082	$1,028,573
6/30/18	$1,073,394	$1,381,533	$1,072,189
7/31/18	$1,077,210	$1,432,945	$1,078,087
8/31/18	$1,110,277	$1,479,638	$1,110,177
9/30/18	$1,078,841	$1,488,060	$1,079,922
10/31/18	$1,043,050	$1,386,351	$1,052,396
11/30/18	$1,091,623	$1,414,602	$1,103,427
12/31/18	$999,570	$1,286,877	$1,008,588
1/31/19	$1,120,031	$1,390,001	$1,123,674
2/28/19	$1,134,127	$1,434,632	$1,134,517
3/31/19	$1,177,578	$1,462,509	$1,167,186
4/30/19	$1,181,525	$1,521,726	$1,164,937
5/31/19	$1,189,419	$1,425,023	$1,160,967
6/30/19	$1,210,406	$1,525,453	$1,176,732
7/31/19	$1,227,755	$1,547,377	$1,195,542
8/31/19	$1,266,456	$1,522,866	$1,223,934
9/30/19	$1,287,829	$1,551,360	$1,257,094
10/31/19	$1,309,866	$1,584,962	$1,270,494
11/30/19	$1,297,470	$1,642,494	$1,253,378
12/31/19	$1,295,043	$1,692,068	$1,241,608
1/31/20	$1,315,886	$1,691,405	$1,246,772
2/29/20	$1,214,450	$1,552,170	$1,141,979
3/31/20	$942,102	$1,360,457	$887,518
4/30/20	$1,024,084	$1,534,859	$956,970
5/31/20	$1,042,148	$1,607,961	$950,922
6/30/20	$1,071,971	$1,639,939	$968,378
7/31/20	$1,134,776	$1,732,407	$1,000,656
8/31/20	$1,147,623	$1,856,933	$1,007,637
9/30/20	$1,110,875	$1,786,376	$976,398
10/31/20	$1,079,095	$1,738,869	$951,127
11/30/20	$1,193,216	$1,929,213	$1,067,929
12/31/20	$1,248,471	$2,003,388	$1,102,574
1/31/21	$1,255,965	$1,983,162	$1,100,389
2/28/21	$1,305,424	$2,037,848	$1,159,075
3/31/21	$1,379,382	$2,127,097	$1,212,862
4/30/21	$1,510,307	$2,240,617	$1,313,262
5/31/21	$1,533,686	$2,256,266	$1,325,078
6/30/21	$1,570,942	$2,308,938	$1,355,501
7/31/21	$1,685,849	$2,363,787	$1,427,648
8/31/21	$1,721,962	$2,435,659	$1,452,675
9/30/21	$1,620,141	$2,322,377	$1,372,448
10/31/21	$1,756,226	$2,485,087	$1,484,683
11/30/21	$1,743,353	$2,467,868	$1,475,802
12/31/21	$1,920,586	$2,578,469	$1,608,800
1/31/22	$1,769,016	$2,445,041	$1,504,882
2/28/22	$1,712,955	$2,371,833	$1,451,763
3/31/22	$1,817,720	$2,459,898	$1,549,119
4/30/22	$1,749,449	$2,245,390	$1,477,147
5/31/22	$1,640,642	$2,249,509	$1,375,321
6/30/22	$1,488,496	$2,063,826	$1,268,678
7/31/22	$1,653,643	$2,254,120	$1,381,599
8/31/22	$1,527,610	$2,162,193	$1,295,767
9/30/22	$1,283,665	$1,963,058	$1,137,060
10/31/22	$1,347,849	$2,121,990	$1,188,154
11/30/22	$1,429,738	$2,240,575	$1,256,990
12/31/22	$1,356,382	$2,111,486	$1,191,135
1/31/23	$1,501,969	$2,244,159	$1,321,925
2/28/23	$1,414,617	$2,189,404	$1,256,808
3/31/23	$1,406,124	$2,269,786	$1,224,182
4/30/23	$1,416,437	$2,305,214	$1,232,637
5/31/23	$1,348,496	$2,315,234	$1,198,625
6/30/23	$1,404,911	$2,468,213	$1,259,893
7/31/23	$1,445,554	$2,547,505	$1,296,015
8/31/23	$1,393,992	$2,506,944	$1,254,688
9/30/23	$1,292,081	$2,387,418	$1,166,699
10/31/23	$1,233,240	$2,337,219	$1,113,878
11/30/23	$1,383,680	$2,550,667	$1,233,814
12/31/23	$1,523,200	$2,666,546	$1,357,414
1/31/24	$1,467,392	$2,711,355	$1,302,629
2/29/24	$1,488,623	$2,856,129	$1,326,920
3/31/24	$1,509,248	$2,948,024	$1,352,116
4/30/24	$1,379,433	$2,827,613	$1,253,164
5/31/24	$1,450,407	$2,967,819	$1,313,888
6/30/24	$1,488,017	$3,074,311	$1,349,930
7/31/24	$1,580,828	$3,111,733	$1,428,937
8/31/24	$1,676,673	$3,187,213	$1,519,843
9/30/24	$1,723,051	$3,255,283	$1,559,980
10/31/24	$1,648,771	$3,225,762	$1,511,059
11/30/24	$1,730,357	$3,415,118	$1,580,228
12/31/24	$1,601,042	$3,333,707	$1,467,402
1/31/25	$1,627,279	$3,426,543	$1,485,181
2/28/25	$1,703,548	$3,381,833	$1,542,464
3/31/25	$1,652,469	$3,191,285	$1,484,537
4/30/25	$1,615,858	$3,169,646	$1,443,605
5/31/25	$1,636,336	$3,369,158	$1,473,488
6/30/25	$1,625,787	$3,540,489	$1,459,145
7/31/25	$1,610,273	$3,619,947	$1,448,465
8/31/25	$1,704,594	$3,693,330	$1,516,013
9/30/25	$1,712,287	$3,828,137	$1,533,406
10/31/25	$1,684,831	$3,917,767	$1,513,054
11/30/25	$1,736,000	$3,927,370	$1,559,782
12/31/25	$1,691,003	$3,929,774	$1,521,309
1/31/26	$1,744,864	$3,986,756	$1,567,139
2/28/26	$1,886,407	$3,956,458	$1,687,705
3/31/26	$1,759,979	$3,759,445	$1,591,935

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.51%	4.99%	5.82%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 503,202,000
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,459,000
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064149
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	I-2
Trading Symbol	PETPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$437	4.23%

Expenses Paid, Amount	$ 437
Expense Ratio, Percent	4.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$970,923	$1,003,877	$970,707
5/31/16	$988,622	$1,021,904	$990,194
6/30/16	$1,061,741	$1,024,552	$1,054,236
7/31/16	$1,106,086	$1,062,326	$1,100,343
8/31/16	$1,064,275	$1,063,818	$1,063,119
9/30/16	$1,052,190	$1,064,019	$1,041,209
10/31/16	$993,664	$1,044,610	$982,589
11/30/16	$973,307	$1,083,297	$969,319
12/31/16	$1,022,927	$1,104,710	$1,014,822
1/31/17	$1,021,655	$1,125,662	$1,006,110
2/28/17	$1,058,551	$1,170,357	$1,041,367
3/31/17	$1,030,036	$1,171,723	$1,012,076
4/30/17	$1,028,758	$1,183,756	$1,009,654
5/31/17	$1,022,368	$1,200,415	$1,004,058
6/30/17	$1,039,767	$1,207,907	$1,028,640
7/31/17	$1,052,587	$1,232,745	$1,038,072
8/31/17	$1,047,459	$1,236,519	$1,029,825
9/30/17	$1,045,503	$1,262,026	$1,032,572
10/31/17	$1,037,806	$1,291,476	$1,021,323
11/30/17	$1,064,746	$1,331,085	$1,052,726
12/31/17	$1,066,103	$1,345,885	$1,053,014
1/31/18	$1,020,874	$1,422,942	$1,011,283
2/28/18	$944,632	$1,370,497	$938,429
3/31/18	$983,399	$1,335,668	$974,827
4/30/18	$995,029	$1,340,793	$989,239
5/31/18	$1,027,335	$1,373,082	$1,028,573
6/30/18	$1,069,979	$1,381,533	$1,072,189
7/31/18	$1,075,148	$1,432,945	$1,078,087
8/31/18	$1,107,455	$1,479,638	$1,110,177
9/30/18	$1,076,539	$1,488,060	$1,079,922
10/31/18	$1,040,091	$1,386,351	$1,052,396
11/30/18	$1,088,255	$1,414,602	$1,103,427
12/31/18	$996,844	$1,286,877	$1,008,588
1/31/19	$1,116,882	$1,390,001	$1,123,674
2/28/19	$1,131,235	$1,434,632	$1,134,517
3/31/19	$1,174,027	$1,462,509	$1,167,186
4/30/19	$1,178,048	$1,521,726	$1,164,937
5/31/19	$1,186,089	$1,425,023	$1,160,967
6/30/19	$1,207,387	$1,525,453	$1,176,732
7/31/19	$1,223,703	$1,547,377	$1,195,542
8/31/19	$1,263,133	$1,522,866	$1,223,934
9/30/19	$1,283,423	$1,551,360	$1,257,094
10/31/19	$1,304,485	$1,584,962	$1,270,494
11/30/19	$1,291,848	$1,642,494	$1,253,378
12/31/19	$1,290,512	$1,692,068	$1,241,608
1/31/20	$1,310,344	$1,691,405	$1,246,772
2/29/20	$1,209,767	$1,552,170	$1,141,979
3/31/20	$937,782	$1,360,457	$887,518
4/30/20	$1,019,944	$1,534,859	$956,970
5/31/20	$1,036,943	$1,607,961	$950,922
6/30/20	$1,067,323	$1,639,939	$968,378
7/31/20	$1,129,935	$1,732,407	$1,000,656
8/31/20	$1,143,040	$1,856,933	$1,007,637
9/30/20	$1,105,074	$1,786,376	$976,398
10/31/20	$1,074,132	$1,738,869	$951,127
11/30/20	$1,187,586	$1,929,213	$1,067,929
12/31/20	$1,242,504	$2,003,388	$1,102,574
1/31/21	$1,250,155	$1,983,162	$1,100,389
2/28/21	$1,299,121	$2,037,848	$1,159,075
3/31/21	$1,371,198	$2,127,097	$1,212,862
4/30/21	$1,501,789	$2,240,617	$1,313,262
5/31/21	$1,525,677	$2,256,266	$1,325,078
6/30/21	$1,562,263	$2,308,938	$1,355,501
7/31/21	$1,676,493	$2,363,787	$1,427,648
8/31/21	$1,713,450	$2,435,659	$1,452,675
9/30/21	$1,610,856	$2,322,377	$1,372,448
10/31/21	$1,746,825	$2,485,087	$1,484,683
11/30/21	$1,733,606	$2,467,868	$1,475,802
12/31/21	$1,909,536	$2,578,469	$1,608,800
1/31/22	$1,757,543	$2,445,041	$1,504,882
2/28/22	$1,704,025	$2,371,833	$1,451,763
3/31/22	$1,807,267	$2,459,898	$1,549,119
4/30/22	$1,739,027	$2,245,390	$1,477,147
5/31/22	$1,631,163	$2,249,509	$1,375,321
6/30/22	$1,478,292	$2,063,826	$1,268,678
7/31/22	$1,644,291	$2,254,120	$1,381,599
8/31/22	$1,516,427	$2,162,193	$1,295,767
9/30/22	$1,275,593	$1,963,058	$1,137,060
10/31/22	$1,339,602	$2,121,990	$1,188,154
11/30/22	$1,421,898	$2,240,575	$1,256,990
12/31/22	$1,347,754	$2,111,486	$1,191,135
1/31/23	$1,491,078	$2,244,159	$1,321,925
2/28/23	$1,403,072	$2,189,404	$1,256,808
3/31/23	$1,396,786	$2,269,786	$1,224,182
4/30/23	$1,406,844	$2,305,214	$1,232,637
5/31/23	$1,338,953	$2,315,234	$1,198,625
6/30/23	$1,394,900	$2,468,213	$1,259,893
7/31/23	$1,435,132	$2,547,505	$1,296,015
8/31/23	$1,384,214	$2,506,944	$1,254,688
9/30/23	$1,282,378	$2,387,418	$1,166,699
10/31/23	$1,223,916	$2,337,219	$1,113,878
11/30/23	$1,372,899	$2,550,667	$1,233,814
12/31/23	$1,511,194	$2,666,546	$1,357,414
1/31/24	$1,455,876	$2,711,355	$1,302,629
2/29/24	$1,476,620	$2,856,129	$1,326,920
3/31/24	$1,497,365	$2,948,024	$1,352,116
4/30/24	$1,368,498	$2,827,613	$1,253,164
5/31/24	$1,438,903	$2,967,819	$1,313,888
6/30/24	$1,475,992	$3,074,311	$1,349,930
7/31/24	$1,567,770	$3,111,733	$1,428,937
8/31/24	$1,662,691	$3,187,213	$1,519,843
9/30/24	$1,708,147	$3,255,283	$1,559,980
10/31/24	$1,634,950	$3,225,762	$1,511,059
11/30/24	$1,715,719	$3,415,118	$1,580,228
12/31/24	$1,586,829	$3,333,707	$1,467,402
1/31/25	$1,612,750	$3,426,543	$1,485,181
2/28/25	$1,688,614	$3,381,833	$1,542,464
3/31/25	$1,637,825	$3,191,285	$1,484,537
4/30/25	$1,601,157	$3,169,646	$1,443,605
5/31/25	$1,621,743	$3,369,158	$1,473,488
6/30/25	$1,610,807	$3,540,489	$1,459,145
7/31/25	$1,595,367	$3,619,947	$1,448,465
8/31/25	$1,688,645	$3,693,330	$1,516,013
9/30/25	$1,696,334	$3,828,137	$1,533,406
10/31/25	$1,669,172	$3,917,767	$1,513,054
11/30/25	$1,719,616	$3,927,370	$1,559,782
12/31/25	$1,675,165	$3,929,774	$1,521,309
1/31/26	$1,728,386	$3,986,756	$1,567,139
2/28/26	$1,867,929	$3,956,458	$1,687,705
3/31/26	$1,743,004	$3,759,445	$1,591,935

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.42%	4.92%	5.71%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 503,202,000
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,459,000
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200447
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	I-3
Trading Symbol	PNRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$442	4.28%

Expenses Paid, Amount	$ 442
Expense Ratio, Percent	4.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$971,308	$1,003,877	$970,707
5/31/16	$988,570	$1,021,904	$990,194
6/30/16	$1,061,710	$1,024,552	$1,054,236
7/31/16	$1,106,381	$1,062,326	$1,100,343
8/31/16	$1,063,931	$1,063,818	$1,063,119
9/30/16	$1,052,120	$1,064,019	$1,041,209
10/31/16	$993,263	$1,044,610	$982,589
11/30/16	$973,155	$1,083,297	$969,319
12/31/16	$1,022,997	$1,104,710	$1,014,822
1/31/17	$1,020,368	$1,125,662	$1,006,110
2/28/17	$1,057,717	$1,170,357	$1,041,367
3/31/17	$1,030,346	$1,171,723	$1,012,076
4/30/17	$1,027,707	$1,183,756	$1,009,654
5/31/17	$1,021,303	$1,200,415	$1,004,058
6/30/17	$1,039,765	$1,207,907	$1,028,640
7/31/17	$1,052,220	$1,232,745	$1,038,072
8/31/17	$1,045,795	$1,236,519	$1,029,825
9/30/17	$1,045,351	$1,262,026	$1,032,572
10/31/17	$1,036,401	$1,291,476	$1,021,323
11/30/17	$1,063,974	$1,331,085	$1,052,726
12/31/17	$1,065,513	$1,345,885	$1,053,014
1/31/18	$1,019,718	$1,422,942	$1,011,283
2/28/18	$943,509	$1,370,497	$938,429
3/31/18	$982,699	$1,335,668	$974,827
4/30/18	$995,221	$1,340,793	$989,239
5/31/18	$1,027,534	$1,373,082	$1,028,573
6/30/18	$1,070,186	$1,381,533	$1,072,189
7/31/18	$1,074,063	$1,432,945	$1,078,087
8/31/18	$1,106,376	$1,479,638	$1,110,177
9/30/18	$1,074,916	$1,488,060	$1,079,922
10/31/18	$1,039,864	$1,386,351	$1,052,396
11/30/18	$1,086,600	$1,414,602	$1,103,427
12/31/18	$996,369	$1,286,877	$1,008,588
1/31/19	$1,116,037	$1,390,001	$1,123,674
2/28/19	$1,130,345	$1,434,632	$1,134,517
3/31/19	$1,172,691	$1,462,509	$1,167,186
4/30/19	$1,176,698	$1,521,726	$1,164,937
5/31/19	$1,186,048	$1,425,023	$1,160,967
6/30/19	$1,205,840	$1,525,453	$1,176,732
7/31/19	$1,223,453	$1,547,377	$1,195,542
8/31/19	$1,261,390	$1,522,866	$1,223,934
9/30/19	$1,283,586	$1,551,360	$1,257,094
10/31/19	$1,303,161	$1,584,962	$1,270,494
11/30/19	$1,291,975	$1,642,494	$1,253,378
12/31/19	$1,288,981	$1,692,068	$1,241,608
1/31/20	$1,308,725	$1,691,405	$1,246,772
2/29/20	$1,208,596	$1,552,170	$1,141,979
3/31/20	$936,415	$1,360,457	$887,518
4/30/20	$1,019,621	$1,534,859	$956,970
5/31/20	$1,036,544	$1,607,961	$950,922
6/30/20	$1,067,374	$1,639,939	$968,378
7/31/20	$1,128,202	$1,732,407	$1,000,656
8/31/20	$1,141,236	$1,856,933	$1,007,637
9/30/20	$1,104,846	$1,786,376	$976,398
10/31/20	$1,074,075	$1,738,869	$951,127
11/30/20	$1,186,904	$1,929,213	$1,067,929
12/31/20	$1,241,513	$2,003,388	$1,102,574
1/31/21	$1,249,121	$1,983,162	$1,100,389
2/28/21	$1,297,807	$2,037,848	$1,159,075
3/31/21	$1,370,643	$2,127,097	$1,212,862
4/30/21	$1,500,427	$2,240,617	$1,313,262
5/31/21	$1,524,168	$2,256,266	$1,325,078
6/30/21	$1,560,491	$2,308,938	$1,355,501
7/31/21	$1,673,981	$2,363,787	$1,427,648
8/31/21	$1,710,699	$2,435,659	$1,452,675
9/30/21	$1,609,367	$2,322,377	$1,372,448
10/31/21	$1,744,419	$2,485,087	$1,484,683
11/30/21	$1,731,289	$2,467,868	$1,475,802
12/31/21	$1,907,778	$2,578,469	$1,608,800
1/31/22	$1,754,816	$2,445,041	$1,504,882
2/28/22	$1,701,704	$2,371,833	$1,451,763
3/31/22	$1,804,185	$2,459,898	$1,549,119
4/30/22	$1,736,474	$2,245,390	$1,477,147
5/31/22	$1,627,261	$2,249,509	$1,375,321
6/30/22	$1,475,390	$2,063,826	$1,268,678
7/31/22	$1,642,290	$2,254,120	$1,381,599
8/31/22	$1,515,446	$2,162,193	$1,295,767
9/30/22	$1,273,166	$1,963,058	$1,137,060
10/31/22	$1,336,598	$2,121,990	$1,188,154
11/30/22	$1,418,153	$2,240,575	$1,256,990
12/31/22	$1,344,979	$2,111,486	$1,191,135
1/31/23	$1,489,440	$2,244,159	$1,321,925
2/28/23	$1,402,265	$2,189,404	$1,256,808
3/31/23	$1,394,171	$2,269,786	$1,224,182
4/30/23	$1,404,133	$2,305,214	$1,232,637
5/31/23	$1,336,262	$2,315,234	$1,198,625
6/30/23	$1,391,680	$2,468,213	$1,259,893
7/31/23	$1,432,154	$2,547,505	$1,296,015
8/31/23	$1,381,094	$2,506,944	$1,254,688
9/30/23	$1,279,598	$2,387,418	$1,166,699
10/31/23	$1,221,067	$2,337,219	$1,113,878
11/30/23	$1,369,886	$2,550,667	$1,233,814
12/31/23	$1,507,498	$2,666,546	$1,357,414
1/31/24	$1,452,080	$2,711,355	$1,302,629
2/29/24	$1,473,250	$2,856,129	$1,326,920
3/31/24	$1,493,176	$2,948,024	$1,352,116
4/30/24	$1,364,905	$2,827,613	$1,253,164
5/31/24	$1,435,267	$2,967,819	$1,313,888
6/30/24	$1,472,005	$3,074,311	$1,349,930
7/31/24	$1,563,538	$3,111,733	$1,428,937
8/31/24	$1,658,185	$3,187,213	$1,519,843
9/30/24	$1,703,530	$3,255,283	$1,559,980
10/31/24	$1,630,441	$3,225,762	$1,511,059
11/30/24	$1,711,026	$3,415,118	$1,580,228
12/31/24	$1,582,457	$3,333,707	$1,467,402
1/31/25	$1,608,111	$3,426,543	$1,485,181
2/28/25	$1,683,198	$3,381,833	$1,542,464
3/31/25	$1,633,335	$3,191,285	$1,484,537
4/30/25	$1,596,417	$3,169,646	$1,443,605
5/31/25	$1,616,149	$3,369,158	$1,473,488
6/30/25	$1,605,965	$3,540,489	$1,459,145
7/31/25	$1,590,688	$3,619,947	$1,448,465
8/31/25	$1,683,621	$3,693,330	$1,516,013
9/30/25	$1,690,218	$3,828,137	$1,533,406
10/31/25	$1,663,348	$3,917,767	$1,513,054
11/30/25	$1,713,888	$3,927,370	$1,559,782
12/31/25	$1,668,999	$3,929,774	$1,521,309
1/31/26	$1,722,278	$3,986,756	$1,567,139
2/28/26	$1,861,575	$3,956,458	$1,687,705
3/31/26	$1,736,549	$3,759,445	$1,591,935

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.32%	4.85%	5.67%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 503,202,000
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,459,000
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000132360
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	PQTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$201	1.91%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,450	$10,000	$10,000
4/30/16	$9,325	$10,038	$10,005
5/31/16	$9,132	$10,041	$10,011
6/30/16	$9,257	$10,221	$10,016
7/31/16	$9,364	$10,286	$10,021
8/31/16	$9,344	$10,274	$10,026
9/30/16	$9,161	$10,268	$10,032
10/31/16	$8,997	$10,190	$10,039
11/30/16	$8,997	$9,949	$10,046
12/31/16	$9,103	$9,963	$10,053
1/31/17	$8,959	$9,982	$10,061
2/28/17	$9,036	$10,049	$10,069
3/31/17	$8,968	$10,044	$10,078
4/30/17	$8,978	$10,122	$10,087
5/31/17	$9,007	$10,199	$10,097
6/30/17	$8,795	$10,189	$10,107
7/31/17	$9,016	$10,233	$10,118
8/31/17	$9,161	$10,325	$10,128
9/30/17	$8,964	$10,276	$10,139
10/31/17	$9,224	$10,282	$10,151
11/30/17	$9,272	$10,268	$10,162
12/31/17	$9,272	$10,316	$10,173
1/31/18	$9,581	$10,197	$10,188
2/28/18	$9,002	$10,100	$10,202
3/31/18	$9,108	$10,165	$10,216
4/30/18	$9,012	$10,089	$10,236
5/31/18	$8,993	$10,161	$10,256
6/30/18	$9,142	$10,149	$10,275
7/31/18	$9,036	$10,151	$10,295
8/31/18	$9,191	$10,216	$10,315
9/30/18	$8,896	$10,151	$10,335
10/31/18	$8,983	$10,070	$10,356
11/30/18	$9,041	$10,131	$10,377
12/31/18	$9,456	$10,317	$10,397
1/31/19	$9,080	$10,426	$10,421
2/28/19	$9,118	$10,420	$10,446
3/31/19	$9,466	$10,620	$10,470
4/30/19	$9,592	$10,623	$10,493
5/31/19	$9,543	$10,812	$10,516
6/30/19	$9,577	$10,947	$10,538
7/31/19	$9,791	$10,971	$10,559
8/31/19	$10,083	$11,256	$10,579
9/30/19	$9,650	$11,196	$10,600
10/31/19	$9,523	$11,230	$10,618
11/30/19	$9,543	$11,224	$10,637
12/31/19	$9,694	$11,216	$10,656
1/31/20	$9,536	$11,432	$10,673
2/29/20	$9,764	$11,638	$10,690
3/31/20	$10,376	$11,569	$10,708
4/30/20	$10,287	$11,775	$10,721
5/31/20	$10,257	$11,830	$10,734
6/30/20	$9,949	$11,904	$10,747
7/31/20	$10,262	$12,082	$10,749
8/31/20	$10,151	$11,984	$10,752
9/30/20	$9,852	$11,978	$10,755
10/31/20	$9,873	$11,924	$10,757
11/30/20	$10,046	$12,041	$10,759
12/31/20	$10,518	$12,058	$10,761
1/31/21	$10,467	$11,971	$10,763
2/28/21	$10,632	$11,799	$10,765
3/31/21	$10,839	$11,651	$10,768
4/30/21	$11,014	$11,743	$10,769
5/31/21	$11,273	$11,782	$10,771
6/30/21	$11,373	$11,864	$10,773
7/31/21	$11,498	$11,997	$10,774
8/31/21	$11,705	$11,974	$10,776
9/30/21	$12,081	$11,871	$10,777
10/31/21	$12,425	$11,867	$10,778
11/30/21	$11,821	$11,902	$10,779
12/31/21	$12,045	$11,872	$10,781
1/31/22	$12,066	$11,616	$10,783
2/28/22	$12,436	$11,487	$10,785
3/31/22	$13,130	$11,168	$10,787
4/30/22	$13,992	$10,744	$10,796
5/31/22	$13,811	$10,813	$10,805
6/30/22	$14,394	$10,643	$10,814
7/31/22	$13,746	$10,903	$10,828
8/31/22	$13,854	$10,595	$10,850
9/30/22	$14,802	$10,138	$10,872
10/31/22	$14,791	$10,006	$10,900
11/30/22	$13,457	$10,374	$10,934
12/31/22	$13,376	$10,327	$10,972
1/31/23	$13,461	$10,645	$11,013
2/28/23	$13,448	$10,370	$11,052
3/31/23	$12,505	$10,633	$11,096
4/30/23	$12,735	$10,698	$11,140
5/31/23	$13,219	$10,581	$11,188
6/30/23	$13,219	$10,544	$11,236
7/31/23	$12,904	$10,536	$11,285
8/31/23	$12,408	$10,469	$11,336
9/30/23	$12,940	$10,203	$11,387
10/31/23	$13,061	$10,042	$11,439
11/30/23	$12,300	$10,497	$11,490
12/31/23	$12,771	$10,898	$11,543
1/31/24	$12,650	$10,868	$11,596
2/29/24	$13,001	$10,715	$11,645
3/31/24	$13,219	$10,814	$11,699
4/30/24	$13,400	$10,541	$11,751
5/31/24	$13,013	$10,719	$11,805
6/30/24	$12,662	$10,821	$11,854
7/31/24	$12,529	$11,074	$11,912
8/31/24	$12,118	$11,233	$11,967
9/30/24	$12,251	$11,383	$12,018
10/31/24	$11,779	$11,101	$12,068
11/30/24	$12,033	$11,218	$12,116
12/31/24	$12,348	$11,035	$12,163
1/31/25	$12,118	$11,093	$12,208
2/28/25	$11,828	$11,337	$12,250
3/31/25	$11,779	$11,342	$12,295
4/30/25	$11,429	$11,386	$12,340
5/31/25	$11,102	$11,305	$12,386
6/30/25	$11,332	$11,478	$12,430
7/31/25	$11,247	$11,448	$12,477
8/31/25	$11,610	$11,585	$12,524
9/30/25	$11,961	$11,711	$12,569
10/31/25	$12,166	$11,785	$12,614
11/30/25	$12,312	$11,858	$12,656
12/31/25	$12,602	$11,840	$12,697
1/31/26	$13,001	$11,853	$12,738
2/28/26	$13,485	$12,047	$12,774
3/31/26	$13,074	$11,835	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	10.99%	3.82%	3.30%
Class A (including sales charge)	4.85%	2.65%	2.72%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,730,542,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 17,883,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000132361
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	PQTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$279	2.66%

Expenses Paid, Amount	$ 279
Expense Ratio, Percent	2.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$9,856	$10,038	$10,005
5/31/16	$9,642	$10,041	$10,011
6/30/16	$9,773	$10,221	$10,016
7/31/16	$9,883	$10,286	$10,021
8/31/16	$9,841	$10,274	$10,026
9/30/16	$9,647	$10,268	$10,032
10/31/16	$9,474	$10,190	$10,039
11/30/16	$9,464	$9,949	$10,046
12/31/16	$9,553	$9,963	$10,053
1/31/17	$9,401	$9,982	$10,061
2/28/17	$9,481	$10,049	$10,069
3/31/17	$9,389	$10,044	$10,078
4/30/17	$9,399	$10,122	$10,087
5/31/17	$9,428	$10,199	$10,097
6/30/17	$9,187	$10,189	$10,107
7/31/17	$9,405	$10,233	$10,118
8/31/17	$9,554	$10,325	$10,128
9/30/17	$9,348	$10,276	$10,139
10/31/17	$9,606	$10,282	$10,151
11/30/17	$9,645	$10,268	$10,162
12/31/17	$9,644	$10,316	$10,173
1/31/18	$9,950	$10,197	$10,188
2/28/18	$9,344	$10,100	$10,202
3/31/18	$9,452	$10,165	$10,216
4/30/18	$9,342	$10,089	$10,236
5/31/18	$9,311	$10,161	$10,256
6/30/18	$9,461	$10,149	$10,275
7/31/18	$9,340	$10,151	$10,295
8/31/18	$9,498	$10,216	$10,315
9/30/18	$9,187	$10,151	$10,335
10/31/18	$9,275	$10,070	$10,356
11/30/18	$9,315	$10,131	$10,377
12/31/18	$9,738	$10,317	$10,397
1/31/19	$9,344	$10,426	$10,421
2/28/19	$9,374	$10,420	$10,446
3/31/19	$9,725	$10,620	$10,470
4/30/19	$9,853	$10,623	$10,493
5/31/19	$9,793	$10,812	$10,516
6/30/19	$9,824	$10,947	$10,538
7/31/19	$10,030	$10,971	$10,559
8/31/19	$10,325	$11,256	$10,579
9/30/19	$9,877	$11,196	$10,600
10/31/19	$9,737	$11,230	$10,618
11/30/19	$9,747	$11,224	$10,637
12/31/19	$9,894	$11,216	$10,656
1/31/20	$9,733	$11,432	$10,673
2/29/20	$9,953	$11,638	$10,690
3/31/20	$10,569	$11,569	$10,708
4/30/20	$10,469	$11,775	$10,721
5/31/20	$10,428	$11,830	$10,734
6/30/20	$10,116	$11,904	$10,747
7/31/20	$10,419	$12,082	$10,749
8/31/20	$10,307	$11,984	$10,752
9/30/20	$9,999	$11,978	$10,755
10/31/20	$10,009	$11,924	$10,757
11/30/20	$10,174	$12,041	$10,759
12/31/20	$10,654	$12,058	$10,761
1/31/21	$10,592	$11,971	$10,763
2/28/21	$10,759	$11,799	$10,765
3/31/21	$10,957	$11,651	$10,768
4/30/21	$11,122	$11,743	$10,769
5/31/21	$11,390	$11,782	$10,771
6/30/21	$11,474	$11,864	$10,773
7/31/21	$11,598	$11,997	$10,774
8/31/21	$11,793	$11,974	$10,776
9/30/21	$12,158	$11,871	$10,777
10/31/21	$12,509	$11,867	$10,778
11/30/21	$11,896	$11,902	$10,779
12/31/21	$12,099	$11,872	$10,781
1/31/22	$12,129	$11,616	$10,783
2/28/22	$12,485	$11,487	$10,785
3/31/22	$13,180	$11,168	$10,787
4/30/22	$14,021	$10,744	$10,796
5/31/22	$13,838	$10,813	$10,805
6/30/22	$14,419	$10,643	$10,814
7/31/22	$13,754	$10,903	$10,828
8/31/22	$13,847	$10,595	$10,850
9/30/22	$14,794	$10,138	$10,872
10/31/22	$14,769	$10,006	$10,900
11/30/22	$13,431	$10,374	$10,934
12/31/22	$13,347	$10,327	$10,972
1/31/23	$13,429	$10,645	$11,013
2/28/23	$13,406	$10,370	$11,052
3/31/23	$12,455	$10,633	$11,096
4/30/23	$12,680	$10,698	$11,140
5/31/23	$13,144	$10,581	$11,188
6/30/23	$13,144	$10,544	$11,236
7/31/23	$12,824	$10,536	$11,285
8/31/23	$12,315	$10,469	$11,336
9/30/23	$12,836	$10,203	$11,387
10/31/23	$12,954	$10,042	$11,439
11/30/23	$12,196	$10,497	$11,490
12/31/23	$12,646	$10,898	$11,543
1/31/24	$12,516	$10,868	$11,596
2/29/24	$12,859	$10,715	$11,645
3/31/24	$13,061	$10,814	$11,699
4/30/24	$13,238	$10,541	$11,751
5/31/24	$12,848	$10,719	$11,805
6/30/24	$12,492	$10,821	$11,854
7/31/24	$12,362	$11,074	$11,912
8/31/24	$11,948	$11,233	$11,967
9/30/24	$12,066	$11,383	$12,018
10/31/24	$11,581	$11,101	$12,068
11/30/24	$11,829	$11,218	$12,116
12/31/24	$12,137	$11,035	$12,163
1/31/25	$11,889	$11,093	$12,208
2/28/25	$11,604	$11,337	$12,250
3/31/25	$11,557	$11,342	$12,295
4/30/25	$11,202	$11,386	$12,340
5/31/25	$10,870	$11,305	$12,386
6/30/25	$11,095	$11,478	$12,430
7/31/25	$11,000	$11,448	$12,477
8/31/25	$11,344	$11,585	$12,524
9/30/25	$11,687	$11,711	$12,569
10/31/25	$11,877	$11,785	$12,614
11/30/25	$12,019	$11,858	$12,656
12/31/25	$12,291	$11,840	$12,697
1/31/26	$12,670	$11,853	$12,738
2/28/26	$13,132	$12,047	$12,774
3/31/26	$12,729	$11,835	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	10.14%	3.04%	2.44%
Class C (including sales charge)	9.14%	3.04%	2.44%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,730,542,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 17,883,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000132356
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	PQTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$160	1.51%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$986,775	$1,003,838	$1,000,526
5/31/16	$966,429	$1,004,096	$1,001,052
6/30/16	$980,671	$1,022,137	$1,001,578
7/31/16	$992,879	$1,028,599	$1,002,105
8/31/16	$989,827	$1,027,423	$1,002,632
9/30/16	$971,516	$1,026,821	$1,003,159
10/31/16	$955,239	$1,018,967	$1,003,860
11/30/16	$955,239	$994,865	$1,004,560
12/31/16	$965,412	$996,268	$1,005,261
1/31/17	$951,170	$998,223	$1,006,097
2/28/17	$960,326	$1,004,932	$1,006,934
3/31/17	$952,187	$1,004,405	$1,007,772
4/30/17	$954,222	$1,012,156	$1,008,736
5/31/17	$958,291	$1,019,947	$1,009,699
6/30/17	$934,893	$1,018,920	$1,010,664
7/31/17	$958,291	$1,023,305	$1,011,756
8/31/17	$974,568	$1,032,484	$1,012,848
9/30/17	$954,645	$1,027,566	$1,013,943
10/31/17	$982,183	$1,028,161	$1,015,069
11/30/17	$987,282	$1,026,841	$1,016,196
12/31/17	$988,302	$1,031,554	$1,017,325
1/31/18	$1,020,940	$1,019,674	$1,018,760
2/28/18	$959,744	$1,010,008	$1,020,198
3/31/18	$971,983	$1,016,485	$1,021,638
4/30/18	$961,784	$1,008,925	$1,023,597
5/31/18	$959,744	$1,016,126	$1,025,561
6/30/18	$976,324	$1,014,876	$1,027,529
7/31/18	$965,090	$1,015,117	$1,029,527
8/31/18	$982,451	$1,021,649	$1,031,530
9/30/18	$951,295	$1,015,070	$1,033,537
10/31/18	$961,524	$1,007,049	$1,035,592
11/30/18	$966,639	$1,013,060	$1,037,651
12/31/18	$1,011,670	$1,031,671	$1,039,715
1/31/19	$971,736	$1,042,627	$1,042,143
2/28/19	$975,831	$1,042,023	$1,044,577
3/31/19	$1,013,525	$1,062,032	$1,047,017
4/30/19	$1,027,902	$1,062,304	$1,049,286
5/31/19	$1,022,767	$1,081,161	$1,051,561
6/30/19	$1,027,119	$1,094,739	$1,053,840
7/31/19	$1,049,829	$1,097,147	$1,055,886
8/31/19	$1,081,829	$1,125,576	$1,057,936
9/30/19	$1,035,931	$1,119,581	$1,059,991
10/31/19	$1,022,396	$1,122,953	$1,061,850
11/30/19	$1,024,479	$1,122,381	$1,063,711
12/31/19	$1,040,959	$1,121,599	$1,065,577
1/31/20	$1,025,202	$1,143,184	$1,067,304
2/29/20	$1,049,362	$1,163,759	$1,069,033
3/31/20	$1,115,538	$1,156,911	$1,070,765
4/30/20	$1,106,084	$1,177,476	$1,072,060
5/31/20	$1,102,933	$1,182,959	$1,073,355
6/30/20	$1,070,987	$1,190,410	$1,074,652
7/31/20	$1,104,221	$1,208,191	$1,074,928
8/31/20	$1,093,501	$1,198,439	$1,075,203
9/30/20	$1,061,760	$1,197,782	$1,075,480
10/31/20	$1,063,933	$1,192,434	$1,075,677
11/30/20	$1,082,408	$1,204,134	$1,075,874
12/31/20	$1,134,649	$1,205,794	$1,076,072
1/31/21	$1,129,135	$1,197,148	$1,076,299
2/28/21	$1,147,881	$1,179,861	$1,076,527
3/31/21	$1,170,202	$1,165,128	$1,076,755
4/30/21	$1,188,952	$1,174,333	$1,076,937
5/31/21	$1,218,731	$1,178,169	$1,077,119
6/30/21	$1,228,944	$1,186,447	$1,077,300
7/31/21	$1,243,363	$1,199,713	$1,077,433
8/31/21	$1,265,546	$1,197,429	$1,077,565
9/30/21	$1,305,884	$1,187,061	$1,077,697
10/31/21	$1,344,882	$1,186,734	$1,077,815
11/30/21	$1,280,257	$1,190,245	$1,077,933
12/31/21	$1,303,340	$1,187,200	$1,078,052
1/31/22	$1,307,862	$1,161,622	$1,078,252
2/28/22	$1,347,426	$1,148,663	$1,078,453
3/31/22	$1,423,816	$1,116,751	$1,078,655
4/30/22	$1,516,080	$1,074,373	$1,079,559
5/31/22	$1,497,855	$1,081,300	$1,080,464
6/30/22	$1,562,126	$1,064,336	$1,081,370
7/31/22	$1,491,646	$1,090,343	$1,082,840
8/31/22	$1,503,200	$1,059,533	$1,084,974
9/30/22	$1,607,430	$1,013,755	$1,087,187
10/31/22	$1,606,259	$1,000,624	$1,090,024
11/30/22	$1,462,152	$1,037,423	$1,093,382
12/31/22	$1,454,496	$1,032,743	$1,097,197
1/31/23	$1,464,867	$1,064,515	$1,101,269
2/28/23	$1,463,570	$1,036,991	$1,105,156
3/31/23	$1,361,159	$1,063,333	$1,109,554
4/30/23	$1,387,086	$1,069,778	$1,114,015
5/31/23	$1,438,940	$1,058,130	$1,118,838
6/30/23	$1,440,236	$1,054,356	$1,123,559
7/31/23	$1,406,531	$1,053,621	$1,128,492
8/31/23	$1,352,085	$1,046,891	$1,133,649
9/30/23	$1,410,420	$1,020,288	$1,138,672
10/31/23	$1,424,680	$1,004,186	$1,143,887
11/30/23	$1,343,011	$1,049,662	$1,148,966
12/31/23	$1,393,568	$1,089,842	$1,154,251
1/31/24	$1,380,604	$1,086,849	$1,159,560
2/29/24	$1,419,495	$1,071,494	$1,164,535
3/31/24	$1,444,125	$1,081,388	$1,169,880
4/30/24	$1,464,867	$1,054,074	$1,175,074
5/31/24	$1,423,384	$1,071,944	$1,180,456
6/30/24	$1,385,790	$1,082,092	$1,185,355
7/31/24	$1,371,530	$1,107,367	$1,191,175
8/31/24	$1,326,158	$1,123,279	$1,196,655
9/30/24	$1,341,714	$1,138,319	$1,201,824
10/31/24	$1,289,861	$1,110,090	$1,206,847
11/30/24	$1,318,380	$1,121,827	$1,211,567
12/31/24	$1,353,381	$1,103,468	$1,216,304
1/31/25	$1,327,454	$1,109,322	$1,220,841
2/28/25	$1,296,342	$1,133,729	$1,224,967
3/31/25	$1,292,453	$1,134,155	$1,229,536
4/30/25	$1,253,563	$1,138,613	$1,233,987
5/31/25	$1,218,562	$1,130,460	$1,238,578
6/30/25	$1,244,489	$1,147,843	$1,243,036
7/31/25	$1,234,118	$1,144,815	$1,247,698
8/31/25	$1,275,601	$1,158,507	$1,252,364
9/30/25	$1,314,491	$1,171,145	$1,256,860
10/31/25	$1,336,529	$1,178,462	$1,261,410
11/30/25	$1,353,381	$1,185,785	$1,265,611
12/31/25	$1,385,790	$1,184,031	$1,269,736
1/31/26	$1,431,162	$1,185,295	$1,273,762
2/28/26	$1,484,312	$1,204,706	$1,277,392
3/31/26	$1,440,236	$1,183,475	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	11.43%	4.24%	3.72%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,730,542,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 17,883,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000132357
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	I-2
Trading Symbol	PQTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$170	1.61%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$986,789	$1,003,838	$1,000,526
5/31/16	$965,447	$1,004,096	$1,001,052
6/30/16	$979,675	$1,022,137	$1,001,578
7/31/16	$991,870	$1,028,599	$1,002,105
8/31/16	$988,821	$1,027,423	$1,002,632
9/30/16	$970,528	$1,026,821	$1,003,159
10/31/16	$953,252	$1,018,967	$1,003,860
11/30/16	$953,252	$994,865	$1,004,560
12/31/16	$964,431	$996,268	$1,005,261
1/31/17	$949,187	$998,223	$1,006,097
2/28/17	$958,333	$1,004,932	$1,006,934
3/31/17	$951,220	$1,004,405	$1,007,772
4/30/17	$952,236	$1,012,156	$1,008,736
5/31/17	$956,301	$1,019,947	$1,009,699
6/30/17	$932,927	$1,018,920	$1,010,664
7/31/17	$956,301	$1,023,305	$1,011,756
8/31/17	$972,561	$1,032,484	$1,012,848
9/30/17	$952,172	$1,027,566	$1,013,943
10/31/17	$980,686	$1,028,161	$1,015,069
11/30/17	$985,778	$1,026,841	$1,016,196
12/31/17	$985,778	$1,031,554	$1,017,325
1/31/18	$1,018,366	$1,019,674	$1,018,760
2/28/18	$957,264	$1,010,008	$1,020,198
3/31/18	$968,466	$1,016,485	$1,021,638
4/30/18	$959,300	$1,008,925	$1,023,597
5/31/18	$957,264	$1,016,126	$1,025,561
6/30/18	$973,783	$1,014,876	$1,027,529
7/31/18	$962,567	$1,015,117	$1,029,527
8/31/18	$978,882	$1,021,649	$1,031,530
9/30/18	$948,511	$1,015,070	$1,033,537
10/31/18	$957,700	$1,007,049	$1,035,592
11/30/18	$963,826	$1,013,060	$1,037,651
12/31/18	$1,008,433	$1,031,671	$1,039,715
1/31/19	$968,586	$1,042,627	$1,042,143
2/28/19	$972,673	$1,042,023	$1,044,577
3/31/19	$1,010,025	$1,062,032	$1,047,017
4/30/19	$1,024,366	$1,062,304	$1,049,286
5/31/19	$1,018,220	$1,081,161	$1,051,561
6/30/19	$1,022,541	$1,094,739	$1,053,840
7/31/19	$1,046,225	$1,097,147	$1,055,886
8/31/19	$1,077,118	$1,125,576	$1,057,936
9/30/19	$1,031,112	$1,119,581	$1,059,991
10/31/19	$1,017,613	$1,122,953	$1,061,850
11/30/19	$1,019,690	$1,122,381	$1,063,711
12/31/19	$1,037,004	$1,121,599	$1,065,577
1/31/20	$1,020,244	$1,143,184	$1,067,304
2/29/20	$1,044,336	$1,163,759	$1,069,033
3/31/20	$1,109,280	$1,156,911	$1,070,765
4/30/20	$1,100,900	$1,177,476	$1,072,060
5/31/20	$1,097,758	$1,182,959	$1,073,355
6/30/20	$1,064,684	$1,190,410	$1,074,652
7/31/20	$1,098,890	$1,208,191	$1,074,928
8/31/20	$1,087,132	$1,198,439	$1,075,203
9/30/20	$1,056,313	$1,197,782	$1,075,480
10/31/20	$1,057,396	$1,192,434	$1,075,677
11/30/20	$1,075,814	$1,204,134	$1,075,874
12/31/20	$1,127,868	$1,205,794	$1,076,072
1/31/21	$1,122,371	$1,197,148	$1,076,299
2/28/21	$1,139,960	$1,179,861	$1,076,527
3/31/21	$1,163,053	$1,165,128	$1,076,755
4/30/21	$1,181,741	$1,174,333	$1,076,937
5/31/21	$1,210,322	$1,178,169	$1,077,119
6/30/21	$1,220,299	$1,186,447	$1,077,300
7/31/21	$1,234,668	$1,199,713	$1,077,433
8/31/21	$1,256,775	$1,197,429	$1,077,565
9/30/21	$1,297,814	$1,187,061	$1,077,697
10/31/21	$1,335,561	$1,186,734	$1,077,815
11/30/21	$1,271,170	$1,190,245	$1,077,933
12/31/21	$1,295,141	$1,187,200	$1,078,052
1/31/22	$1,297,394	$1,161,622	$1,078,252
2/28/22	$1,337,937	$1,148,663	$1,078,453
3/31/22	$1,412,734	$1,116,751	$1,078,655
4/30/22	$1,505,782	$1,074,373	$1,079,559
5/31/22	$1,486,492	$1,081,300	$1,080,464
6/30/22	$1,550,399	$1,064,336	$1,081,370
7/31/22	$1,480,188	$1,090,343	$1,082,840
8/31/22	$1,491,698	$1,059,533	$1,084,974
9/30/22	$1,595,158	$1,013,755	$1,087,187
10/31/22	$1,593,991	$1,000,624	$1,090,024
11/30/22	$1,450,462	$1,037,423	$1,093,382
12/31/22	$1,442,226	$1,032,743	$1,097,197
1/31/23	$1,452,555	$1,064,515	$1,101,269
2/28/23	$1,451,264	$1,036,991	$1,105,156
3/31/23	$1,349,262	$1,063,333	$1,109,554
4/30/23	$1,375,086	$1,069,778	$1,114,015
5/31/23	$1,426,732	$1,058,130	$1,118,838
6/30/23	$1,426,732	$1,054,356	$1,123,559
7/31/23	$1,394,453	$1,053,621	$1,128,492
8/31/23	$1,340,224	$1,046,891	$1,133,649
9/30/23	$1,398,326	$1,020,288	$1,138,672
10/31/23	$1,412,529	$1,004,186	$1,143,887
11/30/23	$1,329,895	$1,049,662	$1,148,966
12/31/23	$1,381,541	$1,089,842	$1,154,251
1/31/24	$1,368,630	$1,086,849	$1,159,560
2/29/24	$1,406,073	$1,071,494	$1,164,535
3/31/24	$1,430,605	$1,081,388	$1,169,880
4/30/24	$1,449,973	$1,054,074	$1,175,074
5/31/24	$1,409,947	$1,071,944	$1,180,456
6/30/24	$1,371,212	$1,082,092	$1,185,355
7/31/24	$1,358,300	$1,107,367	$1,191,175
8/31/24	$1,313,110	$1,123,279	$1,196,655
9/30/24	$1,328,604	$1,138,319	$1,201,824
10/31/24	$1,276,957	$1,110,090	$1,206,847
11/30/24	$1,304,072	$1,121,827	$1,211,567
12/31/24	$1,338,933	$1,103,468	$1,216,304
1/31/25	$1,314,401	$1,109,322	$1,220,841
2/28/25	$1,283,413	$1,133,729	$1,224,967
3/31/25	$1,278,249	$1,134,155	$1,229,536
4/30/25	$1,240,805	$1,138,613	$1,233,987
5/31/25	$1,205,944	$1,130,460	$1,238,578
6/30/25	$1,230,476	$1,147,843	$1,243,036
7/31/25	$1,221,437	$1,144,815	$1,247,698
8/31/25	$1,261,463	$1,158,507	$1,252,364
9/30/25	$1,300,198	$1,171,145	$1,256,860
10/31/25	$1,322,148	$1,178,462	$1,261,410
11/30/25	$1,338,933	$1,185,785	$1,265,611
12/31/25	$1,371,212	$1,184,031	$1,269,736
1/31/26	$1,415,112	$1,185,295	$1,273,762
2/28/26	$1,468,049	$1,204,706	$1,277,392
3/31/26	$1,422,858	$1,183,475	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	11.31%	4.11%	3.59%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,730,542,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 17,883,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200466
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	I-3
Trading Symbol	PQTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$175	1.66%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$986,652	$1,003,838	$1,000,526
5/31/16	$966,186	$1,004,096	$1,001,052
6/30/16	$980,306	$1,022,137	$1,001,578
7/31/16	$992,384	$1,028,599	$1,002,105
8/31/16	$989,207	$1,027,423	$1,002,632
9/30/16	$970,787	$1,026,821	$1,003,159
10/31/16	$954,400	$1,018,967	$1,003,860
11/30/16	$954,283	$994,865	$1,004,560
12/31/16	$964,323	$996,268	$1,005,261
1/31/17	$949,975	$998,223	$1,006,097
2/28/17	$959,009	$1,004,932	$1,006,934
3/31/17	$950,761	$1,004,405	$1,007,772
4/30/17	$952,675	$1,012,156	$1,008,736
5/31/17	$956,616	$1,019,947	$1,009,699
6/30/17	$933,141	$1,018,920	$1,010,664
7/31/17	$956,375	$1,023,305	$1,011,756
8/31/17	$972,498	$1,032,484	$1,012,848
9/30/17	$952,498	$1,027,566	$1,013,943
10/31/17	$979,851	$1,028,161	$1,015,069
11/30/17	$984,818	$1,026,841	$1,016,196
12/31/17	$985,709	$1,031,554	$1,017,325
1/31/18	$1,018,132	$1,019,674	$1,018,760
2/28/18	$956,993	$1,010,008	$1,020,198
3/31/18	$969,074	$1,016,485	$1,021,638
4/30/18	$958,801	$1,008,925	$1,023,597
5/31/18	$956,765	$1,016,126	$1,025,561
6/30/18	$973,339	$1,014,876	$1,027,529
7/31/18	$961,109	$1,015,117	$1,029,527
8/31/18	$979,454	$1,021,649	$1,031,530
9/30/18	$948,372	$1,015,070	$1,033,537
10/31/18	$957,550	$1,007,049	$1,035,592
11/30/18	$963,669	$1,013,060	$1,037,651
12/31/18	$1,007,809	$1,031,671	$1,039,715
1/31/19	$969,008	$1,042,627	$1,042,143
2/28/19	$973,092	$1,042,023	$1,044,577
3/31/19	$1,010,594	$1,062,032	$1,047,017
4/30/19	$1,023,904	$1,062,304	$1,049,286
5/31/19	$1,018,785	$1,081,161	$1,051,561
6/30/19	$1,022,866	$1,094,739	$1,053,840
7/31/19	$1,045,505	$1,097,147	$1,055,886
8/31/19	$1,077,405	$1,125,576	$1,057,936
9/30/19	$1,031,195	$1,119,581	$1,059,991
10/31/19	$1,017,709	$1,122,953	$1,061,850
11/30/19	$1,019,783	$1,122,381	$1,063,711
12/31/19	$1,036,793	$1,121,599	$1,065,577
1/31/20	$1,020,054	$1,143,184	$1,067,304
2/29/20	$1,044,117	$1,163,759	$1,069,033
3/31/20	$1,110,028	$1,156,911	$1,070,765
4/30/20	$1,100,612	$1,177,476	$1,072,060
5/31/20	$1,097,474	$1,182,959	$1,073,355
6/30/20	$1,065,372	$1,190,410	$1,074,652
7/31/20	$1,098,465	$1,208,191	$1,074,928
8/31/20	$1,086,722	$1,198,439	$1,075,203
9/30/20	$1,055,822	$1,197,782	$1,075,480
10/31/20	$1,057,985	$1,192,434	$1,075,677
11/30/20	$1,076,376	$1,204,134	$1,075,874
12/31/20	$1,127,872	$1,205,794	$1,076,072
1/31/21	$1,122,387	$1,197,148	$1,076,299
2/28/21	$1,139,941	$1,179,861	$1,076,527
3/31/21	$1,162,983	$1,165,128	$1,076,755
4/30/21	$1,181,635	$1,174,333	$1,076,937
5/31/21	$1,210,161	$1,178,169	$1,077,119
6/30/21	$1,220,096	$1,186,447	$1,077,300
7/31/21	$1,234,438	$1,199,713	$1,077,433
8/31/21	$1,256,501	$1,197,429	$1,077,565
9/30/21	$1,297,242	$1,187,061	$1,077,697
10/31/21	$1,334,907	$1,186,734	$1,077,815
11/30/21	$1,270,654	$1,190,245	$1,077,933
12/31/21	$1,294,008	$1,187,200	$1,078,052
1/31/22	$1,297,377	$1,161,622	$1,078,252
2/28/22	$1,336,692	$1,148,663	$1,078,453
3/31/22	$1,411,492	$1,116,751	$1,078,655
4/30/22	$1,504,308	$1,074,373	$1,079,559
5/31/22	$1,486,198	$1,081,300	$1,080,464
6/30/22	$1,548,656	$1,064,336	$1,081,370
7/31/22	$1,479,776	$1,090,343	$1,082,840
8/31/22	$1,491,256	$1,059,533	$1,084,974
9/30/22	$1,594,265	$1,013,755	$1,087,187
10/31/22	$1,591,938	$1,000,624	$1,090,024
11/30/22	$1,448,803	$1,037,423	$1,093,382
12/31/22	$1,440,076	$1,032,743	$1,097,197
1/31/23	$1,450,371	$1,064,515	$1,101,269
2/28/23	$1,450,371	$1,036,991	$1,105,156
3/31/23	$1,347,416	$1,063,333	$1,109,554
4/30/23	$1,373,155	$1,069,778	$1,114,015
5/31/23	$1,425,919	$1,058,130	$1,118,838
6/30/23	$1,425,919	$1,054,356	$1,123,559
7/31/23	$1,392,459	$1,053,621	$1,128,492
8/31/23	$1,339,695	$1,046,891	$1,133,649
9/30/23	$1,396,320	$1,020,288	$1,138,672
10/31/23	$1,410,476	$1,004,186	$1,143,887
11/30/23	$1,328,113	$1,049,662	$1,148,966
12/31/23	$1,379,590	$1,089,842	$1,154,251
1/31/24	$1,366,720	$1,086,849	$1,159,560
2/29/24	$1,404,041	$1,071,494	$1,164,535
3/31/24	$1,428,493	$1,081,388	$1,169,880
4/30/24	$1,447,797	$1,054,074	$1,175,074
5/31/24	$1,407,902	$1,071,944	$1,180,456
6/30/24	$1,369,294	$1,082,092	$1,185,355
7/31/24	$1,356,425	$1,107,367	$1,191,175
8/31/24	$1,311,382	$1,123,279	$1,196,655
9/30/24	$1,326,826	$1,138,319	$1,201,824
10/31/24	$1,274,061	$1,110,090	$1,206,847
11/30/24	$1,302,374	$1,121,827	$1,211,567
12/31/24	$1,337,121	$1,103,468	$1,216,304
1/31/25	$1,311,382	$1,109,322	$1,220,841
2/28/25	$1,280,496	$1,133,729	$1,224,967
3/31/25	$1,276,635	$1,134,155	$1,229,536
4/30/25	$1,238,027	$1,138,613	$1,233,987
5/31/25	$1,203,280	$1,130,460	$1,238,578
6/30/25	$1,229,019	$1,147,843	$1,243,036
7/31/25	$1,218,723	$1,144,815	$1,247,698
8/31/25	$1,258,618	$1,158,507	$1,252,364
9/30/25	$1,297,226	$1,171,145	$1,256,860
10/31/25	$1,319,104	$1,178,462	$1,261,410
11/30/25	$1,335,834	$1,185,785	$1,265,611
12/31/25	$1,368,007	$1,184,031	$1,269,736
1/31/26	$1,411,763	$1,185,295	$1,273,762
2/28/26	$1,464,527	$1,204,706	$1,277,392
3/31/26	$1,419,485	$1,183,475	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	11.19%	4.07%	3.57%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,730,542,000
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 17,883,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]